UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD		20814
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2013

Item 1.    Schedules of Investments.

September 30, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Bull ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (43.1%)
3M Co. (Miscellaneous Manufacturing)	1,749	$208,849
Abbott Laboratories (Pharmaceuticals)	4,158	138,004
AbbVie, Inc. (Pharmaceuticals)	4,257	190,416
Abercrombie & Fitch Co. - Class A (Retail)	198	7,003
Accenture PLC - Class A (Computers)	1,716	126,366
ACE, Ltd. (Insurance)	924	86,449
Actavis, Inc.* (Pharmaceuticals)	363	52,272
Adobe Systems, Inc.* (Software)	1,254	65,133
Aetna, Inc. (Healthcare - Services)	990	63,380
AFLAC, Inc. (Insurance)	1,254	77,735
Agilent Technologies, Inc. (Electronics)	891	45,664
AGL Resources, Inc. (Gas)	330	15,190
Air Products & Chemicals, Inc. (Chemicals)	561	59,786
Airgas, Inc. (Chemicals)	165	17,498
Akamai Technologies, Inc.* (Software)	462	23,885
Alcoa, Inc. (Mining)	2,871	23,313
Alexion Pharmaceuticals, Inc.* (Biotechnology)	528	61,332
Allegheny Technologies, Inc. (Iron/Steel)	297	9,064
Allergan, Inc. (Pharmaceuticals)	792	71,636
Allstate Corp. (Insurance)	1,254	63,390
Altera Corp. (Semiconductors)	858	31,883
Altria Group, Inc. (Agriculture)	5,379	184,769
Amazon.com, Inc.* (Internet)	990	309,513
Ameren Corp. (Electric)	660	22,994
American Electric Power, Inc. (Electric)	1,320	57,222
American Express Co. (Diversified Financial Services)	2,475	186,912
American International Group, Inc. (Insurance)	3,960	192,575
American Tower Corp. (REIT)	1,056	78,281
Ameriprise Financial, Inc. (Diversified Financial Services)	528	48,090
AmerisourceBergen Corp. (Pharmaceuticals)	627	38,310
Ametek, Inc. (Electrical Components & Equipment)	660	30,373
Amgen, Inc. (Biotechnology)	2,013	225,335
Amphenol Corp. - Class A (Electronics)	429	33,196
Anadarko Petroleum Corp. (Oil & Gas)	1,353	125,815
Analog Devices, Inc. (Semiconductors)	825	38,816
Aon PLC (Insurance)	825	61,413
Apache Corp. (Oil & Gas)	1,089	92,717
Apartment Investment and Management Co. - Class A (REIT)	396	11,064
Apple Computer, Inc. (Computers)	2,442	1,164,223
Applied Materials, Inc. (Semiconductors)	3,234	56,724
Archer-Daniels-Midland Co. (Agriculture)	1,782	65,649
Assurant, Inc. (Insurance)	198	10,712
AT&T, Inc. (Telecommunications)	14,256	482,139
Autodesk, Inc.* (Software)	594	24,455
Automatic Data Processing, Inc. (Commercial Services)	1,287	93,153
AutoNation, Inc.* (Retail)	165	8,608
AutoZone, Inc.* (Retail)	99	41,850
AvalonBay Communities, Inc. (REIT)	330	41,940
Avery Dennison Corp. (Household Products/Wares)	264	11,489
Avon Products, Inc. (Cosmetics/Personal Care)	1,155	23,793
Baker Hughes, Inc. (Oil & Gas Services)	1,188	58,331
Ball Corp. (Packaging & Containers)	396	17,772
Bank of America Corp. (Banks)	28,809	397,564
Bank of New York Mellon Corp. (Banks)	3,069	92,653
Bard (C.R.), Inc. (Healthcare - Products)	198	22,810
Baxter International, Inc. (Healthcare - Products)	1,452	95,382
BB&T Corp. (Banks)	1,881	63,484
Beam, Inc. (Beverages)	429	27,734
Becton, Dickinson & Co. (Healthcare - Products)	528	52,811
Bed Bath & Beyond, Inc.* (Retail)	594	45,952
Bemis Co., Inc. (Packaging & Containers)	264	10,299
Berkshire Hathaway, Inc. - Class B* (Insurance)	4,818	546,890
Best Buy Co., Inc. (Retail)	726	27,225
Biogen Idec, Inc.* (Biotechnology)	627	150,957
BlackRock, Inc. (Diversified Financial Services)	330	89,305
Boeing Co. (Aerospace/Defense)	1,848	217,140
BorgWarner, Inc. (Auto Parts & Equipment)	297	30,113
Boston Properties, Inc. (REIT)	396	42,332
Boston Scientific Corp.* (Healthcare - Products)	3,597	42,229
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,422	204,650
Broadcom Corp. - Class A (Semiconductors)	1,485	38,625
Brown-Forman Corp. - Class B (Beverages)	429	29,228
C.H. Robinson Worldwide, Inc. (Transportation)	429	25,551
CA, Inc. (Software)	891	26,436
Cablevision Systems Corp. NY - Class A (Media)	561	9,447
Cabot Oil & Gas Corp. (Oil & Gas)	1,122	41,873
Cameron International Corp.* (Oil & Gas Services)	660	38,524
Campbell Soup Co. (Food)	495	20,151
Capital One Financial Corp. (Banks)	1,584	108,884
Cardinal Health, Inc. (Pharmaceuticals)	924	48,187
CareFusion Corp.* (Healthcare - Products)	561	20,701
CarMax, Inc.* (Retail)	594	28,791
Carnival Corp. - Class A (Leisure Time)	1,188	38,776

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Caterpillar, Inc. (Machinery - Construction & Mining)	1,716	$143,063
CBRE Group, Inc. - Class A* (Real Estate)	759	17,556
CBS Corp. - Class B (Media)	1,518	83,733
Celgene Corp.* (Biotechnology)	1,089	167,630
CenterPoint Energy, Inc. (Gas)	1,155	27,685
CenturyLink, Inc. (Telecommunications)	1,617	50,741
Cerner Corp.* (Software)	792	41,620
CF Industries Holdings, Inc. (Chemicals)	165	34,787
Chesapeake Energy Corp. (Oil & Gas)	1,353	35,016
Chevron Corp. (Oil & Gas)	5,181	629,492
Chipotle Mexican Grill, Inc.* (Retail)	99	42,441
CIGNA Corp. (Healthcare - Services)	759	58,337
Cincinnati Financial Corp. (Insurance)	396	18,675
Cintas Corp. (Textiles)	264	13,517
Cisco Systems, Inc. (Telecommunications)	14,388	336,967
Citigroup, Inc. (Banks)	8,151	395,405
Citrix Systems, Inc.* (Software)	495	34,952
Cliffs Natural Resources, Inc. (Iron/Steel)	396	8,118
Clorox Co. (Household Products/Wares)	363	29,664
CME Group, Inc. (Diversified Financial Services)	858	63,389
CMS Energy Corp. (Electric)	726	19,108
Coach, Inc. (Apparel)	759	41,388
Coca-Cola Co. (Beverages)	10,230	387,511
Coca-Cola Enterprises, Inc. (Beverages)	660	26,539
Cognizant Technology Solutions Corp.* (Computers)	792	65,039
Colgate-Palmolive Co. (Cosmetics/Personal Care)	2,376	140,897
Comcast Corp. - Class A (Media)	7,029	317,359
Comerica, Inc. (Banks)	495	19,458
Computer Sciences Corp. (Computers)	396	20,489
ConAgra Foods, Inc. (Food)	1,122	34,041
ConocoPhillips (Oil & Gas)	3,267	227,089
CONSOL Energy, Inc. (Coal)	627	21,098
Consolidated Edison, Inc. (Electric)	792	43,671
Constellation Brands, Inc.* (Beverages)	429	24,625
Corning, Inc. (Telecommunications)	3,927	57,295
Costco Wholesale Corp. (Retail)	1,155	132,964
Covidien PLC (Healthcare - Products)	1,221	74,408
Crown Castle International Corp.* (Telecommunications)	792	57,840
CSX Corp. (Transportation)	2,739	70,502
Cummins, Inc. (Machinery - Diversified)	462	61,386
CVS Caremark Corp. (Retail)	3,300	187,275
D.R. Horton, Inc. (Home Builders)	759	14,747
Danaher Corp. (Miscellaneous Manufacturing)	1,617	112,090
Darden Restaurants, Inc. (Retail)	363	16,803
DaVita, Inc.* (Healthcare - Services)	462	26,288
Deere & Co. (Machinery - Diversified)	1,023	83,261
Dell, Inc. (Computers)	3,927	54,075
Delphi Automotive PLC (Auto Parts & Equipment)	759	44,341
Delta Air Lines, Inc. (Airlines)	2,310	54,493
Denbury Resources, Inc.* (Oil & Gas)	990	18,226
DENTSPLY International, Inc. (Healthcare - Products)	396	17,190
Devon Energy Corp. (Oil & Gas)	1,023	59,088
Diamond Offshore Drilling, Inc. (Oil & Gas)	198	12,339
DIRECTV - Class A* (Media)	1,353	80,842
Discover Financial Services (Diversified Financial Services)	1,287	65,045
Discovery Communications, Inc. - Class A* (Media)	627	52,931
Dollar General Corp.* (Retail)	792	44,717
Dollar Tree, Inc.* (Retail)	594	33,953
Dominion Resources, Inc. (Electric)	1,551	96,905
Dover Corp. (Miscellaneous Manufacturing)	462	41,501
Dr. Pepper Snapple Group, Inc. (Beverages)	561	25,144
DTE Energy Co. (Electric)	462	30,483
Duke Energy Corp. (Electric)	1,881	125,613
Dun & Bradstreet Corp. (Software)	99	10,281
E*TRADE Financial Corp.* (Diversified Financial Services)	759	12,524
E.I. du Pont de Nemours & Co. (Chemicals)	2,475	144,936
Eastman Chemical Co. (Chemicals)	429	33,419
Eaton Corp. (Miscellaneous Manufacturing)	1,287	88,597
eBay, Inc.* (Internet)	3,135	174,902
Ecolab, Inc. (Chemicals)	726	71,700
Edison International (Electric)	858	39,519
Edwards Lifesciences Corp.* (Healthcare - Products)	297	20,680
Electronic Arts, Inc.* (Software)	825	21,079
Eli Lilly & Co. (Pharmaceuticals)	2,673	134,532
EMC Corp. (Computers)	5,577	142,548
Emerson Electric Co. (Electrical Components & Equipment)	1,914	123,836
Ensco PLC - Class AADR (Oil & Gas)	627	33,701
Entergy Corp. (Electric)	462	29,194
EOG Resources, Inc. (Oil & Gas)	726	122,897
EQT Corp. (Oil & Gas)	396	35,133
Equifax, Inc. (Commercial Services)	330	19,751
Equity Residential (REIT)	891	47,731
Exelon Corp. (Electric)	2,310	68,468
Expedia, Inc. (Internet)	297	15,382
Expeditors International of Washington, Inc. (Transportation)	561	24,718
Express Scripts Holding Co.* (Pharmaceuticals)	2,178	134,557
Exxon Mobil Corp. (Oil & Gas)	11,814	1,016,476
F5 Networks, Inc.* (Internet)	198	16,980
Family Dollar Stores, Inc. (Retail)	264	19,013
Fastenal Co. (Distribution/Wholesale)	726	36,482
FedEx Corp. (Transportation)	792	90,375
Fidelity National Information Services, Inc. (Software)	792	36,780
Fifth Third Bancorp (Banks)	2,376	42,863
First Horizon National Corp. (Banks)	1	6
First Solar, Inc.* (Semiconductors)	198	7,962
FirstEnergy Corp. (Electric)	1,122	40,897
Fiserv, Inc.* (Software)	363	36,681
FLIR Systems, Inc. (Electronics)	396	12,434
Flowserve Corp. (Machinery - Diversified)	363	22,648
Fluor Corp. (Engineering & Construction)	429	30,442
FMC Corp. (Chemicals)	363	26,034
FMC Technologies, Inc.* (Oil & Gas Services)	627	34,748

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Ford Motor Co. (Auto Manufacturers)	10,560	$178,147
Forest Laboratories, Inc.* (Pharmaceuticals)	627	26,829
Fossil Group, Inc.* (Distribution/Wholesale)	132	15,344
Franklin Resources, Inc. (Diversified Financial Services)	1,089	55,049
Freeport-McMoRan Copper & Gold, Inc. (Mining)	2,772	91,697
Frontier Communications Corp. (Telecommunications)	2,673	11,146
GameStop Corp. - Class A (Retail)	297	14,746
Gannett Co., Inc. (Media)	627	16,797
Garmin, Ltd. (Electronics)	330	14,913
General Dynamics Corp. (Aerospace/Defense)	891	77,980
General Electric Co. (Miscellaneous Manufacturing)	27,291	651,983
General Mills, Inc. (Food)	1,716	82,231
General Motors Co.* (Auto Manufacturers)	2,508	90,213
Genuine Parts Co. (Distribution/Wholesale)	429	34,701
Genworth Financial, Inc. - Class A* (Insurance)	1,320	16,883
Gilead Sciences, Inc.* (Biotechnology)	4,092	257,142
Google, Inc. - Class A* (Internet)	759	664,815
H & R Block, Inc. (Commercial Services)	726	19,355
Halliburton Co. (Oil & Gas Services)	2,277	109,638
Harley-Davidson, Inc. (Leisure Time)	594	38,159
Harman International Industries, Inc. (Home Furnishings)	198	13,114
Harris Corp. (Telecommunications)	297	17,612
Hartford Financial Services Group, Inc. (Insurance)	1,221	37,998
Hasbro, Inc. (Toys/Games/Hobbies)	297	14,001
HCP, Inc. (REIT)	1,221	50,000
Health Care REIT, Inc. (REIT)	759	47,346
Helmerich & Payne, Inc. (Oil & Gas)	297	20,478
Hess Corp. (Oil & Gas)	759	58,701
Hewlett-Packard Co. (Computers)	5,148	108,005
Honeywell International, Inc. (Electronics)	2,112	175,380
Hormel Foods Corp. (Food)	363	15,290
Hospira, Inc.* (Healthcare - Products)	429	16,825
Host Hotels & Resorts, Inc. (REIT)	2,013	35,570
Hudson City Bancorp, Inc. (Savings & Loans)	1,287	11,647
Humana, Inc. (Healthcare - Services)	429	40,039
Huntington Bancshares, Inc. (Banks)	2,211	18,263
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,089	83,058
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	726	47,146
Integrys Energy Group, Inc. (Electric)	198	11,066
Intel Corp. (Semiconductors)	13,365	306,326
IntercontinentalExchange, Inc.* (Diversified Financial Services)	198	35,921
International Business Machines Corp. (Computers)	2,772	513,319
International Flavors & Fragrances, Inc. (Chemicals)	231	19,011
International Game Technology (Entertainment)	693	13,118
International Paper Co. (Forest Products & Paper)	1,188	53,222
Intuit, Inc. (Software)	792	52,518
Intuitive Surgical, Inc.* (Healthcare - Products)	99	37,251
Invesco, Ltd. (Diversified Financial Services)	1,188	37,897
Iron Mountain, Inc. (Commercial Services)	462	12,483
J.C. Penney Co., Inc.* (Retail)	924	8,150
J.P. Morgan Chase & Co. (Banks)	10,098	521,965
Jabil Circuit, Inc. (Electronics)	495	10,732
Jacobs Engineering Group, Inc.* (Engineering & Construction)	363	21,119
JDS Uniphase Corp.* (Telecommunications)	627	9,223
Johnson & Johnson (Pharmaceuticals)	7,557	655,116
Johnson Controls, Inc. (Auto Parts & Equipment)	1,848	76,692
Joy Global, Inc. (Machinery - Construction & Mining)	297	15,159
Juniper Networks, Inc.* (Telecommunications)	1,353	26,871
Kansas City Southern Industries, Inc. (Transportation)	297	32,480
Kellogg Co. (Food)	693	40,700
KeyCorp (Banks)	2,442	27,839
Kimberly-Clark Corp. (Household Products/Wares)	1,023	96,387
Kimco Realty Corp. (REIT)	1,089	21,976
Kinder Morgan, Inc. (Pipelines)	1,815	64,560
KLA-Tencor Corp. (Semiconductors)	429	26,105
Kohls Corp. (Retail)	561	29,032
Kraft Foods Group, Inc. (Food)	1,584	83,065
Kroger Co. (Food)	1,386	55,911
L Brands, Inc. (Retail)	660	40,326
L-3 Communications Holdings, Inc. (Aerospace/Defense)	231	21,830
Laboratory Corp. of America Holdings* (Healthcare - Services)	231	22,901
Lam Research Corp.* (Semiconductors)	429	21,961
Legg Mason, Inc. (Diversified Financial Services)	297	9,932
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	396	11,939
Lennar Corp. - Class A (Home Builders)	429	15,187
Leucadia National Corp. (Holding Companies - Diversified)	825	22,473
Life Technologies Corp.* (Biotechnology)	462	34,571
Lincoln National Corp. (Insurance)	693	29,099
Linear Technology Corp. (Semiconductors)	627	24,867
Lockheed Martin Corp. (Aerospace/Defense)	726	92,601
Loews Corp. (Insurance)	825	38,561
Lorillard, Inc. (Agriculture)	990	44,332
Lowe’s Cos., Inc. (Retail)	2,805	133,546
LSI Logic Corp. (Semiconductors)	1,452	11,355
LyondellBasell Industries N.V. - Class A (Chemicals)	1,188	86,997
M&T Bank Corp. (Banks)	363	40,627
Macy’s, Inc. (Retail)	1,023	44,265
Marathon Oil Corp. (Oil & Gas)	1,914	66,760
Marathon Petroleum Corp. (Oil & Gas)	825	53,064

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Marriott International, Inc. - Class A (Lodging)	595	$25,019
Marsh & McLennan Cos., Inc. (Insurance)	1,485	64,672
Masco Corp. (Building Materials)	957	20,365
MasterCard, Inc. - Class A (Commercial Services)	264	177,614
Mattel, Inc. (Toys/Games/Hobbies)	924	38,678
McCormick & Co., Inc. (Food)	363	23,486
McDonald’s Corp. (Retail)	2,673	257,170
McGraw Hill Financial, Inc. (Commercial Services)	726	47,619
McKesson Corp. (Pharmaceuticals)	627	80,444
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	528	39,209
MeadWestvaco Corp. (Forest Products & Paper)	462	17,732
Medtronic, Inc. (Healthcare - Products)	2,673	142,336
Merck & Co., Inc. (Pharmaceuticals)	7,854	373,929
MetLife, Inc. (Insurance)	3,003	140,991
Microchip Technology, Inc. (Semiconductors)	528	21,273
Micron Technology, Inc.* (Semiconductors)	2,772	48,427
Microsoft Corp. (Software)	20,328	677,126
Molex, Inc. (Electrical Components & Equipment)	363	13,983
Molson Coors Brewing Co. - Class B (Beverages)	429	21,506
Mondelez International, Inc. - Class A (Food)	4,785	150,345
Monsanto Co. (Chemicals)	1,419	148,102
Monster Beverage Corp.* (Beverages)	363	18,967
Moody’s Corp. (Commercial Services)	528	37,134
Morgan Stanley Dean Witter & Co. (Banks)	3,729	100,497
Motorola Solutions, Inc. (Telecommunications)	627	37,231
Murphy Oil Corp. (Oil & Gas)	462	27,868
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,023	39,048
Nabors Industries, Ltd. (Oil & Gas)	693	11,130
NASDAQ Stock Market, Inc. (Diversified Financial Services)	297	9,531
National Oilwell Varco, Inc. (Oil & Gas Services)	1,155	90,217
Neilsen Holdings N.V. (Media)	561	20,448
NetApp, Inc. (Computers)	924	39,381
Netflix, Inc.* (Internet)	165	51,020
Newell Rubbermaid, Inc. (Housewares)	759	20,873
Newfield Exploration Co.* (Oil & Gas)	363	9,935
Newmont Mining Corp. (Mining)	1,320	37,092
News Corp. - Class A* (Media)	1,320	21,199
NextEra Energy, Inc. (Electric)	1,155	92,585
NIKE, Inc. - Class B (Apparel)	2,013	146,225
NiSource, Inc. (Gas)	825	25,484
Noble Corp. (Oil & Gas)	693	26,175
Noble Energy, Inc. (Oil & Gas)	957	64,129
Nordstrom, Inc. (Retail)	396	22,255
Norfolk Southern Corp. (Transportation)	825	63,814
Northeast Utilities System (Electric)	858	35,393
Northern Trust Corp. (Banks)	594	32,308
Northrop Grumman Corp. (Aerospace/Defense)	627	59,728
NRG Energy, Inc. (Electric)	858	23,449
Nucor Corp. (Iron/Steel)	858	42,059
NVIDIA Corp. (Semiconductors)	1,551	24,134
NYSE Euronext (Diversified Financial Services)	660	27,707
Occidental Petroleum Corp. (Oil & Gas)	2,145	200,643
Omnicom Group, Inc. (Advertising)	693	43,964
ONEOK, Inc. (Pipelines)	561	29,913
Oracle Corp. (Software)	9,570	317,437
O’Reilly Automotive, Inc.* (Retail)	297	37,894
Owens-Illinois, Inc.* (Packaging & Containers)	429	12,879
PACCAR, Inc. (Auto Manufacturers)	957	53,267
Pall Corp. (Miscellaneous Manufacturing)	297	22,881
Parker Hannifin Corp. (Miscellaneous Manufacturing)	396	43,053
Patterson Cos., Inc. (Healthcare - Products)	231	9,286
Paychex, Inc. (Commercial Services)	858	34,869
Peabody Energy Corp. (Coal)	726	12,524
Pentair, Ltd. (Miscellaneous Manufacturing)	528	34,288
People’s United Financial, Inc. (Savings & Loans)	858	12,338
Pepco Holdings, Inc. (Electric)	660	12,184
PepsiCo, Inc. (Beverages)	4,125	327,938
PerkinElmer, Inc. (Electronics)	297	11,212
Perrigo Co. (Pharmaceuticals)	264	32,572
PetSmart, Inc. (Retail)	264	20,133
Pfizer, Inc. (Pharmaceuticals)	17,754	509,717
PG&E Corp. (Electric)	1,188	48,613
Philip Morris International, Inc. (Agriculture)	4,356	377,186
Phillips 66 (Oil & Gas)	1,650	95,404
Pinnacle West Capital Corp. (Electric)	297	16,258
Pioneer Natural Resources Co. (Oil & Gas)	363	68,534
Pitney Bowes, Inc. (Office/Business Equipment)	528	9,604
Plum Creek Timber Co., Inc. (REIT)	429	20,090
PNC Financial Services Group (Banks)	1,419	102,807
PPG Industries, Inc. (Chemicals)	396	66,156
PPL Corp. (Electric)	1,683	51,130
Praxair, Inc. (Chemicals)	792	95,206
Precision Castparts Corp. (Metal Fabricate/Hardware)	396	89,987
Priceline.com, Inc.* (Internet)	132	133,445
Principal Financial Group, Inc. (Insurance)	726	31,087
Procter & Gamble Co. (Cosmetics/Personal Care)	7,359	556,266
Progressive Corp. (Insurance)	1,485	40,437
Prologis, Inc. (REIT)	1,353	50,900
Prudential Financial, Inc. (Insurance)	1,254	97,787
Public Service Enterprise Group, Inc. (Electric)	1,353	44,554
Public Storage, Inc. (REIT)	396	63,578
PulteGroup, Inc. (Home Builders)	924	15,246
PVH Corp. (Retail)	231	27,417
QEP Resources, Inc. (Oil & Gas)	495	13,707
Qualcomm, Inc. (Semiconductors)	4,587	308,979

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Quanta Services, Inc.* (Commercial Services)	561	$15,433
Quest Diagnostics, Inc. (Healthcare - Services)	396	24,469
Ralph Lauren Corp. (Apparel)	165	27,180
Range Resources Corp. (Oil & Gas)	429	32,557
Raytheon Co. (Aerospace/Defense)	858	66,126
Red Hat, Inc.* (Software)	495	22,839
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	198	61,948
Regions Financial Corp. (Banks)	3,729	34,531
Republic Services, Inc. (Environmental Control)	726	24,219
Reynolds American, Inc. (Agriculture)	858	41,853
Robert Half International, Inc. (Commercial Services)	363	14,168
Rockwell Automation, Inc. (Machinery - Diversified)	363	38,819
Rockwell Collins, Inc. (Aerospace/Defense)	363	24,633
Roper Industries, Inc. (Machinery - Diversified)	264	35,078
Ross Stores, Inc. (Retail)	594	43,243
Rowan Cos. PLC - Class A* (Oil & Gas)	330	12,118
Ryder System, Inc. (Transportation)	132	7,880
Safeway, Inc. (Food)	660	21,113
Salesforce.com, Inc.* (Software)	1,485	77,086
SanDisk Corp. (Computers)	660	39,277
SCANA Corp. (Electric)	363	16,713
Schlumberger, Ltd. (Oil & Gas Services)	3,564	314,915
Scripps Networks Interactive - Class A (Media)	297	23,199
Seagate Technology PLC (Computers)	825	36,086
Sealed Air Corp. (Packaging & Containers)	528	14,356
Sempra Energy (Gas)	594	50,847
Sherwin-Williams Co. (Chemicals)	231	42,084
Sigma-Aldrich Corp. (Chemicals)	330	28,149
Simon Property Group, Inc. (REIT)	825	122,289
SLM Corp. (Diversified Financial Services)	1,155	28,760
Snap-on, Inc. (Hand/Machine Tools)	165	16,418
Southern Co. (Electric)	2,343	96,484
Southwest Airlines Co. (Airlines)	1,881	27,387
Southwestern Energy Co.* (Oil & Gas)	957	34,816
Spectra Energy Corp. (Pipelines)	1,782	60,998
St. Jude Medical, Inc. (Healthcare - Products)	759	40,713
Stanley Black & Decker, Inc. (Hand/Machine Tools)	429	38,854
Staples, Inc. (Retail)	1,782	26,106
Starbucks Corp. (Retail)	2,013	154,941
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	528	35,086
State Street Corp. (Banks)	1,188	78,111
Stericycle, Inc.* (Environmental Control)	231	26,657
Stryker Corp. (Healthcare - Products)	792	53,531
SunTrust Banks, Inc. (Banks)	1,452	47,074
Symantec Corp. (Internet)	1,881	46,555
Sysco Corp. (Food)	1,584	50,419
T. Rowe Price Group, Inc. (Diversified Financial Services)	693	49,847
Target Corp. (Retail)	1,683	107,678
TE Connectivity, Ltd. (Electronics)	1,122	58,097
TECO Energy, Inc. (Electric)	561	9,279
Tenet Healthcare Corp.* (Healthcare - Services)	264	10,874
Teradata Corp.* (Computers)	429	23,784
Teradyne, Inc.* (Semiconductors)	528	8,723
Tesoro Petroleum Corp. (Oil & Gas)	363	15,965
Texas Instruments, Inc. (Semiconductors)	2,937	118,273
Textron, Inc. (Miscellaneous Manufacturing)	759	20,956
The ADT Corp. (Commercial Services)	528	21,468
The AES Corp. (Electric)	1,650	21,929
The Charles Schwab Corp. (Diversified Financial Services)	3,102	65,576
The Chubb Corp. (Insurance)	693	61,857
The Dow Chemical Co. (Chemicals)	3,234	124,186
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	693	48,441
The Gap, Inc. (Retail)	726	29,243
The Goldman Sachs Group, Inc. (Banks)	1,122	177,512
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	660	14,817
The Hershey Co. (Food)	396	36,630
The Home Depot, Inc. (Retail)	3,828	290,355
The Interpublic Group of Cos., Inc. (Advertising)	1,122	19,276
The JM Smucker Co. - Class A (Food)	297	31,197
The Macerich Co. (REIT)	363	20,488
The Mosaic Co. (Chemicals)	924	39,750
The Travelers Cos., Inc. (Insurance)	990	83,922
The Williams Cos., Inc. (Pipelines)	1,848	67,193
Thermo Fisher Scientific, Inc. (Electronics)	957	88,187
Tiffany & Co. (Retail)	297	22,756
Time Warner Cable, Inc. (Media)	759	84,704
Time Warner, Inc. (Media)	2,475	162,880
TJX Cos., Inc. (Retail)	1,914	107,930
Torchmark Corp. (Insurance)	231	16,713
Total System Services, Inc. (Commercial Services)	462	13,592
TripAdvisor, Inc.* (Internet)	297	22,524
Twenty-First Century Fox, Inc. - Class A (Media)	5,313	177,987
Tyco International, Ltd. (Electronics)	1,254	43,865
Tyson Foods, Inc. - Class A (Food)	759	21,465
U.S. Bancorp (Banks)	4,917	179,864
Union Pacific Corp. (Transportation)	1,254	194,797
United Parcel Service, Inc. - Class B (Transportation)	1,947	177,897
United States Steel Corp. (Iron/Steel)	396	8,154
United Technologies Corp. (Aerospace/Defense)	2,277	245,507
UnitedHealth Group, Inc. (Healthcare - Services)	2,739	196,139
UnumProvident Corp. (Insurance)	693	21,095
Urban Outfitters, Inc.* (Retail)	297	10,921
V.F. Corp. (Apparel)	231	45,981
Valero Energy Corp. (Oil & Gas)	1,452	49,586
Varian Medical Systems, Inc.* (Healthcare - Products)	297	22,195
Ventas, Inc. (REIT)	792	48,708
VeriSign, Inc.* (Internet)	363	18,473

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Verizon Communications, Inc. (Telecommunications)	7,689	$358,769
Vertex Pharmaceuticals, Inc.* (Biotechnology)	627	47,539
Viacom, Inc. - Class B (Media)	1,155	96,535
Visa, Inc. - Class A (Commercial Services)	1,386	264,865
Vornado Realty Trust (REIT)	462	38,836
Vulcan Materials Co. (Mining)	363	18,807
W.W. Grainger, Inc. (Distribution/Wholesale)	165	43,182
Walgreen Co. (Retail)	2,343	126,053
Wal-Mart Stores, Inc. (Retail)	4,356	322,170
Walt Disney Co. (Media)	4,455	287,303
Washington Post Co. - Class B (Media)	33	20,175
Waste Management, Inc. (Environmental Control)	1,155	47,633
Waters Corp.* (Electronics)	231	24,535
WellPoint, Inc. (Healthcare - Services)	792	66,219
Wells Fargo & Co. (Banks)	12,969	535,878
Western Digital Corp. (Computers)	561	35,567
Western Union Co. (Commercial Services)	1,485	27,710
Weyerhaeuser Co. (REIT)	1,551	44,405
Whirlpool Corp. (Home Furnishings)	198	28,995
Whole Foods Market, Inc. (Food)	990	57,915
Windstream Holdings, Inc. (Telecommunications)	1,584	12,672
Wisconsin Energy Corp. (Electric)	594	23,986
WPX Energy, Inc.* (Oil & Gas)	528	10,169
Wyndham Worldwide Corp. (Lodging)	363	22,132
Wynn Resorts, Ltd. (Lodging)	231	36,500
Xcel Energy, Inc. (Electric)	1,320	36,445
Xerox Corp. (Office/Business Equipment)	3,102	31,920
Xilinx, Inc. (Semiconductors)	726	34,020
XL Group PLC (Insurance)	759	23,392
Xylem, Inc. (Machinery - Diversified)	495	13,825
Yahoo!, Inc.* (Internet)	2,541	84,260
YUM! Brands, Inc. (Retail)	1,188	84,811
Zimmer Holdings, Inc. (Healthcare - Products)	462	37,949
Zions Bancorp (Banks)	495	13,573
Zoetis, Inc. (Pharmaceuticals)	1,353	42,105
TOTAL COMMON STOCKS (Cost $17,471,636)		40,092,201

	Principal Amount	Value
Repurchase Agreements(a)(b) (84.2%)
Repurchase Agreements with various counterparties, rates 0.01%-0.04%, dated 9/30/13, due 10/1/13, total to be received $78,338,042	$78,338,000	$78,338,000
TOTAL REPURCHASE AGREEMENTS (Cost $78,338,000)		78,338,000
TOTAL INVESTMENT SECURITIES (Cost $95,809,636) - 127.3%		118,430,201
Net other assets (liabilities) - (27.3)%		(25,430,508)

NET ASSETS - 100.0%		$92,999,693

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2013, the aggregate amount held in a segregated account was $8,807,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini S&P 500 Futures Contracts expiring 12/23/13 (Underlying notional amount at value $9,132,838)	109	$(35,344)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	$21,002,116	$(201,215)
Equity Index Swap Agreement with UBS AG, based on the S&P 500	22,975,998	(214,790)
		$(416,005)

ProFund VP Bull invested in the following industries as of September 30, 2013:

	Value	% of Net Assets
Advertising	$63,240	0.1%
Aerospace/Defense	805,545	0.9%
Agriculture	713,789	0.8%
Airlines	81,880	0.1%
Apparel	260,774	0.3%
Auto Manufacturers	321,627	0.3%
Auto Parts & Equipment	165,963	0.2%
Banks	3,031,165	3.2%
Beverages	889,192	1.0%
Biotechnology	1,006,454	1.1%

Building Materials	20,365	NM
Chemicals	1,037,801	1.1%

Coal	33,622	NM
Commercial Services	799,214	0.9%
Computers	2,368,159	2.5%
Cosmetics/Personal Care	769,397	0.8%
Distribution/Wholesale	129,709	0.1%
Diversified Financial Services	785,484	0.8%
Electric	1,114,143	1.2%
Electrical Components & Equipment	168,192	0.2%
Electronics	518,215	0.6%
Engineering & Construction	51,561	0.1%

Entertainment	13,118	NM
Environmental Control	98,509	0.1%
Food	723,959	0.8%
Forest Products & Paper	70,954	0.1%
Gas	119,206	0.1%
Hand/Machine Tools	55,272	0.1%
Healthcare - Products	706,297	0.8%
Healthcare - Services	508,646	0.5%

Holding Companies - Diversified	22,473	NM

Home Builders	45,180	NM

Home Furnishings	42,109	NM
Household Products/Wares	137,541	0.1%

Housewares	20,873	NM
Insurance	1,762,334	1.9%
Internet	1,537,870	1.7%
Iron/Steel	67,395	0.1%
Leisure Time	76,935	0.1%
Lodging	118,737	0.1%
Machinery - Construction & Mining	158,222	0.2%
Machinery - Diversified	255,018	0.3%
Media	1,455,538	1.6%
Metal Fabricate/Hardware	89,987	0.1%
Mining	170,909	0.2%
Miscellaneous Manufacturing	1,366,341	1.5%

Office/Business Equipment	41,524	NM
Oil & Gas	3,321,600	3.6%
Oil & Gas Services	646,373	0.7%
Packaging & Containers	55,306	0.1%
Pharmaceuticals	2,811,534	3.0%

Pipelines	222,663	0.2%
Real Estate	17,556	NM
REIT	785,535	0.8%
Retail	2,597,736	2.8%

Savings & Loans	23,985	NM
Semiconductors	1,128,452	1.2%
Software	1,468,308	1.6%
Telecommunications	1,458,505	1.6%

Textiles	13,517	NM
Toys/Games/Hobbies	52,679	0.1%
Transportation	688,014	0.7%
Other**	52,907,492	56.9%
Total	$92,999,693	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

September 30, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Mid-Cap ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (99.7%)
Repurchase Agreements with various counterparties, rates 0.01%-0.04%, dated 9/30/13, due 10/1/13, total to be received $20,308,011	$20,308,000	$20,308,000
TOTAL REPURCHASE AGREEMENTS
(Cost $20,308,000)		20,308,000
TOTAL INVESTMENT SECURITIES
(Cost $20,308,000) - 99.7%		20,308,000
Net other assets (liabilities) - 0.3%		70,108

NET ASSETS - 100.0%		$20,378,108

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2013, the aggregate amount held in a segregated account was $2,363,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini S&P MidCap 400 Futures Contracts expiring 12/23/13 (Underlying notional amount at value $3,599,480)	29	$37,504

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400	$5,456,628	$(1,417)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400	11,278,815	(2,883)
		$(4,300)

See accompanying notes to schedules of portfolio investments.

September 30, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Small-Cap ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (36.0%)
1-800-Flowers.com, Inc. - Class A* (Internet)	204	$1,006
1st United Bancorp, Inc. (Banks)	238	1,745
8x8, Inc.* (Telecommunications)	408	4,109
A.H. Belo Corp. - Class A (Media)	510	6,987
AAON, Inc. (Building Materials)	136	3,612
AAR Corp. (Aerospace/Defense)	204	5,575
Abaxis, Inc. (Healthcare - Products)	102	4,294
ABIOMED, Inc.* (Healthcare - Products)	204	3,890
ABM Industries, Inc. (Commercial Services)	272	7,241
Abraxas Petroleum Corp.* (Oil & Gas)	680	1,748
Acacia Research Corp. (Commercial Services)	238	5,488
Acadia Healthcare Co., Inc.* (Healthcare - Services)	170	6,703
Acadia Pharmaceuticals, Inc.* (Pharmaceuticals)	340	9,339
Acadia Realty Trust (REIT)	272	6,713
Accelrys, Inc.* (Software)	340	3,352
Acco Brands Corp.* (Household Products/Wares)	612	4,064
Accretive Health, Inc.* (Commercial Services)	340	3,101
Accuray, Inc.* (Healthcare - Products)	442	3,266
Accuride Corp.* (Auto Parts & Equipment)	306	1,573
AcelRx Pharmaceuticals, Inc.* (Pharmaceuticals)	170	1,831
Aceto Corp. (Chemicals)	170	2,655
Achillion Pharmaceuticals, Inc.* (Pharmaceuticals)	510	1,540
ACI Worldwide, Inc.* (Software)	204	11,028
Acorda Therapeutics, Inc.* (Biotechnology)	204	6,993
Actuant Corp. - Class A (Miscellaneous Manufacturing)	340	13,206
Actuate Corp.* (Software)	306	2,249
Acuity Brands, Inc. (Electrical Components & Equipment)	204	18,772
Acxiom Corp.* (Software)	374	10,618
ADTRAN, Inc. (Telecommunications)	306	8,152
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	204	3,574
Advent Software, Inc. (Software)	170	5,398
Advisory Board Co.* (Commercial Services)	170	10,112
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	136	11,658
Aegion Corp.* (Engineering & Construction)	204	4,840
Aeroflex Holding Corp.* (Semiconductors)	170	1,197
Aeropostale, Inc.* (Retail)	408	3,835
Aerovironment, Inc.* (Aerospace/Defense)	102	2,356
AFC Enterprises, Inc.* (Retail)	136	5,928
Affymetrix, Inc.* (Healthcare - Products)	476	2,951
AG Mortgage Investment Trust, Inc. (REIT)	170	2,825
AH Belo Corp. - Class A (Media)	170	1,335
Air Methods Corp. (Healthcare - Services)	204	8,690
Air Transport Services Group, Inc.* (Transportation)	340	2,547
Aircastle, Ltd. (Diversified Financial Services)	340	5,919
AK Steel Holding Corp.* (Iron/Steel)	816	3,060
Akorn, Inc.* (Pharmaceuticals)	306	6,022
Albany International Corp. - Class A (Machinery - Diversified)	136	4,878
Albany Molecular Research, Inc.* (Commercial Services)	170	2,191
Alexander & Baldwin, Inc.* (Real Estate)	204	7,348
Align Technology, Inc.* (Healthcare - Products)	340	16,360
ALLETE, Inc. (Electric)	204	9,853
Alliance One International, Inc.* (Agriculture)	578	1,682
Allied Nevada Gold Corp.* (Mining)	578	2,416
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	272	17,410
ALON USA Energy, Inc. (Oil & Gas)	136	1,389
Alpha Natural Resources, Inc.* (Coal)	1,122	6,687
Alphatec Holdings, Inc.* (Healthcare - Products)	578	1,139
Altisource Residential Corp. (Diversified Financial Services)	136	3,125
Altra Holdings, Inc. (Machinery - Diversified)	136	3,660
AMAG Pharmaceuticals, Inc.* (Biotechnology)	136	2,921
Ambac Financial Group, Inc.* (Insurance)	238	4,317
Ambarella, Inc.* (Semiconductors)	136	2,655
AMCOL International Corp. (Mining)	136	4,444
Amedisys, Inc.* (Healthcare - Services)	204	3,513
Ameresco, Inc.* (Electric)	170	1,703
American Apparel, Inc.* (Apparel)	578	751
American Assets Trust, Inc. (REIT)	170	5,187
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	340	6,705
American Capital Mortgage Investment Corp. (REIT)	306	6,047
American Equity Investment Life Holding Co. (Insurance)	340	7,215
American Realty Capital Properties, Inc. (REIT)	748	9,126
American Software, Inc. - Class A (Software)	170	1,452
American States Water Co. (Water)	204	5,622
American Superconductor Corp.* (Electrical Components & Equipment)	476	1,114
American Vanguard Corp. (Chemicals)	170	4,576
Ameris Bancorp* (Banks)	136	2,500
Amicus Therapeutics, Inc.* (Pharmaceuticals)	408	947
Amkor Technology, Inc.* (Semiconductors)	442	1,896
AMN Healthcare Services, Inc.* (Commercial Services)	272	3,743
Ampio Pharmaceuticals, Inc.* (Pharmaceuticals)	238	1,785

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
AmSurg Corp.* (Healthcare - Services)	170	$6,749
AmTrust Financial Services, Inc. (Insurance)	136	5,312
Amyris, Inc.* (Energy - Alternate Sources)	340	785
Anacor Pharmaceuticals, Inc.* (Pharmaceuticals)	238	2,528
ANADIGICS, Inc.* (Semiconductors)	646	1,273
Angie’s List, Inc.* (Internet)	204	4,590
AngioDynamics, Inc.* (Healthcare - Products)	170	2,244
Anixter International, Inc.* (Telecommunications)	136	11,922
ANN, Inc.* (Retail)	238	8,620
Antares Pharma, Inc.* (Pharmaceuticals)	680	2,761
Anworth Mortgage Asset Corp. (REIT)	782	3,777
API Technologies Corp.* (Aerospace/Defense)	374	1,096
Apogee Enterprises, Inc. (Building Materials)	170	5,046
Apollo Commercial Real Estate Finance, Inc. (REIT)	204	3,115
Apollo Investment Corp. (Investment Companies)	1,122	9,144
Apollo Residential Mortgage, Inc. (REIT)	170	2,480
Applied Industrial Technologies, Inc. (Machinery - Diversified)	204	10,506
Applied Micro Circuits Corp.* (Semiconductors)	374	4,825
Approach Resources, Inc.* (Oil & Gas)	170	4,468
Arabian American Development Co.* (Oil & Gas)	170	1,547
ARC Document Solutions, Inc.* (Commercial Services)	340	1,561
Arch Coal, Inc. (Coal)	1,156	4,751
Arena Pharmaceuticals, Inc.* (Biotechnology)	1,088	5,734
Argo Group International Holdings, Ltd. (Insurance)	136	5,832
Arkansas Best Corp. (Transportation)	136	3,491
Armada Hoffler Properties, Inc. (REIT)	136	1,348
ARMOUR Residential REIT, Inc. (REIT)	1,870	7,854
ArQule, Inc.* (Biotechnology)	544	1,268
Array BioPharma, Inc.* (Pharmaceuticals)	680	4,230
ARRIS Group, Inc.* (Telecommunications)	578	9,860
ArthroCare Corp.* (Healthcare - Products)	136	4,839
Aruba Networks, Inc.* (Telecommunications)	578	9,618
Asbury Automotive Group, Inc.* (Retail)	170	9,044
Ashford Hospitality Trust (REIT)	306	3,776
Aspen Technology, Inc.* (Software)	442	15,271
Associated Estates Realty Corp. (REIT)	272	4,056
Astec Industries, Inc. (Machinery - Construction & Mining)	102	3,668
Astex Pharmaceuticals, Inc.* (Biotechnology)	578	4,901
Astoria Financial Corp. (Savings & Loans)	476	5,921
athenahealth, Inc.* (Software)	170	18,455
Atlantic Power Corp. (Electric)	714	3,077
Atlas Air Worldwide Holdings, Inc.* (Transportation)	136	6,271
ATMI, Inc.* (Semiconductors)	170	4,508
Atricure, Inc.* (Healthcare - Products)	170	1,867
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	272	4,959
AVANIR Pharmaceuticals, Inc. - Class A* (Pharmaceuticals)	816	3,460
Aveo Phamaceuticals, Inc.* (Commercial Services)	476	985
AVG Technologies N.V.* (Software)	136	3,256
Aviat Networks, Inc.* (Telecommunications)	510	1,316
Avid Technology, Inc.* (Software)	238	1,428
Avista Corp. (Electric)	306	8,078
Axcelis Technologies, Inc.* (Semiconductors)	850	1,794
Axiall Corp. (Chemicals)	340	12,850
AZZ, Inc. (Miscellaneous Manufacturing)	136	5,693
B&G Foods, Inc. - Class A (Food)	272	9,398
Balchem Corp. (Chemicals)	136	7,038
Banco Latinoamericano de Comercio Exterior, S.A. - Class E (Banks)	170	4,236
Bancorp, Inc.* (Banks)	204	3,615
BancorpSouth, Inc. (Banks)	476	9,491
Bank Mutual Corp. (Savings & Loans)	306	1,919
Bank of the Ozarks, Inc. (Banks)	170	8,158
BankFinancial Corp. (Savings & Loans)	170	1,516
Bankrate, Inc.* (Internet)	272	5,595
Banner Corp. (Banks)	102	3,892
Barnes & Noble, Inc.* (Retail)	238	3,080
Barnes Group, Inc. (Miscellaneous Manufacturing)	272	9,498
Basic Energy Services, Inc.* (Oil & Gas Services)	204	2,579
Bazaarvoice, Inc.* (Internet)	272	2,470
BBCN Bancorp, Inc. (Banks)	408	5,614
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	238	8,775
Beazer Homes USA, Inc.* (Home Builders)	136	2,448
bebe Stores, Inc. (Retail)	272	1,656
Belden, Inc. (Electrical Components & Equipment)	204	13,066
Benchmark Electronics, Inc.* (Electronics)	272	6,226
Beneficial Mutual Bancorp, Inc.* (Savings & Loans)	204	2,034
Berkshire Hills Bancorp, Inc. (Savings & Loans)	136	3,415
Berry Petroleum Co. - Class A (Oil & Gas)	272	11,731
Berry Plastics Group, Inc.* (Packaging & Containers)	272	5,432
BGC Partners, Inc. - Class A (Diversified Financial Services)	680	3,842
Bill Barrett Corp.* (Oil & Gas)	238	5,976
Biodelivery Sciences International, Inc.* (Pharmaceuticals)	306	1,662
BIOLASE, Inc.* (Healthcare - Products)	306	584
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	136	4,064
BioScrip, Inc.* (Pharmaceuticals)	306	2,687
Biotime, Inc.* (Biotechnology)	340	1,292
BJ’s Restaurants, Inc.* (Retail)	136	3,906
Black Diamond, Inc.* (Leisure Time)	170	2,067
Black Hills Corp. (Electric)	204	10,171
Blackbaud, Inc. (Software)	238	9,292
BlackRock Kelso Capital Corp. (Investment Companies)	408	3,872

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Bloomin Brands, Inc.* (Retail)	272	$6,422
Blount International, Inc.* (Miscellaneous Manufacturing)	272	3,294
Blucora, Inc.* (Internet)	238	5,469
BlueLinx Holdings, Inc.* (Distribution/Wholesale)	442	862
Bob Evans Farms, Inc. (Retail)	136	7,789
Boingo Wireless, Inc.* (Internet)	170	1,190
Boise, Inc. (Forest Products & Paper)	544	6,855
Bonanza Creek Energy, Inc.* (Oil & Gas)	136	6,563
Boston Private Financial Holdings, Inc. (Banks)	408	4,529
Bottomline Technologies, Inc.* (Software)	204	5,688
Boulder Brands, Inc.* (Food)	340	5,454
Boyd Gaming Corp.* (Lodging)	306	4,330
BPZ Resources, Inc.* (Oil & Gas)	884	1,724
Brady Corp. - Class A (Electronics)	238	7,259
Bravo Brio Restaurant Group, Inc.* (Retail)	136	2,054
Briggs & Stratton Corp. (Machinery - Diversified)	238	4,789
Brightcove, Inc.* (Internet)	204	2,295
Bristow Group, Inc. (Transportation)	170	12,370
BroadSoft, Inc.* (Internet)	136	4,900
Brookline Bancorp, Inc. (Savings & Loans)	408	3,839
Brooks Automation, Inc. (Semiconductors)	374	3,482
Brown Shoe Co., Inc. (Retail)	238	5,586
Brunswick Corp. (Leisure Time)	442	17,639
Buffalo Wild Wings, Inc.* (Retail)	102	11,344
Builders FirstSource, Inc.* (Building Materials)	306	1,799
C&J Energy Services, Inc.* (Oil & Gas Services)	238	4,779
Cabot Microelectronics Corp.* (Semiconductors)	136	5,239
CACI International, Inc. - Class A* (Computers)	102	7,049
Cadence Pharmaceuticals, Inc.* (Pharmaceuticals)	374	2,360
Caesars Entertainment Corp.* (Lodging)	204	4,021
Cal Dive International, Inc.* (Oil & Gas Services)	748	1,533
Calamos Asset Management, Inc. - Class A (Diversified Financial Services)	136	1,359
Calamp Corp.* (Telecommunications)	204	3,597
Calgon Carbon Corp.* (Environmental Control)	272	5,165
California Water Service Group (Water)	238	4,836
Calix, Inc.* (Telecommunications)	238	3,030
Callaway Golf Co. (Leisure Time)	408	2,905
Callidus Software, Inc.* (Software)	272	2,494
Callon Petroleum Co.* (Oil & Gas)	374	2,046
Cambrex Corp.* (Biotechnology)	170	2,244
Campus Crest Communities, Inc. (REIT)	340	3,672
Cantel Medical Corp. (Healthcare - Products)	136	4,332
Capital Bank Financial Corp. - Class A* (Banks)	136	2,985
Capital Lease Funding, Inc. (REIT)	476	4,041
Capital Senior Living Corp.* (Healthcare - Services)	170	3,596
Capitol Federal Financial, Inc. (Savings & Loans)	748	9,298
Capstead Mortgage Corp. (REIT)	476	5,603
Capstone Turbine Corp.* (Electrical Components & Equipment)	1,938	2,287
CARBO Ceramics, Inc. (Oil & Gas Services)	102	10,109
Cardinal Financial Corp. (Banks)	170	2,810
Cardiovascular System, Inc.* (Healthcare - Products)	136	2,727
Cardtronics, Inc.* (Commercial Services)	238	8,830
Career Education Corp.* (Commercial Services)	476	1,314
Carrizo Oil & Gas, Inc.* (Oil & Gas)	204	7,611
Carrols Restaurant Group, Inc.* (Retail)	204	1,244
Casella Waste System, Inc. - Class A* (Environmental Control)	340	1,955
Casey’s General Stores, Inc. (Retail)	170	12,495
Cash America International, Inc. (Retail)	136	6,158
Cathay Bancorp, Inc. (Banks)	408	9,535
Cavium, Inc.* (Semiconductors)	238	9,806
Cbeyond, Inc.* (Telecommunications)	204	1,308
CBIZ, Inc.* (Commercial Services)	272	2,024
Cedar Realty Trust, Inc. (REIT)	442	2,290
Celadon Group, Inc. (Transportation)	136	2,539
Cell Therapeutics, Inc.* (Biotechnology)	1,088	1,784
Celldex Therapeutics, Inc.* (Biotechnology)	408	14,456
Centene Corp.* (Healthcare - Services)	272	17,396
Centerstate Banks, Inc. (Banks)	204	1,975
Central European Media Enterprises, Ltd. - Class A* (Media)	544	2,867
Central Garden & Pet Co. - Class A* (Household Products/Wares)	272	1,863
Central Pacific Financial Corp. (Banks)	136	2,407
Century Aluminum Co.* (Mining)	306	2,463
Cenveo, Inc.* (Commercial Services)	544	1,605
Cepheid, Inc.* (Healthcare - Products)	340	13,274
Cerus Corp.* (Healthcare - Products)	476	3,194
CEVA, Inc.* (Semiconductors)	136	2,346
Chambers Street Properties (REIT)	1,224	10,747
Chart Industries, Inc.* (Machinery - Diversified)	136	16,733
Charter Financial Corp. (Savings & Loans)	170	1,836
Checkpoint Systems, Inc.* (Electronics)	238	3,975
Chelsea Therapeutics International, Ltd.* (Biotechnology)	578	1,740
Chemed Corp. (Commercial Services)	102	7,293
Chemical Financial Corp. (Banks)	136	3,797
Chemocentryx, Inc.* (Pharmaceuticals)	170	945
Chemtura Corp.* (Chemicals)	476	10,943
Chesapeake Lodging Trust (REIT)	238	5,603
Chiquita Brands International, Inc.* (Food)	272	3,444
Christopher & Banks Corp.* (Retail)	272	1,961
CIBER, Inc.* (Computers)	510	1,683
Ciena Corp.* (Telecommunications)	510	12,740
Cincinnati Bell, Inc.* (Telecommunications)	1,156	3,144
Cirrus Logic, Inc.* (Semiconductors)	340	7,711
Citizens, Inc.* (Insurance)	306	2,644
Clarcor, Inc. (Miscellaneous Manufacturing)	238	13,216
Clean Energy Fuels Corp.* (Energy - Alternate Sources)	374	4,780
Clearwater Paper Corp.* (Forest Products & Paper)	102	4,873

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Cleco Corp. (Electric)	306	$13,722
Cloud Peak Energy, Inc.* (Coal)	306	4,489
CNO Financial Group, Inc. (Insurance)	1,054	15,178
CoBiz Financial, Inc. (Banks)	238	2,299
Coeur d’Alene Mines Corp.* (Mining)	510	6,146
Cogent Communications Group, Inc. (Internet)	238	7,676
Cognex Corp. (Machinery - Diversified)	408	12,795
Cohen & Steers, Inc. (Diversified Financial Services)	102	3,602
Coherent, Inc. (Electronics)	136	8,357
Cohu, Inc. (Semiconductors)	170	1,855
Colonial Properties Trust (REIT)	442	9,941
Colony Financial, Inc. (REIT)	340	6,793
Columbia Banking System, Inc. (Banks)	272	6,718
Columbus McKinnon Corp.* (Machinery - Diversified)	102	2,451
Comfort Systems USA, Inc. (Building Materials)	204	3,429
Commercial Metals Co. (Iron/Steel)	578	9,798
Commercial Vehicle Group, Inc.* (Auto Parts & Equipment)	204	1,624
Community Bank System, Inc. (Banks)	204	6,960
CommVault Systems, Inc.* (Software)	238	20,903
comScore, Inc.* (Internet)	204	5,910
Comstock Resources, Inc. (Oil & Gas)	272	4,328
Comverse, Inc.* (Telecommunications)	136	4,345
CONMED Corp. (Healthcare - Products)	136	4,623
Conn’s, Inc.* (Retail)	102	5,104
Consolidated Communications Holdings, Inc. (Telecommunications)	204	3,517
Constant Contact, Inc.* (Internet)	170	4,027
Convergys Corp. (Commercial Services)	510	9,563
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	306	9,425
Corcept Therapeutics, Inc.* (Pharmaceuticals)	578	919
CoreSite Realty Corp. (REIT)	102	3,462
Corinthian Colleges, Inc.* (Commercial Services)	646	1,415
Cornerstone OnDemand, Inc.* (Software)	204	10,494
Coronado Biosciences, Inc.* (Biotechnology)	170	1,193
CoStar Group, Inc.* (Commercial Services)	136	22,833
Cousins Properties, Inc. (REIT)	544	5,598
Cowen Group, Inc. - Class A* (Diversified Financial Services)	646	2,229
Cracker Barrel Old Country Store, Inc. (Retail)	102	10,530
Crawford & Co. (Insurance)	238	2,309
Cray, Inc.* (Computers)	204	4,910
Crimson Exploration, Inc.* (Oil & Gas)	306	921
Crocs, Inc.* (Apparel)	442	6,016
Cross Country Healthcare, Inc.* (Commercial Services)	238	1,442
Crosstex Energy, Inc. (Pipelines)	238	4,972
Crown Media Holdings, Inc.* (Media)	408	1,257
CryoLife, Inc. (Healthcare - Products)	238	1,666
CSG Systems International, Inc. (Software)	170	4,259
CTS Corp. (Electronics)	204	3,217
CubeSmart (REIT)	646	11,524
Cubic Corp. (Aerospace/Defense)	102	5,475
Cumulus Media, Inc. - Class A* (Media)	544	2,882
Curis, Inc.* (Biotechnology)	578	2,578
Curtiss-Wright Corp. (Aerospace/Defense)	238	11,176
Customers Bancorp, Inc.* (Banks)	136	2,190
CVB Financial Corp. (Banks)	476	6,437
Cyberonics, Inc.* (Healthcare - Products)	136	6,901
Cynosure, Inc. - Class A* (Healthcare - Products)	102	2,327
Cypress Semiconductor Corp. (Semiconductors)	748	6,986
CyrusOne, Inc. (Internet)	136	2,581
CYS Investments, Inc. (REIT)	884	7,187
Cytokinetics, Inc.* (Biotechnology)	170	1,290
Cytori Therapeutics, Inc.* (Pharmaceuticals)	578	1,347
Daktronics, Inc. (Electronics)	238	2,663
Dana Holding Corp. (Auto Parts & Equipment)	714	16,308
Darling International, Inc.* (Environmental Control)	578	12,230
DCT Industrial Trust, Inc. (REIT)	1,428	10,267
DealerTrack Holdings, Inc.* (Internet)	204	8,740
Delek US Holdings, Inc. (Oil & Gas)	204	4,302
Deluxe Corp. (Commercial Services)	238	9,915
Demand Media, Inc.* (Media)	272	1,719
Dendreon Corp.* (Biotechnology)	884	2,590
Denny’s Corp.* (Retail)	544	3,329
DepoMed, Inc.* (Pharmaceuticals)	374	2,798
Destination XL Group, Inc.* (Retail)	306	1,980
Dexcom, Inc.* (Healthcare - Products)	340	9,598
DFC Global Corp.* (Commercial Services)	238	2,616
Diamond Foods, Inc.* (Food)	136	3,207
DiamondRock Hospitality Co. (REIT)	952	10,158
Dice Holdings, Inc.* (Internet)	238	2,025
Digi International, Inc.* (Software)	170	1,702
Digital Generation, Inc.* (Media)	204	2,638
Digital River, Inc.* (Internet)	204	3,645
DigitalGlobe, Inc.* (Telecommunications)	374	11,825
Dime Community Bancshares, Inc. (Savings & Loans)	170	2,831
Diodes, Inc.* (Semiconductors)	204	4,998
Dole Food Co., Inc.* (Food)	272	3,705
Doral Financial Corp.* (Diversified Financial Services)	34	649
Dorman Products, Inc. (Auto Parts & Equipment)	136	6,739
Douglas Dynamics, Inc. (Auto Parts & Equipment)	136	2,003
Drew Industries, Inc. (Building Materials)	136	6,193
DSP Group, Inc.* (Semiconductors)	170	1,199
DuPont Fabros Technology, Inc. (REIT)	306	7,886
Dyax Corp.* (Pharmaceuticals)	680	4,665
Dycom Industries, Inc.* (Engineering & Construction)	170	4,758
Dynavax Technologies Corp.* (Biotechnology)	1,428	1,714
Dynegy, Inc.* (Electric)	476	9,197
Dynex Capital, Inc. (REIT)	306	2,684
E.W. Scripps Co. - Class A* (Media)	170	3,120
Eagle Bancorp, Inc.* (Banks)	136	3,847
EarthLink, Inc. (Internet)	578	2,861

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
EastGroup Properties, Inc. (REIT)	136	$8,053
Ebix, Inc. (Software)	204	2,028
Education Management Corp.* (Commercial Services)	204	1,860
Education Realty Trust, Inc. (REIT)	578	5,260
eHealth, Inc.* (Insurance)	102	3,291
El Paso Electric Co. (Electric)	204	6,814
Electro Rent Corp. (Commercial Services)	136	2,467
Electro Scientific Industries, Inc. (Electronics)	170	1,991
Electronics for Imaging, Inc.* (Computers)	238	7,540
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	136	5,021
Ellie Mae, Inc.* (Diversified Financial Services)	136	4,353
EMCOR Group, Inc. (Engineering & Construction)	340	13,305
Emerald Oil, Inc.* (Oil & Gas)	272	1,956
Emergent Biosolutions, Inc.* (Biotechnology)	170	3,239
Emeritus Corp.* (Healthcare - Services)	204	3,780
Empire District Electric Co. (Electric)	238	5,155
Employers Holdings, Inc. (Insurance)	170	5,056
Emulex Corp.* (Semiconductors)	510	3,958
Encore Capital Group, Inc.* (Diversified Financial Services)	136	6,237
Encore Wire Corp. (Electrical Components & Equipment)	102	4,023
Endeavour International Corp.* (Oil & Gas)	408	2,183
Endocyte, Inc.* (Pharmaceuticals)	170	2,266
Endologix, Inc.* (Healthcare - Products)	340	5,484
Energy Recovery, Inc.* (Environmental Control)	340	2,465
Energy XXI (Bermuda), Ltd. (Oil & Gas)	408	12,321
EnerNOC, Inc.* (Electric)	170	2,548
EnerSys (Electrical Components & Equipment)	238	14,430
Ennis, Inc. (Commercial Services)	170	3,067
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	102	6,141
Entegris, Inc.* (Semiconductors)	714	7,247
Entercom Communications Corp. - Class A* (Media)	170	1,493
Entravision Communications Corp. - Class A* (Media)	340	2,006
Entropic Communications, Inc.* (Semiconductors)	544	2,383
Envestnet, Inc.* (Software)	136	4,216
Enzon Pharmaceuticals, Inc. (Biotechnology)	544	914
EPAM Systems, Inc.* (Software)	136	4,692
EPIQ Systems, Inc. (Software)	204	2,697
EPL Oil & Gas, Inc.* (Oil & Gas)	170	6,309
EPR Properties (REIT)	238	11,599
Equal Energy, Ltd. (Oil & Gas)	306	1,441
Equity One, Inc. (REIT)	306	6,689
Era Group, Inc.* (Transportation)	102	2,772
ESCO Technologies, Inc. (Electronics)	136	4,519
Esterline Technologies Corp.* (Aerospace/Defense)	136	10,865
Ethan Allen Interiors, Inc. (Home Furnishings)	136	3,790
Euronet Worldwide, Inc.* (Commercial Services)	238	9,472
EverBank Financial Corp. (Savings & Loans)	408	6,112
Evercore Partners, Inc. - Class A (Diversified Financial Services)	170	8,369
EVERTEC, Inc. (Commercial Services)	170	3,776
Exact Sciences Corp.* (Biotechnology)	340	4,015
ExamWorks Group, Inc.* (Commercial Services)	170	4,418
Exar Corp.* (Semiconductors)	238	3,192
Excel Trust, Inc. (REIT)	272	3,264
EXCO Resources, Inc. (Oil & Gas)	714	4,812
Exelixis, Inc.* (Biotechnology)	986	5,739
ExlService Holdings, Inc.* (Commercial Services)	170	4,842
Express, Inc.* (Retail)	408	9,625
Exterran Holdings, Inc.* (Oil & Gas Services)	272	7,499
Extreme Networks, Inc.* (Telecommunications)	612	3,195
EZCORP, Inc. - Class A* (Retail)	272	4,591
F.N.B. Corp. (Banks)	714	8,661
Fabrinet* (Miscellaneous Manufacturing)	170	2,863
Fair Isaac Corp. (Software)	170	9,398
Fairpoint Communications, Inc.* (Telecommunications)	170	1,624
Federal Signal Corp.* (Miscellaneous Manufacturing)	340	4,376
FEI Co. (Electronics)	170	14,926
FelCor Lodging Trust, Inc.* (REIT)	680	4,189
Female Health Co. (Healthcare - Products)	170	1,678
Ferro Corp.* (Chemicals)	408	3,717
Fiesta Restaurant Group, Inc.* (Retail)	102	3,841
Fifth & Pacific Cos., Inc.* (Retail)	578	14,525
Fifth Street Finance Corp. (Investment Companies)	612	6,297
Financial Engines, Inc. (Diversified Financial Services)	238	14,146
Finisar Corp.* (Telecommunications)	476	10,771
First American Financial Corp. (Insurance)	510	12,418
First Bancorp* (Banks)	408	2,317
First Bancorp (Banks)	136	1,965
First Busey Corp. (Banks)	476	2,480
First Cash Financial Services, Inc.* (Retail)	136	7,882
First Commonwealth Financial Corp. (Banks)	544	4,129
First Financial Bancorp (Banks)	306	4,642
First Financial Bankshares, Inc. (Banks)	170	9,999
First Industrial Realty Trust, Inc. (REIT)	544	8,851
First Merchants Corp. (Banks)	170	2,946
First Midwest Bancorp, Inc. (Banks)	374	5,651
First Potomac Realty Trust (REIT)	306	3,846
First Security Group, Inc.* (Banks)	578	1,202
FirstMerit Corp. (Banks)	782	16,978
Five Below, Inc.* (Retail)	170	7,438
Five Star Quality Care, Inc.* (Healthcare - Services)	306	1,582
Flagstar BanCorp, Inc.* (Savings & Loans)	136	2,007
Flotek Industries, Inc.* (Oil & Gas Services)	272	6,256
Flow International Corp.* (Machinery - Diversified)	374	1,492

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Fluidigm Corp.* (Electronics)	136	$2,984
Flushing Financial Corp. (Savings & Loans)	170	3,137
Forest Oil Corp.* (Oil & Gas)	714	4,355
Forestar Group, Inc.* (Real Estate)	204	4,392
FormFactor, Inc.* (Semiconductors)	340	2,332
Forum Energy Technologies, Inc.* (Oil & Gas Services)	204	5,510
Forward Air Corp. (Transportation)	170	6,859
Francesca’s Holdings Corp.* (Retail)	238	4,436
Franklin Electric Co., Inc. (Hand/Machine Tools)	238	9,377
Franklin Street Properties Corp. (REIT)	476	6,064
Fred’s, Inc. - Class A (Retail)	204	3,193
Fresh Del Monte Produce, Inc. (Food)	204	6,055
Frontline, Ltd.* (Transportation)	578	1,532
FTI Consulting, Inc.* (Commercial Services)	204	7,711
Fuelcell Energy, Inc.* (Energy - Alternate Sources)	1,190	1,535
Fuller (H.B.) Co. (Chemicals)	238	10,755
Furmanite Corp.* (Metal Fabricate/Hardware)	272	2,693
Fusion-IO, Inc.* (Computers)	408	5,463
FutureFuel Corp. (Energy - Alternate Sources)	136	2,443
FX Energy, Inc.* (Oil & Gas)	442	1,520
FXCM, Inc. (Diversified Financial Services)	204	4,029
G & K Services, Inc. - Class A (Textiles)	102	6,160
Galena Biopharma, Inc.* (Biotechnology)	680	1,544
GasLog, Ltd. (Transportation)	170	2,538
Gastar Exploration, Ltd.* (Oil & Gas)	510	2,015
GenCorp, Inc.* (Aerospace/Defense)	306	4,905
Generac Holdings, Inc. (Electrical Components & Equipment)	238	10,148
General Cable Corp. (Electrical Components & Equipment)	238	7,557
General Communication, Inc. - Class A* (Telecommunications)	238	2,266
General Moly, Inc.* (Mining)	612	1,010
Genesco, Inc.* (Retail)	136	8,919
GenMark Diagnostics, Inc.* (Healthcare - Products)	204	2,479
Gentherm, Inc.* (Auto Parts & Equipment)	204	3,892
Gentiva Health Services, Inc.* (Healthcare - Services)	204	2,456
Geron Corp.* (Biotechnology)	1,020	3,417
Getty Realty Corp. (REIT)	136	2,642
GFI Group, Inc. (Diversified Financial Services)	476	1,880
Gibraltar Industries, Inc.* (Building Materials)	170	2,424
Glacier Bancorp, Inc. (Banks)	374	9,242
Gladstone Capital Corp. (Investment Companies)	170	1,484
Gladstone Investment Corp. (Private Equity)	204	1,438
Glatfelter (Forest Products & Paper)	238	6,443
Glimcher Realty Trust (REIT)	714	6,962
Global Cash Access Holdings, Inc.* (Commercial Services)	408	3,186
Global Eagle Entertainment, Inc.* (Internet)	170	1,588
Global Geophysical Services* (Oil & Gas Services)	238	645
Global Sources, Ltd.* (Internet)	170	1,261
Globe Specialty Metals, Inc. (Mining)	340	5,239
Globecomm Systems, Inc.* (Telecommunications)	170	2,385
Globus Med, Inc. - Class A* (Healthcare - Products)	272	4,749
Glu Mobile, Inc.* (Software)	544	1,518
Gold Resource Corp. (Mining)	238	1,578
Golub Capital BDC, Inc. (Investment Companies)	204	3,537
Goodrich Petroleum Corp.* (Oil & Gas)	170	4,129
Government Properties Income Trust (REIT)	272	6,509
GrafTech International, Ltd.* (Electrical Components & Equipment)	612	5,171
Gramercy Property Trust, Inc.* (REIT)	408	1,693
Grand Canyon Education, Inc.* (Commercial Services)	238	9,587
Granite Construction, Inc. (Engineering & Construction)	204	6,242
Graphic Packaging Holding Co.* (Packaging & Containers)	1,054	9,022
Gray Television, Inc.* (Media)	306	2,402
Great Lakes Dredge & Dock Co. (Commercial Services)	340	2,523
Greatbatch, Inc.* (Healthcare - Products)	136	4,628
Green Dot Corp. - Class A* (Commercial Services)	136	3,581
Green Plains Renewable Energy (Energy - Alternate Sources)	170	2,729
Greenhill & Co., Inc. (Diversified Financial Services)	136	6,784
Greenlight Capital Re, Ltd. - Class A* (Insurance)	170	4,835
Griffon Corp. (Building Materials)	272	3,411
Group 1 Automotive, Inc. (Retail)	102	7,923
GSI Group, Inc.* (Electronics)	204	1,946
GSI Technology, Inc.* (Semiconductors)	204	1,434
GSV Capital Corp.* (Private Equity)	170	2,519
GT Advanced Technologies, Inc.* (Semiconductors)	714	6,076
GTx, Inc.* (Biotechnology)	204	410
Guidewire Software, Inc.* (Software)	204	9,610
GulfMark Offshore, Inc. - Class A (Transportation)	136	6,921
H&E Equipment Services, Inc.* (Commercial Services)	170	4,515
Hackett Group, Inc. (Commercial Services)	238	1,697
Haemonetics Corp.* (Healthcare - Products)	238	9,491
Halcon Resources Corp.* (Oil & Gas)	1,054	4,669
Halozyme Therapeutics, Inc.* (Biotechnology)	510	5,630
Hampton Roads Bankshares, Inc.* (Banks)	612	869
Hancock Holding Co. (Banks)	408	12,804
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	170	5,739
Hanmi Financial Corp. (Banks)	170	2,817
Harbinger Group, Inc.* (Holding Companies - Diversified)	238	2,468
Harmonic, Inc.* (Telecommunications)	612	4,706

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Harris Teeter Supermarkets, Inc. (Food)	238	$11,707
Harte-Hanks, Inc. (Advertising)	272	2,402
Harvard Bioscience, Inc.* (Biotechnology)	238	1,252
Haverty Furniture Cos., Inc. (Retail)	102	2,502
Hawaiian Holdings, Inc.* (Airlines)	340	2,530
Headwaters, Inc.* (Building Materials)	408	3,668
Healthcare Realty Trust, Inc. (REIT)	442	10,215
Healthcare Services Group, Inc. (Commercial Services)	340	8,758
HealthSouth Corp. (Healthcare - Services)	408	14,068
HealthStream, Inc.* (Internet)	102	3,864
Healthways, Inc.* (Healthcare - Services)	204	3,776
Heartland Express, Inc. (Transportation)	272	3,860
Heartland Payment Systems, Inc. (Commercial Services)	170	6,752
Hecla Mining Co. (Mining)	1,768	5,552
HEICO Corp. (Aerospace/Defense)	272	18,426
Helen of Troy, Ltd.* (Household Products/Wares)	170	7,514
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	510	12,938
Hercules Offshore, Inc.* (Oil & Gas)	816	6,014
Hercules Technology Growth Capital, Inc. (Private Equity)	340	5,186
Heritage Commerce Corp. (Banks)	170	1,301
Heritage Oaks Bancorp* (Banks)	204	1,306
Herman Miller, Inc. (Office Furnishings)	306	8,929
Hersha Hospitality Trust (REIT)	1,054	5,892
HFF, Inc. - Class A (Real Estate)	170	4,259
Hibbett Sports, Inc.* (Retail)	136	7,636
Higher One Holdings, Inc.* (Diversified Financial Services)	204	1,565
Highwoods Properties, Inc. (REIT)	408	14,405
Hillenbrand, Inc. (Miscellaneous Manufacturing)	272	7,445
Hilltop Holdings, Inc.* (Insurance)	340	6,290
Hittite Microwave Corp.* (Semiconductors)	170	11,109
HMS Holdings Corp.* (Commercial Services)	442	9,507
HNI Corp. (Office Furnishings)	238	8,611
Home Bancshares, Inc. (Banks)	238	7,228
Home Loan Servicing Solutions, Ltd. (Diversified Financial Services)	272	5,987
HomeTrust Bancshares, Inc.* (Savings & Loans)	136	2,244
Horace Mann Educators Corp. (Insurance)	204	5,790
Horizon Pharma, Inc.* (Holding Companies - Diversified)	476	1,609
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	170	9,765
Horsehead Holding Corp.* (Mining)	238	2,965
Hovnanian Enterprises, Inc. - Class A* (Home Builders)	612	3,201
HSN, Inc. (Retail)	170	9,115
Hub Group, Inc. - Class A* (Transportation)	204	8,002
Hudson Pacific Properties, Inc. (REIT)	238	4,629
Huron Consulting Group, Inc.* (Commercial Services)	136	7,155
Hutchinson Technology, Inc.* (Computers)	238	828
IBERIABANK Corp. (Banks)	136	7,054
ICF International, Inc.* (Commercial Services)	102	3,612
ICG Group, Inc.* (Internet)	238	3,377
Iconix Brand Group, Inc.* (Apparel)	272	9,036
IDACORP, Inc. (Electric)	238	11,519
Idenix Pharmaceuticals, Inc.* (Pharmaceuticals)	646	3,366
iGATE Corp.* (Computers)	204	5,663
II-VI, Inc.* (Electronics)	272	5,119
Imation Corp.* (Computers)	306	1,255
Immersion Corp.* (Computers)	170	2,242
ImmunoGen, Inc.* (Biotechnology)	442	7,523
Immunomedics, Inc.* (Biotechnology)	442	2,736
Impax Laboratories, Inc.* (Pharmaceuticals)	340	6,973
Imperva, Inc.* (Software)	102	4,286
Incontact, Inc.* (Software)	340	2,812
Independent Bank Corp. (Banks)	136	4,855
Infinera Corp.* (Telecommunications)	578	6,537
Infinity Pharmaceuticals, Inc.* (Pharmaceuticals)	272	4,746
Infoblox, Inc.* (Software)	238	9,953
Inland Real Estate Corp. (REIT)	442	4,522
InnerWorkings, Inc.* (Software)	272	2,671
Innophos Holdings, Inc. (Chemicals)	102	5,384
Innospec, Inc. (Chemicals)	136	6,346
Inphi Corp.* (Semiconductors)	170	2,283
Insight Enterprises, Inc.* (Computers)	238	4,503
Insmed, Inc.* (Biotechnology)	170	2,654
Insperity, Inc. (Commercial Services)	136	5,114
Insulet Corp.* (Healthcare - Products)	272	9,857
Integra LifeSciences Holdings Corp.* (Healthcare - Products)	102	4,106
Integrated Device Technology, Inc.* (Semiconductors)	680	6,406
Integrated Silicon Solution, Inc.* (Semiconductors)	170	1,851
Inteliquent, Inc. (Telecommunications)	272	2,628
InterDigital, Inc. (Telecommunications)	204	7,615
Interface, Inc. (Office Furnishings)	306	6,071
InterMune, Inc.* (Biotechnology)	442	6,794
Internap Network Services Corp.* (Internet)	306	2,127
International Bancshares Corp. (Banks)	272	5,883
International Rectifier Corp.* (Semiconductors)	340	8,422
International Speedway Corp. - Class A (Entertainment)	136	4,393
Intersil Corp. - Class A (Semiconductors)	680	7,636
Interval Leisure Group, Inc. (Leisure Time)	204	4,821
Intralinks Holdings, Inc.* (Internet)	272	2,394
Intrepid Potash, Inc. (Chemicals)	272	4,265
Invacare Corp. (Healthcare - Products)	204	3,523
InvenSense, Inc.* (Electronics)	306	5,392
Invesco Mortgage Capital, Inc. (REIT)	646	9,942
Investment Technology Group, Inc.* (Diversified Financial Services)	204	3,207
Investors Bancorp, Inc. (Savings & Loans)	238	5,207
Investors Real Estate Trust (REIT)	544	4,488
ION Geophysical Corp.* (Oil & Gas Services)	714	3,713
Iridium Communications, Inc.* (Telecommunications)	374	2,573
iRobot Corp.* (Machinery - Diversified)	136	5,123

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	476	$5,641
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	544	20,421
Isle of Capri Casinos, Inc.* (Entertainment)	170	1,285
iStar Financial, Inc.* (REIT)	442	5,322
Itron, Inc.* (Electronics)	204	8,737
ITT Educational Services, Inc.* (Commercial Services)	136	4,216
Ixia* (Telecommunications)	306	4,794
IXYS Corp. (Semiconductors)	170	1,641
j2 Global, Inc. (Computers)	238	11,786
Jack in the Box, Inc.* (Retail)	204	8,160
JAKKS Pacific, Inc. (Toys/Games/Hobbies)	136	611
Janus Capital Group, Inc. (Diversified Financial Services)	748	6,365
JetBlue Airways Corp.* (Airlines)	1,156	7,699
Jive Software, Inc.* (Software)	204	2,550
John Bean Technologies Corp. (Miscellaneous Manufacturing)	170	4,230
Jos. A. Bank Clothiers, Inc.* (Retail)	136	5,979
Journal Communications, Inc. - Class A* (Media)	272	2,326
K12, Inc.* (Commercial Services)	136	4,200
Kaiser Aluminum Corp. (Mining)	102	7,268
Kaman Corp. - Class A (Aerospace/Defense)	136	5,149
KapStone Paper & Packaging Corp. (Forest Products & Paper)	204	8,731
Kaydon Corp. (Metal Fabricate/Hardware)	170	6,038
KB Home (Home Builders)	408	7,352
KCAP Financial, Inc. (Investment Companies)	170	1,527
KCG Holdings, Inc. - Class A* (Diversified Financial Services)	306	2,653
Kelly Services, Inc. - Class A (Commercial Services)	170	3,310
KEMET Corp.* (Electronics)	340	1,421
Kennedy-Wilson Holdings, Inc. (Real Estate)	272	5,048
Keryx Biopharmaceuticals, Inc.* (Pharmaceuticals)	442	4,464
Key Energy Services, Inc.* (Oil & Gas Services)	816	5,949
Kforce, Inc. (Commercial Services)	170	3,007
Kimball International, Inc. - Class B (Home Furnishings)	204	2,262
Kindred Healthcare, Inc. (Healthcare - Services)	306	4,110
Kior, Inc. - Class A* (Energy - Alternate Sources)	306	863
Kite Realty Group Trust (REIT)	510	3,024
Knight Transportation, Inc. (Transportation)	306	5,055
Knightsbridge Tankers, Ltd. (Transportation)	204	2,075
Knoll, Inc. (Office Furnishings)	272	4,608
Kodiak Oil & Gas Corp.* (Oil & Gas)	1,292	15,581
Kopin Corp.* (Semiconductors)	476	1,918
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	102	4,350
Korn/Ferry International* (Commercial Services)	272	5,821
Kraton Performance Polymers, Inc.* (Chemicals)	170	3,330
Kratos Defense & Security Solutions, Inc.* (Aerospace/Defense)	306	2,534
Krispy Kreme Doughnuts, Inc.* (Retail)	340	6,576
L&L Energy, Inc.* (Coal)	340	432
Laclede Group, Inc. (Gas)	170	7,650
Ladenburg Thalman Finance Services, Inc.* (Diversified Financial Services)	850	1,539
Lakeland Bancorp, Inc. (Banks)	204	2,295
Lancaster Colony Corp. (Food)	102	7,986
Landec Corp.* (Chemicals)	170	2,074
LaSalle Hotel Properties (REIT)	476	13,575
Lattice Semiconductor Corp.* (Semiconductors)	646	2,881
Layne Christensen Co.* (Engineering & Construction)	136	2,715
La-Z-Boy, Inc. (Home Furnishings)	272	6,177
Leap Wireless International, Inc.* (Telecommunications)	340	5,368
LeapFrog Enterprises, Inc.* (Toys/Games/Hobbies)	340	3,202
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	1,326	3,143
Lexington Realty Trust (REIT)	816	9,164
Libbey, Inc.* (Housewares)	136	3,234
Life Time Fitness, Inc.* (Leisure Time)	204	10,500
LifeLock, Inc.* (Commercial Services)	340	5,042
Lifevantage Corp.* (Pharmaceuticals)	782	1,861
Limelight Networks, Inc.* (Internet)	510	984
Lincoln Educational Services Corp. (Commercial Services)	238	1,097
Lionbridge Technologies, Inc.* (Internet)	476	1,756
Liquidity Services, Inc.* (Internet)	136	4,564
Lithia Motors, Inc. - Class A (Retail)	102	7,442
Littelfuse, Inc. (Electrical Components & Equipment)	102	7,979
Live Nation, Inc.* (Commercial Services)	680	12,614
LivePerson, Inc.* (Computers)	306	2,889
LogMeIn, Inc.* (Telecommunications)	136	4,223
Louisiana-Pacific Corp.* (Building Materials)	680	11,961
LSB Industries, Inc.* (Miscellaneous Manufacturing)	102	3,420
LSI Industries, Inc. (Building Materials)	170	1,435
LTC Properties, Inc. (REIT)	170	6,457
LTX-Credence Corp.* (Semiconductors)	306	2,013
Luby’s, Inc.* (Retail)	170	1,221
Lumber Liquidators Holdings, Inc.* (Retail)	136	14,505
Luminex Corp.* (Healthcare - Products)	204	4,080
M.D.C. Holdings, Inc. (Home Builders)	204	6,122
M/I Schottenstein Homes, Inc.* (Home Builders)	136	2,804
Macatawa Bank Corp.* (Banks)	238	1,280
Magellan Health Services, Inc.* (Healthcare - Services)	136	8,155
magicJack VocalTec, Ltd.* (Internet)	136	1,750
Magnum Hunter Resources Corp.* (Oil & Gas)	952	5,874
Maiden Holdings, Ltd. (Insurance)	272	3,212
Maidenform Brands, Inc.* (Apparel)	136	3,195

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Main Street Capital Corp. (Investment Companies)	170	$5,088
Mainsource Financial Group, Inc. (Banks)	136	2,066
MAKO Surgical Corp.* (Healthcare - Products)	238	7,024
Manhattan Associates, Inc.* (Computers)	102	9,736
MannKind Corp.* (Pharmaceuticals)	782	4,457
ManTech International Corp. - Class A (Software)	136	3,911
Marchex, Inc. - Class B (Advertising)	204	1,485
Marcus Corp. (Lodging)	136	1,976
MarineMax, Inc.* (Retail)	170	2,074
MarketAxess Holdings, Inc. (Diversified Financial Services)	170	10,207
Marriott Vacations Worldwide Corp.* (Entertainment)	136	5,984
Marten Transport, Ltd. (Transportation)	136	2,332
Martha Stewart Living Omnimedia, Inc. - Class A* (Media)	408	938
Masimo Corp. (Healthcare - Products)	238	6,340
MasTec, Inc.* (Engineering & Construction)	306	9,272
Matador Resources Co.* (Oil & Gas)	272	4,442
Materion Corp. (Mining)	102	3,270
Matrix Service Co.* (Oil & Gas Services)	170	3,335
Matson, Inc. (Transportation)	238	6,243
Matthews International Corp. - Class A (Commercial Services)	136	5,179
MAXIMUS, Inc. (Commercial Services)	340	15,315
Maxlinear, Inc. - Class A* (Semiconductors)	204	1,691
Maxwell Technologies, Inc.* (Computers)	238	2,161
MB Financial, Inc. (Banks)	272	7,681
MCG Capital Corp. (Investment Companies)	442	2,228
McGrath Rentcorp (Commercial Services)	136	4,855
MDC Partners, Inc. - Class A (Advertising)	136	3,805
Meadowbrook Insurance Group, Inc. (Insurance)	306	1,989
Medallion Financial Corp. (Investment Companies)	136	2,024
MedAssets, Inc.* (Software)	306	7,779
Media General, Inc. - Class A* (Media)	136	1,939
Medical Properties Trust, Inc. (REIT)	748	9,103
Medidata Solutions, Inc.* (Software)	136	13,454
Medley Capital Corp. (Private Equity)	170	2,344
Mentor Graphics Corp. (Computers)	476	11,124
Mercury Computer Systems, Inc.* (Computers)	204	2,038
Meredith Corp. (Media)	170	8,095
Merge Healthcare, Inc.* (Healthcare - Products)	476	1,242
Meridian Bioscience, Inc. (Healthcare - Products)	204	4,825
Merit Medical Systems, Inc.* (Healthcare - Products)	238	2,887
Meritage Homes Corp.* (Home Builders)	170	7,302
Meritor, Inc.* (Auto Parts & Equipment)	544	4,276
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	510	1,938
Methode Electronics, Inc. (Electronics)	204	5,712
MGE Energy, Inc. (Electric)	102	5,564
MGIC Investment Corp.* (Insurance)	1,598	11,632
Micrel, Inc. (Semiconductors)	272	2,478
Microsemi Corp.* (Semiconductors)	442	10,718
Midstates Pete Co., Inc.* (Oil & Gas)	272	1,395
Midway Gold Corp.* (Mining)	1,190	1,136
Millennial Media, Inc.* (Advertising)	238	1,683
Miller Energy Resources, Inc.* (Oil & Gas)	306	2,222
MiMedx Group, Inc.* (Healthcare - Products)	476	1,985
Mindspeed Technologies, Inc.* (Semiconductors)	374	1,137
Mine Safety Appliances Co. (Environmental Control)	136	7,019
Minerals Technologies, Inc. (Chemicals)	170	8,393
Mitek System, Inc.* (Computers)	204	1,057
MKS Instruments, Inc. (Semiconductors)	272	7,232
Mobile Mini, Inc.* (Storage/Warehousing)	204	6,948
Modine Manufacturing Co.* (Auto Parts & Equipment)	272	3,979
ModusLink Global Solutions, Inc.* (Internet)	374	1,025
Molina Healthcare, Inc.* (Healthcare - Services)	136	4,842
Molycorp, Inc.* (Mining)	680	4,461
Momenta Pharmaceuticals, Inc.* (Biotechnology)	272	3,914
MoneyGram International, Inc.* (Commercial Services)	136	2,663
Monmouth Real Estate Investment Corp. - Class A (REIT)	272	2,467
Monolithic Power Systems, Inc. (Semiconductors)	204	6,177
Monotype Imaging Holdings, Inc. (Software)	204	5,847
Monro Muffler Brake, Inc. (Commercial Services)	170	7,903
Monster Worldwide, Inc.* (Commercial Services)	680	3,006
Montpelier Re Holdings, Ltd. (Insurance)	238	6,200
Moog, Inc. - Class A* (Aerospace/Defense)	204	11,969
Morgans Hotel Group Co.* (Lodging)	204	1,569
MoSys, Inc.* (Semiconductors)	374	1,391
Move, Inc.* (Internet)	239	4,043
MPG Office Trust, Inc.* (REIT)	476	1,490
Mueller Industries, Inc. (Metal Fabricate/Hardware)	136	7,571
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	816	6,520
Multimedia Games Holding Co., Inc.* (Entertainment)	170	5,874
MVC Capital, Inc. (Investment Companies)	170	2,220
Myers Industries, Inc. (Miscellaneous Manufacturing)	170	3,419
MYR Group, Inc.* (Engineering & Construction)	136	3,305
Nanometrics, Inc.* (Semiconductors)	136	2,192
Nanosphere, Inc.* (Biotechnology)	374	748
National Bank Holdings Corp. (Holding Companies - Diversified)	272	5,587
National CineMedia, Inc. (Entertainment)	306	5,771
National Health Investors, Inc. (REIT)	136	7,737
National Penn Bancshares, Inc. (Banks)	612	6,151
Natus Medical, Inc.* (Healthcare - Products)	170	2,411
Nautilus, Inc.* (Leisure Time)	204	1,473

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Navidea Biopharmaceuticals, Inc.* (Healthcare - Products)	782	$2,072
Navigant Consulting Co.* (Commercial Services)	272	4,205
NBT Bancorp, Inc. (Banks)	238	5,469
NCI Building Systems, Inc.* (Building Materials)	136	1,733
Nektar Therapeutics, Inc.* (Pharmaceuticals)	578	6,040
Nelnet, Inc. - Class A (Diversified Financial Services)	136	5,229
Neogen Corp.* (Pharmaceuticals)	136	8,258
NeoGenomics, Inc.* (Biotechnology)	306	918
Neonode, Inc.* (Telecommunications)	204	1,310
NeoPhotonics Corp.* (Telecommunications)	170	1,256
NETGEAR, Inc.* (Telecommunications)	204	6,295
NetScout Systems, Inc.* (Computers)	204	5,216
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	340	3,849
New Jersey Resources Corp. (Gas)	204	8,986
New Mountain Finance Corp. (Investment Companies)	204	2,940
New Residential Investment Corp. (REIT)	1,258	8,328
New York & Co., Inc.* (Retail)	238	1,376
New York Mortgage Trust, Inc. (REIT)	374	2,338
NewBridge Bancorp* (Banks)	204	1,487
Newpark Resources, Inc.* (Oil & Gas Services)	442	5,596
Newport Corp.* (Electronics)	238	3,720
NewStar Financial, Inc.* (Diversified Financial Services)	170	3,106
Nexstar Broadcasting Group, Inc. - Class A (Media)	136	6,053
NGP Capital Resources Co. (Investment Companies)	204	1,516
NIC, Inc. (Internet)	340	7,857
NII Holdings, Inc. - Class B* (Telecommunications)	884	5,365
Noranda Aluminum Holding Corp. (Mining)	340	836
Nordic American Tankers, Ltd. (Transportation)	374	3,082
Northern Oil & Gas, Inc.* (Oil & Gas)	340	4,906
Northfield BanCorp, Inc. (Savings & Loans)	306	3,715
NorthStar Realty Finance Corp. (REIT)	986	9,150
Northwest Bancshares, Inc. (Savings & Loans)	476	6,293
Northwest Natural Gas Co. (Gas)	136	5,709
NorthWestern Corp. (Electric)	204	9,164
Novavax, Inc.* (Biotechnology)	918	2,901
NPS Pharmaceuticals, Inc.* (Biotechnology)	510	16,222
Nutrisystem, Inc. (Internet)	170	2,445
NuVasive, Inc.* (Healthcare - Products)	238	5,829
Nuverra Environmental Solutions, Inc.* (Environmental Control)	884	2,024
NxStage Medical, Inc.* (Healthcare - Products)	306	4,027
Odyssey Marine Exploration, Inc.* (Commercial Services)	578	1,740
Office Depot, Inc.* (Retail)	1,292	6,240
OfficeMax, Inc. (Retail)	476	6,088
OFG Bancorp (Banks)	238	3,853
Old National Bancorp (Banks)	510	7,242
Olin Corp. (Chemicals)	408	9,413
OM Group, Inc.* (Chemicals)	170	5,743
Omega Protein Corp.* (Pharmaceuticals)	170	1,729
Omeros Corp.* (Biotechnology)	272	2,652
Omnicell, Inc.* (Software)	204	4,831
OmniVision Technologies, Inc.* (Semiconductors)	272	4,164
Omnova Solutions, Inc.* (Chemicals)	306	2,616
On Assignment, Inc.* (Commercial Services)	238	7,854
OneBeacon Insurance Group, Ltd. - Class A (Insurance)	136	2,007
OpenTable, Inc.* (Internet)	102	7,138
Opko Health, Inc.* (Pharmaceuticals)	748	6,589
Oplink Communications, Inc.* (Telecommunications)	136	2,560
Optimer Pharmaceuticals, Inc.* (Pharmaceuticals)	272	3,427
OraSure Technologies, Inc.* (Healthcare - Products)	408	2,452
Orbcomm, Inc.* (Telecommunications)	306	1,613
Orbital Sciences Corp.* (Aerospace/Defense)	306	6,481
Orbitz Worldwide, Inc.* (Internet)	170	1,637
Orexigen Therapeutics, Inc.* (Pharmaceuticals)	544	3,340
Orient-Express Hotels, Ltd. - Class A* (Lodging)	476	6,178
Orion Marine Group, Inc.* (Engineering & Construction)	170	1,770
Oritani Financial Corp. (Savings & Loans)	238	3,917
Orthofix International N.V.* (Healthcare - Products)	102	2,128
OSI Systems, Inc.* (Electronics)	102	7,596
Otter Tail Corp. (Electric)	204	5,631
Outerwall, Inc.* (Diversified Financial Services)	136	6,799
Owens & Minor, Inc. (Distribution/Wholesale)	306	10,585
Pacer International, Inc.* (Transportation)	272	1,684
Pacific Boisciences of California, Inc.* (Biotechnology)	442	2,444
Pacific Sunwear of California, Inc.* (Retail)	408	1,224
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	136	6,540
PacWest Bancorp (Banks)	204	7,009
Paramount Gold & Silver Corp.* (Mining)	1,224	1,579
PAREXEL International Corp.* (Commercial Services)	272	13,663
Park Electrochemical Corp. (Electronics)	136	3,896
Park Sterling Corp. (Banks)	306	1,961
Parker Drilling Co.* (Oil & Gas)	680	3,876
Parkervision, Inc.* (Telecommunications)	544	1,822
Parkway Properties, Inc. (REIT)	238	4,229
PDC Energy, Inc.* (Oil & Gas)	136	8,096
PDF Solutions, Inc.* (Software)	136	2,890
PDL BioPharma, Inc. (Biotechnology)	714	5,691
Pebblebrook Hotel Trust (REIT)	306	8,785
Pendrell Corp.* (Commercial Services)	986	1,913
Penn Virginia Corp.* (Oil & Gas)	374	2,487

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
PennantPark Investment Corp. (Investment Companies)	374	$4,211
Pennsylvania REIT (REIT)	340	6,358
PennyMac Mortgage Investment Trust (REIT)	306	6,940
Penske Automotive Group, Inc. (Retail)	204	8,717
Peregrine Pharmaceuticals, Inc.* (Biotechnology)	1,156	1,630
Peregrine Semiconductor Corp.* (Semiconductors)	170	1,525
Perficient, Inc.* (Internet)	204	3,745
Performant FINL Corp.* (Commercial Services)	136	1,485
Pericom Semiconductor Corp.* (Semiconductors)	204	1,591
PetMed Express, Inc. (Retail)	136	2,215
PetroQuest Energy, Inc.* (Oil & Gas)	408	1,636
PGT, Inc.* (Building Materials)	238	2,358
PharMerica Corp.* (Pharmaceuticals)	170	2,256
PHH Corp.* (Commercial Services)	306	7,264
Photronics, Inc.* (Semiconductors)	374	2,928
PICO Holdings, Inc.* (Water)	136	2,946
Piedmont Natural Gas Co., Inc. (Gas)	374	12,297
Pier 1 Imports, Inc. (Retail)	476	9,292
Pike Electric Corp. (Electric)	170	1,924
Pilgrim’s Pride Corp.* (Food)	340	5,709
Pinnacle Entertainment, Inc.* (Entertainment)	306	7,665
Pinnacle Financial Partners, Inc.* (Banks)	170	5,068
Pioneer Energy Services Corp.* (Oil & Gas Services)	374	2,809
Planet Payment, Inc.* (Software)	408	1,036
Plantronics, Inc. (Telecommunications)	204	9,394
Platinum Underwriters Holdings, Ltd. (Insurance)	170	10,154
Plexus Corp.* (Electronics)	170	6,324
PLX Technology, Inc.* (Semiconductors)	340	2,047
PMC-Sierra, Inc.* (Semiconductors)	1,020	6,752
PMFG, Inc.* (Miscellaneous Manufacturing)	204	1,510
PNM Resources, Inc. (Electric)	408	9,233
PolyOne Corp. (Chemicals)	476	14,618
Polypore International, Inc.* (Miscellaneous Manufacturing)	238	9,751
Pool Corp. (Distribution/Wholesale)	238	13,359
Portland General Electric Co. (Electric)	374	10,558
Post Holdings, Inc.* (Food)	170	6,862
Potlatch Corp. (REIT)	204	8,095
Power Integrations, Inc. (Semiconductors)	136	7,364
PowerSecure International, Inc.* (Electrical Components & Equipment)	136	2,183
Pozen, Inc.* (Pharmaceuticals)	238	1,364
Premiere Global Services, Inc.* (Telecommunications)	272	2,709
Prestige Brands Holdings, Inc.* (Household Products/Wares)	272	8,193
PRGX Global, Inc.* (Commercial Services)	238	1,490
PriceSmart, Inc. (Retail)	102	9,714
Primerica, Inc. (Insurance)	272	10,972
Primoris Services Corp. (Holding Companies - Diversified)	204	5,196
PrivateBancorp, Inc. (Banks)	340	7,276
Procera Networks, Inc.* (Telecommunications)	136	2,107
Progenics Pharmaceuticals, Inc.* (Pharmaceuticals)	374	1,881
Progress Software Corp.* (Software)	272	7,039
Proofpoint, Inc.* (Software)	136	4,368
PROS Holdings, Inc.* (Software)	136	4,650
Prospect Capital Corp. (Investment Companies)	1,190	13,305
Prosperity Bancshares, Inc. (Banks)	306	18,924
Provident Financial Services, Inc. (Savings & Loans)	306	4,960
Provident New York Bancorp (Savings & Loans)	272	2,962
PTC, Inc.* (Software)	578	16,433
Puma Biotechnology, Inc.* (Biotechnology)	102	5,473
QLIK Technologies, Inc.* (Software)	408	13,970
QLogic Corp.* (Semiconductors)	476	5,207
Quad Graphics, Inc. (Commercial Services)	136	4,129
Quality Distribution, Inc.* (Transportation)	170	1,571
Quality Systems, Inc. (Software)	204	4,433
Quanex Building Products Corp. (Building Materials)	204	3,841
Quantum Corp.* (Computers)	1,428	1,971
Questcor Pharmaceuticals, Inc. (Pharmaceuticals)	238	13,804
Quicksilver Resources, Inc.* (Oil & Gas)	952	1,875
Quidel Corp.* (Healthcare - Products)	170	4,828
Quiksilver, Inc.* (Apparel)	714	5,019
QuinStreet, Inc.* (Internet)	204	1,928
Radian Group, Inc. (Insurance)	850	11,840
RadioShack Corp.* (Retail)	646	2,203
RadiSys Corp.* (Computers)	238	764
RAIT Financial Trust (REIT)	408	2,889
Rambus, Inc.* (Semiconductors)	578	5,433
Ramco-Gershenson Properties Trust (REIT)	306	4,715
Raptor Pharmaceutical Corp.* (Pharmaceuticals)	306	4,572
Raven Industries, Inc. (Miscellaneous Manufacturing)	204	6,673
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	102	6,721
RealD, Inc.* (Computers)	238	1,666
RealNetworks, Inc.* (Internet)	170	1,455
RealPage, Inc.* (Software)	238	5,512
Redwood Trust, Inc. (REIT)	408	8,034
Regis Corp. (Retail)	272	3,993
Renasant Corp. (Banks)	136	3,695
Renewable Energy Group, Inc.* (Energy - Alternate Sources)	136	2,060
Rent-A-Center, Inc. (Commercial Services)	272	10,363
Rentech, Inc. (Chemicals)	1,326	2,625
Repligen Corp.* (Biotechnology)	238	2,639
Repros Therapeutics, Inc.* (Pharmaceuticals)	136	3,645
Republic Airways Holdings, Inc.* (Airlines)	272	3,237
Resolute Energy Corp.* (Oil & Gas)	408	3,411
Resolute Forest Products, Inc.* (Forest Products & Paper)	374	4,944
Resource Capital Corp. (REIT)	680	4,039

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Resources Connection, Inc. (Commercial Services)	238	$3,230
Responsys, Inc.* (Internet)	204	3,366
Retail Opportunity Investments Corp. (REIT)	340	4,699
Revolution Lighting Technologies, Inc.* (Electrical Components & Equipment)	306	783
Rex Energy Corp.* (Oil & Gas)	238	5,307
Rexnord Corp.* (Metal Fabricate/Hardware)	170	3,536
RF Micro Devices, Inc.* (Telecommunications)	1,428	8,054
Rigel Pharmaceuticals, Inc.* (Pharmaceuticals)	578	2,069
Rite Aid Corp.* (Retail)	3,570	16,993
RLI Corp. (Insurance)	102	8,917
RLJ Lodging Trust (REIT)	612	14,375
Rockville Financial, Inc. (Savings & Loans)	170	2,210
Rockwell Medical, Inc.* (Healthcare - Products)	340	3,879
Rofin-Sinar Technologies, Inc.* (Electronics)	170	4,116
Rosetta Resources, Inc.* (Oil & Gas)	306	16,665
Roundy’s, Inc. (Retail)	204	1,754
Rouse Properties, Inc. (REIT)	136	2,799
RPX Corp.* (Commercial Services)	170	2,980
RTI Biologics, Inc.* (Biotechnology)	408	1,526
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	170	5,447
Ruby Tuesday, Inc.* (Retail)	340	2,550
Ruckus Wireless, Inc.* (Telecommunications)	238	4,006
Rudolph Technologies, Inc.* (Semiconductors)	204	2,326
Rush Enterprises, Inc. - Class A* (Retail)	170	4,507
Ruth’s Hospitality Group, Inc. (Retail)	204	2,419
Ryman Hospitality Properties, Inc. (REIT)	204	7,040
S&T Bancorp, Inc. (Banks)	170	4,117
Sabra Health Care REIT, Inc. (REIT)	204	4,694
Safeguard Scientifics, Inc.* (Internet)	136	2,134
Saia, Inc.* (Transportation)	136	4,240
Saks, Inc.* (Retail)	510	8,129
Sanchez Energy Corp.* (Oil & Gas)	170	4,490
Sanderson Farms, Inc. (Food)	102	6,654
Sandy Spring Bancorp, Inc. (Banks)	136	3,163
Sangamo Biosciences, Inc.* (Biotechnology)	340	3,563
Sanmina Corp.* (Electronics)	408	7,136
Santarus, Inc.* (Pharmaceuticals)	272	6,139
Sapient Corp.* (Internet)	544	8,471
Sarepta Therapeutics, Inc.* (Pharmaceuticals)	170	8,028
ScanSource, Inc.* (Distribution/Wholesale)	136	4,706
Schnitzer Steel Industries, Inc. - Class A (Iron/Steel)	136	3,745
Scholastic Corp. (Media)	136	3,896
Schulman (A.), Inc. (Chemicals)	170	5,008
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	170	10,290
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	374	1,896
Scientific Games Corp. - Class A* (Entertainment)	272	4,398
Sciquest, Inc.* (Software)	136	3,055
Scorpio Tankers, Inc. (Transportation)	816	7,964
SeaChange International, Inc.* (Software)	204	2,340
Seacoast Banking Corp. of Florida* (Banks)	612	1,328
SEACOR Holdings, Inc. (Oil & Gas Services)	102	9,225
Select Comfort Corp.* (Home Furnishings)	272	6,623
Select Medical Holdings Corp. (Healthcare - Services)	306	2,469
Selective Insurance Group, Inc. (Insurance)	272	6,664
SemGroup Corp. - Class A (Pipelines)	204	11,632
Semtech Corp.* (Semiconductors)	340	10,197
Sensient Technologies Corp. (Chemicals)	238	11,398
Sequenom, Inc.* (Biotechnology)	680	1,816
ServiceSource International, Inc.* (Commercial Services)	340	4,107
Shenandoah Telecommunications Co. (Telecommunications)	136	3,278
SHFl Entertainment, Inc.* (Entertainment)	306	7,038
Ship Finance International, Ltd. (Transportation)	272	4,153
ShoreTel, Inc.* (Telecommunications)	442	2,670
Shutterfly, Inc.* (Internet)	170	9,500
SIGA Technologies, Inc.* (Pharmaceuticals)	374	1,436
Sigma Designs, Inc.* (Semiconductors)	272	1,520
Silicon Graphics International Corp.* (Computers)	204	3,315
Silicon Image, Inc.* (Semiconductors)	476	2,542
Simpson Manufacturing Co., Inc. (Building Materials)	204	6,644
Sinclair Broadcast Group, Inc. - Class A (Media)	340	11,397
Skechers U.S.A., Inc. - Class A* (Apparel)	204	6,346
Skilled Healthcare Group, Inc. - Class A* (Healthcare - Services)	170	741
SkyWest, Inc. (Airlines)	272	3,949
Smith & Wesson Holding Corp.* (Miscellaneous Manufacturing)	340	3,736
Snyders-Lance, Inc. (Food)	238	6,866
Solar Capital, Ltd. (Investment Companies)	238	5,276
Solazyme, Inc.* (Energy - Alternate Sources)	272	2,929
Solta Medical, Inc.* (Healthcare - Products)	612	1,273
Sonic Automotive, Inc. - Class A (Retail)	204	4,855
Sonic Corp.* (Retail)	306	5,432
Sonus Networks, Inc.* (Telecommunications)	1,190	4,022
Sotheby’s - Class A (Commercial Services)	340	16,704
Sourcefire, Inc.* (Internet)	170	12,907
South Jersey Industries, Inc. (Gas)	170	9,959
Southwest Bancorp, Inc.* (Banks)	136	2,014
Southwest Gas Corp. (Gas)	238	11,900
Sovran Self Storage, Inc. (REIT)	170	12,865
Spansion, Inc. - Class A* (Computers)	272	2,744
Spartan Motors, Inc. (Auto Parts & Equipment)	272	1,651
Spartan Stores, Inc. (Food)	136	3,000
Spectranetics Corp.* (Healthcare - Products)	204	3,423

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Spectrum Brands Holdings, Inc. (Household Products/Wares)	102	$6,715
Spectrum Pharmaceuticals, Inc. (Biotechnology)	374	3,138
Speed Commerce, Inc.* (Distribution/Wholesale)	408	1,338
Spirit Airlines, Inc.* (Airlines)	306	10,487
SS&C Technologies Holdings, Inc.* (Software)	272	10,363
Staar Surgical Co.* (Healthcare - Products)	238	3,223
STAG Industrial, Inc. (REIT)	238	4,789
Stage Stores, Inc. (Retail)	170	3,264
Standard Motor Products, Inc. (Auto Parts & Equipment)	102	3,280
Standard Pacific Corp.* (Home Builders)	748	5,917
Star Scientific, Inc.* (Agriculture)	1,258	2,403
State Bank Finacial Corp. (Banks)	204	3,237
Steelcase, Inc. - Class A (Office Furnishings)	442	7,346
Stein Mart, Inc. (Retail)	170	2,332
StellarOne Corp. (Banks)	136	3,060
Stepan Co. (Chemicals)	102	5,888
STERIS Corp. (Healthcare - Products)	272	11,685
Sterling Bancorp (Banks)	204	2,801
Sterling Financial Corp. (Banks)	170	4,871
Steven Madden, Ltd.* (Apparel)	204	10,981
Stewart Enterprises, Inc. - Class A (Commercial Services)	374	4,914
Stewart Information Services Corp. (Insurance)	136	4,351
Stifel Financial Corp.* (Diversified Financial Services)	306	12,613
Stillwater Mining Co.* (Mining)	612	6,739
Stone Energy Corp.* (Oil & Gas)	272	8,821
Stoneridge, Inc.* (Electronics)	170	1,838
Strategic Hotels & Resorts, Inc.* (REIT)	918	7,968
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	102	6,388
Summit Hotel Properties, Inc. (REIT)	374	3,437
Sun Bancorp, Inc.* (Banks)	374	1,432
Sun Communities, Inc. (REIT)	170	7,245
Sun Hydraulics Corp. (Metal Fabricate/Hardware)	102	3,698
SunCoke Energy, Inc.* (Coal)	374	6,358
SunEdison, Inc.* (Semiconductors)	1,156	9,213
Sunesis Pharmaceuticals, Inc.* (Biotechnology)	272	1,349
SunPower Corp.* (Electrical Components & Equipment)	204	5,337
Sunstone Hotel Investors, Inc. (REIT)	816	10,395
Super Micro Computer, Inc.* (Computers)	204	2,762
Superior Industries International, Inc. (Auto Parts & Equipment)	136	2,425
SUPERVALU, Inc.* (Food)	1,020	8,395
Support.com, Inc.* (Internet)	374	2,038
Susquehanna Bancshares, Inc. (Banks)	918	11,522
Swift Energy Co.* (Oil & Gas)	238	2,718
Swift Transportation Co.* (Transportation)	408	8,238
Swisher Hygiene, Inc.* (Commercial Services)	1,258	763
SWS Group, Inc.* (Diversified Financial Services)	238	1,328
Sykes Enterprises, Inc.* (Computers)	204	3,653
Symetra Financial Corp. (Insurance)	408	7,271
Symmetricom, Inc.* (Telecommunications)	340	1,639
Symmetry Medical, Inc.* (Healthcare - Products)	238	1,942
Synaptics, Inc.* (Computers)	170	7,528
Synchronoss Technologies, Inc.* (Software)	170	6,470
Synergy Pharmaceuticals, Inc.* (Pharmaceuticals)	510	2,331
Synergy Resources Corp.* (Oil & Gas)	272	2,652
SYNNEX Corp.* (Software)	136	8,357
Synta Pharmaceuticals Corp.* (Pharmaceuticals)	306	1,931
Take-Two Interactive Software, Inc.* (Software)	408	7,409
TAL International Group, Inc. (Trucking & Leasing)	170	7,944
Tangoe, Inc.* (Software)	170	4,056
Targa Resources Corp. (Oil & Gas Services)	170	12,403
Targacept, Inc.* (Pharmaceuticals)	272	1,444
TASER International, Inc.* (Electronics)	306	4,562
TCP Capital Corp. (Investment Companies)	170	2,757
Team Health Holdings, Inc.* (Commercial Services)	340	12,900
Team, Inc.* (Commercial Services)	102	4,055
TearLab Corp.* (Healthcare - Products)	170	1,880
Tecumseh Products Co. - Class A* (Machinery - Diversified)	136	1,217
Teekay Tankers, Ltd. - Class A (Transportation)	510	1,336
TeleCommunication Systems, Inc. - Class A* (Internet)	476	1,171
Teledyne Technologies, Inc.* (Aerospace/Defense)	170	14,439
TeleTech Holdings, Inc.* (Commercial Services)	102	2,559
Tellabs, Inc. (Telecommunications)	1,938	4,399
Tenneco, Inc.* (Auto Parts & Equipment)	306	15,453
Terreno Realty Corp. (REIT)	136	2,415
Tesco Corp.* (Oil & Gas Services)	204	3,380
Tessera Technologies, Inc. (Semiconductors)	272	5,263
TETRA Technologies, Inc.* (Environmental Control)	340	8,803
TETRA Technologies, Inc.* (Oil & Gas Services)	408	5,112
Texas Capital Bancshares, Inc.* (Banks)	204	9,378
Texas Industries, Inc.* (Building Materials)	102	6,764
Texas Roadhouse, Inc. - Class A (Retail)	306	8,042
Textainer Group Holdings, Ltd. (Trucking & Leasing)	102	3,863
The Active Network, Inc.* (Internet)	340	4,865
The Andersons, Inc. (Agriculture)	102	7,130
The Brink’s Co. (Commercial Services)	238	6,735
The Buckle, Inc. (Retail)	136	7,351
The Cato Corp. - Class A (Retail)	136	3,805
The Cheesecake Factory, Inc. (Retail)	272	11,955
The Children’s Place Retail Stores, Inc.* (Retail)	102	5,902

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Corporate Executive Board Co. (Commercial Services)	170	$12,344
The Ensign Group, Inc. (Healthcare - Services)	102	4,193
The Finish Line, Inc. - Class A (Retail)	272	6,765
The First Marblehead Corp.* (Diversified Financial Services)	986	809
The Geo Group, Inc. (REIT)	340	11,305
The Greenbrier Cos., Inc.* (Trucking & Leasing)	136	3,363
The Hain Celestial Group, Inc.* (Food)	170	13,110
The Jones Group, Inc. (Apparel)	408	6,124
The KEYW Holding Corp.* (Computers)	204	2,744
The McClatchy Co. - Class A* (Media)	544	1,632
The Medicines Co.* (Biotechnology)	272	9,117
The Men’s Wearhouse, Inc. (Retail)	238	8,104
The Middleby Corp.* (Machinery - Diversified)	102	21,309
The New York Times Co. - Class A* (Media)	646	8,120
The Pantry, Inc.* (Retail)	170	1,884
The Pep Boys - Manny, Moe & Jack* (Retail)	306	3,816
The Ryland Group, Inc. (Home Builders)	238	9,648
The Ultimate Software Group, Inc.* (Software)	136	20,045
TherapeuticsMD, Inc.* (Pharmaceuticals)	544	1,594
Thermon Group Holdings, Inc.* (Oil & Gas Services)	170	3,929
THL Credit, Inc. (Investment Companies)	170	2,655
Thomas Properties Group, Inc. (Real Estate)	272	1,828
Thoratec Corp.* (Healthcare - Products)	272	10,143
Threshold Pharmaceuticals, Inc.* (Pharmaceuticals)	340	1,581
TICC Capital Corp. (Investment Companies)	306	2,984
Titan International, Inc. (Auto Parts & Equipment)	272	3,982
TiVo, Inc.* (Home Furnishings)	646	8,036
Tootsie Roll Industries, Inc. (Food)	102	3,144
Tornier N.V.* (Healthcare - Products)	170	3,286
Tower Group International, Ltd. (Insurance)	306	2,142
Towerstream Corp.* (Internet)	544	1,556
Town Sports International Holdings, Inc. (Leisure Time)	170	2,207
TowneBank (Banks)	170	2,451
Tredegar Corp. (Miscellaneous Manufacturing)	136	3,536
TreeHouse Foods, Inc.* (Food)	170	11,361
Triangle Capital Corp. (Investment Companies)	136	3,994
Triangle Petroleum Corp.* (Oil & Gas)	306	3,005
TriMas Corp.* (Miscellaneous Manufacturing)	204	7,609
Triple-S Management Corp.* (Healthcare - Services)	136	2,501
TriQuint Semiconductor, Inc.* (Semiconductors)	850	6,911
TrueBlue, Inc.* (Commercial Services)	204	4,898
Trulia, Inc.* (Internet)	136	6,396
TrustCo Bank Corp. (Banks)	544	3,242
Trustmark Corp. (Banks)	340	8,704
TTM Technologies, Inc.* (Electronics)	306	2,984
Tuesday Morning Corp.* (Retail)	272	4,153
Tumi Holdings, Inc.* (Household Products/Wares)	238	4,796
Tutor Perini Corp.* (Engineering & Construction)	204	4,349
Tyler Technologies, Inc.* (Software)	170	14,870
U.S. Silica Holdings, Inc. (Mining)	136	3,386
UIL Holdings Corp. (Electric)	238	8,849
Ultra Clean Holdings, Inc.* (Semiconductors)	204	1,410
Ultrapetrol Bahamas, Ltd.* (Transportation)	306	1,144
Ultratech Stepper, Inc.* (Semiconductors)	136	4,121
UMB Financial Corp. (Banks)	170	9,238
Umpqua Holdings Corp. (Banks)	544	8,824
Unilife Corp.* (Healthcare - Products)	612	2,032
Union First Market Bankshares (Banks)	136	3,178
Unisys Corp.* (Computers)	238	5,995
United Bankshares, Inc. (Banks)	238	6,897
United Community Banks, Inc.* (Banks)	238	3,570
United Community Financial Corp.* (Savings & Loans)	306	1,190
United Financial Bancorp, Inc. (Savings & Loans)	136	2,199
United Fire Group, Inc. (Insurance)	136	4,144
United Natural Foods, Inc.* (Food)	238	15,998
United Online, Inc. (Internet)	510	4,070
United Stationers, Inc. (Distribution/Wholesale)	204	8,874
Universal American Corp. (Healthcare - Services)	238	1,814
Universal Corp. (Agriculture)	102	5,195
Universal Display Corp.* (Electrical Components & Equipment)	204	6,534
Universal Forest Products, Inc. (Building Materials)	102	4,294
Universal Insurance Holdings, Inc. (Insurance)	238	1,678
Universal Technical Institute, Inc. (Commercial Services)	170	2,062
UNS Energy Corp. (Electric)	204	9,511
Unwired Planet, Inc.* (Internet)	748	1,294
Uranium Energy Corp.* (Mining)	748	1,683
Ur-Energy, Inc.* (Mining)	1,054	1,223
Urstadt Biddle Properties - Class A (REIT)	136	2,704
US Airways Group, Inc.* (Airlines)	782	14,827
USA Mobility, Inc. (Telecommunications)	136	1,926
USG Corp.* (Building Materials)	374	10,690
UTI Worldwide, Inc. (Transportation)	442	6,679
VAALCO Energy, Inc.* (Oil & Gas)	374	2,087
Vail Resorts, Inc. (Entertainment)	170	11,795
Valassis Communications, Inc. - Class A (Commercial Services)	204	5,892
ValueClick, Inc.* (Internet)	374	7,798
ValueVision Media, Inc. - Class A* (Advertising)	306	1,331
Vanda Pharmaceuticals, Inc.* (Pharmaceuticals)	204	2,238
Vanguard Health System, Inc.* (Healthcare - Services)	170	3,572
Vantage Drilling Co.* (Oil & Gas)	1,224	2,118

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
VASCO Data Security International, Inc.* (Internet)	204	$1,610
Vector Group, Ltd. (Agriculture)	306	4,931
Veeco Instruments, Inc.* (Semiconductors)	204	7,595
Vera Bradley, Inc.* (Retail)	136	2,796
Verint Systems, Inc.* (Software)	272	10,080
Viad Corp. (Commercial Services)	102	2,545
ViaSat, Inc.* (Telecommunications)	204	13,005
Vical, Inc.* (Biotechnology)	544	680
ViewPoint Financial Group, Inc. (Savings & Loans)	204	4,217
Virginia Commerce BanCorp, Inc.* (Banks)	170	2,640
VirnetX Holding Corp.* (Internet)	238	4,855
ViroPharma, Inc.* (Pharmaceuticals)	306	12,026
Virtusa Corp.* (Computers)	136	3,952
VistaPrint N.V.* (Commercial Services)	170	9,608
Vitacost.com, Inc.* (Internet)	170	1,445
Vitamin Shoppe, Inc.* (Retail)	170	7,438
VIVUS, Inc.* (Pharmaceuticals)	510	4,753
Vocera Communications, Inc.* (Computers)	136	2,530
Vocus, Inc.* (Internet)	136	1,266
Volcano Corp.* (Healthcare - Products)	272	6,506
Volterra Semiconductor Corp.* (Semiconductors)	170	3,910
Vonage Holdings Corp.* (Telecommunications)	918	2,883
VOXX International Corp.* (Home Furnishings)	136	1,863
Vringo, Inc.* (Telecommunications)	510	1,469
W&T Offshore, Inc. (Oil & Gas)	204	3,615
Wabash National Corp.* (Auto Manufacturers)	374	4,361
WageWorks, Inc.* (Diversified Financial Services)	136	6,860
Walter Energy, Inc. (Coal)	340	4,770
Walter Investment Management Corp.* (Diversified Financial Services)	204	8,066
Warren Resources, Inc.* (Oil & Gas)	578	1,694
Washington REIT (REIT)	340	8,592
Watsco, Inc. (Distribution/Wholesale)	136	12,821
Watts Water Technologies, Inc. - Class A (Electronics)	136	7,666
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	272	3,533
Web.com Group, Inc.* (Internet)	204	6,597
WebMD Health Corp.* (Internet)	170	4,862
Webster Financial Corp. (Banks)	442	11,285
WellCare Health Plans, Inc.* (Healthcare - Services)	204	14,227
Werner Enterprises, Inc. (Transportation)	238	5,553
WesBanco, Inc. (Banks)	136	4,043
Wesco Aircraft Holdings, Inc.* (Storage/Warehousing)	238	4,981
West Corp. (Telecommunications)	136	3,015
West Pharmaceutical Services, Inc. (Healthcare - Products)	340	13,990
Westamerica Bancorp (Banks)	136	6,765
Westell Technologies, Inc.* (Telecommunications)	442	1,481
Western Alliance Bancorp* (Banks)	374	7,081
Western Asset Mortgage Capital Corp. (REIT)	136	2,175
Western Refining, Inc. (Oil & Gas)	272	8,171
Westfield Financial, Inc. (Savings & Loans)	170	1,200
Wet Seal, Inc. (The)* (Retail)	544	2,138
WEX, Inc.* (Commercial Services)	170	14,917
WGL Holdings, Inc. (Gas)	238	10,165
Willbros Group, Inc.* (Oil & Gas Services)	272	2,497
Wilshire Bancorp, Inc. (Banks)	374	3,059
Winnebago Industries, Inc.* (Home Builders)	170	4,413
Winthrop Realty Trust (REIT)	170	1,896
Wintrust Financial Corp. (Banks)	170	6,982
WisdomTree Investments, Inc.* (Diversified Financial Services)	510	5,921
WMS Industries, Inc.* (Leisure Time)	272	7,058
Wolverine World Wide, Inc. (Apparel)	238	13,859
Woodward, Inc. (Electronics)	340	13,883
World Wrestling Entertainment, Inc. - Class A (Media)	204	2,075
Worthington Industries, Inc. (Metal Fabricate/Hardware)	272	9,365
Wright Medical Group, Inc.* (Healthcare - Products)	204	5,320
Xenoport, Inc.* (Pharmaceuticals)	340	1,931
XO Group, Inc.* (Internet)	170	2,196
Xoma Corp.* (Biotechnology)	476	2,132
Yelp, Inc.* (Internet)	170	11,251
Zagg, Inc.* (Electronics)	272	1,224
Zale Corp.* (Retail)	204	3,101
Zaza Energy Corp.* (Oil & Gas)	646	743
Zep, Inc. (Chemicals)	136	2,211
Zillow, Inc. - Class A* (Internet)	102	8,606
ZIOPHARM Oncology, Inc.* (Biotechnology)	578	2,283
Zix Corp.* (Internet)	442	2,161
Zogenix, Inc.* (Pharmaceuticals)	680	1,265
Zoltek Cos., Inc.* (Chemicals)	170	2,837
Zumiez, Inc.* (Retail)	136	3,745
TOTAL COMMON STOCKS (Cost $5,572,120)		7,045,338

Warrant (NM)

Magnum Hunter Resources Corp.; expiring 4/15/16 at $8.50* (Oil & Gas)	95	—
TOTAL WARRANT (Cost $—)		—

	Principal Amount	Value
Repurchase Agreements(a)(b) (63.6%)
Repurchase Agreements with various counterparties, rates 0.01%-0.04%, dated 9/30/13, due 10/1/13, total to be received $12,459,007	$12,459,000	$12,459,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,459,000)		12,459,000
TOTAL INVESTMENT SECURITIES (Cost $18,031,120) - 99.6%		19,504,338
Net other assets (liabilities) - 0.4%		83,169

NET ASSETS - 100.0%		$19,587,507

See accompanying notes to schedules of portfolio investments.

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2013, the aggregate amount held in a segregated account was $1,217,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini Russell 2000 Index Futures Contracts expiring 12/23/13 (Underlying notional amount at value $3,537,930)	33	$66,275

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$2,711,338	$(1,024)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	6,391,804	(2,227)
		$(3,251)

ProFund VP Small-Cap invested in the following industries as of September 30, 2013:

	Value	% of Net Assets
Advertising	$10,706	0.1%
Aerospace/Defense	100,445	0.5%
Agriculture	21,341	0.1%
Airlines	42,728	0.2%
Apparel	61,328	0.3%
Auto Manufacturers	4,361	NM
Auto Parts & Equipment	83,315	0.4%
Banks	426,407	2.2%
Biotechnology	203,550	1.0%
Building Materials	79,302	0.4%
Chemicals	144,683	0.7%
Coal	27,487	0.1%
Commercial Services	450,419	2.4%
Computers	126,767	0.6%
Cosmetics/Personal Care	5,021	NM
Distribution/Wholesale	61,319	0.3%
Diversified Financial Services	148,778	0.8%
Electric	142,270	0.7%
Electrical Components & Equipment	102,957	0.5%
Electronics	149,389	0.8%
Energy - Alternate Sources	18,124	0.1%
Engineering & Construction	50,556	0.3%
Entertainment	54,203	0.3%
Environmental Control	39,662	0.2%
Food	132,054	0.7%
Forest Products & Paper	45,668	0.2%
Gas	66,666	0.3%
Hand/Machine Tools	9,377	NM
Healthcare - Products	262,523	1.3%
Healthcare - Services	122,997	0.6%
Holding Companies - Diversified	14,860	0.1%
Home Builders	49,207	0.3%
Home Furnishings	28,752	0.1%
Household Products/Wares	33,145	0.2%
Housewares	3,234	NM
Insurance	173,660	0.9%
Internet	230,332	1.2%
Investment Companies	77,059	0.4%
Iron/Steel	16,603	0.1%
Leisure Time	48,671	0.2%
Lodging	18,074	0.1%
Machinery - Construction & Mining	3,668	NM
Machinery - Diversified	84,953	0.4%
Media	75,177	0.4%
Metal Fabricate/Hardware	51,588	0.3%
Mining	63,394	0.3%
Miscellaneous Manufacturing	120,354	0.6%
Office Furnishings	35,565	0.2%
Oil & Gas	223,966	1.1%
Oil & Gas Services	119,561	0.6%
Packaging & Containers	14,454	0.1%
Pharmaceuticals	228,937	1.2%
Pipelines	16,604	0.1%
Private Equity	11,487	0.1%
Real Estate	22,875	0.1%
REIT	535,106	2.8%
Retail	433,939	2.3%
Savings & Loans	84,180	0.4%
Semiconductors	259,588	1.3%
Software	366,968	1.9%
Storage/Warehousing	11,930	0.1%
Telecommunications	233,446	1.2%
Textiles	6,160	NM
Toys/Games/Hobbies	3,813	NM
Transportation	121,051	0.6%
Trucking & Leasing	15,170	0.1%
Water	13,404	0.1%
Other**	12,542,169	64.0%
Total	$19,587,507	100.0%

See accompanying notes to schedules of portfolio investments.

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

September 30, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Dow 30 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (623.4%)
Repurchase Agreements with various counterparties, rates 0.01%-0.04%, dated 9/30/13, due 10/1/13, total to be received $1,850,001	$1,850,000	$1,850,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,850,000)		1,850,000
TOTAL INVESTMENT SECURITIES (Cost $1,850,000) - 623.4%		1,850,000
Net other assets (liabilities)(c) - (523.4)%		(1,553,263)

NET ASSETS - 100.0%		$296,737

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2013, the aggregate amount held in a segregated account was $370,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	Amount includes $1,534,299 of net capital shares redeemed.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$17,052	$(146)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	278,342	(15,600)
		$(15,746)

See accompanying notes to schedules of portfolio investments.

September 30, 2013  ::  Schedule of Portfolio Investments :: ProFund VP NASDAQ-100 ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (38.2%)
Activision Blizzard, Inc. (Software)	6,960	$116,023
Adobe Systems, Inc.* (Software)	3,120	162,053
Akamai Technologies, Inc.* (Software)	1,110	57,387
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,230	142,877
Altera Corp. (Semiconductors)	1,980	73,577
Amazon.com, Inc.* (Internet)	2,850	891,024
Amgen, Inc. (Biotechnology)	4,680	523,879
Analog Devices, Inc. (Semiconductors)	1,920	90,336
Apple Computer, Inc. (Computers)	5,640	2,688,871
Applied Materials, Inc. (Semiconductors)	7,470	131,024
Autodesk, Inc.* (Software)	1,380	56,815
Automatic Data Processing, Inc. (Commercial Services)	3,000	217,140
Avago Technologies, Ltd. (Semiconductors)	1,530	65,974
Baidu, Inc.*ADR (Internet)	1,710	265,358
Bed Bath & Beyond, Inc.* (Retail)	1,350	104,436
Biogen Idec, Inc.* (Biotechnology)	1,470	353,917
Broadcom Corp. - Class A (Semiconductors)	3,300	85,833
C.H. Robinson Worldwide, Inc. (Transportation)	990	58,965
CA, Inc. (Software)	2,820	83,669
Catamaran Corp.* (Pharmaceuticals)	1,290	59,276
Celgene Corp.* (Biotechnology)	2,550	392,522
Cerner Corp.* (Software)	2,130	111,932
Charter Communications, Inc. - Class A* (Media)	630	84,899
Check Point Software Technologies, Ltd.* (Software)	1,230	69,569
Cisco Systems, Inc. (Telecommunications)	33,210	777,778
Citrix Systems, Inc.* (Software)	1,170	82,614
Cognizant Technology Solutions Corp.* (Computers)	1,860	152,743
Comcast Corp. - Class A (Media)	13,260	598,689
Costco Wholesale Corp. (Retail)	2,700	310,824
Dell, Inc. (Computers)	10,920	150,368
DENTSPLY International, Inc. (Healthcare - Products)	870	37,767
DIRECTV - Class A* (Media)	3,420	204,345
Discovery Communications, Inc. - Class A* (Media)	930	78,511
Dollar Tree, Inc.* (Retail)	1,380	78,881
eBay, Inc.* (Internet)	8,040	448,552
Equinix, Inc.* (Internet)	300	55,095
Expedia, Inc. (Internet)	780	40,396
Expeditors International of Washington, Inc. (Transportation)	1,290	56,837
Express Scripts Holding Co.* (Pharmaceuticals)	5,070	313,224
F5 Networks, Inc.* (Internet)	480	41,165
Facebook, Inc. - Class A* (Internet)	11,310	568,214
Fastenal Co. (Distribution/Wholesale)	1,860	93,465
Fiserv, Inc.* (Software)	810	81,851
Fossil Group, Inc.* (Distribution/Wholesale)	360	41,846
Garmin, Ltd. (Electronics)	1,200	54,228
Gilead Sciences, Inc.* (Biotechnology)	9,510	597,607
Google, Inc. - Class A* (Internet)	1,710	1,497,805
Green Mountain Coffee Roasters, Inc.* (Beverages)	930	70,056
Henry Schein, Inc.* (Healthcare - Products)	540	55,998
Intel Corp. (Semiconductors)	30,960	709,603
Intuit, Inc. (Software)	1,860	123,337
Intuitive Surgical, Inc.* (Healthcare - Products)	240	90,305
KLA-Tencor Corp. (Semiconductors)	1,020	62,067
Kraft Foods Group, Inc. (Food)	3,690	193,504
Liberty Global PLC - Class A* (Media)	1,380	109,503
Liberty Media Corp.* (Media)	690	101,534
Liberty Media Holding Corp.-Interactive Series A* (Internet)	3,060	71,818
Linear Technology Corp. (Semiconductors)	1,440	57,110
Mattel, Inc. (Toys/Games/Hobbies)	2,130	89,162
Maxim Integrated Products, Inc. (Semiconductors)	1,770	52,746
Microchip Technology, Inc. (Semiconductors)	1,230	49,557
Micron Technology, Inc.* (Semiconductors)	6,450	112,682
Microsoft Corp. (Software)	51,780	1,724,791
Mondelez International, Inc. - Class A (Food)	11,070	347,819
Monster Beverage Corp.* (Beverages)	1,050	54,863
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,370	90,463
NetApp, Inc. (Computers)	2,100	89,502
Netflix, Inc.* (Internet)	360	111,316
Nuance Communications, Inc.* (Software)	1,920	35,894
NVIDIA Corp. (Semiconductors)	3,600	56,016
O’Reilly Automotive, Inc.* (Retail)	660	84,209
PACCAR, Inc. (Auto Manufacturers)	2,190	121,895
Paychex, Inc. (Commercial Services)	2,280	92,659
Priceline.com, Inc.* (Internet)	330	333,614
Qualcomm, Inc. (Semiconductors)	10,650	717,383
Randgold Resources, Ltd.ADR (Mining)	300	21,459
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	600	187,722
Ross Stores, Inc. (Retail)	1,350	98,280
SanDisk Corp. (Computers)	1,500	89,265
SBA Communications Corp. - Class A* (Telecommunications)	780	62,759
Seagate Technology PLC (Computers)	2,220	97,103
Sears Holdings Corp. (Retail)	660	39,362
Sigma-Aldrich Corp. (Chemicals)	750	63,975
Sirius XM Radio, Inc. (Media)	38,610	149,421
Staples, Inc. (Retail)	4,110	60,212
Starbucks Corp. (Retail)	4,680	360,220
Stericycle, Inc.* (Environmental Control)	540	62,316
Symantec Corp. (Internet)	4,350	107,663
Tesla Motors, Inc.* (Auto Manufacturers)	750	145,065
Texas Instruments, Inc. (Semiconductors)	6,840	275,447
Twenty-First Century Fox, Inc. - Class A (Media)	9,450	316,574

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Verisk Analytics, Inc. - Class A* (Commercial Services)	1,050	$68,208
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,440	109,181
Viacom, Inc. - Class B (Media)	2,640	220,651
Vodafone Group PLCADR (Telecommunications)	6,270	220,578
Western Digital Corp. (Computers)	1,470	93,198
Whole Foods Market, Inc. (Food)	2,310	135,135
Wynn Resorts, Ltd. (Lodging)	630	99,546
Xilinx, Inc. (Semiconductors)	1,650	77,319
Yahoo!, Inc.* (Internet)	6,330	209,903
TOTAL COMMON STOCKS (Cost $8,265,092)		22,430,129

	Principal Amount	Value
Repurchase Agreements(a)(b) (53.7%)
Repurchase Agreements with various counterparties, rates 0.01%-0.04%, dated 9/30/13, due 10/1/13, total to be received $31,486,017	$31,486,000	$31,486,000
TOTAL REPURCHASE AGREEMENTS (Cost $31,486,000)		31,486,000
TOTAL INVESTMENT SECURITIES (Cost $39,751,092) - 91.9%		53,916,129
Net other assets (liabilities) - 8.1%		4,736,038

NET ASSETS - 100.0%		$58,652,167

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2013, the aggregate amount held in a segregated account was $2,899,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini NASDAQ-100 Futures Contracts expiring 12/23/13 (Underlying notional amount at value $8,740,040)	136	$103,063

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$13,533,180	$(35,696)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	13,766,074	(50,735)
		$(86,431)

ProFund VP NASDAQ-100 invested in the following industries as of September 30, 2013:

	Value	% of Net Assets
Auto Manufacturers	$266,960	0.5%
Beverages	124,919	0.2%
Biotechnology	2,307,706	3.9%
Chemicals	63,975	0.1%
Commercial Services	378,007	0.6%
Computers	3,361,049	5.7%
Distribution/Wholesale	135,311	0.2%
Electronics	54,228	0.1%
Environmental Control	62,316	0.1%
Food	676,458	1.2%
Healthcare - Products	184,070	0.3%
Internet	4,641,923	7.9%
Lodging	99,546	0.2%
Media	1,864,127	3.2%
Mining	21,459	NM
Pharmaceuticals	462,963	0.8%
Retail	1,136,424	1.9%
Semiconductors	2,616,674	4.5%
Software	2,705,934	4.6%
Telecommunications	1,061,116	1.8%
Toys/Games/Hobbies	89,162	0.2%
Transportation	115,802	0.2%
Other**	36,222,038	61.8%
Total	$58,652,167	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

September 30, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Large-Cap Value ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.5%)
3M Co. (Miscellaneous Manufacturing)	981	$117,141
Abbott Laboratories (Pharmaceuticals)	1,962	65,119
Abercrombie & Fitch Co. - Class A (Retail)	218	7,711
Accenture PLC - Class A (Computers)	763	56,187
ACE, Ltd. (Insurance)	1,090	101,980
Aetna, Inc. (Healthcare - Services)	1,199	76,760
AFLAC, Inc. (Insurance)	1,526	94,597
AGL Resources, Inc. (Gas)	436	20,069
Air Products & Chemicals, Inc. (Chemicals)	654	69,697
Airgas, Inc. (Chemicals)	109	11,559
Alcoa, Inc. (Mining)	3,597	29,208
Allegheny Technologies, Inc. (Iron/Steel)	327	9,980
Allergan, Inc. (Pharmaceuticals)	327	29,577
Allstate Corp. (Insurance)	1,526	77,139
Altera Corp. (Semiconductors)	436	16,202
Altria Group, Inc. (Agriculture)	2,834	97,348
Ameren Corp. (Electric)	763	26,583
American Electric Power, Inc. (Electric)	1,635	70,877
American International Group, Inc. (Insurance)	4,905	238,530
AmerisourceBergen Corp. (Pharmaceuticals)	763	46,619
Anadarko Petroleum Corp. (Oil & Gas)	872	81,087
Analog Devices, Inc. (Semiconductors)	327	15,385
Aon PLC (Insurance)	436	32,456
Apache Corp. (Oil & Gas)	1,308	111,363
Apartment Investment and Management Co. - Class A (REIT)	218	6,091
Archer-Daniels-Midland Co. (Agriculture)	2,180	80,311
Assurant, Inc. (Insurance)	218	11,794
AT&T, Inc. (Telecommunications)	17,658	597,194
Autodesk, Inc.* (Software)	218	8,975
Automatic Data Processing, Inc. (Commercial Services)	654	47,337
AutoNation, Inc.* (Retail)	109	5,687
AvalonBay Communities, Inc. (REIT)	218	27,706
Avery Dennison Corp. (Household Products/Wares)	327	14,231
Avon Products, Inc. (Cosmetics/Personal Care)	1,417	29,190
Baker Hughes, Inc. (Oil & Gas Services)	1,526	74,927
Bank of New York Mellon Corp. (Banks)	1,853	55,942
Bard (C.R.), Inc. (Healthcare - Products)	109	12,557
BB&T Corp. (Banks)	2,398	80,933
Beam, Inc. (Beverages)	545	35,234
Becton, Dickinson & Co. (Healthcare - Products)	327	32,707
Bed Bath & Beyond, Inc.* (Retail)	327	25,297
Bemis Co., Inc. (Packaging & Containers)	218	8,504
Berkshire Hathaway, Inc. - Class B* (Insurance)	5,995	680,491
Best Buy Co., Inc. (Retail)	872	32,700
BlackRock, Inc. (Diversified Financial Services)	218	58,995
Boston Properties, Inc. (REIT)	218	23,304
Boston Scientific Corp.* (Healthcare - Products)	2,507	29,432
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,398	110,979
C.H. Robinson Worldwide, Inc. (Transportation)	218	12,984
CA, Inc. (Software)	1,090	32,340
Cablevision Systems Corp. NY - Class A (Media)	763	12,849
Cabot Oil & Gas Corp. (Oil & Gas)	545	20,339
Cameron International Corp.* (Oil & Gas Services)	436	25,449
Campbell Soup Co. (Food)	327	13,312
Capital One Financial Corp. (Banks)	1,962	134,868
Cardinal Health, Inc. (Pharmaceuticals)	1,090	56,844
CareFusion Corp.* (Healthcare - Products)	763	28,155
CarMax, Inc.* (Retail)	327	15,850
Carnival Corp. - Class A (Leisure Time)	1,417	46,251
Caterpillar, Inc. (Machinery - Construction & Mining)	2,071	172,659
CBRE Group, Inc. - Class A* (Real Estate)	327	7,564
CenterPoint Energy, Inc. (Gas)	1,417	33,966
CenturyLink, Inc. (Telecommunications)	1,962	61,568
Chesapeake Energy Corp. (Oil & Gas)	1,635	42,314
Chevron Corp. (Oil & Gas)	6,431	781,367
CIGNA Corp. (Healthcare - Services)	981	75,400
Cincinnati Financial Corp. (Insurance)	545	25,702
Cisco Systems, Inc. (Telecommunications)	9,483	222,092
Citigroup, Inc. (Banks)	10,137	491,746
Citrix Systems, Inc.* (Software)	218	15,393
Cliffs Natural Resources, Inc. (Iron/Steel)	545	11,173
Clorox Co. (Household Products/Wares)	218	17,815
CME Group, Inc. (Diversified Financial Services)	1,090	80,529
CMS Energy Corp. (Electric)	872	22,951
Coca-Cola Enterprises, Inc. (Beverages)	327	13,149
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,090	64,637
Comerica, Inc. (Banks)	327	12,854
Computer Sciences Corp. (Computers)	218	11,279
ConAgra Foods, Inc. (Food)	1,417	42,992
ConocoPhillips (Oil & Gas)	4,033	280,334
CONSOL Energy, Inc. (Coal)	763	25,675
Consolidated Edison, Inc. (Electric)	981	54,092
Corning, Inc. (Telecommunications)	4,905	71,564
Costco Wholesale Corp. (Retail)	872	100,385
Covidien PLC (Healthcare - Products)	545	33,212
CSX Corp. (Transportation)	3,379	86,975
CVS Caremark Corp. (Retail)	4,142	235,059
Danaher Corp. (Miscellaneous Manufacturing)	763	52,891
Darden Restaurants, Inc. (Retail)	436	20,182
Deere & Co. (Machinery - Diversified)	436	35,487
Dell, Inc. (Computers)	4,905	67,542
Delta Air Lines, Inc. (Airlines)	1,853	43,712

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
DENTSPLY International, Inc. (Healthcare - Products)	218		$9,463
Devon Energy Corp. (Oil & Gas)	1,308		75,550
Diamond Offshore Drilling, Inc. (Oil & Gas)	218		13,586
Dollar General Corp.* (Retail)	327		18,462
Dominion Resources, Inc. (Electric)	1,962		122,585
Dover Corp. (Miscellaneous Manufacturing)	218		19,583
DTE Energy Co. (Electric)	545		35,959
Duke Energy Corp. (Electric)	2,398		160,138
Dun & Bradstreet Corp. (Software)	109		11,320
E*TRADE Financial Corp.* (Diversified Financial Services)	981		16,187
E.I. du Pont de Nemours & Co. (Chemicals)	1,526		89,363
Eaton Corp. (Miscellaneous Manufacturing)	763		52,525
Edison International (Electric)	1,090		50,205
Electronic Arts, Inc.* (Software)	981		25,065
Emerson Electric Co. (Electrical Components & Equipment)	1,308		84,628
Ensco PLC - Class AADR (Oil & Gas)	763		41,011
Entergy Corp. (Electric)	545		34,439
EQT Corp. (Oil & Gas)	218		19,341
Equity Residential (REIT)	545		29,196
Exelon Corp. (Electric)	2,834		84,000
Expedia, Inc. (Internet)	109		5,645
Expeditors International of Washington, Inc. (Transportation)	327		14,408
Express Scripts Holding Co.* (Pharmaceuticals)	1,199		74,074
Exxon Mobil Corp. (Oil & Gas)	6,758		581,458
FedEx Corp. (Transportation)	981		111,941
Fidelity National Information Services, Inc. (Software)	327		15,186
Fifth Third Bancorp (Banks)	2,943		53,092
First Horizon National Corp. (Banks)	—	(a)	5
First Solar, Inc.* (Semiconductors)	218		8,766
FirstEnergy Corp. (Electric)	1,417		51,650
FLIR Systems, Inc. (Electronics)	436		13,690
Flowserve Corp. (Machinery - Diversified)	218		13,601
Fluor Corp. (Engineering & Construction)	545		38,674
FMC Technologies, Inc.* (Oil & Gas Services)	436		24,163
Ford Motor Co. (Auto Manufacturers)	13,080		220,660
Forest Laboratories, Inc.* (Pharmaceuticals)	763		32,649
Freeport-McMoRan Copper & Gold, Inc. (Mining)	3,488		115,382
Frontier Communications Corp. (Telecommunications)	3,379		14,090
GameStop Corp. - Class A (Retail)	436		21,647
Gannett Co., Inc. (Media)	436		11,680
Garmin, Ltd. (Electronics)	436		19,703
General Dynamics Corp. (Aerospace/Defense)	1,090		95,397
General Electric Co. (Miscellaneous Manufacturing)	33,899		809,848
General Mills, Inc. (Food)	1,199		57,456
General Motors Co.* (Auto Manufacturers)	2,398		86,256
Genuine Parts Co. (Distribution/Wholesale)	545		44,085
Genworth Financial, Inc. - Class A* (Insurance)	1,635		20,912
H & R Block, Inc. (Commercial Services)	545		14,530
Halliburton Co. (Oil & Gas Services)	1,635		78,725
Harley-Davidson, Inc. (Leisure Time)	327		21,006
Harman International Industries, Inc. (Home Furnishings)	218		14,438
Harris Corp. (Telecommunications)	109		6,464
Hartford Financial Services Group, Inc. (Insurance)	1,526		47,489
Hasbro, Inc. (Toys/Games/Hobbies)	436		20,553
HCP, Inc. (REIT)	654		26,781
Helmerich & Payne, Inc. (Oil & Gas)	327		22,547
Hess Corp. (Oil & Gas)	981		75,871
Hewlett-Packard Co. (Computers)	6,431		134,923
Honeywell International, Inc. (Electronics)	1,308		108,617
Hormel Foods Corp. (Food)	436		18,364
Hospira, Inc.* (Healthcare - Products)	545		21,375
Host Hotels & Resorts, Inc. (REIT)	2,507		44,298
Hudson City Bancorp, Inc. (Savings & Loans)	1,635		14,797
Humana, Inc. (Healthcare - Services)	545		50,865
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	327		21,235
Integrys Energy Group, Inc. (Electric)	218		12,184
IntercontinentalExchange, Inc.* (Diversified Financial Services)	109		19,775
International Business Machines Corp. (Computers)	1,635		302,770
International Flavors & Fragrances, Inc. (Chemicals)	109		8,971
International Game Technology (Entertainment)	872		16,507
International Paper Co. (Forest Products & Paper)	1,526		68,365
Invesco, Ltd. (Diversified Financial Services)	545		17,386
Iron Mountain, Inc. (Commercial Services)	327		8,836
J.C. Penney Co., Inc.* (Retail)	1,199		10,575
J.P. Morgan Chase & Co. (Banks)	12,535		647,934
Jabil Circuit, Inc. (Electronics)	654		14,179
Jacobs Engineering Group, Inc.* (Engineering & Construction)	436		25,366
Johnson & Johnson (Pharmaceuticals)	4,469		387,419
Johnson Controls, Inc. (Auto Parts & Equipment)	2,289		94,994
Joy Global, Inc. (Machinery - Construction & Mining)	327		16,690
Juniper Networks, Inc.* (Telecommunications)	1,635		32,471
Kansas City Southern Industries, Inc. (Transportation)	109		11,920
Kellogg Co. (Food)	436		25,606
KeyCorp (Banks)	1,526		17,396
Kimberly-Clark Corp. (Household Products/Wares)	545		51,350
Kimco Realty Corp. (REIT)	654		13,198
Kinder Morgan, Inc. (Pipelines)	2,289		81,420
Kohls Corp. (Retail)	654		33,845
Kraft Foods Group, Inc. (Food)	1,962		102,887
Kroger Co. (Food)	1,744		70,353
L-3 Communications Holdings, Inc. (Aerospace/Defense)	327		30,902
Laboratory Corp. of America Holdings* (Healthcare - Services)	327		32,419
Lam Research Corp.* (Semiconductors)	218		11,159

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Legg Mason, Inc. (Diversified Financial Services)	327	$10,935
Leucadia National Corp. (Holding Companies - Diversified)	1,090	29,692
Lincoln National Corp. (Insurance)	872	36,615
Linear Technology Corp. (Semiconductors)	218	8,646
Lockheed Martin Corp. (Aerospace/Defense)	545	69,515
Loews Corp. (Insurance)	981	45,852
LyondellBasell Industries N.V. - Class A (Chemicals)	1,526	111,749
M&T Bank Corp. (Banks)	109	12,199
Macy’s, Inc. (Retail)	1,308	56,597
Marathon Oil Corp. (Oil & Gas)	2,398	83,642
Marathon Petroleum Corp. (Oil & Gas)	545	35,054
Marriott International, Inc. - Class A (Lodging)	327	13,767
Marsh & McLennan Cos., Inc. (Insurance)	872	37,976
McDonald’s Corp. (Retail)	1,635	157,302
McGraw-Hill Cos., Inc. (Media)	327	21,448
McKesson Corp. (Pharmaceuticals)	763	97,893
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	327	24,283
MeadWestvaco Corp. (Forest Products & Paper)	545	20,917
Medtronic, Inc. (Healthcare - Products)	1,744	92,867
MetLife, Inc. (Insurance)	3,706	173,997
Microchip Technology, Inc. (Semiconductors)	218	8,783
Micron Technology, Inc.* (Semiconductors)	1,962	34,276
Microsoft Corp. (Software)	11,336	377,602
Molex, Inc. (Electrical Components & Equipment)	218	8,397
Molson Coors Brewing Co. - Class B (Beverages)	545	27,321
Mondelez International, Inc. - Class A (Food)	5,886	184,939
Morgan Stanley Dean Witter & Co. (Banks)	4,687	126,315
Motorola Solutions, Inc. (Telecommunications)	763	45,307
Murphy Oil Corp. (Oil & Gas)	545	32,874
Nabors Industries, Ltd. (Oil & Gas)	872	14,004
NASDAQ Stock Market, Inc. (Diversified Financial Services)	436	13,991
National Oilwell Varco, Inc. (Oil & Gas Services)	1,417	110,682
Neilsen Holdings N.V. (Media)	436	15,893
NetApp, Inc. (Computers)	436	18,582
Newfield Exploration Co.* (Oil & Gas)	436	11,933
Newmont Mining Corp. (Mining)	1,635	45,944
News Corp. - Class A* (Media)	872	14,004
NextEra Energy, Inc. (Electric)	1,417	113,587
NIKE, Inc. - Class B (Apparel)	1,090	79,178
NiSource, Inc. (Gas)	1,090	33,670
Noble Corp. (Oil & Gas)	872	32,935
Norfolk Southern Corp. (Transportation)	1,090	84,312
Northeast Utilities System (Electric)	1,090	44,963
Northern Trust Corp. (Banks)	763	41,500
Northrop Grumman Corp. (Aerospace/Defense)	763	72,683
NRG Energy, Inc. (Electric)	1,090	29,790
Nucor Corp. (Iron/Steel)	545	26,716
NVIDIA Corp. (Semiconductors)	1,962	30,529
NYSE Euronext (Diversified Financial Services)	763	32,031
Occidental Petroleum Corp. (Oil & Gas)	2,725	254,897
Omnicom Group, Inc. (Advertising)	436	27,660
ONEOK, Inc. (Pipelines)	654	34,871
Owens-Illinois, Inc.* (Packaging & Containers)	545	16,361
Pall Corp. (Miscellaneous Manufacturing)	218	16,795
Parker Hannifin Corp. (Miscellaneous Manufacturing)	545	59,252
Patterson Cos., Inc. (Healthcare - Products)	327	13,145
Paychex, Inc. (Commercial Services)	436	17,719
Peabody Energy Corp. (Coal)	872	15,042
Pentair, Ltd. (Miscellaneous Manufacturing)	327	21,235
People’s United Financial, Inc. (Savings & Loans)	1,090	15,674
Pepco Holdings, Inc. (Electric)	872	16,097
Pfizer, Inc. (Pharmaceuticals)	9,047	259,739
PG&E Corp. (Electric)	1,526	62,444
Phillips 66 (Oil & Gas)	2,071	119,746
Pinnacle West Capital Corp. (Electric)	327	17,900
Pitney Bowes, Inc. (Office/Business Equipment)	654	11,896
Plum Creek Timber Co., Inc. (REIT)	218	10,209
PNC Financial Services Group (Banks)	1,744	126,353
PPL Corp. (Electric)	2,071	62,917
Praxair, Inc. (Chemicals)	436	52,412
Precision Castparts Corp. (Metal Fabricate/Hardware)	218	49,538
Principal Financial Group, Inc. (Insurance)	872	37,339
Procter & Gamble Co. (Cosmetics/Personal Care)	4,687	354,291
Progressive Corp. (Insurance)	1,853	50,457
Prologis, Inc. (REIT)	1,635	61,508
Prudential Financial, Inc. (Insurance)	872	67,999
Public Service Enterprise Group, Inc. (Electric)	1,635	53,841
Public Storage, Inc. (REIT)	218	35,000
QEP Resources, Inc. (Oil & Gas)	545	15,091
Quest Diagnostics, Inc. (Healthcare - Services)	545	33,676
Range Resources Corp. (Oil & Gas)	218	16,544
Raytheon Co. (Aerospace/Defense)	1,090	84,006
Regions Financial Corp. (Banks)	2,398	22,205
Republic Services, Inc. (Environmental Control)	872	29,090
Reynolds American, Inc. (Agriculture)	545	26,585
Robert Half International, Inc. (Commercial Services)	218	8,509
Rockwell Automation, Inc. (Machinery - Diversified)	109	11,656
Rockwell Collins, Inc. (Aerospace/Defense)	218	14,793
Rowan Cos. PLC - Class A* (Oil & Gas)	436	16,010
Ryder System, Inc. (Transportation)	218	13,015
Safeway, Inc. (Food)	763	24,408
SanDisk Corp. (Computers)	763	45,406
SCANA Corp. (Electric)	436	20,073
Schlumberger, Ltd. (Oil & Gas Services)	1,744	154,100
Sealed Air Corp. (Packaging & Containers)	327	8,891
Sempra Energy (Gas)	327	27,991

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Sigma-Aldrich Corp. (Chemicals)	218	$18,595
Simon Property Group, Inc. (REIT)	436	64,627
Southern Co. (Electric)	2,943	121,193
Southwestern Energy Co.* (Oil & Gas)	545	19,827
Spectra Energy Corp. (Pipelines)	2,180	74,621
St. Jude Medical, Inc. (Healthcare - Products)	981	52,621
Stanley Black & Decker, Inc. (Hand/Machine Tools)	545	49,361
Staples, Inc. (Retail)	2,180	31,937
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	218	14,486
State Street Corp. (Banks)	1,526	100,335
Stryker Corp. (Healthcare - Products)	436	29,469
SunTrust Banks, Inc. (Banks)	1,744	56,540
Symantec Corp. (Internet)	872	21,582
Sysco Corp. (Food)	1,962	62,450
Target Corp. (Retail)	2,071	132,502
TE Connectivity, Ltd. (Electronics)	763	39,508
TECO Energy, Inc. (Electric)	654	10,817
Tenet Healthcare Corp.* (Healthcare - Services)	327	13,469
Texas Instruments, Inc. (Semiconductors)	1,417	57,063
Textron, Inc. (Miscellaneous Manufacturing)	981	27,085
The ADT Corp. (Commercial Services)	218	8,863
The AES Corp. (Electric)	2,071	27,524
The Charles Schwab Corp. (Diversified Financial Services)	3,815	80,649
The Chubb Corp. (Insurance)	872	77,835
The Dow Chemical Co. (Chemicals)	4,033	154,867
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	327	22,857
The Goldman Sachs Group, Inc. (Banks)	1,417	224,184
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	872	19,576
The Interpublic Group of Cos., Inc. (Advertising)	763	13,108
The JM Smucker Co. - Class A (Food)	218	22,899
The Macerich Co. (REIT)	218	12,304
The Travelers Cos., Inc. (Insurance)	1,199	101,639
The Williams Cos., Inc. (Pipelines)	1,199	43,596
Thermo Fisher Scientific, Inc. (Electronics)	436	40,177
Tiffany & Co. (Retail)	218	16,703
Torchmark Corp. (Insurance)	327	23,658
Total System Services, Inc. (Commercial Services)	327	9,620
Tyco International, Ltd. (Electronics)	1,526	53,379
Tyson Foods, Inc. - Class A (Food)	981	27,743
United Parcel Service, Inc. - Class B (Transportation)	1,199	109,553
United States Steel Corp. (Iron/Steel)	436	8,977
United Technologies Corp. (Aerospace/Defense)	2,834	305,562
UnitedHealth Group, Inc. (Healthcare - Services)	3,379	241,969
UnumProvident Corp. (Insurance)	872	26,544
Valero Energy Corp. (Oil & Gas)	1,853	63,280
Varian Medical Systems, Inc.* (Healthcare - Products)	109	8,146
Ventas, Inc. (REIT)	327	20,111
Verizon Communications, Inc. (Telecommunications)	5,014	233,953
Viacom, Inc. - Class B (Media)	654	54,661
Vornado Realty Trust (REIT)	327	27,488
Vulcan Materials Co. (Mining)	109	5,647
W.W. Grainger, Inc. (Distribution/Wholesale)	109	28,526
Walgreen Co. (Retail)	2,943	158,333
Wal-Mart Stores, Inc. (Retail)	5,450	403,082
Walt Disney Co. (Media)	1,635	105,442
Waste Management, Inc. (Environmental Control)	1,417	58,437
Waters Corp.* (Electronics)	109	11,577
WellPoint, Inc. (Healthcare - Services)	981	82,021
Wells Fargo & Co. (Banks)	16,132	666,573
Western Digital Corp. (Computers)	654	41,464
Western Union Co. (Commercial Services)	1,853	34,577
Weyerhaeuser Co. (REIT)	763	21,845
Whirlpool Corp. (Home Furnishings)	218	31,924
Windstream Holdings, Inc. (Telecommunications)	1,962	15,696
Wisconsin Energy Corp. (Electric)	763	30,810
WPX Energy, Inc.* (Oil & Gas)	654	12,596
Xcel Energy, Inc. (Electric)	1,635	45,142
Xerox Corp. (Office/Business Equipment)	3,815	39,256
Xilinx, Inc. (Semiconductors)	327	15,323
XL Group PLC (Insurance)	981	30,234
Xylem, Inc. (Machinery - Diversified)	327	9,133
YUM! Brands, Inc. (Retail)	545	38,908
Zimmer Holdings, Inc. (Healthcare - Products)	218	17,907
TOTAL COMMON STOCKS (Cost $15,885,078)		24,117,711
TOTAL INVESTMENT SECURITIES (Cost $15,885,078) - 100.5%		24,117,711
Net other assets (liabilities) - (0.5)%		(112,453)

NET ASSETS - 100.0%		$24,005,258

*	Non-income producing security
(a)	Number of shares is less than 0.50.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

ProFund VP Large-Cap Value invested in the following industries as of September 30, 2013:

	Value	% of Net Assets
Advertising	$40,768	0.2%
Aerospace/Defense	672,858	2.8%
Agriculture	204,244	0.9%
Airlines	43,712	0.2%
Apparel	79,178	0.3%
Auto Manufacturers	306,916	1.3%
Auto Parts & Equipment	114,570	0.5%
Banks	2,870,974	11.9%
Beverages	75,704	0.3%
Chemicals	517,213	2.2%
Coal	40,717	0.2%
Commercial Services	149,991	0.6%
Computers	678,152	2.8%
Cosmetics/Personal Care	470,975	2.0%
Distribution/Wholesale	72,611	0.3%
Diversified Financial Services	330,477	1.4%
Electric	1,382,761	5.8%
Electrical Components & Equipment	93,025	0.4%
Electronics	300,830	1.3%
Engineering & Construction	64,040	0.3%
Entertainment	16,507	0.1%
Environmental Control	87,527	0.4%
Food	653,409	2.7%
Forest Products & Paper	89,282	0.4%
Gas	115,696	0.5%
Hand/Machine Tools	49,361	0.2%
Healthcare - Products	381,056	1.6%
Healthcare - Services	606,580	2.5%
Holding Companies - Diversified	29,692	0.1%
Home Furnishings	46,362	0.2%
Household Products/Wares	83,396	0.3%
Insurance	2,041,236	8.5%
Internet	27,227	0.1%
Iron/Steel	56,846	0.2%
Leisure Time	67,257	0.3%
Lodging	28,253	0.1%
Machinery - Construction & Mining	189,349	0.8%
Machinery - Diversified	69,877	0.3%
Media	235,976	1.0%
Metal Fabricate/Hardware	49,538	0.2%
Mining	196,181	0.8%
Miscellaneous Manufacturing	1,197,591	5.0%
Office/Business Equipment	51,153	0.2%
Oil & Gas	2,874,600	11.9%
Oil & Gas Services	468,046	1.9%
Packaging & Containers	33,756	0.1%
Pharmaceuticals	1,185,194	4.9%
Pipelines	234,508	1.0%
Real Estate	7,564	NM
REIT	423,667	1.8%
Retail	1,522,765	6.3%
Savings & Loans	30,471	0.1%
Semiconductors	206,132	0.9%
Software	485,881	2.0%
Telecommunications	1,300,398	5.4%
Toys/Games/Hobbies	20,553	0.1%
Transportation	445,108	1.9%
Other**	(112,453)	(0.5)%
Total	$24,005,258	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

September 30, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Large-Cap Growth ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.8%)
3M Co. (Miscellaneous Manufacturing)	1,232	$147,113
Abbott Laboratories (Pharmaceuticals)	3,360	111,518
AbbVie, Inc. (Pharmaceuticals)	5,488	245,478
Accenture PLC - Class A (Computers)	1,456	107,220
Actavis, Inc.* (Pharmaceuticals)	448	64,512
Adobe Systems, Inc.* (Software)	1,568	81,442
Agilent Technologies, Inc. (Electronics)	1,120	57,400
Airgas, Inc. (Chemicals)	112	11,878
Akamai Technologies, Inc.* (Software)	560	28,952
Alexion Pharmaceuticals, Inc.* (Biotechnology)	672	78,060
Allergan, Inc. (Pharmaceuticals)	672	60,782
Altera Corp. (Semiconductors)	560	20,810
Altria Group, Inc. (Agriculture)	3,920	134,652
Amazon.com, Inc.* (Internet)	1,232	385,172
American Express Co. (Diversified Financial Services)	3,248	245,290
American Tower Corp. (REIT)	1,344	99,631
Ameriprise Financial, Inc. (Diversified Financial Services)	672	61,206
Ametek, Inc. (Electrical Components & Equipment)	896	41,234
Amgen, Inc. (Biotechnology)	2,576	288,357
Amphenol Corp. - Class A (Electronics)	560	43,333
Anadarko Petroleum Corp. (Oil & Gas)	896	83,319
Analog Devices, Inc. (Semiconductors)	672	31,618
Aon PLC (Insurance)	672	50,024
Apartment Investment and Management Co. - Class A (REIT)	224	6,259
Apple Computer, Inc. (Computers)	3,136	1,495,087
Applied Materials, Inc. (Semiconductors)	4,144	72,686
Autodesk, Inc.* (Software)	448	18,444
Automatic Data Processing, Inc. (Commercial Services)	1,008	72,959
AutoNation, Inc.* (Retail)	112	5,843
AutoZone, Inc.* (Retail)	112	47,346
AvalonBay Communities, Inc. (REIT)	224	28,468
Ball Corp. (Packaging & Containers)	448	20,106
Bank of America Corp. (Banks)	36,960	510,048
Bank of New York Mellon Corp. (Banks)	2,016	60,863
Bard (C.R.), Inc. (Healthcare - Products)	224	25,805
Baxter International, Inc. (Healthcare - Products)	1,904	125,073
Becton, Dickinson & Co. (Healthcare - Products)	336	33,607
Bed Bath & Beyond, Inc.* (Retail)	336	25,993
Bemis Co., Inc. (Packaging & Containers)	112	4,369
Biogen Idec, Inc.* (Biotechnology)	784	188,756
BlackRock, Inc. (Diversified Financial Services)	224	60,619
Boeing Co. (Aerospace/Defense)	2,352	276,360
BorgWarner, Inc. (Auto Parts & Equipment)	448	45,423
Boston Properties, Inc. (REIT)	336	35,918
Boston Scientific Corp.* (Healthcare - Products)	2,016	23,668
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,136	145,134
Broadcom Corp. - Class A (Semiconductors)	1,904	49,523
Brown-Forman Corp. - Class B (Beverages)	560	38,153
C.H. Robinson Worldwide, Inc. (Transportation)	224	13,341
Cabot Oil & Gas Corp. (Oil & Gas)	896	33,439
Cameron International Corp.* (Oil & Gas Services)	448	26,150
Campbell Soup Co. (Food)	336	13,679
CarMax, Inc.* (Retail)	448	21,715
CBRE Group, Inc. - Class A* (Real Estate)	560	12,953
CBS Corp. - Class B (Media)	1,904	105,025
Celgene Corp.* (Biotechnology)	1,456	224,122
Cerner Corp.* (Software)	1,008	52,970
CF Industries Holdings, Inc. (Chemicals)	224	47,226
Chipotle Mexican Grill, Inc.* (Retail)	112	48,014
Cintas Corp. (Textiles)	336	17,203
Cisco Systems, Inc. (Telecommunications)	8,624	201,974
Citrix Systems, Inc.* (Software)	336	23,725
Clorox Co. (Household Products/Wares)	224	18,305
Coach, Inc. (Apparel)	1,008	54,966
Coca-Cola Co. (Beverages)	13,104	496,379
Coca-Cola Enterprises, Inc. (Beverages)	560	22,518
Cognizant Technology Solutions Corp.* (Computers)	1,008	82,777
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,904	112,907
Comcast Corp. - Class A (Media)	8,960	404,544
Comerica, Inc. (Banks)	336	13,208
Computer Sciences Corp. (Computers)	336	17,385
Constellation Brands, Inc.* (Beverages)	560	32,144
Costco Wholesale Corp. (Retail)	672	77,361
Covidien PLC (Healthcare - Products)	1,008	61,428
Crown Castle International Corp.* (Telecommunications)	1,008	73,614
Cummins, Inc. (Machinery - Diversified)	560	74,408
D.R. Horton, Inc. (Home Builders)	1,008	19,585
Danaher Corp. (Miscellaneous Manufacturing)	1,232	85,402
DaVita, Inc.* (Healthcare - Services)	560	31,864
Deere & Co. (Machinery - Diversified)	896	72,925
Delphi Automotive PLC (Auto Parts & Equipment)	1,008	58,887
Delta Air Lines, Inc. (Airlines)	1,120	26,421
Denbury Resources, Inc.* (Oil & Gas)	1,232	22,681
DENTSPLY International, Inc. (Healthcare - Products)	336	14,586
DIRECTV - Class A* (Media)	1,792	107,072
Discover Financial Services (Diversified Financial Services)	1,680	84,907
Discovery Communications, Inc. - Class A* (Media)	784	66,185
Dollar General Corp.* (Retail)	672	37,941
Dollar Tree, Inc.* (Retail)	784	44,813

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
Dover Corp. (Miscellaneous Manufacturing)	336		$30,183
Dr. Pepper Snapple Group, Inc. (Beverages)	672		30,119
Dun & Bradstreet Corp. (Software)	112		11,631
E.I. du Pont de Nemours & Co. (Chemicals)	1,568		91,822
Eastman Chemical Co. (Chemicals)	560		43,624
Eaton Corp. (Miscellaneous Manufacturing)	784		53,971
eBay, Inc.* (Internet)	4,032		224,945
Ecolab, Inc. (Chemicals)	896		88,489
Edwards Lifesciences Corp.* (Healthcare - Products)	336		23,396
Eli Lilly & Co. (Pharmaceuticals)	3,360		169,109
EMC Corp. (Computers)	7,168		183,214
Emerson Electric Co. (Electrical Components & Equipment)	1,120		72,464
EOG Resources, Inc. (Oil & Gas)	896		151,675
EQT Corp. (Oil & Gas)	224		19,873
Equifax, Inc. (Commercial Services)	448		26,812
Equity Residential (REIT)	560		29,999
Expedia, Inc. (Internet)	224		11,601
Expeditors International of Washington, Inc. (Transportation)	336		14,804
Express Scripts Holding Co.* (Pharmaceuticals)	1,568		96,871
Exxon Mobil Corp. (Oil & Gas)	8,176		703,464
F5 Networks, Inc.* (Internet)	224		19,210
Family Dollar Stores, Inc. (Retail)	336		24,199
Fastenal Co. (Distribution/Wholesale)	896		45,024
Fidelity National Information Services, Inc. (Software)	672		31,208
First Horizon National Corp. (Banks)	—	(a)	—	(b)
Fiserv, Inc.* (Software)	448		45,270
Flowserve Corp. (Machinery - Diversified)	336		20,963
FMC Corp. (Chemicals)	448		32,131
FMC Technologies, Inc.* (Oil & Gas Services)	336		18,621
Fossil Group, Inc.* (Distribution/Wholesale)	224		26,038
Franklin Resources, Inc. (Diversified Financial Services)	1,344		67,939
Gannett Co., Inc. (Media)	336		9,001
General Mills, Inc. (Food)	1,008		48,303
General Motors Co.* (Auto Manufacturers)	672		24,172
Gilead Sciences, Inc.* (Biotechnology)	5,264		330,789
Google, Inc. - Class A* (Internet)	1,008		882,917
H & R Block, Inc. (Commercial Services)	448		11,944
Halliburton Co. (Oil & Gas Services)	1,232		59,321
Harley-Davidson, Inc. (Leisure Time)	448		28,780
Harris Corp. (Telecommunications)	224		13,283
HCP, Inc. (REIT)	896		36,691
Health Care REIT, Inc. (REIT)	1,008		62,879
Honeywell International, Inc. (Electronics)	1,344		111,606
Huntington Bancshares, Inc. (Banks)	2,800		23,128
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,456		111,049
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	560		36,366
Intel Corp. (Semiconductors)	17,136		392,757
IntercontinentalExchange, Inc.* (Diversified Financial Services)	112		20,319
International Business Machines Corp. (Computers)	1,792		331,843
International Flavors & Fragrances, Inc. (Chemicals)	112		9,218
Intuit, Inc. (Software)	1,008		66,840
Intuitive Surgical, Inc.* (Healthcare - Products)	112		42,142
Invesco, Ltd. (Diversified Financial Services)	1,008		32,155
Iron Mountain, Inc. (Commercial Services)	336		9,079
JDS Uniphase Corp.* (Telecommunications)	784		11,533
Johnson & Johnson (Pharmaceuticals)	5,152		446,628
Kansas City Southern Industries, Inc. (Transportation)	224		24,497
Kellogg Co. (Food)	448		26,311
KeyCorp (Banks)	1,568		17,875
Kimberly-Clark Corp. (Household Products/Wares)	784		73,869
Kimco Realty Corp. (REIT)	784		15,821
KLA-Tencor Corp. (Semiconductors)	560		34,076
L Brands, Inc. (Retail)	784		47,902
Lam Research Corp.* (Semiconductors)	336		17,200
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	448		13,507
Lennar Corp. - Class A (Home Builders)	560		19,824
Life Technologies Corp.* (Biotechnology)	560		41,905
Linear Technology Corp. (Semiconductors)	560		22,210
Lockheed Martin Corp. (Aerospace/Defense)	448		57,142
Lorillard, Inc. (Agriculture)	1,232		55,169
Lowe’s Cos., Inc. (Retail)	3,584		170,634
LSI Logic Corp. (Semiconductors)	1,904		14,889
M&T Bank Corp. (Banks)	336		37,605
Marathon Petroleum Corp. (Oil & Gas)	448		28,815
Marriott International, Inc. - Class A (Lodging)	448		18,856
Marsh & McLennan Cos., Inc. (Insurance)	1,008		43,898
Masco Corp. (Building Materials)	1,232		26,217
MasterCard, Inc. - Class A (Commercial Services)	336		226,054
Mattel, Inc. (Toys/Games/Hobbies)	1,232		51,572
McCormick & Co., Inc. (Food)	448		28,986
McDonald’s Corp. (Retail)	1,792		172,408
McGraw Hill Financial, Inc. (Commercial Services)	560		36,730
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	336		24,951
Medtronic, Inc. (Healthcare - Products)	1,680		89,459
Merck & Co., Inc. (Pharmaceuticals)	10,080		479,910
Microchip Technology, Inc. (Semiconductors)	448		18,050
Micron Technology, Inc.* (Semiconductors)	1,568		27,393
Microsoft Corp. (Software)	14,336		477,533
Molex, Inc. (Electrical Components & Equipment)	224		8,628
Monsanto Co. (Chemicals)	1,792		187,031
Monster Beverage Corp.* (Beverages)	448		23,408
Moody’s Corp. (Commercial Services)	672		47,262
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,344		51,300
Neilsen Holdings N.V. (Media)	224		8,165
NetApp, Inc. (Computers)	784		33,414
Netflix, Inc.* (Internet)	224		69,263
Newell Rubbermaid, Inc. (Housewares)	1,008		27,720

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
News Corp. - Class A* (Media)	784	$12,591
NIKE, Inc. - Class B (Apparel)	1,456	105,763
Noble Energy, Inc. (Oil & Gas)	1,232	82,556
Nordstrom, Inc. (Retail)	448	25,178
Nucor Corp. (Iron/Steel)	560	27,451
Omnicom Group, Inc. (Advertising)	448	28,421
Oracle Corp. (Software)	12,320	408,654
O’Reilly Automotive, Inc.* (Retail)	336	42,870
PACCAR, Inc. (Auto Manufacturers)	1,232	68,573
Pall Corp. (Miscellaneous Manufacturing)	224	17,257
Paychex, Inc. (Commercial Services)	672	27,310
Pentair, Ltd. (Miscellaneous Manufacturing)	336	21,820
PepsiCo, Inc. (Beverages)	5,264	418,488
PerkinElmer, Inc. (Electronics)	336	12,684
Perrigo Co. (Pharmaceuticals)	336	41,456
PetSmart, Inc. (Retail)	336	25,623
Pfizer, Inc. (Pharmaceuticals)	13,440	385,862
Philip Morris International, Inc. (Agriculture)	5,600	484,904
Pioneer Natural Resources Co. (Oil & Gas)	448	84,582
Plum Creek Timber Co., Inc. (REIT)	336	15,735
PPG Industries, Inc. (Chemicals)	448	74,843
Praxair, Inc. (Chemicals)	560	67,318
Precision Castparts Corp. (Metal Fabricate/Hardware)	336	76,353
Priceline.com, Inc.* (Internet)	224	226,453
Procter & Gamble Co. (Cosmetics/Personal Care)	4,592	347,109
Prudential Financial, Inc. (Insurance)	784	61,136
Public Storage, Inc. (REIT)	224	35,963
PulteGroup, Inc. (Home Builders)	1,232	20,328
PVH Corp. (Retail)	336	39,880
Qualcomm, Inc. (Semiconductors)	5,936	399,848
Quanta Services, Inc.* (Commercial Services)	784	21,568
Ralph Lauren Corp. (Apparel)	224	36,900
Range Resources Corp. (Oil & Gas)	336	25,499
Red Hat, Inc.* (Software)	672	31,006
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	224	70,083
Regions Financial Corp. (Banks)	2,352	21,780
Reynolds American, Inc. (Agriculture)	560	27,317
Robert Half International, Inc. (Commercial Services)	336	13,114
Rockwell Automation, Inc. (Machinery - Diversified)	336	35,932
Rockwell Collins, Inc. (Aerospace/Defense)	224	15,201
Roper Industries, Inc. (Machinery - Diversified)	336	44,644
Ross Stores, Inc. (Retail)	784	57,075
Salesforce.com, Inc.* (Software)	1,904	98,837
Schlumberger, Ltd. (Oil & Gas Services)	2,800	247,408
Scripps Networks Interactive - Class A (Media)	336	26,245
Seagate Technology PLC (Computers)	1,120	48,989
Sealed Air Corp. (Packaging & Containers)	336	9,136
Sempra Energy (Gas)	336	28,762
Sherwin-Williams Co. (Chemicals)	336	61,212
Sigma-Aldrich Corp. (Chemicals)	224	19,107
Simon Property Group, Inc. (REIT)	672	99,611
SLM Corp. (Diversified Financial Services)	1,456	36,254
Snap-on, Inc. (Hand/Machine Tools)	224	22,288
Southwest Airlines Co. (Airlines)	2,464	35,876
Southwestern Energy Co.* (Oil & Gas)	672	24,447
Starbucks Corp. (Retail)	2,576	198,275
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	448	29,770
Stericycle, Inc.* (Environmental Control)	336	38,774
Stryker Corp. (Healthcare - Products)	560	37,850
Symantec Corp. (Internet)	1,456	36,036
T. Rowe Price Group, Inc. (Diversified Financial Services)	896	64,449
TE Connectivity, Ltd. (Electronics)	672	34,796
Teradata Corp.* (Computers)	560	31,046
Teradyne, Inc.* (Semiconductors)	672	11,101
Tesoro Petroleum Corp. (Oil & Gas)	448	19,703
Texas Instruments, Inc. (Semiconductors)	2,352	94,715
The ADT Corp. (Commercial Services)	448	18,216
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	560	39,144
The Gap, Inc. (Retail)	896	36,091
The Hershey Co. (Food)	560	51,800
The Home Depot, Inc. (Retail)	4,928	373,789
The Interpublic Group of Cos., Inc. (Advertising)	672	11,545
The JM Smucker Co. - Class A (Food)	224	23,529
The Macerich Co. (REIT)	224	12,643
The Mosaic Co. (Chemicals)	1,120	48,182
The Williams Cos., Inc. (Pipelines)	1,120	40,723
Thermo Fisher Scientific, Inc. (Electronics)	896	82,566
Tiffany & Co. (Retail)	224	17,163
Time Warner Cable, Inc. (Media)	1,008	112,493
Time Warner, Inc. (Media)	3,136	206,380
TJX Cos., Inc. (Retail)	2,464	138,945
Total System Services, Inc. (Commercial Services)	224	6,590
TripAdvisor, Inc.* (Internet)	336	25,482
Twenty-First Century Fox, Inc. - Class A (Media)	6,832	228,872
U.S. Bancorp (Banks)	6,272	229,430
Union Pacific Corp. (Transportation)	1,568	243,573
United Parcel Service, Inc. - Class B (Transportation)	1,232	112,568
Urban Outfitters, Inc.* (Retail)	336	12,355
V.F. Corp. (Apparel)	336	66,881
Varian Medical Systems, Inc.* (Healthcare - Products)	224	16,740
Ventas, Inc. (REIT)	672	41,328
VeriSign, Inc.* (Internet)	448	22,799
Verizon Communications, Inc. (Telecommunications)	4,592	214,263
Vertex Pharmaceuticals, Inc.* (Biotechnology)	784	59,443
Viacom, Inc. - Class B (Media)	784	65,527
Visa, Inc. - Class A (Commercial Services)	1,792	342,451
Vornado Realty Trust (REIT)	336	28,244
Vulcan Materials Co. (Mining)	336	17,408
W.W. Grainger, Inc. (Distribution/Wholesale)	112	29,312
Walt Disney Co. (Media)	4,032	260,024
Waters Corp.* (Electronics)	224	23,791
Weyerhaeuser Co. (REIT)	1,232	35,272
Whole Foods Market, Inc. (Food)	1,232	72,072

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Wyndham Worldwide Corp. (Lodging)	448	$27,315
Wynn Resorts, Ltd. (Lodging)	224	35,394
Xilinx, Inc. (Semiconductors)	560	26,242
Xylem, Inc. (Machinery - Diversified)	336	9,384
Yahoo!, Inc.* (Internet)	3,248	107,704
YUM! Brands, Inc. (Retail)	1,008	71,961
Zimmer Holdings, Inc. (Healthcare - Products)	448	36,799
Zions Bancorp (Banks)	672	18,426
Zoetis, Inc. (Pharmaceuticals)	1,680	52,282
TOTAL COMMON STOCKS (Cost $14,307,584)		26,606,087

	Principal Amount	Value
Repurchase Agreements(c) (0.7%)
Repurchase Agreements with various counterparties, rates 0.01%-0.04%, dated 9/30/13, due 10/1/13, total to be received $194,000	$194,000	$194,000
TOTAL REPURCHASE AGREEMENTS (Cost $194,000)		194,000
TOTAL INVESTMENT SECURITIES (Cost $14,501,584) - 100.5%		26,800,087
Net other assets (liabilities) - (0.5)%		(129,565)

NET ASSETS - 100.0%		$26,670,522

*	Non-income producing security
(a)	Number of shares is less than 0.50.
(b)	Amount is less than $0.50.
(c)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Large-Cap Growth invested in the following industries as of September 30, 2013:

	Value	% of Net Assets
Advertising	$39,966	0.1%
Aerospace/Defense	348,703	1.3%
Agriculture	702,042	2.6%
Airlines	62,297	0.2%
Apparel	264,510	1.0%
Auto Manufacturers	92,745	0.3%
Auto Parts & Equipment	104,310	0.4%
Banks	932,363	3.5%
Beverages	1,061,209	4.0%
Biotechnology	1,281,515	4.8%
Building Materials	26,217	0.1%
Chemicals	782,080	2.9%
Commercial Services	860,089	3.2%
Computers	2,330,975	8.8%
Cosmetics/Personal Care	499,160	1.9%
Distribution/Wholesale	100,373	0.4%
Diversified Financial Services	673,138	2.5%
Electrical Components & Equipment	122,326	0.5%
Electronics	366,176	1.4%
Environmental Control	38,774	0.1%
Food	264,680	1.0%
Gas	28,762	0.1%
Hand/Machine Tools	22,288	0.1%
Healthcare - Products	530,553	2.0%
Healthcare - Services	31,864	0.1%
Home Builders	59,737	0.2%
Household Products/Wares	92,174	0.3%
Housewares	27,720	0.1%
Insurance	155,058	0.6%
Internet	2,011,583	7.6%
Iron/Steel	27,451	0.1%
Leisure Time	28,780	0.1%
Lodging	111,335	0.4%
Machinery - Diversified	258,256	1.0%
Media	1,612,124	6.1%
Metal Fabricate/Hardware	76,353	0.3%
Mining	17,408	0.1%
Miscellaneous Manufacturing	516,668	1.9%
Oil & Gas	1,280,054	4.8%
Oil & Gas Services	351,500	1.3%
Packaging & Containers	33,611	0.1%
Pharmaceuticals	2,375,793	8.9%
Pipelines	40,723	0.2%
Real Estate	12,953	NM
REIT	584,462	2.2%
Retail	1,763,374	6.7%
Semiconductors	1,233,118	4.6%
Software	1,376,512	5.2%
Telecommunications	514,667	1.9%
Textiles	17,203	0.1%
Toys/Games/Hobbies	51,572	0.2%
Transportation	408,783	1.5%
Other**	64,435	0.2%
Total	$26,670,522	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

September 30, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Mid-Cap Value ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.5%)
Aaron’s, Inc. (Commercial Services)	2,794	$77,394
Acuity Brands, Inc. (Electrical Components & Equipment)	635	58,433
Acxiom Corp.* (Software)	1,016	28,844
ADTRAN, Inc. (Telecommunications)	2,159	57,516
Advance Auto Parts, Inc. (Retail)	1,270	105,004
Advanced Micro Devices, Inc.* (Semiconductors)	22,479	85,420
Advent Software, Inc. (Software)	762	24,194
Aecom Technology Corp.* (Engineering & Construction)	3,683	115,167
Aeropostale, Inc.* (Retail)	2,921	27,457
AGCO Corp. (Machinery - Diversified)	3,302	199,507
Albemarle Corp. (Chemicals)	1,143	71,940
Alexander & Baldwin, Inc.* (Real Estate)	1,524	54,894
Alexandria Real Estate Equities, Inc. (REIT)	2,667	170,288
Alleghany Corp.* (Insurance)	254	104,051
Alliant Energy Corp. (Electric)	4,064	201,371
Alliant Techsystems, Inc. (Aerospace/Defense)	1,143	111,511
Allscripts Healthcare Solutions, Inc.* (Software)	5,842	86,871
Alpha Natural Resources, Inc.* (Coal)	8,128	48,443
American Campus Communities, Inc. (REIT)	2,032	69,393
American Financial Group, Inc. (Insurance)	2,667	144,178
ANSYS, Inc.* (Software)	1,270	109,880
AOL, Inc. (Internet)	1,651	57,092
Apollo Group, Inc. - Class A* (Commercial Services)	3,683	76,643
Apollo Investment Corp. (Investment Companies)	8,255	67,278
AptarGroup, Inc. (Miscellaneous Manufacturing)	2,413	145,094
Aqua America, Inc. (Water)	2,921	72,236
Arch Coal, Inc. (Coal)	7,747	31,840
Arrow Electronics, Inc.* (Distribution/Wholesale)	3,683	178,736
Arthur J. Gallagher & Co. (Insurance)	2,286	99,784
Ashland, Inc. (Chemicals)	1,270	117,451
Aspen Insurance Holdings, Ltd. (Insurance)	2,540	92,177
Associated Banc-Corp. (Banks)	6,096	94,427
Astoria Financial Corp. (Savings & Loans)	3,048	37,917
Atmos Energy Corp. (Gas)	3,302	140,632
Atwood Oceanics, Inc.* (Oil & Gas)	2,159	118,831
Avnet, Inc. (Electronics)	5,080	211,887
BancorpSouth, Inc. (Banks)	3,048	60,777
Bank of Hawaii Corp. (Banks)	1,651	89,897
Big Lots, Inc.* (Retail)	2,159	80,077
Bill Barrett Corp.* (Oil & Gas)	1,778	44,646
BioMed Realty Trust, Inc. (REIT)	7,112	132,212
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	762	89,581
Black Hills Corp. (Electric)	1,651	82,319
BRE Properties, Inc. - Class A (REIT)	1,651	83,805
Brinker International, Inc. (Retail)	762	30,884
Broadridge Financial Solutions, Inc. (Software)	2,286	72,581
Brown & Brown, Inc. (Insurance)	1,905	61,151
Cabot Corp. (Chemicals)	2,159	92,211
Camden Property Trust (REIT)	1,524	93,635
CARBO Ceramics, Inc. (Oil & Gas Services)	381	37,761
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,016	71,415
Carpenter Technology Corp. (Iron/Steel)	635	36,900
CBOE Holdings, Inc. (Diversified Financial Services)	1,270	57,442
Church & Dwight, Inc. (Household Products/Wares)	2,159	129,648
Cimarex Energy Co. (Oil & Gas)	1,778	171,400
Clarcor, Inc. (Miscellaneous Manufacturing)	1,016	56,418
Cleco Corp. (Electric)	2,159	96,810
Commerce Bancshares, Inc. (Banks)	2,794	122,405
Commercial Metals Co. (Iron/Steel)	4,318	73,190
Community Health Systems, Inc. (Healthcare - Services)	3,429	142,303
Compass Minerals International, Inc. (Mining)	635	48,431
Compuware Corp. (Software)	7,874	88,189
Convergys Corp. (Commercial Services)	3,810	71,438
Con-way, Inc. (Transportation)	2,032	87,559
Corporate Office Properties Trust (REIT)	1,905	44,006
Covance, Inc.* (Healthcare - Services)	762	65,883
Crane Co. (Miscellaneous Manufacturing)	1,778	109,649
CST Brands, Inc. (Retail)	1,143	34,061
Cubist Pharmaceuticals, Inc.* (Biotechnology)	889	56,496
Cullen/Frost Bankers, Inc. (Banks)	1,905	134,398
Cypress Semiconductor Corp. (Semiconductors)	2,667	24,910
Cytec Industries, Inc. (Chemicals)	508	41,331
Dean Foods Co.* (Food)	3,429	66,180
Deckers Outdoor Corp.* (Apparel)	1,270	83,718
Deluxe Corp. (Commercial Services)	1,016	42,327
DeVry, Inc. (Commercial Services)	2,032	62,098
Diebold, Inc. (Computers)	2,286	67,117
Domino’s Pizza, Inc. (Retail)	762	51,778
Domtar Corp. (Forest Products & Paper)	1,143	90,777
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,905	72,638
DreamWorks Animation SKG, Inc. - Class A* (Entertainment)	2,667	75,903
Dresser-Rand Group, Inc.* (Oil & Gas Services)	1,524	95,098
Dril-Quip, Inc.* (Oil & Gas Services)	762	87,440
DST Systems, Inc. (Computers)	1,143	86,194
Duke Realty Corp. (REIT)	6,604	101,966
East West Bancorp, Inc. (Banks)	5,080	162,306
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	2,032	92,334
Energen Corp. (Oil & Gas)	2,667	203,732

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Energizer Holdings, Inc. (Electrical Components & Equipment)	2,286	$208,369
Equity One, Inc. (REIT)	1,270	27,762
Essex Property Trust, Inc. (REIT)	762	112,547
Esterline Technologies Corp.* (Aerospace/Defense)	1,143	91,314
Everest Re Group, Ltd. (Insurance)	1,778	258,538
Exelis, Inc. (Aerospace/Defense)	6,985	109,734
FactSet Research Systems, Inc. (Media)	635	69,279
Fairchild Semiconductor International, Inc.* (Semiconductors)	4,699	65,269
Federal Realty Investment Trust (REIT)	1,016	103,073
Federated Investors, Inc. - Class B (Diversified Financial Services)	3,429	93,132
Fidelity National Title Group, Inc. - Class A (Insurance)	3,556	94,590
First Horizon National Corp. (Banks)	4,572	50,246
First Niagara Financial Group, Inc. (Savings & Loans)	12,954	134,333
FirstMerit Corp. (Banks)	6,096	132,344
Flowers Foods, Inc. (Food)	3,302	70,795
FTI Consulting, Inc.* (Commercial Services)	1,524	57,607
Fulton Financial Corp. (Banks)	3,175	37,084
GATX Corp. (Trucking & Leasing)	1,651	78,456
General Cable Corp. (Electrical Components & Equipment)	1,778	56,452
Genesee & Wyoming, Inc. - Class A* (Transportation)	635	59,036
Global Payments, Inc. (Commercial Services)	1,270	64,872
Granite Construction, Inc. (Engineering & Construction)	1,270	38,862
Great Plains Energy, Inc. (Electric)	5,715	126,873
Green Mountain Coffee Roasters, Inc.* (Beverages)	1,651	124,370
Greenhill & Co., Inc. (Diversified Financial Services)	381	19,004
Greif, Inc. - Class A (Packaging & Containers)	1,143	56,041
GUESS?, Inc. (Retail)	2,159	64,446
Hancock Holding Co. (Banks)	3,048	95,646
Hanover Insurance Group, Inc. (Insurance)	1,651	91,333
Harris Teeter Supermarkets, Inc. (Food)	1,778	87,459
Harsco Corp. (Miscellaneous Manufacturing)	2,921	72,733
Hawaiian Electric Industries, Inc. (Electric)	3,683	92,443
HCC Insurance Holdings, Inc. (Insurance)	3,683	161,389
Health Management Associates, Inc. - Class A* (Healthcare - Services)	9,525	121,919
Health Net, Inc.* (Healthcare - Services)	2,921	92,596
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	3,556	90,216
Henry Schein, Inc.* (Healthcare - Products)	1,270	131,699
Herman Miller, Inc. (Office Furnishings)	1,270	37,059
Highwoods Properties, Inc. (REIT)	1,270	44,844
Hill-Rom Holdings, Inc. (Healthcare - Products)	2,159	77,357
Hillshire Brands Co. (Food)	4,572	140,543
HNI Corp. (Office Furnishings)	1,651	59,733
Hologic, Inc.* (Healthcare - Products)	4,699	97,034
Home Properties, Inc. (REIT)	1,143	66,008
Hospitality Properties Trust (REIT)	5,080	143,764
Hubbell, Inc. - Class B (Electrical Components & Equipment)	889	93,113
Huntington Ingalls Industries, Inc. (Shipbuilding)	1,778	119,837
IDACORP, Inc. (Electric)	1,905	92,202
IDEX Corp. (Machinery - Diversified)	1,016	66,294
Informatica Corp.* (Software)	3,937	153,425
Ingram Micro, Inc. - Class A* (Distribution/Wholesale)	5,588	128,803
Integrated Device Technology, Inc.* (Semiconductors)	2,413	22,730
International Bancshares Corp. (Banks)	2,159	46,699
International Rectifier Corp.* (Semiconductors)	2,540	62,916
International Speedway Corp. - Class A (Entertainment)	1,016	32,817
Intersil Corp. - Class A (Semiconductors)	4,699	52,770
Intrepid Potash, Inc. (Chemicals)	2,032	31,862
ITT Corp. (Miscellaneous Manufacturing)	1,778	63,919
Jack Henry & Associates, Inc. (Computers)	1,143	58,990
Janus Capital Group, Inc. (Diversified Financial Services)	5,461	46,473
JetBlue Airways Corp.* (Airlines)	8,001	53,287
John Wiley & Sons, Inc. (Media)	1,651	78,736
KBR, Inc. (Engineering & Construction)	5,461	178,247
Kemper Corp. (Insurance)	1,905	64,008
Kennametal, Inc. (Hand/Machine Tools)	2,921	133,197
Kilroy Realty Corp. (REIT)	1,524	76,124
Kirby Corp.* (Transportation)	889	76,943
Lancaster Colony Corp. (Food)	381	29,828
Landstar System, Inc. (Transportation)	635	35,547
Leidos Holdings, Inc. (Commercial Services)	2,667	121,401
Lender Processing Services, Inc. (Commercial Services)	1,524	50,703
Lexmark International, Inc. - Class A (Computers)	2,286	75,438
Liberty Property Trust (REIT)	5,207	185,369
Life Time Fitness, Inc.* (Leisure Time)	762	39,220
LifePoint Hospitals, Inc.* (Healthcare - Services)	1,778	82,908
Mack-Cali Realty Corp. (REIT)	3,175	69,660
Manpower, Inc. (Commercial Services)	2,921	212,473
ManTech International Corp. - Class A (Software)	889	25,568
Martin Marietta Materials (Building Materials)	889	87,273
Masimo Corp. (Healthcare - Products)	889	23,683
Matson, Inc. (Transportation)	1,524	39,975
Matthews International Corp. - Class A (Commercial Services)	1,016	38,689
MDU Resources Group, Inc. (Electric)	6,985	195,370
Mednax, Inc.* (Healthcare - Services)	889	89,256
Mercury General Corp. (Insurance)	1,270	61,354
Meredith Corp. (Media)	1,397	66,525
Micros Systems, Inc.* (Computers)	1,524	76,109
Mine Safety Appliances Co. (Environmental Control)	635	32,772
Minerals Technologies, Inc. (Chemicals)	1,270	62,700
Mohawk Industries, Inc.* (Textiles)	762	99,251
Monster Worldwide, Inc.* (Commercial Services)	4,191	18,524

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
MSCI, Inc. - Class A* (Software)	1,778	$71,582
Murphy USA, Inc.* (Oil & Gas)	762	30,777
National Fuel Gas Co. (Electric)	3,048	209,580
National Retail Properties, Inc. (REIT)	2,413	76,782
NCR Corp.* (Computers)	2,032	80,488
New York Community Bancorp (Savings & Loans)	16,256	245,628
NV Energy, Inc. (Electric)	8,636	203,896
NVR, Inc.* (Home Builders)	127	116,737
Oceaneering International, Inc. (Oil & Gas Services)	1,651	134,126
Office Depot, Inc.* (Retail)	4,191	20,243
OGE Energy Corp. (Electric)	7,239	261,257
Oil States International, Inc.* (Oil & Gas Services)	889	91,976
Old Republic International Corp. (Insurance)	8,890	136,906
Olin Corp. (Chemicals)	2,921	67,387
Omnicare, Inc. (Pharmaceuticals)	3,810	211,455
Oshkosh Truck Corp.* (Auto Manufacturers)	3,175	155,512
Owens & Minor, Inc. (Distribution/Wholesale)	2,286	79,073
Patterson-UTI Energy, Inc. (Oil & Gas)	2,667	57,020
Plantronics, Inc. (Telecommunications)	635	29,242
PNM Resources, Inc. (Electric)	1,397	31,614
Polycom, Inc.* (Telecommunications)	6,223	67,954
Post Holdings, Inc.* (Food)	1,143	46,143
Potlatch Corp. (REIT)	635	25,197
Primerica, Inc. (Insurance)	2,032	81,971
Prosperity Bancshares, Inc. (Banks)	2,032	125,659
Protective Life Corp. (Insurance)	2,921	124,289
PTC, Inc.* (Software)	2,413	68,602
Questar Corp. (Gas)	6,477	145,668
R.R. Donnelley & Sons Co. (Commercial Services)	6,731	106,350
Raymond James Financial Corp. (Diversified Financial Services)	1,905	79,381
Rayonier, Inc. (REIT)	1,778	98,946
Realty Income Corp. (REIT)	3,048	121,158
Regal-Beloit Corp. (Hand/Machine Tools)	762	51,763
Regency Centers Corp. (REIT)	1,524	73,685
Regis Corp. (Retail)	1,651	24,237
Reinsurance Group of America, Inc. (Insurance)	2,667	178,662
Reliance Steel & Aluminum Co. (Iron/Steel)	2,794	204,716
Rent-A-Center, Inc. (Commercial Services)	1,905	72,581
RF Micro Devices, Inc.* (Telecommunications)	5,715	32,233
Rock-Tenn Co. - Class A (Packaging & Containers)	2,667	270,087
Rollins, Inc. (Commercial Services)	1,016	26,934
Rosetta Resources, Inc.* (Oil & Gas)	889	48,415
Rovi Corp.* (Semiconductors)	3,683	70,603
RPM, Inc. (Chemicals)	2,540	91,948
Saks, Inc.* (Retail)	3,810	60,731
Scholastic Corp. (Media)	889	25,470
Science Applications International Corp.* (Commercial Services)	1,524	51,435
Scientific Games Corp. - Class A* (Entertainment)	1,778	28,750
SEI Investments Co. (Commercial Services)	2,286	70,660
Senior Housing Properties Trust (REIT)	3,429	80,033
Sensient Technologies Corp. (Chemicals)	1,778	85,148
Signet Jewelers, Ltd. (Retail)	1,651	118,293
Silgan Holdings, Inc. (Packaging & Containers)	889	41,783
Silicon Laboratories, Inc.* (Semiconductors)	635	27,121
SL Green Realty Corp. (REIT)	3,429	304,632
SM Energy Co. (Oil & Gas)	1,016	78,425
Solera Holdings, Inc. (Software)	889	47,001
Sonoco Products Co. (Packaging & Containers)	3,683	143,416
Sotheby’s - Class A (Commercial Services)	889	43,677
SPX Corp. (Miscellaneous Manufacturing)	1,651	139,740
StanCorp Financial Group, Inc. (Insurance)	1,651	90,838
Steel Dynamics, Inc. (Iron/Steel)	8,128	135,819
STERIS Corp. (Healthcare - Products)	2,159	92,751
SunEdison, Inc.* (Semiconductors)	8,890	70,853
Superior Energy Services, Inc.* (Oil & Gas Services)	5,842	146,283
SUPERVALU, Inc.* (Food)	3,937	32,402
Synopsys, Inc.* (Computers)	2,667	100,545
Taubman Centers, Inc. (REIT)	1,016	68,387
TCF Financial Corp. (Banks)	6,096	87,051
Tech Data Corp.* (Electronics)	1,397	69,724
Techne Corp. (Healthcare - Products)	635	50,838
Teleflex, Inc. (Healthcare - Products)	1,524	125,395
Telephone & Data Systems, Inc. (Telecommunications)	3,683	108,833
Tempur-Pedic International, Inc.* (Home Furnishings)	889	39,080
The Brink’s Co. (Commercial Services)	1,778	50,317
The Cheesecake Factory, Inc. (Retail)	762	33,490
The Corporate Executive Board Co. (Commercial Services)	508	36,891
The New York Times Co. - Class A* (Media)	4,572	57,470
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	1,651	90,855
The Wendy’s Co. (Retail)	10,414	88,311
Tidewater, Inc. (Transportation)	1,778	105,418
Tootsie Roll Industries, Inc. (Food)	381	11,742
Towers Watson & Co. - Class A (Commercial Services)	2,413	258,094
Trinity Industries, Inc. (Miscellaneous Manufacturing)	2,921	132,467
Triumph Group, Inc. (Aerospace/Defense)	762	53,508
Trustmark Corp. (Banks)	2,413	61,773
Tupperware Corp. (Household Products/Wares)	762	65,814
UDR, Inc. (REIT)	5,334	126,416
UGI Corp. (Gas)	4,191	163,993
Unit Corp.* (Oil & Gas)	1,651	76,755
United Natural Foods, Inc.* (Food)	889	59,759
United Rentals, Inc.* (Commercial Services)	1,016	59,223
Universal Corp. (Agriculture)	889	45,277
Universal Health Services, Inc. - Class B (Healthcare - Services)	3,302	247,616
URS Corp. (Engineering & Construction)	2,794	150,178
UTI Worldwide, Inc. (Transportation)	3,302	49,893

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Valassis Communications, Inc. - Class A (Commercial Services)	1,397	$40,345
Valley National Bancorp (Banks)	7,366	73,292
VCA Antech, Inc.* (Pharmaceuticals)	3,302	90,673
Vectren Corp. (Gas)	3,048	101,651
VeriFone Systems, Inc.* (Software)	2,032	46,452
Vishay Intertechnology, Inc.* (Electronics)	4,826	62,207
W.R. Berkley Corp. (Insurance)	4,064	174,183
Waste Connections, Inc. (Environmental Control)	2,286	103,808
Watsco, Inc. (Distribution/Wholesale)	381	35,917
Webster Financial Corp. (Banks)	1,524	38,908
Weingarten Realty Investors (REIT)	2,159	63,323
WellCare Health Plans, Inc.* (Healthcare - Services)	1,651	115,141
Werner Enterprises, Inc. (Transportation)	1,651	38,518
Westamerica Bancorp (Banks)	1,016	50,536
Westar Energy, Inc. (Electric)	4,699	144,024
WGL Holdings, Inc. (Gas)	1,905	81,363
Whitewave Foods Co.* (Food)	3,302	65,941
WMS Industries, Inc.* (Leisure Time)	2,032	52,731
Woodward, Inc. (Electronics)	2,286	93,337
World Fuel Services Corp. (Retail)	2,667	99,506
Zebra Technologies Corp. - Class A* (Machinery - Diversified)	762	34,694
TOTAL COMMON STOCKS (Cost $17,953,101)		26,157,784

	Principal Amount	Value
Repurchase Agreements(a) (0.5%)
Repurchase Agreements with various counterparties, rates 0.01%-0.04%, dated 9/30/13, due 10/1/13, total to be received $128,000	$128,000	$128,000
TOTAL REPURCHASE AGREEMENTS (Cost $128,000)		128,000
TOTAL INVESTMENT SECURITIES (Cost $18,081,101) - 100.0%		26,285,784
Net other assets (liabilities) - NM		(3,543)

NET ASSETS - 100.0%		$26,282,241

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM	Not meaningful, amount is less than 0.05%.

ProFund VP Mid-Cap Value invested in the following industries as of September 30, 2013:

	Value	% of Net Assets
Aerospace/Defense	$366,067	1.4%
Agriculture	45,277	0.2%
Airlines	53,287	0.2%
Apparel	83,718	0.3%
Auto Manufacturers	155,512	0.6%
Banks	1,463,448	5.6%
Beverages	124,370	0.5%
Biotechnology	146,077	0.6%
Building Materials	87,273	0.3%
Chemicals	661,977	2.5%
Coal	80,283	0.3%
Commercial Services	1,710,677	6.5%
Computers	544,881	2.1%
Distribution/Wholesale	422,529	1.6%
Diversified Financial Services	295,432	1.1%
Electric	1,737,759	6.7%
Electrical Components & Equipment	416,367	1.6%
Electronics	437,156	1.7%
Engineering & Construction	482,454	1.8%
Entertainment	137,470	0.5%
Environmental Control	136,580	0.5%
Food	610,793	2.3%
Forest Products & Paper	90,777	0.3%
Gas	633,307	2.4%
Hand/Machine Tools	184,960	0.7%
Healthcare - Products	598,757	2.3%
Healthcare - Services	957,623	3.6%
Home Builders	116,737	0.4%
Home Furnishings	39,080	0.1%
Household Products/Wares	286,316	1.1%
Insurance	2,019,402	7.8%
Internet	57,092	0.2%
Investment Companies	67,278	0.3%
Iron/Steel	450,625	1.7%
Leisure Time	91,951	0.3%
Machinery - Diversified	300,495	1.1%
Media	297,480	1.1%
Mining	48,431	0.2%
Miscellaneous Manufacturing	864,074	3.3%
Office Furnishings	96,792	0.4%
Oil & Gas	830,001	3.1%
Oil & Gas Services	682,901	2.6%
Packaging & Containers	511,327	1.9%
Pharmaceuticals	394,462	1.5%
Real Estate	54,894	0.2%
REIT	2,563,013	9.8%
Retail	838,519	3.2%
Savings & Loans	417,878	1.6%
Semiconductors	482,592	1.8%
Shipbuilding	119,837	0.5%
Software	823,187	3.1%
Telecommunications	295,778	1.1%
Textiles	99,251	0.4%
Transportation	492,888	1.9%
Trucking & Leasing	78,456	0.3%
Water	72,236	0.3%
Other**	124,457	0.5%
Total	$26,282,241	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

September 30, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Mid-Cap Growth ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.2%)
3D Systems Corp.* (Computers)	3,952	$213,368
ACI Worldwide, Inc.* (Software)	1,664	89,956
Acuity Brands, Inc. (Electrical Components & Equipment)	1,040	95,701
Acxiom Corp.* (Software)	1,872	53,146
Advance Auto Parts, Inc. (Retail)	1,456	120,382
Advent Software, Inc. (Software)	832	26,416
Affiliated Managers Group, Inc.* (Diversified Financial Services)	2,080	379,891
Alaska Air Group, Inc. (Airlines)	2,912	182,349
Albemarle Corp. (Chemicals)	2,080	130,915
Alleghany Corp.* (Insurance)	416	170,415
Alliance Data Systems Corp.* (Commercial Services)	2,080	439,858
AMC Networks, Inc. - Class A* (Media)	2,496	170,926
American Campus Communities, Inc. (REIT)	2,080	71,032
American Eagle Outfitters, Inc. (Retail)	6,864	96,027
ANN, Inc.* (Retail)	1,872	67,804
ANSYS, Inc.* (Software)	2,496	215,953
AOL, Inc. (Internet)	1,456	50,348
Aqua America, Inc. (Water)	3,952	97,733
Arthur J. Gallagher & Co. (Insurance)	2,704	118,030
Ascena Retail Group, Inc.* (Retail)	5,200	103,636
Ashland, Inc. (Chemicals)	1,456	134,651
Atmel Corp.* (Semiconductors)	17,472	129,992
Bally Technologies, Inc.* (Entertainment)	1,664	119,908
BE Aerospace, Inc.* (Aerospace/Defense)	3,952	291,736
Bob Evans Farms, Inc. (Retail)	1,040	59,561
BRE Properties, Inc. - Class A (REIT)	1,248	63,348
Brinker International, Inc. (Retail)	1,872	75,872
Broadridge Financial Solutions, Inc. (Software)	2,288	72,644
Brown & Brown, Inc. (Insurance)	2,704	86,798
Cabela’s, Inc.* (Retail)	1,872	117,992
Cadence Design Systems, Inc.* (Computers)	11,648	157,248
Camden Property Trust (REIT)	1,664	102,236
CARBO Ceramics, Inc. (Oil & Gas Services)	416	41,230
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,456	102,342
Carpenter Technology Corp. (Iron/Steel)	1,456	84,608
Carter’s, Inc. (Apparel)	2,496	189,421
Cathay Bancorp, Inc. (Banks)	2,912	68,053
CBOE Holdings, Inc. (Diversified Financial Services)	2,080	94,078
Charles River Laboratories International, Inc.* (Biotechnology)	2,080	96,221
Chico’s FAS, Inc. (Retail)	6,656	110,889
Church & Dwight, Inc. (Household Products/Wares)	3,328	199,846
Ciena Corp.* (Telecommunications)	4,160	103,917
Cimarex Energy Co. (Oil & Gas)	1,456	140,358
Cinemark Holdings, Inc. (Entertainment)	4,160	132,038
City National Corp. (Banks)	1,872	124,788
Clarcor, Inc. (Miscellaneous Manufacturing)	832	46,201
Clean Harbors, Inc.* (Environmental Control)	2,288	134,214
CommVault Systems, Inc.* (Software)	1,872	164,418
Compass Minerals International, Inc. (Mining)	624	47,592
Concur Technologies, Inc.* (Software)	1,872	206,855
Copart, Inc.* (Retail)	4,576	145,471
CoreLogic, Inc.* (Commercial Services)	3,952	106,902
Corporate Office Properties Trust (REIT)	1,456	33,634
Corrections Corp. of America (REIT)	4,784	165,287
Covance, Inc.* (Healthcare - Services)	1,456	125,886
Cree, Inc.* (Semiconductors)	4,992	300,468
CST Brands, Inc. (Retail)	1,248	37,190
Cubist Pharmaceuticals, Inc.* (Biotechnology)	1,664	105,747
Cypress Semiconductor Corp. (Semiconductors)	2,704	25,255
Cytec Industries, Inc. (Chemicals)	832	67,692
Deluxe Corp. (Commercial Services)	832	34,661
Dick’s Sporting Goods, Inc. (Retail)	4,160	222,061
Domino’s Pizza, Inc. (Retail)	1,456	98,935
Donaldson Co., Inc. (Miscellaneous Manufacturing)	3,328	126,897
Dresser-Rand Group, Inc.* (Oil & Gas Services)	1,456	90,854
Dril-Quip, Inc.* (Oil & Gas Services)	832	95,472
Duke Realty Corp. (REIT)	6,032	93,134
Eagle Materials, Inc. (Building Materials)	2,080	150,905
Eaton Vance Corp. (Diversified Financial Services)	4,992	193,839
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	2,496	113,418
Equinix, Inc.* (Internet)	2,080	381,992
Equity One, Inc. (REIT)	1,040	22,734
Essex Property Trust, Inc. (REIT)	832	122,886
Extra Space Storage, Inc. (REIT)	4,368	199,837
FactSet Research Systems, Inc. (Media)	1,040	113,464
Fair Isaac Corp. (Software)	1,456	80,488
Federal Realty Investment Trust (REIT)	1,456	147,711
Fidelity National Title Group, Inc. - Class A (Insurance)	4,784	127,254
First American Financial Corp. (Insurance)	4,368	106,361
First Horizon National Corp. (Banks)	4,784	52,576
Flowers Foods, Inc. (Food)	3,536	75,812
Foot Locker, Inc. (Retail)	6,032	204,726
Fortune Brands Home & Security, Inc. (Building Materials)	6,864	285,749
Fulton Financial Corp. (Banks)	4,368	51,018
Gartner Group, Inc.* (Commercial Services)	3,744	224,640
Genesee & Wyoming, Inc. - Class A* (Transportation)	1,040	96,689
Gentex Corp. (Electronics)	5,824	149,036
Global Payments, Inc. (Commercial Services)	1,664	84,997
Graco, Inc. (Machinery - Diversified)	2,496	184,854

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Green Mountain Coffee Roasters, Inc.* (Beverages)	3,536	$266,367
Greenhill & Co., Inc. (Diversified Financial Services)	624	31,125
Hanesbrands, Inc. (Apparel)	4,160	259,210
Henry Schein, Inc.* (Healthcare - Products)	2,080	215,696
Herman Miller, Inc. (Office Furnishings)	1,040	30,347
Highwoods Properties, Inc. (REIT)	2,288	80,789
HMS Holdings Corp.* (Commercial Services)	3,536	76,059
HollyFrontier Corp. (Oil & Gas)	8,112	341,597
Hologic, Inc.* (Healthcare - Products)	5,824	120,266
Home Properties, Inc. (REIT)	1,040	60,060
HSN, Inc. (Retail)	1,456	78,071
Hubbell, Inc. - Class B (Electrical Components & Equipment)	1,248	130,715
IDEX Corp. (Machinery - Diversified)	2,288	149,292
IDEXX Laboratories, Inc.* (Healthcare - Products)	2,080	207,272
Ingredion, Inc. (Food)	3,120	206,451
Integrated Device Technology, Inc.* (Semiconductors)	2,912	27,431
InterDigital, Inc. (Telecommunications)	1,664	62,117
Itron, Inc.* (Electronics)	1,664	71,269
ITT Corp. (Miscellaneous Manufacturing)	1,872	67,298
J.B. Hunt Transport Services, Inc. (Transportation)	3,744	273,050
Jack Henry & Associates, Inc. (Computers)	2,288	118,084
Jarden Corp.* (Household Products/Wares)	4,784	231,545
Jones Lang LaSalle, Inc. (Real Estate)	1,872	163,426
KB Home (Home Builders)	3,328	59,971
Kilroy Realty Corp. (REIT)	1,664	83,117
Kirby Corp.* (Transportation)	1,248	108,014
Lamar Advertising Co. - Class A* (Advertising)	2,704	127,169
Lancaster Colony Corp. (Food)	416	32,569
Landstar System, Inc. (Transportation)	1,040	58,219
Lender Processing Services, Inc. (Commercial Services)	1,664	55,361
Lennox International, Inc. (Building Materials)	1,872	140,887
Life Time Fitness, Inc.* (Leisure Time)	832	42,823
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	3,328	221,712
LKQ Corp.* (Distribution/Wholesale)	12,272	390,986
Louisiana-Pacific Corp.* (Building Materials)	5,824	102,444
M.D.C. Holdings, Inc. (Home Builders)	1,664	49,937
Mallinckrodt PLC* (Pharmaceuticals)	2,288	100,878
Martin Marietta Materials (Building Materials)	832	81,677
Masimo Corp. (Healthcare - Products)	1,248	33,247
Mednax, Inc.* (Healthcare - Services)	1,040	104,416
Mentor Graphics Corp. (Computers)	3,952	92,358
Mettler Toledo International, Inc.* (Electronics)	1,248	299,632
Micros Systems, Inc.* (Computers)	1,456	72,713
Mine Safety Appliances Co. (Environmental Control)	624	32,205
Mohawk Industries, Inc.* (Textiles)	1,664	216,736
MSC Industrial Direct Co. - Class A (Retail)	2,080	169,208
MSCI, Inc. - Class A* (Software)	2,912	117,237
Murphy USA, Inc.* (Oil & Gas)	832	33,604
National Instruments Corp. (Electronics)	3,952	122,235
National Retail Properties, Inc. (REIT)	2,288	72,804
NCR Corp.* (Computers)	4,576	181,255
NeuStar, Inc. - Class A* (Telecommunications)	2,704	133,794
NewMarket Corp. (Chemicals)	416	119,771
Nordson Corp. (Machinery - Diversified)	2,496	183,780
NVR, Inc.* (Home Builders)	208	191,192
Oceaneering International, Inc. (Oil & Gas Services)	2,496	202,775
Office Depot, Inc.* (Retail)	5,200	25,116
Oil States International, Inc.* (Oil & Gas Services)	1,248	129,118
OMEGA Healthcare Investors, Inc. (REIT)	4,784	142,898
Packaging Corp. of America (Packaging & Containers)	3,952	225,620
Panera Bread Co. - Class A* (Retail)	1,248	197,845
Patterson-UTI Energy, Inc. (Oil & Gas)	3,120	66,706
Plantronics, Inc. (Telecommunications)	1,040	47,892
PNM Resources, Inc. (Electric)	1,664	37,656
Polaris Industries, Inc. (Leisure Time)	2,704	349,303
Potlatch Corp. (REIT)	1,040	41,267
PTC, Inc.* (Software)	2,288	65,048
Rackspace Hosting, Inc.* (Internet)	4,576	241,430
Raymond James Financial Corp. (Diversified Financial Services)	2,912	121,343
Rayonier, Inc. (REIT)	3,120	173,628
Realty Income Corp. (REIT)	4,576	181,896
Regal-Beloit Corp. (Hand/Machine Tools)	1,040	70,647
Regency Centers Corp. (REIT)	2,080	100,568
ResMed, Inc. (Healthcare - Products)	5,824	307,623
RF Micro Devices, Inc.* (Telecommunications)	5,200	29,328
Riverbed Technology, Inc.* (Computers)	6,656	97,111
Rollins, Inc. (Commercial Services)	1,456	38,599
Rosetta Resources, Inc.* (Oil & Gas)	1,456	79,294
Royal Gold, Inc. (Mining)	2,704	131,577
RPM, Inc. (Chemicals)	2,704	97,885
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	2,496	166,933
Science Applications International Corp.* (Commercial Services)	1,248	42,120
SEI Investments Co. (Commercial Services)	3,536	109,298
Semtech Corp.* (Semiconductors)	2,704	81,093
Senior Housing Properties Trust (REIT)	3,952	92,240
Service Corp. International (Commercial Services)	8,736	162,665
Signature Bank* (Banks)	1,872	171,326
Signet Jewelers, Ltd. (Retail)	1,456	104,322
Silgan Holdings, Inc. (Packaging & Containers)	832	39,104
Silicon Laboratories, Inc.* (Semiconductors)	832	35,535
Skyworks Solutions, Inc.* (Semiconductors)	7,696	191,169
SM Energy Co. (Oil & Gas)	1,664	128,444
Solarwinds, Inc.* (Software)	2,704	94,802
Solera Holdings, Inc. (Software)	1,872	98,973
Sotheby’s - Class A (Commercial Services)	1,872	91,971
SUPERVALU, Inc.* (Food)	3,536	29,101
SVB Financial Group* (Banks)	1,872	161,685

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Synopsys, Inc.* (Computers)	3,328	$125,466
Synovus Financial Corp. (Banks)	40,144	132,475
Taubman Centers, Inc. (REIT)	1,456	98,003
Techne Corp. (Healthcare - Products)	624	49,957
Tempur-Pedic International, Inc.* (Home Furnishings)	1,456	64,006
Terex Corp.* (Machinery - Construction & Mining)	4,576	153,754
The Cheesecake Factory, Inc. (Retail)	1,040	45,708
The Cooper Cos., Inc. (Healthcare - Products)	2,080	269,755
The Corporate Executive Board Co. (Commercial Services)	832	60,420
The Timken Co. (Metal Fabricate/Hardware)	3,328	201,012
The Valspar Corp. (Chemicals)	3,328	211,094
Thor Industries, Inc. (Home Builders)	1,872	108,651
Thoratec Corp.* (Healthcare - Products)	2,288	85,320
Tibco Software, Inc.* (Internet)	6,240	159,682
Toll Brothers, Inc.* (Home Builders)	6,240	202,362
Tootsie Roll Industries, Inc. (Food)	416	12,821
Tractor Supply Co. (Retail)	5,824	391,199
Trimble Navigation, Ltd.* (Electronics)	10,608	315,164
Triumph Group, Inc. (Aerospace/Defense)	1,248	87,635
Tupperware Corp. (Household Products/Wares)	1,248	107,790
tw telecom, Inc.* (Telecommunications)	6,032	180,146
UDR, Inc. (REIT)	4,368	103,522
Under Armour, Inc. - Class A* (Apparel)	3,328	264,410
United Natural Foods, Inc.* (Food)	1,040	69,909
United Rentals, Inc.* (Commercial Services)	2,704	157,616
United Therapeutics Corp.* (Biotechnology)	1,872	147,607
Valmont Industries, Inc. (Metal Fabricate/Hardware)	1,040	144,466
ValueClick, Inc.* (Internet)	2,912	60,715
VeriFone Systems, Inc.* (Software)	2,288	52,304
Wabtec Corp. (Machinery - Diversified)	3,952	248,463
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	3,536	182,033
Washington Federal, Inc. (Savings & Loans)	4,160	86,029
Waste Connections, Inc. (Environmental Control)	2,496	113,343
Watsco, Inc. (Distribution/Wholesale)	624	58,824
Webster Financial Corp. (Banks)	2,080	53,102
Weingarten Realty Investors (REIT)	2,288	67,107
WEX, Inc.* (Commercial Services)	1,664	146,016
Whitewave Foods Co.* (Food)	3,536	70,614
Williams-Sonoma, Inc. (Retail)	3,744	210,413
Worthington Industries, Inc. (Metal Fabricate/Hardware)	2,080	71,614
Zebra Technologies Corp. - Class A* (Machinery - Diversified)	1,248	56,821
TOTAL COMMON STOCKS (Cost $17,459,286)		28,969,263
TOTAL INVESTMENT SECURITIES (Cost $17,459,286) - 100.2%		28,969,263
Net other assets (liabilities) - (0.2)%		(66,824)

NET ASSETS - 100.0%		$28,902,439

*	Non-income producing security

ProFund VP Mid-Cap Growth invested in the following industries as of September 30, 2013:

	Value	% of Net Assets
Advertising	$127,169	0.4%
Aerospace/Defense	379,371	1.3%
Airlines	182,349	0.6%
Apparel	713,041	2.5%
Banks	815,023	2.8%
Beverages	266,367	0.9%
Biotechnology	349,575	1.2%
Building Materials	761,661	2.6%
Chemicals	762,008	2.6%
Commercial Services	1,831,182	6.4%
Computers	1,057,603	3.7%
Distribution/Wholesale	449,810	1.6%
Diversified Financial Services	1,002,310	3.5%
Electric	37,656	0.1%
Electrical Components & Equipment	226,416	0.8%
Electronics	957,337	3.3%
Entertainment	251,946	0.9%
Environmental Control	279,762	1.0%
Food	497,276	1.7%
Hand/Machine Tools	292,359	1.0%
Healthcare - Products	1,289,136	4.5%
Healthcare - Services	230,302	0.8%
Home Builders	612,113	2.1%
Home Furnishings	64,006	0.2%
Household Products/Wares	539,182	1.9%
Insurance	608,858	2.1%
Internet	894,167	3.1%
Iron/Steel	84,608	0.3%
Leisure Time	392,126	1.4%
Machinery - Construction & Mining	153,754	0.5%
Machinery - Diversified	823,210	2.8%
Media	284,390	1.0%
Metal Fabricate/Hardware	417,092	1.4%
Mining	179,169	0.6%
Miscellaneous Manufacturing	342,738	1.2%
Office Furnishings	30,347	0.1%
Oil & Gas	790,002	2.7%
Oil & Gas Services	559,449	1.9%
Packaging & Containers	264,724	0.9%
Pharmaceuticals	381,229	1.3%
Real Estate	163,426	0.6%
REIT	2,319,739	8.1%
Retail	2,682,427	9.4%
Savings & Loans	86,029	0.3%
Semiconductors	790,943	2.7%
Software	1,338,241	4.6%
Telecommunications	557,194	1.9%
Textiles	216,736	0.7%
Transportation	535,972	1.9%
Water	97,733	0.3%
Other**	(66,824)	(0.2)%
Total	$28,902,439	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

September 30, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Small-Cap Value ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.8%)
A.M. Castle & Co.* (Metal Fabricate/Hardware)	1,595	$25,680
AAON, Inc. (Building Materials)	1,450	38,512
AAR Corp. (Aerospace/Defense)	3,625	99,071
ABIOMED, Inc.* (Healthcare - Products)	1,160	22,121
ABM Industries, Inc. (Commercial Services)	4,785	127,376
Acadia Realty Trust (REIT)	2,175	53,679
Actuant Corp. - Class A (Miscellaneous Manufacturing)	2,175	84,477
Aegion Corp.* (Engineering & Construction)	2,030	48,172
Aerovironment, Inc.* (Aerospace/Defense)	1,885	43,544
Affymetrix, Inc.* (Healthcare - Products)	6,670	41,354
Agilysys, Inc.* (Computers)	725	8,642
Agree Realty Corp. (REIT)	725	21,881
AK Steel Holding Corp.* (Iron/Steel)	7,685	28,819
Albany International Corp. - Class A (Machinery - Diversified)	2,610	93,621
ALLETE, Inc. (Electric)	3,480	168,084
Alliance One International, Inc.* (Agriculture)	7,685	22,363
Almost Family, Inc. (Healthcare - Services)	725	14,087
AMCOL International Corp. (Mining)	1,450	47,386
Amedisys, Inc.* (Healthcare - Services)	3,045	52,435
American Science & Engineering, Inc. (Electronics)	435	26,235
American States Water Co. (Water)	1,595	43,958
Amerisafe, Inc. (Insurance)	1,740	61,787
AMN Healthcare Services, Inc.* (Commercial Services)	1,885	25,937
AmSurg Corp.* (Healthcare - Services)	3,045	120,887
Anixter International, Inc.* (Telecommunications)	2,465	216,082
Annie’s, Inc.* (Food)	725	35,598
Apogee Enterprises, Inc. (Building Materials)	1,305	38,732
Applied Industrial Technologies, Inc. (Machinery - Diversified)	2,030	104,545
Approach Resources, Inc.* (Oil & Gas)	1,450	38,106
Arkansas Best Corp. (Transportation)	2,320	59,554
Associated Estates Realty Corp. (REIT)	3,045	45,401
Astec Industries, Inc. (Machinery - Construction & Mining)	1,740	62,570
Atlantic Tele-Network, Inc. (Telecommunications)	435	22,677
Atlas Air Worldwide Holdings, Inc.* (Transportation)	2,320	106,975
ATMI, Inc.* (Semiconductors)	1,450	38,454
Avid Technology, Inc.* (Software)	2,900	17,400
Avista Corp. (Electric)	5,655	149,292
B&G Foods, Inc. - Class A (Food)	1,885	65,127
Balchem Corp. (Chemicals)	1,305	67,534
Bank Mutual Corp. (Savings & Loans)	4,060	25,456
Banner Corp. (Banks)	1,885	71,932
Barnes & Noble, Inc.* (Retail)	3,480	45,031
Barnes Group, Inc. (Miscellaneous Manufacturing)	4,350	151,902
Basic Energy Services, Inc.* (Oil & Gas Services)	2,465	31,158
Bel Fuse, Inc. - Class B (Electronics)	870	15,173
Belden, Inc. (Electrical Components & Equipment)	1,885	120,734
Benchmark Electronics, Inc.* (Electronics)	5,075	116,166
Big 5 Sporting Goods Corp. (Retail)	1,740	27,979
Biglari Holdings, Inc.* (Retail)	145	59,837
BJ’s Restaurants, Inc.* (Retail)	1,305	37,480
Black Box Corp. (Telecommunications)	1,450	44,428
Blackbaud, Inc. (Software)	2,175	84,912
Blue Nile, Inc.* (Internet)	435	17,805
Blyth, Inc. (Household Products/Wares)	725	10,027
Bottomline Technologies, Inc.* (Software)	1,450	40,426
Boyd Gaming Corp.* (Lodging)	7,105	100,536
Brady Corp. - Class A (Electronics)	2,610	79,605
Briggs & Stratton Corp. (Machinery - Diversified)	4,495	90,439
Bristow Group, Inc. (Transportation)	3,480	253,205
Brookline Bancorp, Inc. (Savings & Loans)	2,610	24,560
Brooks Automation, Inc. (Semiconductors)	6,235	58,048
Brown Shoe Co., Inc. (Retail)	2,030	47,644
C&J Energy Services, Inc.* (Oil & Gas Services)	1,015	20,381
Cabot Microelectronics Corp.* (Semiconductors)	1,160	44,683
CACI International, Inc. - Class A* (Computers)	2,175	150,314
Calamos Asset Management, Inc. - Class A (Diversified Financial Services)	1,740	17,383
Calavo Growers, Inc. (Food)	725	21,924
Calgon Carbon Corp.* (Environmental Control)	3,045	57,825
Callaway Golf Co. (Leisure Time)	3,915	27,875
Cal-Maine Foods, Inc. (Food)	580	27,898
Capella Education Co.* (Commercial Services)	1,015	57,408
Capstead Mortgage Corp. (REIT)	2,755	32,426
Cardtronics, Inc.* (Commercial Services)	1,885	69,934
Career Education Corp.* (Commercial Services)	5,365	14,807
Carrizo Oil & Gas, Inc.* (Oil & Gas)	1,595	59,509
Casey’s General Stores, Inc. (Retail)	3,625	266,438
Cash America International, Inc. (Retail)	2,610	118,181
Cbeyond, Inc.* (Telecommunications)	2,755	17,660
CDI Corp. (Commercial Services)	1,305	19,980
CEC Entertainment, Inc. (Retail)	1,595	73,147
Cedar Realty Trust, Inc. (REIT)	3,335	17,275
Centene Corp.* (Healthcare - Services)	5,075	324,596
Central Garden & Pet Co. - Class A* (Household Products/Wares)	3,915	26,818
Century Aluminum Co.* (Mining)	4,785	38,519
CEVA, Inc.* (Semiconductors)	1,305	22,511
Checkpoint Systems, Inc.* (Electronics)	3,915	65,381
Chemed Corp. (Commercial Services)	725	51,837
Christopher & Banks Corp.* (Retail)	1,450	10,455

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
CIBER, Inc.* (Computers)	6,235	$20,576
CIRCOR International, Inc. (Metal Fabricate/Hardware)	1,595	99,177
City Holding Co. (Banks)	870	37,619
Clearwater Paper Corp.* (Forest Products & Paper)	2,030	96,973
Cloud Peak Energy, Inc.* (Coal)	5,655	82,959
Coherent, Inc. (Electronics)	870	53,462
Cohu, Inc. (Semiconductors)	2,175	23,729
Colonial Properties Trust (REIT)	4,640	104,354
Columbia Banking System, Inc. (Banks)	2,320	57,304
Comfort Systems USA, Inc. (Building Materials)	3,480	58,499
Community Bank System, Inc. (Banks)	3,770	128,632
Computer Programs & Systems, Inc. (Software)	290	16,965
comScore, Inc.* (Internet)	1,595	46,207
Comstock Resources, Inc. (Oil & Gas)	2,465	39,218
Comtech Telecommunications Corp. (Telecommunications)	1,595	38,790
CONMED Corp. (Healthcare - Products)	2,610	88,714
Consolidated Graphics, Inc.* (Commercial Services)	725	40,644
Contango Oil & Gas Co. (Oil & Gas)	1,305	47,959
Corinthian Colleges, Inc.* (Commercial Services)	7,540	16,513
CorVel Corp.* (Commercial Services)	580	21,443
Cousins Properties, Inc. (REIT)	7,975	82,063
Cracker Barrel Old Country Store, Inc. (Retail)	2,175	224,546
Crocs, Inc.* (Apparel)	3,190	43,416
Cross Country Healthcare, Inc.* (Commercial Services)	2,610	15,817
CryoLife, Inc. (Healthcare - Products)	1,450	10,150
CSG Systems International, Inc. (Software)	1,450	36,323
CTS Corp. (Electronics)	3,190	50,306
Cubic Corp. (Aerospace/Defense)	1,015	54,485
Curtiss-Wright Corp. (Aerospace/Defense)	4,350	204,276
CVB Financial Corp. (Banks)	5,655	76,455
Daktronics, Inc. (Electronics)	2,175	24,338
Diamond Foods, Inc.* (Food)	1,885	44,448
DiamondRock Hospitality Co. (REIT)	18,415	196,487
Digi International, Inc.* (Software)	2,465	24,675
Digital Generation, Inc.* (Media)	1,015	13,124
Digital River, Inc.* (Internet)	2,755	49,232
Dime Community Bancshares, Inc. (Savings & Loans)	1,160	19,314
DineEquity, Inc. (Retail)	870	60,030
Diodes, Inc.* (Semiconductors)	1,305	31,973
DSP Group, Inc.* (Semiconductors)	2,175	15,334
DTS, Inc.* (Home Furnishings)	1,015	21,315
DXP Enterprises, Inc.* (Machinery - Diversified)	290	22,901
Dycom Industries, Inc.* (Engineering & Construction)	3,045	85,230
E.W. Scripps Co. - Class A* (Media)	2,900	53,215
EastGroup Properties, Inc. (REIT)	1,305	77,269
Ebix, Inc. (Software)	1,595	15,854
El Paso Electric Co. (Electric)	3,770	125,918
Electro Scientific Industries, Inc. (Electronics)	1,160	13,584
EMCOR Group, Inc. (Engineering & Construction)	6,235	243,975
Emergent Biosolutions, Inc.* (Biotechnology)	2,755	52,483
Employers Holdings, Inc. (Insurance)	1,740	51,748
Encore Wire Corp. (Electrical Components & Equipment)	725	28,594
EnerSys (Electrical Components & Equipment)	1,885	114,288
Engility Holdings, Inc.* (Engineering & Construction)	1,595	50,609
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	870	52,383
EPIQ Systems, Inc. (Software)	2,900	38,338
EPR Properties (REIT)	4,495	219,085
Era Group, Inc.* (Transportation)	1,740	47,293
ESCO Technologies, Inc. (Electronics)	1,305	43,365
Evercore Partners, Inc. - Class A (Diversified Financial Services)	1,740	85,660
Exponent, Inc. (Engineering & Construction)	580	41,667
Exterran Holdings, Inc.* (Oil & Gas Services)	2,900	79,953
EZCORP, Inc. - Class A* (Retail)	5,075	85,666
FARO Technologies, Inc.* (Electronics)	725	30,573
Federal Signal Corp.* (Miscellaneous Manufacturing)	5,945	76,512
Fifth & Pacific Cos., Inc.* (Retail)	6,090	153,042
Financial Engines, Inc. (Diversified Financial Services)	2,175	129,282
First Bancorp* (Banks)	9,280	52,710
First Financial Bancorp (Banks)	5,365	81,387
First Financial Bankshares, Inc. (Banks)	1,305	76,760
First Midwest Bancorp, Inc. (Banks)	3,915	59,156
Flotek Industries, Inc.* (Oil & Gas Services)	1,885	43,355
Forest Oil Corp.* (Oil & Gas)	5,655	34,496
Forestar Group, Inc.* (Real Estate)	3,335	71,803
Forrester Research, Inc. (Commercial Services)	725	26,651
Forward Air Corp. (Transportation)	1,160	46,806
Franklin Street Properties Corp. (REIT)	8,120	103,449
Fred’s, Inc. - Class A (Retail)	3,190	49,924
G & K Services, Inc. - Class A (Textiles)	1,885	113,835
GenCorp, Inc.* (Aerospace/Defense)	2,175	34,865
General Communication, Inc. - Class A* (Telecommunications)	1,160	11,043
Genesco, Inc.* (Retail)	2,320	152,145
Gentiva Health Services, Inc.* (Healthcare - Services)	2,755	33,170
Getty Realty Corp. (REIT)	1,450	28,174
Gibraltar Industries, Inc.* (Building Materials)	2,755	39,286
Glacier Bancorp, Inc. (Banks)	4,350	107,489
Glatfelter (Forest Products & Paper)	4,060	109,904
Government Properties Income Trust (REIT)	3,190	76,336
Griffon Corp. (Building Materials)	4,205	52,731
Group 1 Automotive, Inc. (Retail)	2,030	157,689
GT Advanced Technologies, Inc.* (Semiconductors)	11,600	98,716
Gulf Island Fabrication, Inc. (Oil & Gas Services)	1,160	28,432
Hanmi Financial Corp. (Banks)	2,900	48,053

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Harmonic, Inc.* (Telecommunications)	9,425	$72,478
Harte-Hanks, Inc. (Advertising)	4,060	35,850
Haverty Furniture Cos., Inc. (Retail)	1,015	24,898
Hawkins, Inc. (Chemicals)	580	21,889
Haynes International, Inc. (Metal Fabricate/Hardware)	1,160	52,583
Healthcare Realty Trust, Inc. (REIT)	4,205	97,178
Healthways, Inc.* (Healthcare - Services)	1,450	26,840
Heartland Express, Inc. (Transportation)	2,465	34,978
Heartland Payment Systems, Inc. (Commercial Services)	1,305	51,834
Heidrick & Struggles International, Inc. (Commercial Services)	1,450	27,637
Helen of Troy, Ltd.* (Household Products/Wares)	1,450	64,090
Higher One Holdings, Inc.* (Diversified Financial Services)	1,885	14,458
Hillenbrand, Inc. (Miscellaneous Manufacturing)	3,190	87,310
Hi-Tech Pharmacal Co., Inc. (Pharmaceuticals)	1,015	43,797
Horace Mann Educators Corp. (Insurance)	3,770	106,993
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	3,045	174,905
Hub Group, Inc. - Class A* (Transportation)	1,595	62,572
Iconix Brand Group, Inc.* (Apparel)	2,610	86,704
II-VI, Inc.* (Electronics)	1,885	35,476
Independent Bank Corp. (Banks)	1,160	41,412
Infinity Property & Casualty Corp. (Insurance)	1,015	65,569
Inland Real Estate Corp. (REIT)	4,060	41,534
Innophos Holdings, Inc. (Chemicals)	2,030	107,143
Insight Enterprises, Inc.* (Computers)	3,915	74,072
Insperity, Inc. (Commercial Services)	2,175	81,780
Integra LifeSciences Holdings Corp.* (Healthcare - Products)	1,015	40,854
Interactive Brokers Group, Inc. - Class A (Diversified Financial Services)	4,640	87,093
Interface, Inc. (Office Furnishings)	2,030	40,275
Intevac, Inc.* (Machinery - Diversified)	2,175	12,746
Invacare Corp. (Healthcare - Products)	2,755	47,579
Investment Technology Group, Inc.* (Diversified Financial Services)	3,480	54,706
ION Geophysical Corp.* (Oil & Gas Services)	6,380	33,176
IPC The Hospitalist Co.* (Healthcare - Services)	870	44,379
ITT Educational Services, Inc.* (Commercial Services)	1,740	53,940
J & J Snack Foods Corp. (Food)	580	46,818
j2 Global, Inc. (Computers)	1,740	86,165
Jack in the Box, Inc.* (Retail)	2,465	98,600
JAKKS Pacific, Inc. (Toys/Games/Hobbies)	1,595	7,162
John Bean Technologies Corp. (Miscellaneous Manufacturing)	2,610	64,937
Jos. A. Bank Clothiers, Inc.* (Retail)	2,610	114,736
Kaiser Aluminum Corp. (Mining)	1,740	123,975
Kaman Corp. - Class A (Aerospace/Defense)	1,595	60,387
KapStone Paper & Packaging Corp. (Forest Products & Paper)	3,770	161,356
Kaydon Corp. (Metal Fabricate/Hardware)	1,885	66,955
Kelly Services, Inc. - Class A (Commercial Services)	2,610	50,817
Kindred Healthcare, Inc. (Healthcare - Services)	5,075	68,157
Kirkland’s, Inc.* (Retail)	1,450	26,738
Kite Realty Group Trust (REIT)	8,845	52,451
Knight Transportation, Inc. (Transportation)	2,755	45,513
Kopin Corp.* (Semiconductors)	3,770	15,193
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	1,160	49,473
Korn/Ferry International* (Commercial Services)	4,640	99,295
Kraton Performance Polymers, Inc.* (Chemicals)	3,045	59,652
Laclede Group, Inc. (Gas)	2,900	130,500
LaSalle Hotel Properties (REIT)	8,990	256,394
La-Z-Boy, Inc. (Home Furnishings)	2,030	46,101
Lexington Realty Trust (REIT)	10,440	117,241
LHC Group, Inc.* (Healthcare - Services)	1,160	27,214
Lincoln Educational Services Corp. (Commercial Services)	2,030	9,358
Lithia Motors, Inc. - Class A (Retail)	1,015	74,054
Live Nation, Inc.* (Commercial Services)	13,195	244,767
LogMeIn, Inc.* (Telecommunications)	1,450	45,023
LSB Industries, Inc.* (Miscellaneous Manufacturing)	1,160	38,895
LTC Properties, Inc. (REIT)	1,595	60,578
Lumos Networks Corp. (Telecommunications)	725	15,711
Magellan Health Services, Inc.* (Healthcare - Services)	2,465	147,801
Maidenform Brands, Inc.* (Apparel)	2,175	51,091
Marcus Corp. (Lodging)	1,740	25,282
MarineMax, Inc.* (Retail)	2,320	28,304
Marriott Vacations Worldwide Corp.* (Entertainment)	1,305	57,420
Materion Corp. (Mining)	1,885	60,433
Matrix Service Co.* (Oil & Gas Services)	2,465	48,363
MB Financial, Inc. (Banks)	2,320	65,517
Meadowbrook Insurance Group, Inc. (Insurance)	4,350	28,275
Medical Properties Trust, Inc. (REIT)	8,120	98,820
Mercury Computer Systems, Inc.* (Computers)	3,045	30,420
Meridian Bioscience, Inc. (Healthcare - Products)	1,740	41,151
Merit Medical Systems, Inc.* (Healthcare - Products)	2,465	29,900
Methode Electronics, Inc. (Electronics)	3,335	93,379
Micrel, Inc. (Semiconductors)	2,320	21,135
MicroStrategy, Inc. - Class A* (Software)	435	45,136
Mid-America Apartment Communities, Inc. (REIT)	2,030	126,875
MKS Instruments, Inc. (Semiconductors)	2,610	69,400
Mobile Mini, Inc.* (Storage/Warehousing)	3,770	128,406
Molina Healthcare, Inc.* (Healthcare - Services)	2,610	92,916
Monarch Casino & Resort, Inc.* (Lodging)	870	16,513
Monotype Imaging Holdings, Inc. (Software)	1,450	41,557
Monro Muffler Brake, Inc. (Commercial Services)	1,595	74,152
Moog, Inc. - Class A* (Aerospace/Defense)	4,205	246,708

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
MTS Systems Corp. (Computers)	435	$27,992
Mueller Industries, Inc. (Metal Fabricate/Hardware)	1,015	56,505
Myers Industries, Inc. (Miscellaneous Manufacturing)	1,305	26,244
Nash Finch Co. (Food)	1,160	30,636
National Presto Industries, Inc. (Aerospace/Defense)	435	30,628
Natus Medical, Inc.* (Healthcare - Products)	1,015	14,393
Navigant Consulting Co.* (Commercial Services)	4,640	71,734
NBT Bancorp, Inc. (Banks)	4,060	93,299
Neenah Paper, Inc. (Forest Products & Paper)	580	22,800
New Jersey Resources Corp. (Gas)	3,915	172,456
Newpark Resources, Inc.* (Oil & Gas Services)	3,335	42,221
Newport Corp.* (Electronics)	3,625	56,659
Northwest Bancshares, Inc. (Savings & Loans)	8,845	116,931
Northwest Natural Gas Co. (Gas)	2,465	103,481
NorthWestern Corp. (Electric)	3,625	162,835
NTELOS Holdings Corp. (Telecommunications)	1,450	27,260
Nutrisystem, Inc. (Internet)	2,755	39,616
NuVasive, Inc.* (Healthcare - Products)	4,205	102,981
OfficeMax, Inc. (Retail)	8,120	103,855
Old National Bancorp (Banks)	9,425	133,835
Olympic Steel, Inc. (Metal Fabricate/Hardware)	870	24,169
OM Group, Inc.* (Chemicals)	3,045	102,860
Omnicell, Inc.* (Software)	1,305	30,902
Oplink Communications, Inc.* (Telecommunications)	1,015	19,102
Orbital Sciences Corp.* (Aerospace/Defense)	5,655	119,773
Orion Marine Group, Inc.* (Engineering & Construction)	2,610	27,170
OSI Systems, Inc.* (Electronics)	580	43,193
Park Electrochemical Corp. (Electronics)	1,885	54,005
Parkway Properties, Inc. (REIT)	2,320	41,226
PC-Tel, Inc. (Internet)	870	7,700
PDC Energy, Inc.* (Oil & Gas)	2,030	120,866
Penn Virginia Corp.* (Oil & Gas)	4,930	32,785
Pennsylvania REIT (REIT)	2,610	48,807
Pericom Semiconductor Corp.* (Semiconductors)	1,885	14,703
Perry Ellis International, Inc. (Apparel)	1,160	21,854
PetMed Express, Inc. (Retail)	1,015	16,534
PetroQuest Energy, Inc.* (Oil & Gas)	2,465	9,885
PharMerica Corp.* (Pharmaceuticals)	2,755	36,559
Piedmont Natural Gas Co., Inc. (Gas)	7,105	233,612
Pinnacle Entertainment, Inc.* (Entertainment)	5,510	138,026
Pioneer Energy Services Corp.* (Oil & Gas Services)	5,800	43,559
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	580	19,888
Plexus Corp.* (Electronics)	3,190	118,667
Powell Industries, Inc.* (Electrical Components & Equipment)	870	53,322
Power Integrations, Inc. (Semiconductors)	1,450	78,518
ProAssurance Corp. (Insurance)	5,800	261,347
Progress Software Corp.* (Software)	3,045	78,805
Prospect Capital Corp. (Investment Companies)	10,440	116,719
Provident Financial Services, Inc. (Savings & Loans)	5,075	82,266
PS Business Parks, Inc. (REIT)	725	54,100
QLogic Corp.* (Semiconductors)	8,265	90,419
Quality Systems, Inc. (Software)	2,175	47,263
Quiksilver, Inc.* (Apparel)	12,035	84,606
QuinStreet, Inc.* (Internet)	2,610	24,665
Red Robin Gourmet Burgers, Inc.* (Retail)	1,160	82,476
Resources Connection, Inc. (Commercial Services)	1,595	21,644
RLI Corp. (Insurance)	1,595	139,435
Rofin-Sinar Technologies, Inc.* (Electronics)	1,450	35,105
Rogers Corp.* (Electronics)	580	34,498
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	2,900	92,915
Rubicon Technology, Inc.* (Semiconductors)	1,595	19,315
Ruby Tuesday, Inc.* (Retail)	5,365	40,238
S&T Bancorp, Inc. (Banks)	2,755	66,726
Safety Insurance Group, Inc. (Insurance)	1,160	61,445
Sanderson Farms, Inc. (Food)	1,885	122,977
Saul Centers, Inc. (REIT)	435	20,119
ScanSource, Inc.* (Distribution/Wholesale)	2,610	90,306
Schulman (A.), Inc. (Chemicals)	2,755	81,162
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	1,740	105,322
SEACOR Holdings, Inc. (Oil & Gas Services)	1,740	157,366
Selective Insurance Group, Inc. (Insurance)	5,220	127,890
Seneca Foods Corp. - Class A* (Food)	725	21,815
Sigma Designs, Inc.* (Semiconductors)	1,740	9,727
Simmons First National Corp. - Class A (Banks)	1,595	49,589
Simpson Manufacturing Co., Inc. (Building Materials)	2,030	66,117
Skechers U.S.A., Inc. - Class A* (Apparel)	3,770	117,285
SkyWest, Inc. (Airlines)	4,930	71,584
Smith Corp. (Miscellaneous Manufacturing)	3,625	163,851
Snyders-Lance, Inc. (Food)	4,495	129,681
Sonic Automotive, Inc. - Class A (Retail)	3,190	75,922
Sonic Corp.* (Retail)	2,320	41,180
South Jersey Industries, Inc. (Gas)	3,045	178,376
Southwest Gas Corp. (Gas)	4,350	217,500
Sovran Self Storage, Inc. (REIT)	1,160	87,789
Spartan Motors, Inc. (Auto Parts & Equipment)	3,190	19,363
Spartan Stores, Inc. (Food)	2,030	44,782
Stage Stores, Inc. (Retail)	1,160	22,272
Standard Motor Products, Inc. (Auto Parts & Equipment)	1,885	60,622
Standard Pacific Corp.* (Home Builders)	4,785	37,849
Stein Mart, Inc. (Retail)	2,610	35,809
Stepan Co. (Chemicals)	1,740	100,450
Sterling Bancorp (Banks)	2,755	37,826
Stewart Information Services Corp. (Insurance)	2,030	64,940

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Stifel Financial Corp.* (Diversified Financial Services)	5,510	$227,122
Stillwater Mining Co.* (Mining)	4,495	49,490
Stone Energy Corp.* (Oil & Gas)	4,640	150,474
Strayer Education, Inc. (Commercial Services)	1,015	42,143
Super Micro Computer, Inc.* (Computers)	3,045	41,229
Superior Industries International, Inc. (Auto Parts & Equipment)	1,160	20,683
Supertex, Inc. (Semiconductors)	1,015	25,720
SurModics, Inc.* (Healthcare - Products)	580	13,792
Susquehanna Bancshares, Inc. (Banks)	8,120	101,906
Swift Energy Co.* (Oil & Gas)	4,060	46,365
SWS Group, Inc.* (Diversified Financial Services)	2,755	15,373
Sykes Enterprises, Inc.* (Computers)	3,625	64,924
Symmetricom, Inc.* (Telecommunications)	1,740	8,387
Symmetry Medical, Inc.* (Healthcare - Products)	3,480	28,397
Synaptics, Inc.* (Computers)	2,030	89,888
Synchronoss Technologies, Inc.* (Software)	1,450	55,187
SYNNEX Corp.* (Software)	2,465	151,474
Take-Two Interactive Software, Inc.* (Software)	3,915	71,096
Tanger Factory Outlet Centers, Inc. (REIT)	3,915	127,825
Tangoe, Inc.* (Software)	1,885	44,976
Taylor Capital Group, Inc.* (Banks)	290	6,424
Teledyne Technologies, Inc.* (Aerospace/Defense)	2,175	184,723
TeleTech Holdings, Inc.* (Commercial Services)	1,885	47,295
Tennant Co. (Machinery - Diversified)	1,015	62,930
Tesco Corp.* (Oil & Gas Services)	2,320	38,442
Tessera Technologies, Inc. (Semiconductors)	4,495	86,978
TETRA Technologies, Inc.* (Oil & Gas Services)	7,395	92,659
TETRA Technologies, Inc.* (Environmental Control)	6,090	157,670
Texas Roadhouse, Inc. - Class A (Retail)	2,610	68,591
The Andersons, Inc. (Agriculture)	1,595	111,491
The Buckle, Inc. (Retail)	1,015	54,861
The Cato Corp. - Class A (Retail)	2,465	68,971
The Children’s Place Retail Stores, Inc.* (Retail)	2,030	117,456
The Ensign Group, Inc. (Healthcare - Services)	1,885	77,492
The Finish Line, Inc. - Class A (Retail)	4,640	115,397
The Men’s Wearhouse, Inc. (Retail)	4,205	143,180
The Navigators Group, Inc.* (Insurance)	1,015	58,637
The Pep Boys - Manny, Moe & Jack* (Retail)	4,930	61,477
Titan International, Inc. (Auto Parts & Equipment)	2,320	33,965
Tompkins Financial Corp. (Banks)	1,015	46,913
Tower Group International, Ltd. (Insurance)	3,625	25,375
Tredegar Corp. (Miscellaneous Manufacturing)	870	22,620
TreeHouse Foods, Inc.* (Food)	3,480	232,567
TriQuint Semiconductor, Inc.* (Semiconductors)	14,645	119,063
TrueBlue, Inc.* (Commercial Services)	3,770	90,518
TrustCo Bank Corp. (Banks)	8,845	52,716
TTM Technologies, Inc.* (Electronics)	3,045	29,689
UIL Holdings Corp. (Electric)	4,785	177,906
UMB Financial Corp. (Banks)	2,030	110,310
Umpqua Holdings Corp. (Banks)	10,440	169,336
UniFirst Corp. (Textiles)	870	90,845
United Bankshares, Inc. (Banks)	4,350	126,063
United Community Banks, Inc.* (Banks)	3,625	54,375
United Fire Group, Inc. (Insurance)	2,030	61,854
United Online, Inc. (Internet)	8,700	69,426
United Stationers, Inc. (Distribution/Wholesale)	3,770	163,995
Universal Electronics, Inc.* (Home Furnishings)	1,450	52,244
Universal Forest Products, Inc. (Building Materials)	1,885	79,359
Universal Technical Institute, Inc. (Commercial Services)	2,030	24,624
UNS Energy Corp. (Electric)	3,915	182,517
Urstadt Biddle Properties - Class A (REIT)	1,305	25,943
USA Mobility, Inc. (Telecommunications)	2,030	28,744
Viad Corp. (Commercial Services)	1,885	47,031
ViaSat, Inc.* (Telecommunications)	2,465	157,144
Vicor Corp.* (Electrical Components & Equipment)	1,740	14,233
Virtusa Corp.* (Computers)	1,015	29,496
Volterra Semiconductor Corp.* (Semiconductors)	870	20,010
VOXX International Corp.* (Home Furnishings)	1,885	25,825
WageWorks, Inc.* (Diversified Financial Services)	1,595	80,468
Watts Water Technologies, Inc. - Class A (Electronics)	2,610	147,125
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	4,640	60,274
WD-40 Co. (Household Products/Wares)	580	37,642
West Pharmaceutical Services, Inc. (Healthcare - Products)	2,320	95,468
Wintrust Financial Corp. (Banks)	2,030	83,372
Wolverine World Wide, Inc. (Apparel)	2,030	118,207
World Acceptance Corp.* (Diversified Financial Services)	435	39,115
Zale Corp.* (Retail)	1,595	24,244
Zep, Inc. (Chemicals)	2,175	35,366
Zumiez, Inc.* (Retail)	725	19,963
TOTAL COMMON STOCKS (Cost $20,290,347)		30,478,976
TOTAL INVESTMENT SECURITIES (Cost $20,290,347) - 100.8%		30,478,976
Net other assets (liabilities) - (0.8)%		(239,671)

NET ASSETS - 100.0%		$30,239,305

*          Non-income producing security

See accompanying notes to schedules of portfolio investments.

ProFund VP Small-Cap Value invested in the following industries as of September 30, 2013:

	Value	% of Net Assets
Advertising	$35,850	0.1%
Aerospace/Defense	1,078,459	3.6%
Agriculture	133,854	0.4%
Airlines	71,584	0.2%
Apparel	523,163	1.7%
Auto Parts & Equipment	134,633	0.4%
Banks	2,037,116	6.8%
Biotechnology	52,483	0.2%
Building Materials	373,236	1.2%
Chemicals	576,056	1.9%
Coal	82,959	0.3%
Commercial Services	1,526,916	5.0%
Computers	623,718	2.1%
Distribution/Wholesale	254,301	0.8%
Diversified Financial Services	770,547	2.5%
Electric	966,553	3.2%
Electrical Components & Equipment	331,171	1.1%
Electronics	1,165,985	3.9%
Engineering & Construction	496,824	1.6%
Entertainment	195,446	0.6%
Environmental Control	215,495	0.7%
Food	824,271	2.7%
Forest Products & Paper	556,629	1.8%
Gas	1,035,925	3.4%
Healthcare - Products	576,854	1.9%
Healthcare - Services	1,029,974	3.4%
Home Builders	37,849	0.1%
Home Furnishings	145,484	0.5%
Household Products/Wares	138,577	0.5%
Insurance	1,115,295	3.7%
Internet	254,650	0.8%
Investment Companies	116,719	0.4%
Iron/Steel	28,819	0.1%
Leisure Time	27,875	0.1%
Lodging	142,331	0.5%
Machinery - Construction & Mining	62,570	0.2%
Machinery - Diversified	387,182	1.3%
Media	66,339	0.2%
Metal Fabricate/Hardware	417,984	1.4%
Mining	319,803	1.1%
Miscellaneous Manufacturing	818,603	2.7%
Office Furnishings	40,275	0.1%
Oil & Gas	579,664	1.9%
Oil & Gas Services	833,969	2.8%
Pharmaceuticals	80,356	0.3%
Real Estate	71,803	0.2%
REIT	2,314,760	7.8%
Retail	3,028,989	10.1%
Savings & Loans	268,527	0.9%
Semiconductors	903,630	3.0%
Software	841,289	2.8%
Storage/Warehousing	128,406	0.4%
Telecommunications	724,529	2.4%
Textiles	204,681	0.7%
Toys/Games/Hobbies	7,162	NM
Transportation	656,896	2.2%
Water	43,958	0.1%
Other**	(239,671)	(0.8)%
Total	$30,239,305	100.0%

**                        Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                       Not meaningful, amount is less than 0.05%.

REIT                  Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

September 30, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Small-Cap Growth ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.4%)
AAON, Inc. (Building Materials)	1,684	$44,727
Abaxis, Inc. (Healthcare - Products)	2,947	124,069
ABIOMED, Inc.* (Healthcare - Products)	2,947	56,199
Acadia Realty Trust (REIT)	4,210	103,903
Acorda Therapeutics, Inc.* (Biotechnology)	5,473	187,614
Actuant Corp. - Class A (Miscellaneous Manufacturing)	6,736	261,626
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	5,052	88,511
Aegion Corp.* (Engineering & Construction)	2,526	59,942
Agilysys, Inc.* (Computers)	842	10,037
Agree Realty Corp. (REIT)	421	12,706
Air Methods Corp. (Healthcare - Services)	4,631	197,280
AK Steel Holding Corp.* (Iron/Steel)	7,578	28,418
Akorn, Inc.* (Pharmaceuticals)	9,683	190,561
Align Technology, Inc.* (Healthcare - Products)	9,683	465,946
Allegiant Travel Co. (Airlines)	2,105	221,783
AMCOL International Corp. (Mining)	1,263	41,275
American Public Education, Inc.* (Commercial Services)	2,526	95,483
American Science & Engineering, Inc. (Electronics)	421	25,391
American States Water Co. (Water)	2,947	81,219
American Vanguard Corp. (Chemicals)	3,368	90,667
AMN Healthcare Services, Inc.* (Commercial Services)	3,789	52,137
Analogic Corp. (Electronics)	1,684	139,166
Annie’s, Inc.* (Food)	842	41,342
Apogee Enterprises, Inc. (Building Materials)	2,105	62,476
Applied Industrial Technologies, Inc. (Machinery - Diversified)	2,947	151,771
Approach Resources, Inc.* (Oil & Gas)	2,526	66,383
Arctic Cat, Inc. (Leisure Time)	1,684	96,072
ArQule, Inc.* (Biotechnology)	7,578	17,657
ARRIS Group, Inc.* (Telecommunications)	15,577	265,744
Associated Estates Realty Corp. (REIT)	2,526	37,663
Atlantic Tele-Network, Inc. (Telecommunications)	842	43,893
ATMI, Inc.* (Semiconductors)	2,105	55,825
AZZ, Inc. (Miscellaneous Manufacturing)	3,368	140,984
B of I Holdings, Inc.* (Savings&Loans)	1,684	109,224
B&G Foods, Inc. - Class A (Food)	4,631	160,001
Badger Meter, Inc. (Electronics)	2,105	97,883
Balchem Corp. (Chemicals)	2,105	108,934
Bank of the Ozarks, Inc. (Banks)	4,210	202,038
BBCN Bancorp, Inc. (Banks)	10,946	150,617
Belden, Inc. (Electrical Components & Equipment)	3,368	215,720
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	3,368	100,636
BJ’s Restaurants, Inc.* (Retail)	1,684	48,364
Blackbaud, Inc. (Software)	2,947	115,051
Blucora, Inc.* (Internet)	5,473	125,770
Blue Nile, Inc.* (Internet)	842	34,463
Boston Beer Co., Inc. - Class A* (Beverages)	1,263	308,437
Boston Private Financial Holdings, Inc. (Banks)	10,946	121,501
Bottomline Technologies, Inc.* (Software)	2,947	82,162
Brady Corp. - Class A (Electronics)	2,526	77,043
Brookline Bancorp, Inc. (Savings & Loans)	5,894	55,463
Brown Shoe Co., Inc. (Retail)	2,526	59,285
Brunswick Corp. (Leisure Time)	12,209	487,262
Buffalo Wild Wings, Inc.* (Retail)	2,526	280,942
C&J Energy Services, Inc.* (Oil & Gas Services)	4,631	92,990
Cabot Microelectronics Corp.* (Semiconductors)	1,684	64,868
Calamp Corp.* (Telecommunications)	4,631	81,645
Calavo Growers, Inc. (Food)	842	25,462
Calgon Carbon Corp.* (Environmental Control)	2,947	55,964
Callaway Golf Co. (Leisure Time)	4,210	29,975
Cal-Maine Foods, Inc. (Food)	1,263	60,750
Cambrex Corp.* (Biotechnology)	4,210	55,572
Cantel Medical Corp. (Healthcare - Products)	4,631	147,497
Capstead Mortgage Corp. (REIT)	9,262	109,014
Cardinal Financial Corp. (Banks)	4,210	69,591
Cardtronics, Inc.* (Commercial Services)	3,368	124,953
Carrizo Oil & Gas, Inc.* (Oil & Gas)	2,947	109,953
Cedar Realty Trust, Inc. (REIT)	3,789	19,627
CEVA, Inc.* (Semiconductors)	1,263	21,787
Chemed Corp. (Commercial Services)	1,684	120,406
Christopher & Banks Corp.* (Retail)	2,947	21,248
Cincinnati Bell, Inc.* (Telecommunications)	28,207	76,723
Cirrus Logic, Inc.* (Semiconductors)	8,420	190,965
City Holding Co. (Banks)	842	36,408
Cognex Corp. (Machinery - Diversified)	11,367	356,469
Coherent, Inc. (Electronics)	2,105	129,352
Colonial Properties Trust (REIT)	4,631	104,151
Columbia Banking System, Inc. (Banks)	3,368	83,190
Computer Programs & Systems, Inc. (Software)	842	49,257
comScore, Inc.* (Internet)	2,105	60,982
Comstock Resources, Inc. (Oil & Gas)	2,526	40,189
CoreSite Realty Corp. (REIT)	2,947	100,021
CorVel Corp.* (Commercial Services)	842	31,129
Cousins Properties, Inc. (REIT)	12,630	129,963
Crocs, Inc.* (Apparel)	7,578	103,137
CryoLife, Inc. (Healthcare - Products)	1,263	8,841
CSG Systems International, Inc. (Software)	2,526	63,276
Cubic Corp. (Aerospace/Defense)	1,263	67,798
CVB Financial Corp. (Banks)	4,631	62,611
Cyberonics, Inc.* (Healthcare - Products)	3,368	170,892
Cynosure, Inc. - Class A* (Healthcare - Products)	2,526	57,618
Daktronics, Inc. (Electronics)	2,105	23,555
Darling International, Inc.* (Environmental Control)	15,998	338,518

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
DealerTrack Holdings, Inc.* (Internet)	5,894	$252,499
Deltic Timber Corp. (Forest Products & Paper)	1,684	109,695
Dice Holdings, Inc.* (Internet)	5,473	46,575
Digital Generation, Inc.* (Media)	1,263	16,331
Dime Community Bancshares, Inc. (Savings & Loans)	2,105	35,048
DineEquity, Inc. (Retail)	842	58,098
Diodes, Inc.* (Semiconductors)	2,947	72,202
Dorman Products, Inc. (Auto Parts & Equipment)	4,210	208,606
Drew Industries, Inc. (Building Materials)	2,947	134,206
DTS, Inc.* (Home Furnishings)	842	17,682
DXP Enterprises, Inc.* (Machinery - Diversified)	1,263	99,739
EastGroup Properties, Inc. (REIT)	2,105	124,637
Ebix, Inc. (Software)	2,105	20,924
eHealth, Inc.* (Insurance)	2,526	81,489
Electro Scientific Industries, Inc. (Electronics)	1,684	19,720
Electronics for Imaging, Inc.* (Computers)	6,315	200,059
Employers Holdings, Inc. (Insurance)	1,684	50,082
Encore Capital Group, Inc.* (Diversified Financial Services)	2,947	135,149
Encore Wire Corp. (Electrical Components & Equipment)	1,263	49,813
EnerSys (Electrical Components & Equipment)	3,789	229,727
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	1,684	101,394
Entropic Communications, Inc.* (Semiconductors)	12,209	53,475
ESCO Technologies, Inc. (Electronics)	1,684	55,959
Ethan Allen Interiors, Inc. (Home Furnishings)	3,368	93,866
Evercore Partners, Inc. - Class A (Diversified Financial Services)	1,684	82,903
Exar Corp.* (Semiconductors)	6,315	84,684
ExlService Holdings, Inc.* (Commercial Services)	4,210	119,901
Exponent, Inc. (Engineering & Construction)	842	60,489
Exterran Holdings, Inc.* (Oil & Gas Services)	3,789	104,462
F.N.B. Corp. (Banks)	19,787	240,016
FARO Technologies, Inc.* (Electronics)	1,263	53,261
FEI Co. (Electronics)	5,473	480,530
Fifth & Pacific Cos., Inc.* (Retail)	7,999	201,015
Financial Engines, Inc. (Diversified Financial Services)	3,368	200,193
First Cash Financial Services, Inc.* (Retail)	3,789	219,573
First Commonwealth Financial Corp. (Banks)	13,051	99,057
First Financial Bankshares, Inc. (Banks)	2,105	123,816
First Midwest Bancorp, Inc. (Banks)	4,631	69,974
Flotek Industries, Inc.* (Oil & Gas Services)	3,368	77,464
Forest Oil Corp.* (Oil & Gas)	7,999	48,794
Forrester Research, Inc. (Commercial Services)	842	30,952
Forward Air Corp. (Transportation)	2,526	101,924
Francesca’s Holdings Corp.* (Retail)	5,894	109,864
Franklin Electric Co., Inc. (Hand/Machine Tools)	5,473	215,636
Fuller (H.B.) Co. (Chemicals)	6,736	304,399
GenCorp, Inc.* (Aerospace/Defense)	5,052	80,984
General Communication, Inc. - Class A* (Telecommunications)	2,526	24,048
Geospace Technologies Corp.* (Oil & Gas Services)	1,684	141,962
Getty Realty Corp. (REIT)	1,684	32,720
Glacier Bancorp, Inc. (Banks)	3,789	93,626
Globe Specialty Metals, Inc. (Mining)	8,841	136,240
Government Properties Income Trust (REIT)	2,947	70,522
Greatbatch, Inc.* (Healthcare - Products)	3,368	114,613
Gulfport Energy Corp.* (Oil & Gas)	10,525	677,178
Haemonetics Corp.* (Healthcare - Products)	7,157	285,421
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	4,631	156,343
Haverty Furniture Cos., Inc. (Retail)	1,263	30,981
Hawkins, Inc. (Chemicals)	421	15,889
Headwaters, Inc.* (Building Materials)	10,104	90,835
Healthcare Realty Trust, Inc. (REIT)	7,157	165,398
Healthcare Services Group, Inc. (Commercial Services)	9,683	249,434
HealthStream, Inc.* (Internet)	2,526	95,685
Healthways, Inc.* (Healthcare - Services)	2,526	46,756
Heartland Express, Inc. (Transportation)	2,947	41,818
Heartland Payment Systems, Inc. (Commercial Services)	2,947	117,055
Helen of Troy, Ltd.* (Household Products/Wares)	2,105	93,041
HFF, Inc. - Class A (Real Estate)	4,631	116,007
Hibbett Sports, Inc.* (Retail)	3,368	189,113
Higher One Holdings, Inc.* (Diversified Financial Services)	1,684	12,916
Hillenbrand, Inc. (Miscellaneous Manufacturing)	3,789	103,705
Hittite Microwave Corp.* (Semiconductors)	4,210	275,123
Home Bancshares, Inc. (Banks)	6,315	191,787
Hub Group, Inc. - Class A* (Transportation)	2,526	99,095
Iconix Brand Group, Inc.* (Apparel)	3,368	111,885
ICU Medical, Inc.* (Healthcare - Products)	1,684	114,394
iGATE Corp.* (Computers)	3,789	105,183
II-VI, Inc.* (Electronics)	4,631	87,155
Impax Laboratories, Inc.* (Pharmaceuticals)	8,841	181,329
Independent Bank Corp. (Banks)	1,263	45,089
Inland Real Estate Corp. (REIT)	5,473	55,989
Integra LifeSciences Holdings Corp.* (Healthcare - Products)	1,263	50,836
Inter Parfums, Inc. (Cosmetics/Personal Care)	2,105	63,129
Interactive Intelligence Group, Inc.* (Software)	2,105	133,647
Interface, Inc. (Office Furnishings)	5,052	100,232
Interval Leisure Group, Inc. (Leisure Time)	5,473	129,327
ION Geophysical Corp.* (Oil & Gas Services)	7,578	39,406
IPC The Hospitalist Co.* (Healthcare - Services)	1,263	64,426
iRobot Corp.* (Machinery - Diversified)	3,789	142,732
Ixia* (Telecommunications)	7,578	118,747
J & J Snack Foods Corp. (Food)	1,263	101,949
j2 Global, Inc. (Computers)	3,368	166,783

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Jack in the Box, Inc.* (Retail)	2,105	$84,200
Kaman Corp. - Class A (Aerospace/Defense)	1,263	47,817
Kaydon Corp. (Metal Fabricate/Hardware)	1,684	59,816
Knight Transportation, Inc. (Transportation)	4,210	69,549
Kopin Corp.* (Semiconductors)	2,947	11,876
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	1,263	53,867
Kulicke & Soffa Industries, Inc.* (Semiconductors)	10,104	116,701
Landauer, Inc. (Commercial Services)	1,263	64,729
La-Z-Boy, Inc. (Home Furnishings)	4,210	95,609
Lexington Realty Trust (REIT)	10,946	122,924
Lindsay Manufacturing Co. (Machinery - Diversified)	1,684	137,448
Liquidity Services, Inc.* (Internet)	3,368	113,030
Lithia Motors, Inc. - Class A (Retail)	1,684	122,865
Littelfuse, Inc. (Electrical Components & Equipment)	2,947	230,514
LivePerson, Inc.* (Computers)	6,736	63,588
LogMeIn, Inc.* (Telecommunications)	1,263	39,216
LSB Industries, Inc.* (Miscellaneous Manufacturing)	842	28,232
LTC Properties, Inc. (REIT)	2,105	79,948
Lumber Liquidators Holdings, Inc.* (Retail)	3,789	404,097
Luminex Corp.* (Healthcare - Products)	5,052	101,040
Lumos Networks Corp. (Telecommunications)	842	18,246
Lydall, Inc.* (Miscellaneous Manufacturing)	2,105	36,143
M/I Schottenstein Homes, Inc.* (Home Builders)	3,368	69,448
Manhattan Associates, Inc.* (Computers)	2,526	241,106
MarketAxess Holdings, Inc. (Diversified Financial Services)	5,052	303,322
Marriott Vacations Worldwide Corp.* (Entertainment)	2,105	92,620
MAXIMUS, Inc. (Commercial Services)	9,262	417,160
MB Financial, Inc. (Banks)	4,210	118,890
Measurement Specialties, Inc.* (Electronics)	2,105	114,175
Medical Properties Trust, Inc. (REIT)	10,104	122,966
Medidata Solutions, Inc.* (Software)	3,368	333,197
Medifast, Inc.* (Commercial Services)	1,684	45,283
Meridian Bioscience, Inc. (Healthcare - Products)	2,947	69,697
Merit Medical Systems, Inc.* (Healthcare - Products)	2,105	25,534
Meritage Homes Corp.* (Home Builders)	4,631	198,901
Micrel, Inc. (Semiconductors)	2,947	26,847
Microsemi Corp.* (Semiconductors)	12,630	306,277
MicroStrategy, Inc. - Class A* (Software)	842	87,366
Mid-America Apartment Communities, Inc. (REIT)	2,947	184,188
MKS Instruments, Inc. (Semiconductors)	3,368	89,555
Momenta Pharmaceuticals, Inc.* (Biotechnology)	6,315	90,873
Monolithic Power Systems, Inc. (Semiconductors)	4,631	140,227
Monotype Imaging Holdings, Inc. (Software)	3,368	96,527
Monro Muffler Brake, Inc. (Commercial Services)	1,684	78,289
Movado Group, Inc. (Miscellaneous Manufacturing)	2,526	110,513
MTS Systems Corp. (Computers)	1,263	81,274
Mueller Industries, Inc. (Metal Fabricate/Hardware)	2,526	140,622
Multimedia Games Holding Co., Inc.* (Entertainment)	3,789	130,910
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	1,684	251,522
Myers Industries, Inc. (Miscellaneous Manufacturing)	1,684	33,865
Nanometrics, Inc.* (Semiconductors)	2,947	47,506
National Penn Bancshares, Inc. (Banks)	15,998	160,780
Natus Medical, Inc.* (Healthcare - Products)	2,526	35,819
Neenah Paper, Inc. (Forest Products & Paper)	1,263	49,649
Neogen Corp.* (Pharmaceuticals)	3,368	204,505
NETGEAR, Inc.* (Telecommunications)	5,052	155,905
NetScout Systems, Inc.* (Computers)	5,052	129,180
Newpark Resources, Inc.* (Oil & Gas Services)	6,736	85,278
NIC, Inc. (Internet)	7,999	184,857
Northern Oil & Gas, Inc.* (Oil & Gas)	7,999	115,426
Old Dominion Freight Line, Inc.* (Transportation)	9,683	445,321
Omnicell, Inc.* (Software)	2,947	69,785
On Assignment, Inc.* (Commercial Services)	6,315	208,395
OpenTable, Inc.* (Internet)	2,947	206,230
Oplink Communications, Inc.* (Telecommunications)	842	15,846
Oritani Financial Corp. (Savings & Loans)	5,473	90,086
OSI Systems, Inc.* (Electronics)	1,684	125,407
Outerwall, Inc.* (Diversified Financial Services)	3,789	189,412
Oxford Industries, Inc. (Apparel)	2,105	143,098
PacWest Bancorp (Banks)	5,473	188,052
Papa John’s International, Inc. (Retail)	2,105	147,097
PAREXEL International Corp.* (Commercial Services)	7,578	380,642
Parkway Properties, Inc. (REIT)	2,526	44,887
PC-Tel, Inc. (Internet)	1,263	11,178
PDC Energy, Inc.* (Oil & Gas)	1,684	100,265
Pennsylvania REIT (REIT)	5,473	102,345
Perficient, Inc.* (Internet)	4,631	85,025
PetMed Express, Inc. (Retail)	1,263	20,574
PetroQuest Energy, Inc.* (Oil & Gas)	4,210	16,882
Pinnacle Financial Partners, Inc.* (Banks)	4,631	138,050
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	1,263	43,308
PolyOne Corp. (Chemicals)	13,051	400,795
Pool Corp. (Distribution/Wholesale)	6,315	354,461
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	6,736	403,757
Post Properties, Inc. (REIT)	7,578	341,161
Power Integrations, Inc. (Semiconductors)	2,105	113,986
Prestige Brands Holdings, Inc.* (Household Products/Wares)	7,157	215,569
PrivateBancorp, Inc. (Banks)	8,841	189,197
Procera Networks, Inc.* (Telecommunications)	2,947	45,649

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Progress Software Corp.* (Software)	2,947	$76,268
Prospect Capital Corp. (Investment Companies)	20,208	225,925
PS Business Parks, Inc. (REIT)	1,263	94,245
Quaker Chemical Corp. (Chemicals)	1,684	123,016
Quality Systems, Inc. (Software)	2,947	64,038
Quanex Building Products Corp. (Building Materials)	5,052	95,129
Questcor Pharmaceuticals, Inc. (Pharmaceuticals)	7,578	439,524
Resources Connection, Inc. (Commercial Services)	3,368	45,704
Rofin-Sinar Technologies, Inc.* (Electronics)	1,684	40,770
Rogers Corp.* (Electronics)	1,263	75,123
Rudolph Technologies, Inc.* (Semiconductors)	4,631	52,793
Ruth’s Hospitality Group, Inc. (Retail)	5,052	59,917
Sabra Health Care REIT, Inc. (REIT)	5,052	116,246
Saul Centers, Inc. (REIT)	842	38,943
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	1,684	101,933
Select Comfort Corp.* (Home Furnishings)	7,578	184,524
SHFl Entertainment, Inc.* (Entertainment)	7,578	174,294
Sigma Designs, Inc.* (Semiconductors)	1,684	9,414
Simpson Manufacturing Co., Inc. (Building Materials)	2,526	82,272
Smith Corp. (Miscellaneous Manufacturing)	5,473	247,380
Sonic Corp.* (Retail)	3,789	67,255
Sourcefire, Inc.* (Internet)	4,210	319,623
Sovran Self Storage, Inc. (REIT)	2,526	191,167
Spectrum Pharmaceuticals, Inc. (Biotechnology)	7,157	60,047
Stage Stores, Inc. (Retail)	2,526	48,499
Stamps.com, Inc.* (Internet)	2,105	96,683
Standard Pacific Corp.* (Home Builders)	13,472	106,564
Standex International Corp. (Miscellaneous Manufacturing)	1,684	100,030
Steven Madden, Ltd.* (Apparel)	5,473	294,611
Stillwater Mining Co.* (Mining)	9,683	106,610
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	2,526	158,203
SunCoke Energy, Inc.* (Coal)	9,683	164,611
Superior Industries International, Inc. (Auto Parts & Equipment)	1,684	30,026
SurModics, Inc.* (Healthcare - Products)	1,263	30,034
Susquehanna Bancshares, Inc. (Banks)	13,893	174,357
Symmetricom, Inc.* (Telecommunications)	2,947	14,205
Synaptics, Inc.* (Computers)	1,684	74,568
Synchronoss Technologies, Inc.* (Software)	2,105	80,116
Take-Two Interactive Software, Inc.* (Software)	6,315	114,680
Tanger Factory Outlet Centers, Inc. (REIT)	7,157	233,675
Tangoe, Inc.* (Software)	2,105	50,225
Taylor Capital Group, Inc.* (Banks)	1,684	37,301
Teledyne Technologies, Inc.* (Aerospace/Defense)	1,684	143,022
Tennant Co. (Machinery - Diversified)	842	52,204
Tesco Corp.* (Oil & Gas Services)	842	13,952
Texas Capital Bancshares, Inc.* (Banks)	5,473	251,593
Texas Industries, Inc.* (Building Materials)	2,947	195,416
Texas Roadhouse, Inc. - Class A (Retail)	4,210	110,639
The Buckle, Inc. (Retail)	2,526	136,530
The Geo Group, Inc. (REIT)	9,683	321,960
The Hain Celestial Group, Inc.* (Food)	6,315	487,013
The Medicines Co.* (Biotechnology)	8,420	282,238
The Ryland Group, Inc. (Home Builders)	6,315	256,011
Titan International, Inc. (Auto Parts & Equipment)	3,789	55,471
Toro Co. (Housewares)	7,578	411,864
Tredegar Corp. (Miscellaneous Manufacturing)	2,105	54,730
TTM Technologies, Inc.* (Electronics)	2,947	28,733
Tuesday Morning Corp.* (Retail)	5,052	77,144
Tyler Technologies, Inc.* (Software)	3,789	331,425
Ultratech Stepper, Inc.* (Semiconductors)	3,789	114,807
UMB Financial Corp. (Banks)	2,105	114,386
UniFirst Corp. (Textiles)	842	87,922
Universal Health Realty Income Trust (REIT)	1,684	70,509
Urstadt Biddle Properties - Class A (REIT)	1,684	33,478
VASCO Data Security International, Inc.* (Internet)	3,789	29,895
Veeco Instruments, Inc.* (Semiconductors)	5,473	203,759
ViaSat, Inc.* (Telecommunications)	2,105	134,194
ViewPoint Financial Group, Inc. (Savings & Loans)	5,052	104,424
ViroPharma, Inc.* (Pharmaceuticals)	8,841	347,451
Virtus Investment Partners, Inc.* (Diversified Financial Services)	842	136,943
Virtusa Corp.* (Computers)	1,684	48,937
Vitamin Shoppe, Inc.* (Retail)	4,210	184,188
Volterra Semiconductor Corp.* (Semiconductors)	2,105	48,415
WageWorks, Inc.* (Diversified Financial Services)	1,684	84,958
WD-40 Co. (Household Products/Wares)	1,263	81,969
West Pharmaceutical Services, Inc. (Healthcare - Products)	5,894	242,538
Wilshire Bancorp, Inc. (Banks)	8,420	68,876
Winnebago Industries, Inc.* (Home Builders)	3,789	98,362
Wintrust Financial Corp. (Banks)	2,526	103,743
Wolverine World Wide, Inc. (Apparel)	3,789	220,633
World Acceptance Corp.* (Diversified Financial Services)	842	75,713
XO Group, Inc.* (Internet)	3,368	43,515
Zale Corp.* (Retail)	2,105	31,996
Zumiez, Inc.* (Retail)	2,105	57,961
TOTAL COMMON STOCKS (Cost $30,826,203)		43,840,067

	Principal Amount	Value
Repurchase Agreements(a) (0.1%)
Repurchase Agreements with various counterparties, rates 0.01%-0.04%, dated 9/30/13, due 10/1/13, total to be received $53,000	$53,000	$53,000
TOTAL REPURCHASE AGREEMENTS (Cost $53,000)		53,000
TOTAL INVESTMENT SECURITIES (Cost $30,879,203) - 100.5%		43,893,067
Net other assets (liabilities) - (0.5)%		(232,394)

NET ASSETS - 100.0%		$43,660,673

See accompanying notes to schedules of portfolio investments.

*                                         Non-income producing security

(a)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Small-Cap Growth invested in the following industries as of September 30, 2013:

	Value	% of Net Assets
Aerospace/Defense	$339,621	0.8%
Airlines	221,783	0.5%
Apparel	873,365	2.0%
Auto Parts & Equipment	294,102	0.7%
Banks	3,134,547	7.1%
Beverages	308,437	0.7%
Biotechnology	694,002	1.6%
Building Materials	705,061	1.6%
Chemicals	1,043,701	2.4%
Coal	164,611	0.4%
Commercial Services	2,181,651	5.0%
Computers	1,120,715	2.6%
Cosmetics/Personal Care	63,129	0.1%
Distribution/Wholesale	605,983	1.4%
Diversified Financial Services	1,668,575	3.8%
Electrical Components & Equipment	814,286	1.9%
Electronics	1,573,222	3.6%
Engineering & Construction	120,431	0.3%
Entertainment	397,824	0.9%
Environmental Control	394,481	0.9%
Food	876,518	2.0%
Forest Products & Paper	261,277	0.6%
Hand/Machine Tools	215,636	0.5%
Healthcare - Products	2,257,330	5.2%
Healthcare - Services	409,098	0.9%
Home Builders	729,286	1.7%
Home Furnishings	391,682	0.9%
Household Products/Wares	390,579	0.9%
Housewares	411,864	0.9%
Insurance	131,571	0.3%
Internet	1,706,010	3.9%
Investment Companies	225,925	0.5%
Iron/Steel	28,418	0.1%
Leisure Time	742,636	1.7%
Machinery - Diversified	940,362	2.2%
Media	16,331	NM
Metal Fabricate/Hardware	200,438	0.5%
Mining	284,124	0.7%
Miscellaneous Manufacturing	1,430,672	3.3%
Office Furnishings	100,232	0.2%
Oil & Gas	1,175,070	2.7%
Oil & Gas Services	555,514	1.3%
Pharmaceuticals	1,363,371	3.1%
Real Estate	116,007	0.3%
REIT	3,164,955	7.1%
Retail	2,771,445	6.3%
Savings & Loans	285,021	0.7%
Savings&Loans	109,224	0.3%
Semiconductors	2,101,093	4.8%
Software	1,767,943	4.0%
Telecommunications	1,034,060	2.4%
Textiles	87,922	0.2%
Transportation	757,707	1.7%
Water	81,219	0.2%
Other**	(179,394)	(0.4)%
Total	$43,660,673	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                                 Not meaningful, amount is less than 0.05%.

REIT                            Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

September 30, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Asia 30 ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.5%)
AU Optronics Corp.*ADR (Electronics)	159,960	$583,854
Baidu, Inc.*ADR (Internet)	11,005	1,707,756
BHP Billiton, Ltd.ADR (Mining)	26,350	1,752,275
China Life Insurance Co., Ltd.ADR (Insurance)	40,300	1,566,058
China Mobile, Ltd.ADR (Telecommunications)	27,590	1,556,904
China Unicom, Ltd.ADR (Telecommunications)	65,720	1,013,402
CNOOC, Ltd.ADR (Oil & Gas)	8,680	1,751,624
Ctrip.com International, Ltd.*ADR (Internet)	22,940	1,340,384
Doctor Reddy’s LabADR (Pharmaceuticals)	29,915	1,130,488
HDFC Bank, Ltd.ADR (Banks)	33,325	1,025,743
Home Inns & Hotels Management, Inc.*ADR (Lodging)	32,085	1,065,222
ICICI Bank, Ltd.ADR (Banks)	28,675	874,014
Infosys Technologies, Ltd.ADR (Computers)	29,760	1,431,754
KB Financial Group, Inc.ADR (Diversified Financial Services)	31,310	1,096,476
Korea Electric Power Corp.*ADR (Electric)	86,645	1,216,496
KT Corp.ADR (Telecommunications)	40,920	686,228
LG Display Co., Ltd.*ADR (Electronics)	77,500	924,575
Melco Crown Entertainment, Ltd.*ADR (Lodging)	63,395	2,017,863
Mindray Medical International, Ltd.ADR (Healthcare - Products)	28,675	1,115,171
Netease.com, Inc.ADR (Internet)	23,870	1,733,200
New Oriental Education & Technology Group, Inc.ADR (Commercial Services)	53,475	1,331,528
PetroChina Co., Ltd.ADR (Oil & Gas)	17,205	1,891,689
POSCOADR (Iron/Steel)	15,965	1,175,663
Qihoo 360 Technology Co., Ltd.*ADR (Internet)	3,720	309,504
Sesa Sterlite, Ltd.*ADR (Mining)	71,610	807,045
SK Telecom Co., Ltd.ADR (Telecommunications)	59,210	1,344,067
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors)	125,240	2,124,070
Tata Motors, Ltd.ADR (Auto Manufacturers)	43,400	1,155,308
Trina Solar, Ltd.*ADR (Energy - Alternate Sources)	81,375	1,258,058
Yingli Green Energy Holding Co., Ltd.*ADR (Electrical Components & Equipment)	166,005	1,152,075
TOTAL COMMON STOCKS (Cost $19,092,798)		38,138,494

	Principal Amount	Value
Repurchase Agreements(a) (0.5%)
Repurchase Agreements with various counterparties, rates 0.01%-0.04%, dated 9/30/13, due 10/1/13, total to be received $185,000	$185,000	$185,000
TOTAL REPURCHASE AGREEMENTS (Cost $185,000)		185,000
TOTAL INVESTMENT SECURITIES (Cost $19,277,798) - 100.0%		$38,323,494
Net other assets (liabilities) - NM		17,720

NET ASSETS - 100.0%		$38,341,214

*                                         Non-income producing security

(a)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR              American Depositary Receipt

NM                 Not meaningful, amount is less than 0.05%.

ProFund VP Asia 30 invested in the following industries as of September 30, 2013:

	Value	% of Net Assets
Auto Manufacturers	$1,155,308	3.0%
Banks	1,899,758	5.0%
Commercial Services	1,331,528	3.5%
Computers	1,431,754	3.7%
Diversified Financial Services	1,096,476	2.9%
Electric	1,216,496	3.2%
Electrical Components & Equipment	1,152,075	3.0%
Electronics	1,508,429	3.9%
Energy - Alternate Sources	1,258,058	3.3%
Healthcare - Products	1,115,171	2.9%
Insurance	1,566,058	4.1%
Internet	5,090,844	13.3%
Iron/Steel	1,175,663	3.1%
Lodging	3,083,084	8.0%
Mining	2,559,320	6.7%
Oil & Gas	3,643,313	9.5%
Pharmaceuticals	1,130,488	2.9%
Semiconductors	2,124,070	5.5%
Telecommunications	4,600,601	12.0%
Other**	202,720	0.5%
Total	$38,341,214	100.0%

ProFund VP Asia 30 invested in securities with exposure to the following countries as of September 30, 2013:

	Value	% of Net Assets
Australia	$1,752,275	4.6%
China	20,810,438	54.2%
India	6,424,352	16.8%
South Korea	6,443,505	16.8%
Taiwan	2,707,924	7.1%
Other**	202,720	0.5%
Total	$38,341,214	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Europe 30 ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.4%)
Anheuser-Busch InBev N.V.ADR (Beverages)	16,676	$1,654,259
ArcelorMittalNYS (Iron/Steel)	30,699	419,655
ARM Holdings PLCADR (Semiconductors)	43,206	2,079,073
ASML Holding N.V.NYS (Semiconductors)	14,781	1,459,772
AstraZeneca PLCADR (Pharmaceuticals)	17,813	925,029
Banco Santander S.A.ADR (Banks)	151,979	1,241,668
Barclays PLCADR (Banks)	58,745	1,001,015
BHP Billiton PLCADR (Mining)	20,845	1,226,936
BP PLCADR (Oil & Gas)	28,425	1,194,703
Diageo PLCADR (Beverages)	6,064	770,613
Elan Corp. PLCADR (Pharmaceuticals)	56,092	873,913
Eni SpAADR (Oil & Gas)	20,845	959,495
GlaxoSmithKline PLCADR (Pharmaceuticals)	17,055	855,649
HSBC Holdings PLCADR (Banks)	36,005	1,953,632
ING Groep N.V.*ADR (Insurance)	94,750	1,075,413
Koninklijke Phillips Electronics N.V.NYS (Electronics)	29,183	941,152
Nokia, Corp.*ADR (Telecommunications)	92,097	599,551
Rio Tinto PLCADR (Mining)	23,877	1,164,243
Royal Dutch Shell PLC - Class AADR (Oil & Gas)	25,772	1,692,706
Sanofi-AventisADR (Pharmaceuticals)	25,772	1,304,836
SAP AGADR (Software)	17,813	1,316,737
Shire Pharmaceuticals Group PLCADR (Pharmaceuticals)	8,717	1,045,081
Siemens AGADR (Miscellaneous Manufacturing)	12,128	1,461,545
Statoil ASAADR (Oil & Gas)	38,279	868,168
Telefonaktiebolaget LM EricssonADR (Telecommunications)	88,686	1,183,958
Telefonica S.A.*ADR (Telecommunications)	57,987	897,639
Tenaris S.A.ADR (Metal Fabricate/Hardware)	20,087	939,670
Total S.A.ADR (Oil & Gas)	31,078	1,800,038
Unilever N.V.NYS (Food)	28,425	1,072,191
Vodafone Group PLCADR (Telecommunications)	52,302	1,839,984
TOTAL COMMON STOCKS (Cost $23,789,587)		35,818,324

	Principal Amount	Value
Repurchase Agreements(a) (0.4%)
Repurchase Agreements with various counterparties, rates 0.01%-0.04%, dated 9/30/13, due 10/1/13, total to be received $129,000	$129,000	$129,000
TOTAL REPURCHASE AGREEMENTS (Cost $129,000)		129,000
TOTAL INVESTMENT SECURITIES (Cost $23,918,587) - 100.8%		35,947,324
Net other assets (liabilities) - (0.8)%		(277,693)

NET ASSETS - 100.0%		$35,669,631

*                                         Non-income producing security

(a)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR              American Depositary Receipt

NYS               New York Shares

ProFund VP Europe 30 invested in the following industries as of September 30, 2013:

	Value	% of Net Assets
Banks	$4,196,315	11.8%
Beverages	2,424,872	6.8%
Electronics	941,152	2.6%
Food	1,072,191	3.0%
Insurance	1,075,413	3.0%
Iron/Steel	419,655	1.2%
Metal Fabricate/Hardware	939,670	2.6%
Mining	2,391,179	6.7%
Miscellaneous Manufacturing	1,461,545	4.1%
Oil & Gas	6,515,109	18.3%
Pharmaceuticals	5,004,509	14.0%
Semiconductors	3,538,844	9.9%
Software	1,316,737	3.7%
Telecommunications	4,521,133	12.7%
Other**	(148,693)	(0.4)%
Total	$35,669,631	100.0%

ProFund VP Europe 30 invested in securities with exposure to the following countries as of September 30, 2013:

	Value	% of Net Assets
Belgium	$1,654,259	4.6%
Finland	599,551	1.7%
France	3,104,874	8.7%
Germany	2,778,282	7.8%
Ireland	1,918,994	5.4%
Italy	959,495	2.7%
Luxembourg	1,359,325	3.8%
Netherlands	6,241,234	17.5%
Norway	868,168	2.4%
Spain	2,139,307	6.0%
Sweden	1,183,958	3.3%
United Kingdom	13,010,877	36.5%
Other**	(148,693)	(0.4)%
Total	$35,669,631	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2013  ::  Schedule of Portfolio Investments :: ProFund VP International ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (99.5%)
Repurchase Agreements with various counterparties, rates 0.01%-0.04%, dated 9/30/13, due 10/1/13, total to be received $10,371,006	$10,371,000	$10,371,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,371,000)		10,371,000
TOTAL INVESTMENT SECURITIES (Cost $10,371,000) - 99.5%		10,371,000
Net other assets (liabilities) - 0.5%		53,674

NET ASSETS - 100.0%		$10,424,674

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2013, the aggregate amount held in a segregated account was $1,292,000.

(b)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index	$5,190,124	$(34,203)
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index	5,222,076	(33,587)
		$(67,790)

See accompanying notes to schedules of portfolio investments.

September 30, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Emerging Markets ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (72.4%)
Advanced Semiconductor Engineering, Inc.ADR (Semiconductors)	26,320	$125,810
America Movil S.A.B. de C.V.ADR (Telecommunications)	47,235	935,725
AngloGold Ashanti, Ltd.ADR (Mining)	8,460	112,349
Baidu, Inc.*ADR (Internet)	5,875	911,683
BRF-Brazil Foods S.A.ADR (Food)	14,100	345,873
Cemex S.A.B. de C.V.*ADR (Building Materials)	24,910	278,494
China Life Insurance Co., Ltd.ADR (Insurance)	10,810	420,077
China Mobile, Ltd.ADR (Telecommunications)	23,030	1,299,583
China Petroleum and Chemical Corp.ADR (Oil & Gas)	5,640	441,556
China Telecom Corp., Ltd.ADR (Telecommunications)	3,055	151,009
China Unicom, Ltd.ADR (Telecommunications)	9,870	152,195
Chunghwa Telecom Co., Ltd.ADR (Telecommunications)	8,460	267,167
CNOOC, Ltd.ADR (Oil & Gas)	3,525	711,344
Companhia de Bebidas das Americas (AmBev)ADR (Beverages)	3,525	136,418
Ctrip.com International, Ltd.*ADR (Internet)	2,820	164,773
Ecopetrol S.A.ADR (Oil & Gas)	5,405	248,630
Embraer S.A.ADR (Aerospace/Defense)	3,525	114,457
Enersis S.A.ADR (Electric)	8,460	135,868
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA)ADR (Beverages)	4,230	410,691
Grupo Televisa S.A.ADR (Media)	8,460	236,457
HDFC Bank, Ltd.ADR (Banks)	8,460	260,399
ICICI Bank, Ltd.ADR (Banks)	6,110	186,233
Infosys Technologies, Ltd.ADR (Computers)	10,575	508,762
KB Financial Group, Inc.ADR (Diversified Financial Services)	8,460	296,269
Korea Electric Power Corp.*ADR (Electric)	11,280	158,371
LG Display Co., Ltd.*ADR (Electronics)	9,635	114,946
Mobile TeleSystemsADR (Telecommunications)	11,045	245,862
Netease.com, Inc.ADR (Internet)	1,645	119,443
PetroChina Co., Ltd.ADR (Oil & Gas)	4,700	516,765
Petroleo Brasileiro S.A.ADR (Oil & Gas)	32,665	505,980
Philippine Long Distance Telephone Co.ADR (Telecommunications)	1,880	127,539
POSCOADR (Iron/Steel)	6,815	501,857
PT Telekomunikasi IndonesiaADR (Telecommunications)	4,935	179,190
Qihoo 360 Technology Co., Ltd.*ADR (Internet)	1,645	136,864
Sasol, Ltd.ADR (Chemicals)	11,045	527,840
Shinhan Financial Group Co., Ltd.ADR (Diversified Financial Services)	10,340	418,769
SK Telecom Co., Ltd.ADR (Telecommunications)	7,755	176,039
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors)	80,840	1,371,046
Ultrapar Participacoes S.A.ADR (Chemicals)	9,165	225,367
United Microelectronics Corp.ADR (Semiconductors)	52,170	107,470
Vale S.A.ADR (Iron/Steel)	28,670	447,539
Wipro, Ltd.ADR (IT Consulting & Other Services)	12,925	132,611
TOTAL COMMON STOCKS (Cost $13,283,356)		14,865,320

Preferred Stocks (18.9%)
Banco Bradesco S.A.ADR (Banks)	46,295	642,575
Companhia Brasileira de Distribuicao Grupo Pao de AcucarADR (Food)	2,820	129,776
Companhia de Bebidas das Americas (AmBev)ADR (Beverages)	16,685	639,870
Gerdau S.A.ADR (Iron/Steel)	19,740	147,260
Itau Unibanco Holding S.A.ADR (Banks)	55,225	779,777
Petroleo Brasileiro S.A.ADR (Oil & Gas)	44,885	750,926
Telefonica Brasil S.A.ADR (Telecommunications)	6,345	142,382
Vale S.A.ADR (Iron/Steel)	46,295	657,852
TOTAL PREFERRED STOCKS (Cost $3,957,680)		3,890,418

	Principal Amount	Value
Repurchase Agreements(a)(b) (8.2%)
Repurchase Agreements with various counterparties, rates 0.01%-0.04%, dated 9/30/13, due 10/1/13, total to be received $1,690,001	$1,690,000	$1,690,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,690,000)		1,690,000
TOTAL INVESTMENT SECURITIES (Cost $18,931,036) - 99.5%		20,445,738
Net other assets (liabilities) - 0.5%		95,300

NET ASSETS - 100.0%		$20,541,038

*                                         Non-income producing security

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2013, the aggregate amount held in a segregated account was $350,000.

(b)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR                            American Depositary Receipt

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$441,368	$(2,427)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	1,205,773	(6,611)
		$(9,038)

See accompanying notes to schedules of portfolio investments.

ProFund VP Emerging Markets invested in the following industries as of September 30, 2013:

	Value	% of Net Assets
Aerospace/Defense	$114,457	0.6%
Banks	1,868,983	9.1%
Beverages	1,186,978	5.8%
Building Materials	278,494	1.4%
Chemicals	753,208	3.7%
Computers	508,763	2.5%
Diversified Financial Services	715,039	3.5%
Electric	294,239	1.4%
Electronics	114,946	0.6%
Food	475,649	2.3%
Insurance	420,077	2.0%
Internet	1,332,763	6.5%
Iron/Steel	1,754,508	8.5%
IT Consulting & Other Services	132,611	0.6%
Media	236,457	1.2%
Mining	112,349	0.5%
Oil & Gas	3,175,202	15.5%
Semiconductors	1,604,326	7.8%
Telecommunications	3,676,689	17.8%
Other**	1,785,300	8.7%
Total	$20,541,038	100.0%

ProFund VP Emerging Markets invested in securities with exposure to the following countries as of September 30, 2013:

	Value	% of Net Assets
Brazil	$5,666,052	27.5%
Chile	135,868	0.7%
China	5,025,292	24.5%
Colombia	248,630	1.2%
India	1,088,005	5.3%
Indonesia	179,190	0.9%
Mexico	1,861,367	9.1%
Philippines	127,539	0.6%
Russia	245,862	1.2%
South Africa	640,189	3.1%
South Korea	1,666,251	8.1%
Taiwan	1,871,493	9.1%
Other**	1,785,300	8.7%
Total	$20,541,038	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Japan ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a) (95.8%)
Repurchase Agreements with various counterparties, rates 0.01%-0.04%, dated 9/30/13, due 10/1/13, total to be received $15,095,008	$15,095,000	$15,095,000
TOTAL REPURCHASE AGREEMENTS (Cost $15,095,000)		15,095,000
TOTAL INVESTMENT SECURITIES (Cost $15,095,000) - 95.8%		15,095,000
Net other assets (liabilities) - 4.2%		653,581

NET ASSETS - 100.0%		$15,748,581

(a)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
Nikkei 225 Futures Contracts expiring 12/13/13 (Underlying notional amount at value $15,738,000)	215	$246,713

See accompanying notes to schedules of portfolio investments.

September 30, 2013  ::  Schedule of Portfolio Investments :: ProFund VP UltraBull ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (53.8%)
3M Co. (Miscellaneous Manufacturing)	1,431	$170,876
Abbott Laboratories (Pharmaceuticals)	3,402	112,912
AbbVie, Inc. (Pharmaceuticals)	3,483	155,795
Abercrombie & Fitch Co. - Class A (Retail)	162	5,730
Accenture PLC - Class A (Computers)	1,404	103,391
ACE, Ltd. (Insurance)	756	70,731
Actavis, Inc.* (Pharmaceuticals)	342	49,248
Adobe Systems, Inc.* (Software)	1,026	53,290
Aetna, Inc. (Healthcare - Services)	810	51,856
AFLAC, Inc. (Insurance)	1,026	63,602
Agilent Technologies, Inc. (Electronics)	729	37,362
AGL Resources, Inc. (Gas)	270	12,428
Air Products & Chemicals, Inc. (Chemicals)	459	48,916
Airgas, Inc. (Chemicals)	135	14,317
Akamai Technologies, Inc.* (Software)	378	19,543
Alcoa, Inc. (Mining)	2,349	19,074
Alexion Pharmaceuticals, Inc.* (Biotechnology)	432	50,181
Allegheny Technologies, Inc. (Iron/Steel)	243	7,416
Allergan, Inc. (Pharmaceuticals)	648	58,612
Allstate Corp. (Insurance)	1,026	51,864
Altera Corp. (Semiconductors)	702	26,086
Altria Group, Inc. (Agriculture)	4,401	151,174
Amazon.com, Inc.* (Internet)	810	253,238
Ameren Corp. (Electric)	540	18,814
American Electric Power, Inc. (Electric)	1,080	46,818
American Express Co. (Diversified Financial Services)	2,025	152,927
American International Group, Inc. (Insurance)	3,240	157,562
American Tower Corp. (REIT)	864	64,048
Ameriprise Financial, Inc. (Diversified Financial Services)	432	39,347
AmerisourceBergen Corp. (Pharmaceuticals)	513	31,344
Ametek, Inc. (Electrical Components & Equipment)	540	24,851
Amgen, Inc. (Biotechnology)	1,647	184,365
Amphenol Corp. - Class A (Electronics)	351	27,160
Anadarko Petroleum Corp. (Oil & Gas)	1,107	102,940
Analog Devices, Inc. (Semiconductors)	675	31,759
Aon PLC (Insurance)	675	50,247
Apache Corp. (Oil & Gas)	891	75,860
Apartment Investment and Management Co. - Class A (REIT)	324	9,053
Apple Computer, Inc. (Computers)	1,998	952,546
Applied Materials, Inc. (Semiconductors)	2,646	46,411
Archer-Daniels-Midland Co. (Agriculture)	1,458	53,713
Assurant, Inc. (Insurance)	162	8,764
AT&T, Inc. (Telecommunications)	11,664	394,477
Autodesk, Inc.* (Software)	486	20,009
Automatic Data Processing, Inc. (Commercial Services)	1,053	76,216
AutoNation, Inc.* (Retail)	135	7,043
AutoZone, Inc.* (Retail)	81	34,241
AvalonBay Communities, Inc. (REIT)	270	34,314
Avery Dennison Corp. (Household Products/Wares)	216	9,400
Avon Products, Inc. (Cosmetics/Personal Care)	945	19,467
Baker Hughes, Inc. (Oil & Gas Services)	972	47,725
Ball Corp. (Packaging & Containers)	324	14,541
Bank of America Corp. (Banks)	23,571	325,280
Bank of New York Mellon Corp. (Banks)	2,511	75,807
Bard (C.R.), Inc. (Healthcare - Products)	162	18,662
Baxter International, Inc. (Healthcare - Products)	1,188	78,040
BB&T Corp. (Banks)	1,539	51,941
Beam, Inc. (Beverages)	351	22,693
Becton, Dickinson & Co. (Healthcare - Products)	432	43,209
Bed Bath & Beyond, Inc.* (Retail)	486	37,597
Bemis Co., Inc. (Packaging & Containers)	216	8,426
Berkshire Hathaway, Inc. - Class B* (Insurance)	3,942	447,457
Best Buy Co., Inc. (Retail)	594	22,275
Biogen Idec, Inc.* (Biotechnology)	513	123,510
BlackRock, Inc. (Diversified Financial Services)	270	73,067
Boeing Co. (Aerospace/Defense)	1,512	177,660
BorgWarner, Inc. (Auto Parts & Equipment)	243	24,638
Boston Properties, Inc. (REIT)	324	34,636
Boston Scientific Corp.* (Healthcare - Products)	2,943	34,551
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,618	167,441
Broadcom Corp. - Class A (Semiconductors)	1,215	31,602
Brown-Forman Corp. - Class B (Beverages)	351	23,914
C.H. Robinson Worldwide, Inc. (Transportation)	351	20,906
CA, Inc. (Software)	729	21,629
Cablevision Systems Corp. NY - Class A (Media)	459	7,730
Cabot Oil & Gas Corp. (Oil & Gas)	918	34,260
Cameron International Corp.* (Oil & Gas Services)	540	31,520
Campbell Soup Co. (Food)	405	16,488
Capital One Financial Corp. (Banks)	1,296	89,087
Cardinal Health, Inc. (Pharmaceuticals)	756	39,425
CareFusion Corp.* (Healthcare - Products)	459	16,937
CarMax, Inc.* (Retail)	486	23,556
Carnival Corp. - Class A (Leisure Time)	972	31,726
Caterpillar, Inc. (Machinery - Construction & Mining)	1,404	117,051
CBRE Group, Inc. - Class A* (Real Estate)	621	14,364
CBS Corp. - Class B (Media)	1,242	68,509
Celgene Corp.* (Biotechnology)	891	137,152
CenterPoint Energy, Inc. (Gas)	945	22,652
CenturyLink, Inc. (Telecommunications)	1,323	41,516
Cerner Corp.* (Software)	648	34,052

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
CF Industries Holdings, Inc. (Chemicals)	135		$28,462
Chesapeake Energy Corp. (Oil & Gas)	1,107		28,649
Chevron Corp. (Oil & Gas)	4,239		515,038
Chipotle Mexican Grill, Inc.* (Retail)	81		34,725
CIGNA Corp. (Healthcare - Services)	621		47,730
Cincinnati Financial Corp. (Insurance)	324		15,280
Cintas Corp. (Textiles)	216		11,059
Cisco Systems, Inc. (Telecommunications)	11,772		275,700
Citigroup, Inc. (Banks)	6,669		323,513
Citrix Systems, Inc.* (Software)	405		28,597
Cliffs Natural Resources, Inc. (Iron/Steel)	324		6,642
Clorox Co. (Household Products/Wares)	297		24,271
CME Group, Inc. (Diversified Financial Services)	702		51,864
CMS Energy Corp. (Electric)	594		15,634
Coach, Inc. (Apparel)	621		33,863
Coca-Cola Co. (Beverages)	8,370		317,056
Coca-Cola Enterprises, Inc. (Beverages)	540		21,713
Cognizant Technology Solutions Corp.* (Computers)	648		53,214
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,944		115,279
Comcast Corp. - Class A (Media)	5,751		259,658
Comerica, Inc. (Banks)	405		15,921
Computer Sciences Corp. (Computers)	324		16,764
ConAgra Foods, Inc. (Food)	918		27,852
ConocoPhillips (Oil & Gas)	2,673		185,800
CONSOL Energy, Inc. (Coal)	513		17,262
Consolidated Edison, Inc. (Electric)	648		35,731
Constellation Brands, Inc.* (Beverages)	351		20,147
Corning, Inc. (Telecommunications)	3,213		46,878
Costco Wholesale Corp. (Retail)	945		108,788
Covidien PLC (Healthcare - Products)	999		60,879
Crown Castle International Corp.* (Telecommunications)	648		47,323
CSX Corp. (Transportation)	2,241		57,683
Cummins, Inc. (Machinery - Diversified)	378		50,225
CVS Caremark Corp. (Retail)	2,700		153,225
D.R. Horton, Inc. (Home Builders)	621		12,066
Danaher Corp. (Miscellaneous Manufacturing)	1,323		91,710
Darden Restaurants, Inc. (Retail)	297		13,748
DaVita, Inc.* (Healthcare - Services)	378		21,508
Deere & Co. (Machinery - Diversified)	837		68,123
Dell, Inc. (Computers)	3,213		44,243
Delphi Automotive PLC (Auto Parts & Equipment)	621		36,279
Delta Air Lines, Inc. (Airlines)	1,890		44,585
Denbury Resources, Inc.* (Oil & Gas)	810		14,912
DENTSPLY International, Inc. (Healthcare - Products)	324		14,065
Devon Energy Corp. (Oil & Gas)	837		48,345
Diamond Offshore Drilling, Inc. (Oil & Gas)	162		10,096
DIRECTV - Class A* (Media)	1,107		66,143
Discover Financial Services (Diversified Financial Services)	1,053		53,219
Discovery Communications, Inc. - Class A* (Media)	513		43,307
Dollar General Corp.* (Retail)	648		36,586
Dollar Tree, Inc.* (Retail)	486		27,780
Dominion Resources, Inc. (Electric)	1,269		79,286
Dover Corp. (Miscellaneous Manufacturing)	378		33,956
Dr. Pepper Snapple Group, Inc. (Beverages)	459		20,572
DTE Energy Co. (Electric)	378		24,940
Duke Energy Corp. (Electric)	1,539		102,774
Dun & Bradstreet Corp. (Software)	81		8,412
E*TRADE Financial Corp.* (Diversified Financial Services)	621		10,247
E.I. du Pont de Nemours & Co. (Chemicals)	2,025		118,584
Eastman Chemical Co. (Chemicals)	351		27,343
Eaton Corp. (Miscellaneous Manufacturing)	1,053		72,489
eBay, Inc.* (Internet)	2,565		143,101
Ecolab, Inc. (Chemicals)	594		58,663
Edison International (Electric)	702		32,334
Edwards Lifesciences Corp.* (Healthcare - Products)	243		16,920
Electronic Arts, Inc.* (Software)	675		17,246
Eli Lilly & Co. (Pharmaceuticals)	2,187		110,072
EMC Corp. (Computers)	4,563		116,630
Emerson Electric Co. (Electrical Components & Equipment)	1,566		101,320
Ensco PLC - Class AADR (Oil & Gas)	513		27,574
Entergy Corp. (Electric)	378		23,886
EOG Resources, Inc. (Oil & Gas)	594		100,552
EQT Corp. (Oil & Gas)	324		28,745
Equifax, Inc. (Commercial Services)	270		16,160
Equity Residential (REIT)	729		39,053
Exelon Corp. (Electric)	1,890		56,020
Expedia, Inc. (Internet)	243		12,585
Expeditors International of Washington, Inc. (Transportation)	459		20,224
Express Scripts Holding Co.* (Pharmaceuticals)	1,782		110,092
Exxon Mobil Corp. (Oil & Gas)	9,666		831,662
F5 Networks, Inc.* (Internet)	162		13,893
Family Dollar Stores, Inc. (Retail)	216		15,556
Fastenal Co. (Distribution/Wholesale)	594		29,849
FedEx Corp. (Transportation)	648		73,943
Fidelity National Information Services, Inc. (Software)	648		30,093
Fifth Third Bancorp (Banks)	1,944		35,070
First Horizon National Corp. (Banks)	—	(a)	3
First Solar, Inc.* (Semiconductors)	162		6,514
FirstEnergy Corp. (Electric)	918		33,461
Fiserv, Inc.* (Software)	297		30,012
FLIR Systems, Inc. (Electronics)	324		10,174
Flowserve Corp. (Machinery - Diversified)	297		18,530
Fluor Corp. (Engineering & Construction)	351		24,907
FMC Corp. (Chemicals)	297		21,301
FMC Technologies, Inc.* (Oil & Gas Services)	513		28,430
Ford Motor Co. (Auto Manufacturers)	8,640		145,757
Forest Laboratories, Inc.* (Pharmaceuticals)	513		21,951
Fossil Group, Inc.* (Distribution/Wholesale)	108		12,554
Franklin Resources, Inc. (Diversified Financial Services)	891		45,040
Freeport-McMoRan Copper & Gold, Inc. (Mining)	2,268		75,025
Frontier Communications Corp. (Telecommunications)	2,187		9,120

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
GameStop Corp. - Class A (Retail)	243	$12,065
Gannett Co., Inc. (Media)	513	13,743
Garmin, Ltd. (Electronics)	270	12,201
General Dynamics Corp. (Aerospace/Defense)	729	63,802
General Electric Co. (Miscellaneous Manufacturing)	22,329	533,440
General Mills, Inc. (Food)	1,404	67,280
General Motors Co.* (Auto Manufacturers)	2,052	73,810
Genuine Parts Co. (Distribution/Wholesale)	351	28,392
Genworth Financial, Inc. - Class A* (Insurance)	1,080	13,813
Gilead Sciences, Inc.* (Biotechnology)	3,348	210,388
Google, Inc. - Class A* (Internet)	621	543,941
H & R Block, Inc. (Commercial Services)	594	15,836
Halliburton Co. (Oil & Gas Services)	1,863	89,703
Harley-Davidson, Inc. (Leisure Time)	486	31,221
Harman International Industries, Inc. (Home Furnishings)	162	10,729
Harris Corp. (Telecommunications)	243	14,410
Hartford Financial Services Group, Inc. (Insurance)	999	31,089
Hasbro, Inc. (Toys/Games/Hobbies)	243	11,455
HCP, Inc. (REIT)	999	40,909
Health Care REIT, Inc. (REIT)	621	38,738
Helmerich & Payne, Inc. (Oil & Gas)	243	16,755
Hess Corp. (Oil & Gas)	621	48,028
Hewlett-Packard Co. (Computers)	4,212	88,368
Honeywell International, Inc. (Electronics)	1,728	143,494
Hormel Foods Corp. (Food)	297	12,510
Hospira, Inc.* (Healthcare - Products)	351	13,766
Host Hotels & Resorts, Inc. (REIT)	1,647	29,102
Hudson City Bancorp, Inc. (Savings & Loans)	1,053	9,530
Humana, Inc. (Healthcare - Services)	351	32,759
Huntington Bancshares, Inc. (Banks)	1,809	14,942
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	891	67,957
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	594	38,574
Integrys Energy Group, Inc. (Electric)	162	9,054
Intel Corp. (Semiconductors)	10,935	250,630
IntercontinentalExchange, Inc.* (Diversified Financial Services)	162	29,390
International Business Machines Corp. (Computers)	2,268	419,988
International Flavors & Fragrances, Inc. (Chemicals)	189	15,555
International Game Technology (Entertainment)	567	10,733
International Paper Co. (Forest Products & Paper)	972	43,545
Intuit, Inc. (Software)	648	42,969
Intuitive Surgical, Inc.* (Healthcare - Products)	81	30,478
Invesco, Ltd. (Diversified Financial Services)	972	31,007
Iron Mountain, Inc. (Commercial Services)	378	10,214
J.C. Penney Co., Inc.* (Retail)	756	6,668
J.P. Morgan Chase & Co. (Banks)	8,262	427,064
Jabil Circuit, Inc. (Electronics)	405	8,780
Jacobs Engineering Group, Inc.* (Engineering & Construction)	297	17,279
JDS Uniphase Corp.* (Telecommunications)	513	7,546
Johnson & Johnson (Pharmaceuticals)	6,183	536,005
Johnson Controls, Inc. (Auto Parts & Equipment)	1,512	62,748
Joy Global, Inc. (Machinery - Construction & Mining)	243	12,403
Juniper Networks, Inc.* (Telecommunications)	1,107	21,985
Kansas City Southern Industries, Inc. (Transportation)	243	26,574
Kellogg Co. (Food)	567	33,300
KeyCorp (Banks)	1,998	22,777
Kimberly-Clark Corp. (Household Products/Wares)	837	78,862
Kimco Realty Corp. (REIT)	891	17,980
Kinder Morgan, Inc. (Pipelines)	1,485	52,821
KLA-Tencor Corp. (Semiconductors)	351	21,358
Kohls Corp. (Retail)	459	23,753
Kraft Foods Group, Inc. (Food)	1,296	67,961
Kroger Co. (Food)	1,134	45,746
L Brands, Inc. (Retail)	540	32,994
L-3 Communications Holdings, Inc. (Aerospace/Defense)	189	17,861
Laboratory Corp. of America Holdings* (Healthcare - Services)	189	18,737
Lam Research Corp.* (Semiconductors)	351	17,968
Legg Mason, Inc. (Diversified Financial Services)	243	8,126
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	324	9,769
Lennar Corp. - Class A (Home Builders)	351	12,425
Leucadia National Corp. (Holding Companies - Diversified)	675	18,387
Life Technologies Corp.* (Biotechnology)	378	28,286
Lincoln National Corp. (Insurance)	567	23,808
Linear Technology Corp. (Semiconductors)	513	20,346
Lockheed Martin Corp. (Aerospace/Defense)	594	75,765
Loews Corp. (Insurance)	675	31,550
Lorillard, Inc. (Agriculture)	810	36,272
Lowe’s Cos., Inc. (Retail)	2,295	109,265
LSI Logic Corp. (Semiconductors)	1,188	9,290
LyondellBasell Industries N.V. - Class A (Chemicals)	972	71,180
M&T Bank Corp. (Banks)	297	33,240
Macy’s, Inc. (Retail)	837	36,217
Marathon Oil Corp. (Oil & Gas)	1,566	54,622
Marathon Petroleum Corp. (Oil & Gas)	675	43,416
Marriott International, Inc. - Class A (Lodging)	486	20,452
Marsh & McLennan Cos., Inc. (Insurance)	1,215	52,913
Masco Corp. (Building Materials)	783	16,662
MasterCard, Inc. - Class A (Commercial Services)	216	145,320
Mattel, Inc. (Toys/Games/Hobbies)	756	31,646
McCormick & Co., Inc. (Food)	297	19,216
McDonald’s Corp. (Retail)	2,187	210,411
McGraw Hill Financial, Inc. (Commercial Services)	594	38,961

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
McKesson Corp. (Pharmaceuticals)	513	$65,818
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	432	32,080
MeadWestvaco Corp. (Forest Products & Paper)	378	14,508
Medtronic, Inc. (Healthcare - Products)	2,187	116,458
Merck & Co., Inc. (Pharmaceuticals)	6,426	305,942
MetLife, Inc. (Insurance)	2,457	115,357
Microchip Technology, Inc. (Semiconductors)	432	17,405
Micron Technology, Inc.* (Semiconductors)	2,268	39,622
Microsoft Corp. (Software)	16,632	554,012
Molex, Inc. (Electrical Components & Equipment)	297	11,440
Molson Coors Brewing Co. - Class B (Beverages)	351	17,596
Mondelez International, Inc. - Class A (Food)	3,915	123,008
Monsanto Co. (Chemicals)	1,161	121,174
Monster Beverage Corp.* (Beverages)	297	15,518
Moody’s Corp. (Commercial Services)	432	30,383
Morgan Stanley Dean Witter & Co. (Banks)	3,051	82,224
Motorola Solutions, Inc. (Telecommunications)	513	30,462
Murphy Oil Corp. (Oil & Gas)	378	22,801
Mylan Laboratories, Inc.* (Pharmaceuticals)	837	31,948
Nabors Industries, Ltd. (Oil & Gas)	567	9,106
NASDAQ Stock Market, Inc. (Diversified Financial Services)	243	7,798
National Oilwell Varco, Inc. (Oil & Gas Services)	945	73,814
Neilsen Holdings N.V. (Media)	459	16,731
NetApp, Inc. (Computers)	756	32,221
Netflix, Inc.* (Internet)	135	41,743
Newell Rubbermaid, Inc. (Housewares)	621	17,078
Newfield Exploration Co.* (Oil & Gas)	297	8,129
Newmont Mining Corp. (Mining)	1,080	30,348
News Corp. - Class A* (Media)	1,080	17,345
NextEra Energy, Inc. (Electric)	945	75,751
NIKE, Inc. - Class B (Apparel)	1,647	119,638
NiSource, Inc. (Gas)	675	20,851
Noble Corp. (Oil & Gas)	567	21,416
Noble Energy, Inc. (Oil & Gas)	783	52,469
Nordstrom, Inc. (Retail)	324	18,209
Norfolk Southern Corp. (Transportation)	675	52,211
Northeast Utilities System (Electric)	702	28,958
Northern Trust Corp. (Banks)	486	26,434
Northrop Grumman Corp. (Aerospace/Defense)	513	48,868
NRG Energy, Inc. (Electric)	702	19,186
Nucor Corp. (Iron/Steel)	702	34,413
NVIDIA Corp. (Semiconductors)	1,269	19,746
NYSE Euronext (Diversified Financial Services)	540	22,669
Occidental Petroleum Corp. (Oil & Gas)	1,755	164,163
Omnicom Group, Inc. (Advertising)	567	35,971
ONEOK, Inc. (Pipelines)	459	24,474
Oracle Corp. (Software)	7,830	259,721
O’Reilly Automotive, Inc.* (Retail)	243	31,004
Owens-Illinois, Inc.* (Packaging & Containers)	351	10,537
PACCAR, Inc. (Auto Manufacturers)	783	43,582
Pall Corp. (Miscellaneous Manufacturing)	243	18,721
Parker Hannifin Corp. (Miscellaneous Manufacturing)	324	35,225
Patterson Cos., Inc. (Healthcare - Products)	189	7,598
Paychex, Inc. (Commercial Services)	702	28,529
Peabody Energy Corp. (Coal)	594	10,247
Pentair, Ltd. (Miscellaneous Manufacturing)	432	28,054
People’s United Financial, Inc. (Savings & Loans)	702	10,094
Pepco Holdings, Inc. (Electric)	540	9,968
PepsiCo, Inc. (Beverages)	3,375	268,313
PerkinElmer, Inc. (Electronics)	243	9,173
Perrigo Co. (Pharmaceuticals)	216	26,650
PetSmart, Inc. (Retail)	216	16,472
Pfizer, Inc. (Pharmaceuticals)	14,526	417,042
PG&E Corp. (Electric)	972	39,774
Philip Morris International, Inc. (Agriculture)	3,564	308,606
Phillips 66 (Oil & Gas)	1,350	78,057
Pinnacle West Capital Corp. (Electric)	243	13,302
Pioneer Natural Resources Co. (Oil & Gas)	297	56,074
Pitney Bowes, Inc. (Office/Business Equipment)	432	7,858
Plum Creek Timber Co., Inc. (REIT)	351	16,437
PNC Financial Services Group (Banks)	1,161	84,114
PPG Industries, Inc. (Chemicals)	324	54,127
PPL Corp. (Electric)	1,377	41,833
Praxair, Inc. (Chemicals)	648	77,896
Precision Castparts Corp. (Metal Fabricate/Hardware)	324	73,626
Priceline.com, Inc.* (Internet)	108	109,183
Principal Financial Group, Inc. (Insurance)	594	25,435
Procter & Gamble Co. (Cosmetics/Personal Care)	6,021	455,128
Progressive Corp. (Insurance)	1,215	33,084
Prologis, Inc. (REIT)	1,107	41,645
Prudential Financial, Inc. (Insurance)	1,026	80,007
Public Service Enterprise Group, Inc. (Electric)	1,107	36,454
Public Storage, Inc. (REIT)	324	52,018
PulteGroup, Inc. (Home Builders)	756	12,474
PVH Corp. (Retail)	189	22,432
QEP Resources, Inc. (Oil & Gas)	405	11,214
Qualcomm, Inc. (Semiconductors)	3,753	252,801
Quanta Services, Inc.* (Commercial Services)	459	12,627
Quest Diagnostics, Inc. (Healthcare - Services)	324	20,020
Ralph Lauren Corp. (Apparel)	135	22,239
Range Resources Corp. (Oil & Gas)	351	26,637
Raytheon Co. (Aerospace/Defense)	702	54,103
Red Hat, Inc.* (Software)	405	18,687
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	162	50,685
Regions Financial Corp. (Banks)	3,051	28,252
Republic Services, Inc. (Environmental Control)	594	19,816
Reynolds American, Inc. (Agriculture)	702	34,244
Robert Half International, Inc. (Commercial Services)	297	11,592
Rockwell Automation, Inc. (Machinery - Diversified)	297	31,761

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Rockwell Collins, Inc. (Aerospace/Defense)	297	$20,154
Roper Industries, Inc. (Machinery - Diversified)	216	28,700
Ross Stores, Inc. (Retail)	486	35,381
Rowan Cos. PLC - Class A* (Oil & Gas)	270	9,914
Ryder System, Inc. (Transportation)	108	6,448
Safeway, Inc. (Food)	540	17,275
Salesforce.com, Inc.* (Software)	1,215	63,071
SanDisk Corp. (Computers)	540	32,135
SCANA Corp. (Electric)	297	13,674
Schlumberger, Ltd. (Oil & Gas Services)	2,916	257,659
Scripps Networks Interactive - Class A (Media)	243	18,981
Seagate Technology PLC (Computers)	675	29,525
Sealed Air Corp. (Packaging & Containers)	432	11,746
Sempra Energy (Gas)	486	41,601
Sherwin-Williams Co. (Chemicals)	189	34,432
Sigma-Aldrich Corp. (Chemicals)	270	23,031
Simon Property Group, Inc. (REIT)	675	100,055
SLM Corp. (Diversified Financial Services)	945	23,531
Snap-on, Inc. (Hand/Machine Tools)	135	13,433
Southern Co. (Electric)	1,917	78,941
Southwest Airlines Co. (Airlines)	1,539	22,408
Southwestern Energy Co.* (Oil & Gas)	783	28,486
Spectra Energy Corp. (Pipelines)	1,458	49,907
St. Jude Medical, Inc. (Healthcare - Products)	621	33,310
Stanley Black & Decker, Inc. (Hand/Machine Tools)	351	31,790
Staples, Inc. (Retail)	1,458	21,360
Starbucks Corp. (Retail)	1,647	126,770
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	432	28,706
State Street Corp. (Banks)	972	63,909
Stericycle, Inc.* (Environmental Control)	189	21,811
Stryker Corp. (Healthcare - Products)	648	43,798
SunTrust Banks, Inc. (Banks)	1,188	38,515
Symantec Corp. (Internet)	1,539	38,090
Sysco Corp. (Food)	1,296	41,252
T. Rowe Price Group, Inc. (Diversified Financial Services)	567	40,784
Target Corp. (Retail)	1,377	88,100
TE Connectivity, Ltd. (Electronics)	918	47,534
TECO Energy, Inc. (Electric)	459	7,592
Tenet Healthcare Corp.* (Healthcare - Services)	216	8,897
Teradata Corp.* (Computers)	351	19,459
Teradyne, Inc.* (Semiconductors)	432	7,137
Tesoro Petroleum Corp. (Oil & Gas)	297	13,062
Texas Instruments, Inc. (Semiconductors)	2,403	96,769
Textron, Inc. (Miscellaneous Manufacturing)	621	17,146
The ADT Corp. (Commercial Services)	432	17,564
The AES Corp. (Electric)	1,350	17,942
The Charles Schwab Corp. (Diversified Financial Services)	2,538	53,653
The Chubb Corp. (Insurance)	567	50,610
The Dow Chemical Co. (Chemicals)	2,646	101,606
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	567	39,633
The Gap, Inc. (Retail)	594	23,926
The Goldman Sachs Group, Inc. (Banks)	918	145,237
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	540	12,123
The Hershey Co. (Food)	324	29,970
The Home Depot, Inc. (Retail)	3,132	237,562
The Interpublic Group of Cos., Inc. (Advertising)	918	15,771
The JM Smucker Co. - Class A (Food)	243	25,525
The Macerich Co. (REIT)	297	16,763
The Mosaic Co. (Chemicals)	756	32,523
The Travelers Cos., Inc. (Insurance)	810	68,664
The Williams Cos., Inc. (Pipelines)	1,512	54,977
Thermo Fisher Scientific, Inc. (Electronics)	783	72,153
Tiffany & Co. (Retail)	243	18,619
Time Warner Cable, Inc. (Media)	621	69,304
Time Warner, Inc. (Media)	2,025	133,265
TJX Cos., Inc. (Retail)	1,566	88,307
Torchmark Corp. (Insurance)	189	13,674
Total System Services, Inc. (Commercial Services)	378	11,121
TripAdvisor, Inc.* (Internet)	243	18,429
Twenty-First Century Fox, Inc. - Class A (Media)	4,347	145,624
Tyco International, Ltd. (Electronics)	1,026	35,889
Tyson Foods, Inc. - Class A (Food)	621	17,562
U.S. Bancorp (Banks)	4,023	147,161
Union Pacific Corp. (Transportation)	1,026	159,379
United Parcel Service, Inc. - Class B (Transportation)	1,593	145,552
United States Steel Corp. (Iron/Steel)	324	6,671
United Technologies Corp. (Aerospace/Defense)	1,863	200,869
UnitedHealth Group, Inc. (Healthcare - Services)	2,241	160,479
UnumProvident Corp. (Insurance)	567	17,259
Urban Outfitters, Inc.* (Retail)	243	8,935
V.F. Corp. (Apparel)	189	37,620
Valero Energy Corp. (Oil & Gas)	1,188	40,570
Varian Medical Systems, Inc.* (Healthcare - Products)	243	18,159
Ventas, Inc. (REIT)	648	39,852
VeriSign, Inc.* (Internet)	297	15,114
Verizon Communications, Inc. (Telecommunications)	6,291	293,538
Vertex Pharmaceuticals, Inc.* (Biotechnology)	513	38,896
Viacom, Inc. - Class B (Media)	945	78,983
Visa, Inc. - Class A (Commercial Services)	1,134	216,708
Vornado Realty Trust (REIT)	378	31,775
Vulcan Materials Co. (Mining)	297	15,388
W.W. Grainger, Inc. (Distribution/Wholesale)	135	35,330
Walgreen Co. (Retail)	1,917	103,135
Wal-Mart Stores, Inc. (Retail)	3,564	263,593
Walt Disney Co. (Media)	3,645	235,066
Washington Post Co. - Class B (Media)	27	16,506
Waste Management, Inc. (Environmental Control)	945	38,971
Waters Corp.* (Electronics)	189	20,074
WellPoint, Inc. (Healthcare - Services)	648	54,179
Wells Fargo & Co. (Banks)	10,611	438,448
Western Digital Corp. (Computers)	459	29,101

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Western Union Co. (Commercial Services)	1,215	$22,672
Weyerhaeuser Co. (REIT)	1,269	36,331
Whirlpool Corp. (Home Furnishings)	162	23,724
Whole Foods Market, Inc. (Food)	810	47,385
Windstream Holdings, Inc. (Telecommunications)	1,296	10,368
Wisconsin Energy Corp. (Electric)	486	19,625
WPX Energy, Inc.* (Oil & Gas)	432	8,320
Wyndham Worldwide Corp. (Lodging)	297	18,108
Wynn Resorts, Ltd. (Lodging)	189	29,864
Xcel Energy, Inc. (Electric)	1,080	29,819
Xerox Corp. (Office/Business Equipment)	2,538	26,116
Xilinx, Inc. (Semiconductors)	594	27,835
XL Group PLC (Insurance)	621	19,139
Xylem, Inc. (Machinery - Diversified)	405	11,312
Yahoo!, Inc.* (Internet)	2,079	68,940
YUM! Brands, Inc. (Retail)	972	69,391
Zimmer Holdings, Inc. (Healthcare - Products)	378	31,049
Zions Bancorp (Banks)	405	11,105
Zoetis, Inc. (Pharmaceuticals)	1,107	34,450
TOTAL COMMON STOCKS (Cost $29,011,660)		32,809,170

	Principal Amount	Value
Repurchase Agreements(b)(c) (17.6%)
Repurchase Agreements with various counterparties, rates 0.01%-0.04%, dated 9/30/13, due 10/1/13, total to be received $10,693,006	$10,693,000	$10,693,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,693,000)		10,693,000
TOTAL INVESTMENT SECURITIES (Cost $39,704,660) - 71.4%		43,502,170
Net other assets (liabilities) - 28.6%		17,387,511

NET ASSETS - 100.0%		$60,889,681

*                                         Non-income producing security

(a)                                 Number of shares is less than 0.50.

(b)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2013, the aggregate amount held in a segregated account was $5,257,000.

(c)                                  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR                            American Depositary Receipt

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini S&P 500 Futures Contracts expiring 12/23/13 (Underlying notional amount at value $586,513)	7	$(2,270)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	$28,294,316	$(69,406)
Equity Index Swap Agreement with Goldman Sachs International, based on the SPDR S&P 500 ETF	13,916,003	(25,507)
Equity Index Swap Agreement with UBS AG, based on the S&P 500	30,331,543	(74,683)
Equity Index Swap Agreement with UBS AG, based on the SPDR S&P 500 ETF	15,004,431	(37,979)
		$(207,575)

See accompanying notes to schedules of portfolio investments.

ProFund VP UltraBull invested in the following industries as of September 30, 2013:

	Value	% of Net Assets
Advertising	$51,742	0.1%
Aerospace/Defense	659,082	1.1%
Agriculture	584,009	1.0%
Airlines	66,993	0.1%
Apparel	213,360	0.4%
Auto Manufacturers	263,149	0.4%
Auto Parts & Equipment	135,788	0.2%
Banks	2,480,043	4.0%
Beverages	727,521	1.2%
Biotechnology	823,462	1.4%
Building Materials	16,662	NM
Chemicals	849,110	1.4%
Coal	27,509	NM
Commercial Services	653,902	1.1%
Computers	1,937,585	3.1%
Cosmetics/Personal Care	629,507	1.0%
Distribution/Wholesale	106,126	0.2%
Diversified Financial Services	642,669	1.1%
Electric	911,572	1.5%
Electrical Components & Equipment	137,611	0.2%
Electronics	423,994	0.7%
Engineering & Construction	42,186	0.1%
Entertainment	10,733	NM
Environmental Control	80,598	0.1%
Food	592,330	1.0%
Forest Products & Paper	58,053	0.1%
Gas	97,532	0.2%
Hand/Machine Tools	45,223	0.1%
Healthcare - Products	577,879	0.9%
Healthcare - Services	416,165	0.7%
Holding Companies - Diversified	18,387	NM
Home Builders	36,965	0.1%
Home Furnishings	34,453	0.1%
Household Products/Wares	112,533	0.2%
Housewares	17,078	NM
Insurance	1,441,909	2.4%
Internet	1,258,257	2.1%
Iron/Steel	55,142	0.1%
Leisure Time	62,947	0.1%
Lodging	97,130	0.2%
Machinery - Construction & Mining	129,454	0.2%
Machinery - Diversified	208,651	0.3%
Media	1,190,895	2.0%
Metal Fabricate/Hardware	73,626	0.1%
Mining	139,835	0.2%
Miscellaneous Manufacturing	1,117,916	1.8%
Office/Business Equipment	33,974	0.1%
Oil & Gas	2,717,673	4.4%
Oil & Gas Services	528,851	0.9%
Packaging & Containers	45,250	0.1%
Pharmaceuticals	2,306,826	3.7%
Pipelines	182,179	0.3%
Real Estate	14,364	NM
REIT	642,710	1.1%
Retail	2,125,421	3.4%
Savings & Loans	19,624	NM
Semiconductors	923,279	1.5%
Software	1,201,343	2.0%
Telecommunications	1,193,323	2.0%
Textiles	11,059	NM
Toys/Games/Hobbies	43,101	0.1%
Transportation	562,920	0.9%
Other**	28,080,511	46.2%
Total	$60,889,681	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                                 Not meaningful, amount is less than 0.05%.

REIT                            Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

September 30, 2013  ::  Schedule of Portfolio Investments :: ProFund VP UltraMid-Cap ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (60.8%)
3D Systems Corp.* (Computers)	884	$47,727
Aaron’s, Inc. (Commercial Services)	680	18,836
ACI Worldwide, Inc.* (Software)	340	18,380
Acuity Brands, Inc. (Electrical Components & Equipment)	408	37,544
Acxiom Corp.* (Software)	680	19,305
ADTRAN, Inc. (Telecommunications)	544	14,492
Advance Auto Parts, Inc. (Retail)	680	56,223
Advanced Micro Devices, Inc.* (Semiconductors)	5,576	21,189
Advent Software, Inc. (Software)	408	12,954
Aecom Technology Corp.* (Engineering & Construction)	952	29,769
Aeropostale, Inc.* (Retail)	748	7,031
Affiliated Managers Group, Inc.* (Diversified Financial Services)	476	86,936
AGCO Corp. (Machinery - Diversified)	816	49,303
Alaska Air Group, Inc. (Airlines)	612	38,323
Albemarle Corp. (Chemicals)	748	47,079
Alexander & Baldwin, Inc.* (Real Estate)	408	14,696
Alexandria Real Estate Equities, Inc. (REIT)	680	43,418
Alleghany Corp.* (Insurance)	136	55,713
Alliance Data Systems Corp.* (Commercial Services)	476	100,660
Alliant Energy Corp. (Electric)	1,020	50,541
Alliant Techsystems, Inc. (Aerospace/Defense)	272	26,536
Allscripts Healthcare Solutions, Inc.* (Software)	1,428	21,234
Alpha Natural Resources, Inc.* (Coal)	2,040	12,158
AMC Networks, Inc. - Class A* (Media)	544	37,253
American Campus Communities, Inc. (REIT)	952	32,511
American Eagle Outfitters, Inc. (Retail)	1,564	21,880
American Financial Group, Inc. (Insurance)	680	36,761
ANN, Inc.* (Retail)	408	14,778
ANSYS, Inc.* (Software)	816	70,601
AOL, Inc. (Internet)	680	23,514
Apollo Group, Inc. - Class A* (Commercial Services)	884	18,396
Apollo Investment Corp. (Investment Companies)	2,040	16,626
AptarGroup, Inc. (Miscellaneous Manufacturing)	612	36,800
Aqua America, Inc. (Water)	1,632	40,359
Arch Coal, Inc. (Coal)	1,972	8,105
Arrow Electronics, Inc.* (Distribution/Wholesale)	884	42,901
Arthur J. Gallagher & Co. (Insurance)	1,156	50,459
Ascena Retail Group, Inc.* (Retail)	1,156	23,039
Ashland, Inc. (Chemicals)	680	62,887
Aspen Insurance Holdings, Ltd. (Insurance)	612	22,209
Associated Banc-Corp. (Banks)	1,496	23,173
Astoria Financial Corp. (Savings & Loans)	748	9,305
Atmel Corp.* (Semiconductors)	3,876	28,837
Atmos Energy Corp. (Gas)	816	34,753
Atwood Oceanics, Inc.* (Oil & Gas)	544	29,942
Avnet, Inc. (Electronics)	1,224	51,053
Bally Technologies, Inc.* (Entertainment)	340	24,500
BancorpSouth, Inc. (Banks)	748	14,915
Bank of Hawaii Corp. (Banks)	408	22,216
BE Aerospace, Inc.* (Aerospace/Defense)	884	65,257
Big Lots, Inc.* (Retail)	544	20,177
Bill Barrett Corp.* (Oil & Gas)	476	11,952
BioMed Realty Trust, Inc. (REIT)	1,768	32,867
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	204	23,982
Black Hills Corp. (Electric)	408	20,343
Bob Evans Farms, Inc. (Retail)	272	15,577
BRE Properties, Inc. - Class A (REIT)	680	34,517
Brinker International, Inc. (Retail)	612	24,804
Broadridge Financial Solutions, Inc. (Software)	1,088	34,544
Brown & Brown, Inc. (Insurance)	1,088	34,925
Cabela’s, Inc.* (Retail)	408	25,716
Cabot Corp. (Chemicals)	544	23,234
Cadence Design Systems, Inc.* (Computers)	2,584	34,884
Camden Property Trust (REIT)	748	45,957
CARBO Ceramics, Inc. (Oil & Gas Services)	204	20,218
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	612	43,018
Carpenter Technology Corp. (Iron/Steel)	476	27,660
Carter’s, Inc. (Apparel)	544	41,284
Cathay Bancorp, Inc. (Banks)	680	15,892
CBOE Holdings, Inc. (Diversified Financial Services)	816	36,908
Charles River Laboratories International, Inc.* (Biotechnology)	476	22,020
Chico’s FAS, Inc. (Retail)	1,496	24,923
Church & Dwight, Inc. (Household Products/Wares)	1,292	77,585
Ciena Corp.* (Telecommunications)	952	23,781
Cimarex Energy Co. (Oil & Gas)	816	78,662
Cinemark Holdings, Inc. (Entertainment)	952	30,216
City National Corp. (Banks)	408	27,197
Clarcor, Inc. (Miscellaneous Manufacturing)	476	26,432
Clean Harbors, Inc.* (Environmental Control)	476	27,922
Cleco Corp. (Electric)	544	24,393
Commerce Bancshares, Inc. (Banks)	680	29,791
Commercial Metals Co. (Iron/Steel)	1,088	18,442
Community Health Systems, Inc. (Healthcare - Services)	884	36,686
CommVault Systems, Inc.* (Software)	408	35,835
Compass Minerals International, Inc. (Mining)	272	20,745
Compuware Corp. (Software)	1,972	22,086
Concur Technologies, Inc.* (Software)	408	45,085
Convergys Corp. (Commercial Services)	952	17,850

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Con-way, Inc. (Transportation)	544	$23,441
Copart, Inc.* (Retail)	1,020	32,426
CoreLogic, Inc.* (Commercial Services)	884	23,912
Corporate Office Properties Trust (REIT)	816	18,850
Corrections Corp. of America (REIT)	1,088	37,590
Covance, Inc.* (Healthcare - Services)	544	47,034
Crane Co. (Miscellaneous Manufacturing)	476	29,355
Cree, Inc.* (Semiconductors)	1,088	65,486
CST Brands, Inc. (Retail)	544	16,211
Cubist Pharmaceuticals, Inc.* (Biotechnology)	612	38,892
Cullen/Frost Bankers, Inc. (Banks)	476	33,582
Cypress Semiconductor Corp. (Semiconductors)	1,224	11,432
Cytec Industries, Inc. (Chemicals)	340	27,662
Dean Foods Co.* (Food)	884	17,061
Deckers Outdoor Corp.* (Apparel)	340	22,413
Deluxe Corp. (Commercial Services)	476	19,830
DeVry, Inc. (Commercial Services)	544	16,625
Dick’s Sporting Goods, Inc. (Retail)	952	50,819
Diebold, Inc. (Computers)	612	17,968
Domino’s Pizza, Inc. (Retail)	476	32,344
Domtar Corp. (Forest Products & Paper)	272	21,602
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,224	46,672
DreamWorks Animation SKG, Inc. - Class A* (Entertainment)	680	19,353
Dresser-Rand Group, Inc.* (Oil & Gas Services)	680	42,432
Dril-Quip, Inc.* (Oil & Gas Services)	340	39,015
DST Systems, Inc. (Computers)	272	20,512
Duke Realty Corp. (REIT)	2,992	46,196
Eagle Materials, Inc. (Building Materials)	476	34,534
East West Bancorp, Inc. (Banks)	1,224	39,108
Eaton Vance Corp. (Diversified Financial Services)	1,088	42,247
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,020	46,349
Energen Corp. (Oil & Gas)	680	51,945
Energizer Holdings, Inc. (Electrical Components & Equipment)	544	49,586
Equinix, Inc.* (Internet)	476	87,417
Equity One, Inc. (REIT)	544	11,892
Essex Property Trust, Inc. (REIT)	340	50,218
Esterline Technologies Corp.* (Aerospace/Defense)	272	21,730
Everest Re Group, Ltd. (Insurance)	476	69,216
Exelis, Inc. (Aerospace/Defense)	1,700	26,707
Extra Space Storage, Inc. (REIT)	952	43,554
FactSet Research Systems, Inc. (Media)	340	37,094
Fair Isaac Corp. (Software)	340	18,795
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,156	16,057
Federal Realty Investment Trust (REIT)	612	62,087
Federated Investors, Inc. - Class B (Diversified Financial Services)	884	24,009
Fidelity National Title Group, Inc. - Class A (Insurance)	1,972	52,456
First American Financial Corp. (Insurance)	952	23,181
First Horizon National Corp. (Banks)	2,176	23,914
First Niagara Financial Group, Inc. (Savings & Loans)	3,264	33,848
FirstMerit Corp. (Banks)	1,496	32,478
Flowers Foods, Inc. (Food)	1,632	34,989
Foot Locker, Inc. (Retail)	1,360	46,159
Fortune Brands Home & Security, Inc. (Building Materials)	1,496	62,278
FTI Consulting, Inc.* (Commercial Services)	340	12,852
Fulton Financial Corp. (Banks)	1,768	20,650
Gartner Group, Inc.* (Commercial Services)	884	53,040
GATX Corp. (Trucking & Leasing)	408	19,388
General Cable Corp. (Electrical Components & Equipment)	476	15,113
Genesee & Wyoming, Inc. - Class A* (Transportation)	408	37,932
Gentex Corp. (Electronics)	1,292	33,062
Global Payments, Inc. (Commercial Services)	680	34,734
Graco, Inc. (Machinery - Diversified)	544	40,289
Granite Construction, Inc. (Engineering & Construction)	340	10,404
Great Plains Energy, Inc. (Electric)	1,428	31,702
Green Mountain Coffee Roasters, Inc.* (Beverages)	1,224	92,204
Greenhill & Co., Inc. (Diversified Financial Services)	272	13,567
Greif, Inc. - Class A (Packaging & Containers)	272	13,336
GUESS?, Inc. (Retail)	544	16,238
Hancock Holding Co. (Banks)	748	23,472
Hanesbrands, Inc. (Apparel)	884	55,082
Hanover Insurance Group, Inc. (Insurance)	408	22,571
Harris Teeter Supermarkets, Inc. (Food)	476	23,414
Harsco Corp. (Miscellaneous Manufacturing)	748	18,625
Hawaiian Electric Industries, Inc. (Electric)	884	22,188
HCC Insurance Holdings, Inc. (Insurance)	884	38,737
Health Management Associates, Inc. - Class A* (Healthcare - Services)	2,380	30,464
Health Net, Inc.* (Healthcare - Services)	748	23,712
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	884	22,427
Henry Schein, Inc.* (Healthcare - Products)	816	84,620
Herman Miller, Inc. (Office Furnishings)	544	15,874
Highwoods Properties, Inc. (REIT)	816	28,813
Hill-Rom Holdings, Inc. (Healthcare - Products)	544	19,492
Hillshire Brands Co. (Food)	1,156	35,535
HMS Holdings Corp.* (Commercial Services)	816	17,552
HNI Corp. (Office Furnishings)	408	14,761
HollyFrontier Corp. (Oil & Gas)	1,836	77,314
Hologic, Inc.* (Healthcare - Products)	2,448	50,551
Home Properties, Inc. (REIT)	544	31,416
Hospitality Properties Trust (REIT)	1,292	36,564
HSN, Inc. (Retail)	340	18,231
Hubbell, Inc. - Class B (Electrical Components & Equipment)	476	49,856
Huntington Ingalls Industries, Inc. (Shipbuilding)	476	32,082
IDACORP, Inc. (Electric)	476	23,038
IDEX Corp. (Machinery - Diversified)	748	48,807

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
IDEXX Laboratories, Inc.* (Healthcare - Products)	476	$47,433
Informatica Corp.* (Software)	1,020	39,749
Ingram Micro, Inc. - Class A* (Distribution/Wholesale)	1,428	32,915
Ingredion, Inc. (Food)	680	44,997
Integrated Device Technology, Inc.* (Semiconductors)	1,224	11,530
InterDigital, Inc. (Telecommunications)	408	15,231
International Bancshares Corp. (Banks)	544	11,767
International Rectifier Corp.* (Semiconductors)	680	16,844
International Speedway Corp. - Class A (Entertainment)	272	8,786
Intersil Corp. - Class A (Semiconductors)	1,156	12,982
Intrepid Potash, Inc. (Chemicals)	476	7,464
Itron, Inc.* (Electronics)	340	14,562
ITT Corp. (Miscellaneous Manufacturing)	816	29,335
J.B. Hunt Transport Services, Inc. (Transportation)	816	59,510
Jack Henry & Associates, Inc. (Computers)	748	38,604
Janus Capital Group, Inc. (Diversified Financial Services)	1,360	11,574
Jarden Corp.* (Household Products/Wares)	1,088	52,659
JetBlue Airways Corp.* (Airlines)	1,972	13,134
John Wiley & Sons, Inc. (Media)	408	19,457
Jones Lang LaSalle, Inc. (Real Estate)	408	35,618
KB Home (Home Builders)	748	13,479
KBR, Inc. (Engineering & Construction)	1,360	44,390
Kemper Corp. (Insurance)	476	15,994
Kennametal, Inc. (Hand/Machine Tools)	680	31,008
Kilroy Realty Corp. (REIT)	748	37,363
Kirby Corp.* (Transportation)	544	47,083
Lamar Advertising Co. - Class A* (Advertising)	612	28,782
Lancaster Colony Corp. (Food)	204	15,971
Landstar System, Inc. (Transportation)	408	22,840
Leidos Holdings, Inc. (Commercial Services)	663	30,180
Lender Processing Services, Inc. (Commercial Services)	748	24,886
Lennox International, Inc. (Building Materials)	408	30,706
Lexmark International, Inc. - Class A (Computers)	544	17,952
Liberty Property Trust (REIT)	1,292	45,995
Life Time Fitness, Inc.* (Leisure Time)	340	17,500
LifePoint Hospitals, Inc.* (Healthcare - Services)	408	19,025
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	748	49,832
LKQ Corp.* (Distribution/Wholesale)	2,720	86,659
Louisiana-Pacific Corp.* (Building Materials)	1,292	22,726
M.D.C. Holdings, Inc. (Home Builders)	340	10,203
Mack-Cali Realty Corp. (REIT)	816	17,903
Mallinckrodt PLC* (Pharmaceuticals)	544	23,985
Manpower, Inc. (Commercial Services)	748	54,410
ManTech International Corp. - Class A (Software)	204	5,867
Martin Marietta Materials (Building Materials)	408	40,053
Masimo Corp. (Healthcare - Products)	476	12,681
Matson, Inc. (Transportation)	408	10,702
Matthews International Corp. - Class A (Commercial Services)	272	10,358
MDU Resources Group, Inc. (Electric)	1,700	47,549
Mednax, Inc.* (Healthcare - Services)	476	47,790
Mentor Graphics Corp. (Computers)	884	20,659
Mercury General Corp. (Insurance)	340	16,425
Meredith Corp. (Media)	340	16,191
Mettler Toledo International, Inc.* (Electronics)	272	65,304
Micros Systems, Inc.* (Computers)	680	33,959
Mine Safety Appliances Co. (Environmental Control)	272	14,038
Minerals Technologies, Inc. (Chemicals)	340	16,786
Mohawk Industries, Inc.* (Textiles)	544	70,856
Monster Worldwide, Inc.* (Commercial Services)	1,020	4,508
MSC Industrial Direct Co. - Class A (Retail)	408	33,191
MSCI, Inc. - Class A* (Software)	1,088	43,803
Murphy USA, Inc.* (Oil & Gas)	408	16,479
National Fuel Gas Co. (Electric)	748	51,433
National Instruments Corp. (Electronics)	884	27,342
National Retail Properties, Inc. (REIT)	1,088	34,620
NCR Corp.* (Computers)	1,496	59,256
NeuStar, Inc. - Class A* (Telecommunications)	612	30,282
New York Community Bancorp (Savings & Loans)	4,012	60,621
NewMarket Corp. (Chemicals)	136	39,156
Nordson Corp. (Machinery - Diversified)	544	40,055
NV Energy, Inc. (Electric)	2,176	51,376
NVR, Inc.* (Home Builders)	68	62,505
Oceaneering International, Inc. (Oil & Gas Services)	1,020	82,866
Office Depot, Inc.* (Retail)	2,176	10,510
OGE Energy Corp. (Electric)	1,836	66,262
Oil States International, Inc.* (Oil & Gas Services)	476	49,247
Old Republic International Corp. (Insurance)	2,176	33,510
Olin Corp. (Chemicals)	748	17,256
OMEGA Healthcare Investors, Inc. (REIT)	1,088	32,499
Omnicare, Inc. (Pharmaceuticals)	952	52,836
Oshkosh Truck Corp.* (Auto Manufacturers)	816	39,968
Owens & Minor, Inc. (Distribution/Wholesale)	612	21,169
Packaging Corp. of America (Packaging & Containers)	884	50,468
Panera Bread Co. - Class A* (Retail)	272	43,120
Patterson-UTI Energy, Inc. (Oil & Gas)	1,360	29,077
Plantronics, Inc. (Telecommunications)	408	18,788
PNM Resources, Inc. (Electric)	748	16,927
Polaris Industries, Inc. (Leisure Time)	612	79,058
Polycom, Inc.* (Telecommunications)	1,564	17,079
Post Holdings, Inc.* (Food)	272	10,981
Potlatch Corp. (REIT)	340	13,491
Primerica, Inc. (Insurance)	476	19,201
Prosperity Bancshares, Inc. (Banks)	544	33,641
Protective Life Corp. (Insurance)	748	31,827
PTC, Inc.* (Software)	1,088	30,932

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Questar Corp. (Gas)	1,632	$36,704
R.R. Donnelley & Sons Co. (Commercial Services)	1,632	25,786
Rackspace Hosting, Inc.* (Internet)	1,020	53,815
Raymond James Financial Corp. (Diversified Financial Services)	1,156	48,171
Rayonier, Inc. (REIT)	1,156	64,331
Realty Income Corp. (REIT)	1,768	70,278
Regal-Beloit Corp. (Hand/Machine Tools)	408	27,715
Regency Centers Corp. (REIT)	816	39,454
Regis Corp. (Retail)	408	5,989
Reinsurance Group of America, Inc. (Insurance)	680	45,553
Reliance Steel & Aluminum Co. (Iron/Steel)	680	49,824
Rent-A-Center, Inc. (Commercial Services)	476	18,136
ResMed, Inc. (Healthcare - Products)	1,292	68,244
RF Micro Devices, Inc.* (Telecommunications)	2,584	14,574
Riverbed Technology, Inc.* (Computers)	1,496	21,827
Rock-Tenn Co. - Class A (Packaging & Containers)	680	68,863
Rollins, Inc. (Commercial Services)	612	16,224
Rosetta Resources, Inc.* (Oil & Gas)	544	29,626
Rovi Corp.* (Semiconductors)	952	18,250
Royal Gold, Inc. (Mining)	612	29,780
RPM, Inc. (Chemicals)	1,224	44,309
Saks, Inc.* (Retail)	952	15,175
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	544	36,383
Scholastic Corp. (Media)	204	5,845
Science Applications International Corp.* (Commercial Services)	379	12,786
Scientific Games Corp. - Class A* (Entertainment)	476	7,697
SEI Investments Co. (Commercial Services)	1,292	39,936
Semtech Corp.* (Semiconductors)	612	18,354
Senior Housing Properties Trust (REIT)	1,700	39,678
Sensient Technologies Corp. (Chemicals)	476	22,796
Service Corp. International (Commercial Services)	1,904	35,451
Signature Bank* (Banks)	408	37,340
Signet Jewelers, Ltd. (Retail)	748	53,595
Silgan Holdings, Inc. (Packaging & Containers)	408	19,176
Silicon Laboratories, Inc.* (Semiconductors)	340	14,521
Skyworks Solutions, Inc.* (Semiconductors)	1,700	42,228
SL Green Realty Corp. (REIT)	816	72,493
SM Energy Co. (Oil & Gas)	612	47,240
Solarwinds, Inc.* (Software)	612	21,457
Solera Holdings, Inc. (Software)	612	32,356
Sonoco Products Co. (Packaging & Containers)	884	34,423
Sotheby’s - Class A (Commercial Services)	612	30,068
SPX Corp. (Miscellaneous Manufacturing)	408	34,533
StanCorp Financial Group, Inc. (Insurance)	408	22,448
Steel Dynamics, Inc. (Iron/Steel)	2,040	34,088
STERIS Corp. (Healthcare - Products)	544	23,370
SunEdison, Inc.* (Semiconductors)	2,176	17,343
Superior Energy Services, Inc.* (Oil & Gas Services)	1,428	35,757
SUPERVALU, Inc.* (Food)	1,768	14,551
SVB Financial Group* (Banks)	408	35,239
Synopsys, Inc.* (Computers)	1,428	53,836
Synovus Financial Corp. (Banks)	8,908	29,396
Taubman Centers, Inc. (REIT)	612	41,194
TCF Financial Corp. (Banks)	1,496	21,363
Tech Data Corp.* (Electronics)	340	16,969
Techne Corp. (Healthcare - Products)	272	21,776
Teleflex, Inc. (Healthcare - Products)	408	33,570
Telephone & Data Systems, Inc. (Telecommunications)	884	26,122
Tempur-Pedic International, Inc.* (Home Furnishings)	544	23,914
Terex Corp.* (Machinery - Construction & Mining)	1,020	34,272
The Brink’s Co. (Commercial Services)	408	11,546
The Cheesecake Factory, Inc. (Retail)	476	20,920
The Cooper Cos., Inc. (Healthcare - Products)	476	61,732
The Corporate Executive Board Co. (Commercial Services)	340	24,691
The New York Times Co. - Class A* (Media)	1,156	14,531
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	408	22,452
The Timken Co. (Metal Fabricate/Hardware)	748	45,179
The Valspar Corp. (Chemicals)	748	47,446
The Wendy’s Co. (Retail)	2,584	21,912
Thor Industries, Inc. (Home Builders)	408	23,680
Thoratec Corp.* (Healthcare - Products)	544	20,286
Tibco Software, Inc.* (Internet)	1,428	36,543
Tidewater, Inc. (Transportation)	476	28,222
Toll Brothers, Inc.* (Home Builders)	1,360	44,105
Tootsie Roll Industries, Inc. (Food)	204	6,287
Towers Watson & Co. - Class A (Commercial Services)	612	65,461
Tractor Supply Co. (Retail)	1,224	82,217
Trimble Navigation, Ltd.* (Electronics)	2,312	68,691
Trinity Industries, Inc. (Miscellaneous Manufacturing)	748	33,922
Triumph Group, Inc. (Aerospace/Defense)	476	33,425
Trustmark Corp. (Banks)	612	15,667
Tupperware Corp. (Household Products/Wares)	476	41,112
tw telecom, Inc.* (Telecommunications)	1,360	40,616
UDR, Inc. (REIT)	2,312	54,794
UGI Corp. (Gas)	1,020	39,912
Under Armour, Inc. - Class A* (Apparel)	748	59,430
Unit Corp.* (Oil & Gas)	408	18,968
United Natural Foods, Inc.* (Food)	476	31,997
United Rentals, Inc.* (Commercial Services)	884	51,528
United Therapeutics Corp.* (Biotechnology)	408	32,171
Universal Corp. (Agriculture)	204	10,390
Universal Health Services, Inc. - Class B (Healthcare - Services)	816	61,193
URS Corp. (Engineering & Construction)	680	36,550
UTI Worldwide, Inc. (Transportation)	816	12,330
Valassis Communications, Inc. - Class A (Commercial Services)	340	9,819
Valley National Bancorp (Banks)	1,836	18,268

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Valmont Industries, Inc. (Metal Fabricate/Hardware)	272	$37,784
ValueClick, Inc.* (Internet)	612	12,760
VCA Antech, Inc.* (Pharmaceuticals)	816	22,407
Vectren Corp. (Gas)	748	24,946
VeriFone Systems, Inc.* (Software)	1,020	23,317
Vishay Intertechnology, Inc.* (Electronics)	1,224	15,777
W.R. Berkley Corp. (Insurance)	1,020	43,717
Wabtec Corp. (Machinery - Diversified)	884	55,577
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	816	42,008
Washington Federal, Inc. (Savings & Loans)	952	19,687
Waste Connections, Inc. (Environmental Control)	1,156	52,494
Watsco, Inc. (Distribution/Wholesale)	272	25,641
Webster Financial Corp. (Banks)	816	20,832
Weingarten Realty Investors (REIT)	1,020	29,917
WellCare Health Plans, Inc.* (Healthcare - Services)	408	28,454
Werner Enterprises, Inc. (Transportation)	408	9,519
Westamerica Bancorp (Banks)	272	13,529
Westar Energy, Inc. (Electric)	1,156	35,431
WEX, Inc.* (Commercial Services)	340	29,835
WGL Holdings, Inc. (Gas)	476	20,330
Whitewave Foods Co.* (Food)	1,564	31,233
Williams-Sonoma, Inc. (Retail)	816	45,859
WMS Industries, Inc.* (Leisure Time)	476	12,352
Woodward, Inc. (Electronics)	544	22,212
World Fuel Services Corp. (Retail)	680	25,371
Worthington Industries, Inc. (Metal Fabricate/Hardware)	476	16,389
Zebra Technologies Corp. - Class A* (Machinery - Diversified)	476	21,672
TOTAL COMMON STOCKS (Cost $6,293,849)		12,982,275

	Principal Amount	Value
Repurchase Agreements(a)(b) (36.6%)
Repurchase Agreements with various counterparties, rates 0.01%-0.04%, dated 9/30/13, due 10/1/13, total to be received $7,813,004	$7,813,000	$7,813,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,813,000)		7,813,000
TOTAL INVESTMENT SECURITIES (Cost $14,106,849) - 97.4%		20,795,275
Net other assets (liabilities) - 2.6%		559,402

NET ASSETS - 100.0%		$21,354,677

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2013, the aggregate amount held in a segregated account was $2,502,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini S&P MidCap 400 Futures Contracts expiring 12/23/13 (Underlying notional amount at value $2,606,520)	21	$27,158

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400	$10,148,142	$(2,554)
Equity Index Swap Agreement with Goldman Sachs International, based on the SPDR S&P MidCap 400 ETF	4,454,298	2,200
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400	8,246,959	(2,108)
Equity Index Swap Agreement with UBS AG, based on the SPDR S&P MidCap 400 ETF	4,257,177	2,277
		$(185)

See accompanying notes to schedules of portfolio investments.

ProFund VP UltraMid-Cap invested in the following industries as of September 30, 2013:

	Value	% of Net Assets
Advertising	$28,782	0.1%
Aerospace/Defense	173,655	0.8%
Agriculture	10,390	NM
Airlines	51,457	0.2%
Apparel	178,208	0.8%
Auto Manufacturers	39,968	0.2%
Banks	543,431	2.5%
Beverages	92,204	0.4%
Biotechnology	117,065	0.5%
Building Materials	190,298	0.9%
Chemicals	356,074	1.7%
Coal	20,263	0.1%
Commercial Services	829,897	3.9%
Computers	367,184	1.7%
Distribution/Wholesale	209,286	1.0%
Diversified Financial Services	305,420	1.4%
Electric	441,182	2.1%
Electrical Components & Equipment	152,099	0.7%
Electronics	314,972	1.5%
Engineering & Construction	121,113	0.6%
Entertainment	90,552	0.4%
Environmental Control	94,454	0.4%
Food	267,016	1.3%
Forest Products & Paper	21,602	0.1%
Gas	156,645	0.7%
Hand/Machine Tools	108,555	0.5%
Healthcare - Products	443,754	2.1%
Healthcare - Services	294,357	1.4%
Home Builders	153,972	0.7%
Home Furnishings	23,914	0.1%
Household Products/Wares	193,808	0.9%
Insurance	634,904	3.0%
Internet	214,050	1.0%
Investment Companies	16,626	0.1%
Iron/Steel	130,014	0.6%
Leisure Time	108,910	0.5%
Machinery - Construction & Mining	34,272	0.2%
Machinery - Diversified	255,702	1.2%
Media	130,371	0.6%
Metal Fabricate/Hardware	99,351	0.5%
Mining	50,525	0.2%
Miscellaneous Manufacturing	298,691	1.4%
Office Furnishings	30,635	0.1%
Oil & Gas	391,206	1.9%
Oil & Gas Services	291,961	1.4%
Packaging & Containers	186,266	0.9%
Pharmaceuticals	181,960	0.9%
Real Estate	50,315	0.2%
REIT	1,150,461	5.4%
Retail	804,435	3.8%
Savings & Loans	123,461	0.6%
Semiconductors	295,053	1.4%
Shipbuilding	32,082	0.2%
Software	496,300	2.3%
Telecommunications	200,965	0.9%
Textiles	70,856	0.3%
Transportation	251,579	1.2%
Trucking & Leasing	19,388	0.1%
Water	40,359	0.2%
Other**	8,372,402	39.2%
Total	$21,354,677	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

September 30, 2013  ::  Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (47.3%)
1-800-Flowers.com, Inc. - Class A* (Internet)	420	$2,071
1st United Bancorp, Inc. (Banks)	490	3,592
8x8, Inc.* (Telecommunications)	840	8,459
A.H. Belo Corp. - Class A (Media)	1,050	14,385
AAON, Inc. (Building Materials)	280	7,437
AAR Corp. (Aerospace/Defense)	420	11,479
Abaxis, Inc. (Healthcare - Products)	210	8,841
ABIOMED, Inc.* (Healthcare - Products)	420	8,009
ABM Industries, Inc. (Commercial Services)	560	14,907
Abraxas Petroleum Corp.* (Oil & Gas)	1,400	3,598
Acacia Research Corp. (Commercial Services)	490	11,299
Acadia Healthcare Co., Inc.* (Healthcare - Services)	350	13,800
Acadia Pharmaceuticals, Inc.* (Pharmaceuticals)	700	19,228
Acadia Realty Trust (REIT)	560	13,821
Accelrys, Inc.* (Software)	700	6,902
Acco Brands Corp.* (Household Products/Wares)	1,260	8,366
Accretive Health, Inc.* (Commercial Services)	700	6,384
Accuray, Inc.* (Healthcare - Products)	910	6,725
Accuride Corp.* (Auto Parts & Equipment)	630	3,238
AcelRx Pharmaceuticals, Inc.* (Pharmaceuticals)	350	3,770
Aceto Corp. (Chemicals)	350	5,467
Achillion Pharmaceuticals, Inc.* (Pharmaceuticals)	1,050	3,171
ACI Worldwide, Inc.* (Software)	420	22,705
Acorda Therapeutics, Inc.* (Biotechnology)	420	14,398
Actuant Corp. - Class A (Miscellaneous Manufacturing)	700	27,188
Actuate Corp.* (Software)	630	4,631
Acuity Brands, Inc. (Electrical Components & Equipment)	420	38,648
Acxiom Corp.* (Software)	770	21,860
ADTRAN, Inc. (Telecommunications)	630	16,783
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	420	7,358
Advent Software, Inc. (Software)	350	11,113
Advisory Board Co.* (Commercial Services)	350	20,818
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	280	23,999
Aegion Corp.* (Engineering & Construction)	420	9,966
Aeroflex Holding Corp.* (Semiconductors)	350	2,464
Aeropostale, Inc.* (Retail)	840	7,896
Aerovironment, Inc.* (Aerospace/Defense)	210	4,851
AFC Enterprises, Inc.* (Retail)	280	12,205
Affymetrix, Inc.* (Healthcare - Products)	980	6,076
AG Mortgage Investment Trust, Inc. (REIT)	350	5,817
AH Belo Corp. - Class A (Media)	350	2,748
Air Methods Corp. (Healthcare - Services)	420	17,892
Air Transport Services Group, Inc.* (Transportation)	700	5,243
Aircastle, Ltd. (Diversified Financial Services)	700	12,187
AK Steel Holding Corp.* (Iron/Steel)	1,680	6,300
Akorn, Inc.* (Pharmaceuticals)	630	12,398
Albany International Corp. - Class A (Machinery - Diversified)	280	10,044
Albany Molecular Research, Inc.* (Commercial Services)	350	4,512
Alexander & Baldwin, Inc.* (Real Estate)	420	15,128
Align Technology, Inc.* (Healthcare - Products)	700	33,685
ALLETE, Inc. (Electric)	420	20,286
Alliance One International, Inc.* (Agriculture)	1,190	3,463
Allied Nevada Gold Corp.* (Mining)	1,190	4,974
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	560	35,845
ALON USA Energy, Inc. (Oil & Gas)	280	2,859
Alpha Natural Resources, Inc.* (Coal)	2,310	13,767
Alphatec Holdings, Inc.* (Healthcare - Products)	1,190	2,344
Altisource Residential Corp. (Diversified Financial Services)	280	6,434
Altra Holdings, Inc. (Machinery - Diversified)	280	7,535
AMAG Pharmaceuticals, Inc.* (Biotechnology)	280	6,014
Ambac Financial Group, Inc.* (Insurance)	490	8,889
Ambarella, Inc.* (Semiconductors)	280	5,466
AMCOL International Corp. (Mining)	280	9,150
Amedisys, Inc.* (Healthcare - Services)	420	7,232
Ameresco, Inc.* (Electric)	350	3,507
American Apparel, Inc.* (Apparel)	1,190	1,547
American Assets Trust, Inc. (REIT)	350	10,679
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	700	13,804
American Capital Mortgage Investment Corp. (REIT)	630	12,449
American Equity Investment Life Holding Co. (Insurance)	700	14,854
American Realty Capital Properties, Inc. (REIT)	1,540	18,788
American Software, Inc. - Class A (Software)	350	2,989
American States Water Co. (Water)	420	11,575
American Superconductor Corp.* (Electrical Components & Equipment)	980	2,293
American Vanguard Corp. (Chemicals)	350	9,422
Ameris Bancorp* (Banks)	280	5,146
Amicus Therapeutics, Inc.* (Pharmaceuticals)	840	1,949
Amkor Technology, Inc.* (Semiconductors)	910	3,904
AMN Healthcare Services, Inc.* (Commercial Services)	560	7,706
Ampio Pharmaceuticals, Inc.* (Pharmaceuticals)	490	3,675

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
AmSurg Corp.* (Healthcare - Services)	350	$13,895
AmTrust Financial Services, Inc. (Insurance)	280	10,937
Amyris, Inc.* (Energy - Alternate Sources)	700	1,617
Anacor Pharmaceuticals, Inc.* (Pharmaceuticals)	490	5,204
ANADIGICS, Inc.* (Semiconductors)	1,330	2,620
Angie’s List, Inc.* (Internet)	420	9,450
AngioDynamics, Inc.* (Healthcare - Products)	350	4,620
Anixter International, Inc.* (Telecommunications)	280	24,545
ANN, Inc.* (Retail)	490	17,747
Antares Pharma, Inc.* (Pharmaceuticals)	1,400	5,684
Anworth Mortgage Asset Corp. (REIT)	1,610	7,776
API Technologies Corp.* (Aerospace/Defense)	770	2,256
Apogee Enterprises, Inc. (Building Materials)	350	10,388
Apollo Commercial Real Estate Finance, Inc. (REIT)	420	6,413
Apollo Investment Corp. (Investment Companies)	2,310	18,827
Apollo Residential Mortgage, Inc. (REIT)	350	5,107
Applied Industrial Technologies, Inc. (Machinery - Diversified)	420	21,630
Applied Micro Circuits Corp.* (Semiconductors)	770	9,933
Approach Resources, Inc.* (Oil & Gas)	350	9,198
Arabian American Development Co.* (Oil & Gas)	350	3,185
ARC Document Solutions, Inc.* (Commercial Services)	700	3,213
Arch Coal, Inc. (Coal)	2,380	9,782
Arena Pharmaceuticals, Inc.* (Biotechnology)	2,240	11,805
Argo Group International Holdings, Ltd. (Insurance)	280	12,006
Arkansas Best Corp. (Transportation)	280	7,188
Armada Hoffler Properties, Inc. (REIT)	280	2,775
ARMOUR Residential REIT, Inc. (REIT)	3,850	16,170
ArQule, Inc.* (Biotechnology)	1,120	2,610
Array BioPharma, Inc.* (Pharmaceuticals)	1,400	8,708
ARRIS Group, Inc.* (Telecommunications)	1,190	20,301
ArthroCare Corp.* (Healthcare - Products)	280	9,961
Aruba Networks, Inc.* (Telecommunications)	1,190	19,802
Asbury Automotive Group, Inc.* (Retail)	350	18,620
Ashford Hospitality Trust (REIT)	630	7,774
Aspen Technology, Inc.* (Software)	910	31,441
Associated Estates Realty Corp. (REIT)	560	8,350
Astec Industries, Inc. (Machinery - Construction & Mining)	210	7,552
Astex Pharmaceuticals, Inc.* (Biotechnology)	1,190	10,091
Astoria Financial Corp. (Savings & Loans)	980	12,192
athenahealth, Inc.* (Software)	350	37,995
Atlantic Power Corp. (Electric)	1,470	6,336
Atlas Air Worldwide Holdings, Inc.* (Transportation)	280	12,911
ATMI, Inc.* (Semiconductors)	350	9,282
Atricure, Inc.* (Healthcare - Products)	350	3,843
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	560	10,209
AVANIR Pharmaceuticals, Inc. - Class A* (Pharmaceuticals)	1,680	7,123
Aveo Phamaceuticals, Inc.* (Commercial Services)	980	2,029
AVG Technologies N.V.* (Software)	280	6,703
Aviat Networks, Inc.* (Telecommunications)	1,050	2,709
Avid Technology, Inc.* (Software)	490	2,940
Avista Corp. (Electric)	630	16,632
Axcelis Technologies, Inc.* (Semiconductors)	1,750	3,693
Axiall Corp. (Chemicals)	700	26,453
AZZ, Inc. (Miscellaneous Manufacturing)	280	11,721
B&G Foods, Inc. - Class A (Food)	560	19,348
Balchem Corp. (Chemicals)	280	14,490
Banco Latinoamericano de Comercio Exterior, S.A. - Class E (Banks)	350	8,722
Bancorp, Inc.* (Banks)	420	7,442
BancorpSouth, Inc. (Banks)	980	19,541
Bank Mutual Corp. (Savings & Loans)	630	3,950
Bank of the Ozarks, Inc. (Banks)	350	16,797
BankFinancial Corp. (Savings & Loans)	350	3,122
Bankrate, Inc.* (Internet)	560	11,519
Banner Corp. (Banks)	210	8,014
Barnes & Noble, Inc.* (Retail)	490	6,341
Barnes Group, Inc. (Miscellaneous Manufacturing)	560	19,555
Basic Energy Services, Inc.* (Oil & Gas Services)	420	5,309
Bazaarvoice, Inc.* (Internet)	560	5,085
BBCN Bancorp, Inc. (Banks)	840	11,558
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	490	18,066
Beazer Homes USA, Inc.* (Home Builders)	280	5,040
bebe Stores, Inc. (Retail)	560	3,410
Belden, Inc. (Electrical Components & Equipment)	420	26,901
Benchmark Electronics, Inc.* (Electronics)	560	12,818
Beneficial Mutual Bancorp, Inc.* (Savings & Loans)	420	4,187
Berkshire Hills Bancorp, Inc. (Savings & Loans)	280	7,031
Berry Petroleum Co. - Class A (Oil & Gas)	560	24,152
Berry Plastics Group, Inc.* (Packaging & Containers)	560	11,183
BGC Partners, Inc. - Class A (Diversified Financial Services)	1,400	7,910
Bill Barrett Corp.* (Oil & Gas)	490	12,304
Biodelivery Sciences International, Inc.* (Pharmaceuticals)	630	3,421
BIOLASE, Inc.* (Healthcare - Products)	630	1,203
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	280	8,366
BioScrip, Inc.* (Pharmaceuticals)	630	5,531
Biotime, Inc.* (Biotechnology)	700	2,660
BJ’s Restaurants, Inc.* (Retail)	280	8,042
Black Diamond, Inc.* (Leisure Time)	350	4,256
Black Hills Corp. (Electric)	420	20,941
Blackbaud, Inc. (Software)	490	19,130
BlackRock Kelso Capital Corp. (Investment Companies)	840	7,972

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Bloomin Brands, Inc.* (Retail)	560	$13,222
Blount International, Inc.* (Miscellaneous Manufacturing)	560	6,782
Blucora, Inc.* (Internet)	490	11,260
BlueLinx Holdings, Inc.* (Distribution/Wholesale)	910	1,775
Bob Evans Farms, Inc. (Retail)	280	16,036
Boingo Wireless, Inc.* (Internet)	350	2,450
Boise, Inc. (Forest Products & Paper)	1,120	14,112
Bonanza Creek Energy, Inc.* (Oil & Gas)	280	13,513
Boston Private Financial Holdings, Inc. (Banks)	840	9,324
Bottomline Technologies, Inc.* (Software)	420	11,710
Boulder Brands, Inc.* (Food)	700	11,228
Boyd Gaming Corp.* (Lodging)	630	8,915
BPZ Resources, Inc.* (Oil & Gas)	1,820	3,549
Brady Corp. - Class A (Electronics)	490	14,945
Bravo Brio Restaurant Group, Inc.* (Retail)	280	4,228
Briggs & Stratton Corp. (Machinery - Diversified)	490	9,859
Brightcove, Inc.* (Internet)	420	4,725
Bristow Group, Inc. (Transportation)	350	25,466
BroadSoft, Inc.* (Internet)	280	10,088
Brookline Bancorp, Inc. (Savings & Loans)	840	7,904
Brooks Automation, Inc. (Semiconductors)	770	7,169
Brown Shoe Co., Inc. (Retail)	490	11,500
Brunswick Corp. (Leisure Time)	910	36,318
Buffalo Wild Wings, Inc.* (Retail)	210	23,356
Builders FirstSource, Inc.* (Building Materials)	630	3,704
C&J Energy Services, Inc.* (Oil & Gas Services)	490	9,839
Cabot Microelectronics Corp.* (Semiconductors)	280	10,786
CACI International, Inc. - Class A* (Computers)	210	14,513
Cadence Pharmaceuticals, Inc.* (Pharmaceuticals)	770	4,859
Caesars Entertainment Corp.* (Lodging)	420	8,278
Cal Dive International, Inc.* (Oil & Gas Services)	1,540	3,157
Calamos Asset Management, Inc. - Class A (Diversified Financial Services)	280	2,797
Calamp Corp.* (Telecommunications)	420	7,405
Calgon Carbon Corp.* (Environmental Control)	560	10,634
California Water Service Group (Water)	490	9,957
Calix, Inc.* (Telecommunications)	490	6,238
Callaway Golf Co. (Leisure Time)	840	5,981
Callidus Software, Inc.* (Software)	560	5,135
Callon Petroleum Co.* (Oil & Gas)	770	4,212
Cambrex Corp.* (Biotechnology)	350	4,620
Campus Crest Communities, Inc. (REIT)	700	7,560
Cantel Medical Corp. (Healthcare - Products)	280	8,918
Capital Bank Financial Corp. - Class A* (Banks)	280	6,146
Capital Lease Funding, Inc. (REIT)	980	8,320
Capital Senior Living Corp.* (Healthcare - Services)	350	7,403
Capitol Federal Financial, Inc. (Savings & Loans)	1,540	19,142
Capstead Mortgage Corp. (REIT)	980	11,535
Capstone Turbine Corp.* (Electrical Components & Equipment)	3,990	4,708
CARBO Ceramics, Inc. (Oil & Gas Services)	210	20,813
Cardinal Financial Corp. (Banks)	350	5,786
Cardiovascular System, Inc.* (Healthcare - Products)	280	5,614
Cardtronics, Inc.* (Commercial Services)	490	18,179
Career Education Corp.* (Commercial Services)	980	2,705
Carrizo Oil & Gas, Inc.* (Oil & Gas)	420	15,670
Carrols Restaurant Group, Inc.* (Retail)	420	2,562
Casella Waste System, Inc. - Class A* (Environmental Control)	700	4,025
Casey’s General Stores, Inc. (Retail)	350	25,725
Cash America International, Inc. (Retail)	280	12,678
Cathay Bancorp, Inc. (Banks)	840	19,631
Cavium, Inc.* (Semiconductors)	490	20,187
Cbeyond, Inc.* (Telecommunications)	420	2,692
CBIZ, Inc.* (Commercial Services)	560	4,166
Cedar Realty Trust, Inc. (REIT)	910	4,714
Celadon Group, Inc. (Transportation)	280	5,228
Cell Therapeutics, Inc.* (Biotechnology)	2,240	3,674
Celldex Therapeutics, Inc.* (Biotechnology)	840	29,760
Centene Corp.* (Healthcare - Services)	560	35,817
Centerstate Banks, Inc. (Banks)	420	4,066
Central European Media Enterprises, Ltd. - Class A* (Media)	1,120	5,902
Central Garden & Pet Co. - Class A* (Household Products/Wares)	560	3,836
Central Pacific Financial Corp. (Banks)	280	4,956
Century Aluminum Co.* (Mining)	630	5,072
Cenveo, Inc.* (Commercial Services)	1,120	3,304
Cepheid, Inc.* (Healthcare - Products)	700	27,328
Cerus Corp.* (Healthcare - Products)	980	6,576
CEVA, Inc.* (Semiconductors)	280	4,830
Chambers Street Properties (REIT)	2,520	22,126
Chart Industries, Inc.* (Machinery - Diversified)	280	34,451
Charter Financial Corp. (Savings & Loans)	350	3,780
Checkpoint Systems, Inc.* (Electronics)	490	8,183
Chelsea Therapeutics International, Ltd.* (Biotechnology)	1,190	3,582
Chemed Corp. (Commercial Services)	210	15,015
Chemical Financial Corp. (Banks)	280	7,818
Chemocentryx, Inc.* (Pharmaceuticals)	350	1,946
Chemtura Corp.* (Chemicals)	980	22,530
Chesapeake Lodging Trust (REIT)	490	11,535
Chiquita Brands International, Inc.* (Food)	560	7,090
Christopher & Banks Corp.* (Retail)	560	4,038
CIBER, Inc.* (Computers)	1,050	3,465
Ciena Corp.* (Telecommunications)	1,050	26,229
Cincinnati Bell, Inc.* (Telecommunications)	2,380	6,474
Cirrus Logic, Inc.* (Semiconductors)	700	15,875
Citizens, Inc.* (Insurance)	630	5,443
Clarcor, Inc. (Miscellaneous Manufacturing)	490	27,210
Clean Energy Fuels Corp.* (Energy - Alternate Sources)	770	9,840
Clearwater Paper Corp.* (Forest Products & Paper)	210	10,032

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Cleco Corp. (Electric)	630	$28,250
Cloud Peak Energy, Inc.* (Coal)	630	9,242
CNO Financial Group, Inc. (Insurance)	2,170	31,247
CoBiz Financial, Inc. (Banks)	490	4,733
Coeur d’Alene Mines Corp.* (Mining)	1,050	12,653
Cogent Communications Group, Inc. (Internet)	490	15,803
Cognex Corp. (Machinery - Diversified)	840	26,342
Cohen & Steers, Inc. (Diversified Financial Services)	210	7,415
Coherent, Inc. (Electronics)	280	17,206
Cohu, Inc. (Semiconductors)	350	3,819
Colonial Properties Trust (REIT)	910	20,466
Colony Financial, Inc. (REIT)	700	13,986
Columbia Banking System, Inc. (Banks)	560	13,832
Columbus McKinnon Corp.* (Machinery - Diversified)	210	5,046
Comfort Systems USA, Inc. (Building Materials)	420	7,060
Commercial Metals Co. (Iron/Steel)	1,190	20,171
Commercial Vehicle Group, Inc.* (Auto Parts & Equipment)	420	3,343
Community Bank System, Inc. (Banks)	420	14,330
CommVault Systems, Inc.* (Software)	490	43,036
comScore, Inc.* (Internet)	420	12,167
Comstock Resources, Inc. (Oil & Gas)	560	8,910
Comverse, Inc.* (Telecommunications)	280	8,946
CONMED Corp. (Healthcare - Products)	280	9,517
Conn’s, Inc.* (Retail)	210	10,508
Consolidated Communications Holdings, Inc. (Telecommunications)	420	7,241
Constant Contact, Inc.* (Internet)	350	8,292
Convergys Corp. (Commercial Services)	1,050	19,688
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	630	19,404
Corcept Therapeutics, Inc.* (Pharmaceuticals)	1,190	1,892
CoreSite Realty Corp. (REIT)	210	7,127
Corinthian Colleges, Inc.* (Commercial Services)	1,330	2,913
Cornerstone OnDemand, Inc.* (Software)	420	21,605
Coronado Biosciences, Inc.* (Biotechnology)	350	2,457
CoStar Group, Inc.* (Commercial Services)	280	47,011
Cousins Properties, Inc. (REIT)	1,120	11,525
Cowen Group, Inc. - Class A* (Diversified Financial Services)	1,330	4,589
Cracker Barrel Old Country Store, Inc. (Retail)	210	21,680
Crawford & Co. (Insurance)	490	4,753
Cray, Inc.* (Computers)	420	10,109
Crimson Exploration, Inc.* (Oil & Gas)	630	1,896
Crocs, Inc.* (Apparel)	910	12,385
Cross Country Healthcare, Inc.* (Commercial Services)	490	2,969
Crosstex Energy, Inc. (Pipelines)	490	10,236
Crown Media Holdings, Inc.* (Media)	840	2,587
CryoLife, Inc. (Healthcare - Products)	490	3,430
CSG Systems International, Inc. (Software)	350	8,768
CTS Corp. (Electronics)	420	6,623
CubeSmart (REIT)	1,330	23,727
Cubic Corp. (Aerospace/Defense)	210	11,273
Cumulus Media, Inc. - Class A* (Media)	1,120	5,935
Curis, Inc.* (Biotechnology)	1,190	5,307
Curtiss-Wright Corp. (Aerospace/Defense)	490	23,010
Customers Bancorp, Inc.* (Banks)	280	4,508
CVB Financial Corp. (Banks)	980	13,250
Cyberonics, Inc.* (Healthcare - Products)	280	14,207
Cynosure, Inc. - Class A* (Healthcare - Products)	210	4,790
Cypress Semiconductor Corp. (Semiconductors)	1,540	14,384
CyrusOne, Inc. (Internet)	280	5,314
CYS Investments, Inc. (REIT)	1,820	14,797
Cytokinetics, Inc.* (Biotechnology)	350	2,657
Cytori Therapeutics, Inc.* (Pharmaceuticals)	1,190	2,773
Daktronics, Inc. (Electronics)	490	5,483
Dana Holding Corp. (Auto Parts & Equipment)	1,470	33,575
Darling International, Inc.* (Environmental Control)	1,190	25,180
DCT Industrial Trust, Inc. (REIT)	2,940	21,139
DealerTrack Holdings, Inc.* (Internet)	420	17,992
Delek US Holdings, Inc. (Oil & Gas)	420	8,858
Deluxe Corp. (Commercial Services)	490	20,413
Demand Media, Inc.* (Media)	560	3,539
Dendreon Corp.* (Biotechnology)	1,820	5,333
Denny’s Corp.* (Retail)	1,120	6,854
DepoMed, Inc.* (Pharmaceuticals)	770	5,760
Destination XL Group, Inc.* (Retail)	630	4,076
Dexcom, Inc.* (Healthcare - Products)	700	19,761
DFC Global Corp.* (Commercial Services)	490	5,385
Diamond Foods, Inc.* (Food)	280	6,602
DiamondRock Hospitality Co. (REIT)	1,960	20,913
Dice Holdings, Inc.* (Internet)	490	4,170
Digi International, Inc.* (Software)	350	3,504
Digital Generation, Inc.* (Media)	420	5,431
Digital River, Inc.* (Internet)	420	7,505
DigitalGlobe, Inc.* (Telecommunications)	770	24,346
Dime Community Bancshares, Inc. (Savings & Loans)	350	5,828
Diodes, Inc.* (Semiconductors)	420	10,290
Dole Food Co., Inc.* (Food)	560	7,627
Doral Financial Corp.* (Diversified Financial Services)	70	1,336
Dorman Products, Inc. (Auto Parts & Equipment)	280	13,874
Douglas Dynamics, Inc. (Auto Parts & Equipment)	280	4,124
Drew Industries, Inc. (Building Materials)	280	12,751
DSP Group, Inc.* (Semiconductors)	350	2,468
DuPont Fabros Technology, Inc. (REIT)	630	16,235
Dyax Corp.* (Pharmaceuticals)	1,400	9,604
Dycom Industries, Inc.* (Engineering & Construction)	350	9,797
Dynavax Technologies Corp.* (Biotechnology)	2,940	3,528
Dynegy, Inc.* (Electric)	980	18,934
Dynex Capital, Inc. (REIT)	630	5,525
E.W. Scripps Co. - Class A* (Media)	350	6,423
Eagle Bancorp, Inc.* (Banks)	280	7,921
EarthLink, Inc. (Internet)	1,190	5,891

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
EastGroup Properties, Inc. (REIT)	280	$16,579
Ebix, Inc. (Software)	420	4,175
Education Management Corp.* (Commercial Services)	420	3,830
Education Realty Trust, Inc. (REIT)	1,190	10,829
eHealth, Inc.* (Insurance)	210	6,775
El Paso Electric Co. (Electric)	420	14,028
Electro Rent Corp. (Commercial Services)	280	5,079
Electro Scientific Industries, Inc. (Electronics)	350	4,099
Electronics for Imaging, Inc.* (Computers)	490	15,523
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	280	10,338
Ellie Mae, Inc.* (Diversified Financial Services)	280	8,963
EMCOR Group, Inc. (Engineering & Construction)	700	27,390
Emerald Oil, Inc.* (Oil & Gas)	560	4,026
Emergent Biosolutions, Inc.* (Biotechnology)	350	6,668
Emeritus Corp.* (Healthcare - Services)	420	7,783
Empire District Electric Co. (Electric)	490	10,613
Employers Holdings, Inc. (Insurance)	350	10,409
Emulex Corp.* (Semiconductors)	1,050	8,148
Encore Capital Group, Inc.* (Diversified Financial Services)	280	12,841
Encore Wire Corp. (Electrical Components & Equipment)	210	8,282
Endeavour International Corp.* (Oil & Gas)	840	4,494
Endocyte, Inc.* (Pharmaceuticals)	350	4,666
Endologix, Inc.* (Healthcare - Products)	700	11,290
Energy Recovery, Inc.* (Environmental Control)	700	5,075
Energy XXI (Bermuda), Ltd. (Oil & Gas)	840	25,367
EnerNOC, Inc.* (Electric)	350	5,247
EnerSys (Electrical Components & Equipment)	490	29,709
Ennis, Inc. (Commercial Services)	350	6,314
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	210	12,644
Entegris, Inc.* (Semiconductors)	1,470	14,921
Entercom Communications Corp. - Class A* (Media)	350	3,073
Entravision Communications Corp. - Class A* (Media)	700	4,130
Entropic Communications, Inc.* (Semiconductors)	1,120	4,906
Envestnet, Inc.* (Software)	280	8,680
Enzon Pharmaceuticals, Inc. (Biotechnology)	1,120	1,882
EPAM Systems, Inc.* (Software)	280	9,660
EPIQ Systems, Inc. (Software)	420	5,552
EPL Oil & Gas, Inc.* (Oil & Gas)	350	12,989
EPR Properties (REIT)	490	23,883
Equal Energy, Ltd. (Oil & Gas)	630	2,967
Equity One, Inc. (REIT)	630	13,772
Era Group, Inc.* (Transportation)	210	5,708
ESCO Technologies, Inc. (Electronics)	280	9,304
Esterline Technologies Corp.* (Aerospace/Defense)	280	22,369
Ethan Allen Interiors, Inc. (Home Furnishings)	280	7,804
Euronet Worldwide, Inc.* (Commercial Services)	490	19,502
EverBank Financial Corp. (Savings & Loans)	840	12,583
Evercore Partners, Inc. - Class A (Diversified Financial Services)	350	17,231
EVERTEC, Inc. (Commercial Services)	350	7,774
Exact Sciences Corp.* (Biotechnology)	700	8,267
ExamWorks Group, Inc.* (Commercial Services)	350	9,097
Exar Corp.* (Semiconductors)	490	6,571
Excel Trust, Inc. (REIT)	560	6,720
EXCO Resources, Inc. (Oil & Gas)	1,470	9,908
Exelixis, Inc.* (Biotechnology)	2,030	11,815
ExlService Holdings, Inc.* (Commercial Services)	350	9,968
Express, Inc.* (Retail)	840	19,815
Exterran Holdings, Inc.* (Oil & Gas Services)	560	15,439
Extreme Networks, Inc.* (Telecommunications)	1,260	6,577
EZCORP, Inc. - Class A* (Retail)	560	9,453
F.N.B. Corp. (Banks)	1,470	17,831
Fabrinet* (Miscellaneous Manufacturing)	350	5,894
Fair Isaac Corp. (Software)	350	19,348
Fairpoint Communications, Inc.* (Telecommunications)	350	3,343
Federal Signal Corp.* (Miscellaneous Manufacturing)	700	9,009
FEI Co. (Electronics)	350	30,729
FelCor Lodging Trust, Inc.* (REIT)	1,400	8,624
Female Health Co. (Healthcare - Products)	350	3,455
Ferro Corp.* (Chemicals)	840	7,652
Fiesta Restaurant Group, Inc.* (Retail)	210	7,909
Fifth & Pacific Cos., Inc.* (Retail)	1,190	29,904
Fifth Street Finance Corp. (Investment Companies)	1,260	12,965
Financial Engines, Inc. (Diversified Financial Services)	490	29,125
Finisar Corp.* (Telecommunications)	980	22,176
First American Financial Corp. (Insurance)	1,050	25,567
First Bancorp* (Banks)	840	4,771
First Bancorp (Banks)	280	4,046
First Busey Corp. (Banks)	980	5,106
First Cash Financial Services, Inc.* (Retail)	280	16,226
First Commonwealth Financial Corp. (Banks)	1,120	8,501
First Financial Bancorp (Banks)	630	9,557
First Financial Bankshares, Inc. (Banks)	350	20,587
First Industrial Realty Trust, Inc. (REIT)	1,120	18,222
First Merchants Corp. (Banks)	350	6,066
First Midwest Bancorp, Inc. (Banks)	770	11,635
First Potomac Realty Trust (REIT)	630	7,919
First Security Group, Inc.* (Banks)	1,190	2,475
FirstMerit Corp. (Banks)	1,610	34,953
Five Below, Inc.* (Retail)	350	15,313
Five Star Quality Care, Inc.* (Healthcare - Services)	630	3,257
Flagstar BanCorp, Inc.* (Savings & Loans)	280	4,133
Flotek Industries, Inc.* (Oil & Gas Services)	560	12,880
Flow International Corp.* (Machinery - Diversified)	770	3,072

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Fluidigm Corp.* (Electronics)	280	$6,143
Flushing Financial Corp. (Savings & Loans)	350	6,458
Forest Oil Corp.* (Oil & Gas)	1,470	8,967
Forestar Group, Inc.* (Real Estate)	420	9,043
FormFactor, Inc.* (Semiconductors)	700	4,802
Forum Energy Technologies, Inc.* (Oil & Gas Services)	420	11,344
Forward Air Corp. (Transportation)	350	14,123
Francesca’s Holdings Corp.* (Retail)	490	9,134
Franklin Electric Co., Inc. (Hand/Machine Tools)	490	19,306
Franklin Street Properties Corp. (REIT)	980	12,485
Fred’s, Inc. - Class A (Retail)	420	6,573
Fresh Del Monte Produce, Inc. (Food)	420	12,466
Frontline, Ltd.* (Transportation)	1,190	3,154
FTI Consulting, Inc.* (Commercial Services)	420	15,876
Fuelcell Energy, Inc.* (Energy - Alternate Sources)	2,450	3,161
Fuller (H.B.) Co. (Chemicals)	490	22,143
Furmanite Corp.* (Metal Fabricate/Hardware)	560	5,544
Fusion-IO, Inc.* (Computers)	840	11,248
FutureFuel Corp. (Energy - Alternate Sources)	280	5,029
FX Energy, Inc.* (Oil & Gas)	910	3,130
FXCM, Inc. (Diversified Financial Services)	420	8,295
G & K Services, Inc. - Class A (Textiles)	210	12,682
Galena Biopharma, Inc.* (Biotechnology)	1,400	3,178
GasLog, Ltd. (Transportation)	350	5,226
Gastar Exploration, Ltd.* (Oil & Gas)	1,050	4,148
GenCorp, Inc.* (Aerospace/Defense)	630	10,099
Generac Holdings, Inc. (Electrical Components & Equipment)	490	20,893
General Cable Corp. (Electrical Components & Equipment)	490	15,558
General Communication, Inc. - Class A* (Telecommunications)	490	4,665
General Moly, Inc.* (Mining)	1,260	2,079
Genesco, Inc.* (Retail)	280	18,362
GenMark Diagnostics, Inc.* (Healthcare - Products)	420	5,103
Gentherm, Inc.* (Auto Parts & Equipment)	420	8,014
Gentiva Health Services, Inc.* (Healthcare - Services)	420	5,057
Geron Corp.* (Biotechnology)	2,100	7,035
Getty Realty Corp. (REIT)	280	5,440
GFI Group, Inc. (Diversified Financial Services)	980	3,871
Gibraltar Industries, Inc.* (Building Materials)	350	4,991
Glacier Bancorp, Inc. (Banks)	770	19,027
Gladstone Capital Corp. (Investment Companies)	350	3,056
Gladstone Investment Corp. (Private Equity)	420	2,961
Glatfelter (Forest Products & Paper)	490	13,264
Glimcher Realty Trust (REIT)	1,470	14,333
Global Cash Access Holdings, Inc.* (Commercial Services)	840	6,560
Global Eagle Entertainment, Inc.* (Internet)	350	3,269
Global Geophysical Services* (Oil & Gas Services)	490	1,328
Global Sources, Ltd.* (Internet)	350	2,597
Globe Specialty Metals, Inc. (Mining)	700	10,787
Globecomm Systems, Inc.* (Telecommunications)	350	4,911
Globus Med, Inc. - Class A* (Healthcare - Products)	560	9,778
Glu Mobile, Inc.* (Software)	1,120	3,125
Gold Resource Corp. (Mining)	490	3,249
Golub Capital BDC, Inc. (Investment Companies)	420	7,283
Goodrich Petroleum Corp.* (Oil & Gas)	350	8,502
Government Properties Income Trust (REIT)	560	13,401
GrafTech International, Ltd.* (Electrical Components & Equipment)	1,260	10,647
Gramercy Property Trust, Inc.* (REIT)	840	3,486
Grand Canyon Education, Inc.* (Commercial Services)	490	19,737
Granite Construction, Inc. (Engineering & Construction)	420	12,852
Graphic Packaging Holding Co.* (Packaging & Containers)	2,170	18,575
Gray Television, Inc.* (Media)	630	4,946
Great Lakes Dredge & Dock Co. (Commercial Services)	700	5,194
Greatbatch, Inc.* (Healthcare - Products)	280	9,528
Green Dot Corp. - Class A* (Commercial Services)	280	7,372
Green Plains Renewable Energy (Energy - Alternate Sources)	350	5,618
Greenhill & Co., Inc. (Diversified Financial Services)	280	13,966
Greenlight Capital Re, Ltd. - Class A* (Insurance)	350	9,954
Griffon Corp. (Building Materials)	560	7,022
Group 1 Automotive, Inc. (Retail)	210	16,313
GSI Group, Inc.* (Electronics)	420	4,007
GSI Technology, Inc.* (Semiconductors)	420	2,953
GSV Capital Corp.* (Private Equity)	350	5,187
GT Advanced Technologies, Inc.* (Semiconductors)	1,470	12,509
GTx, Inc.* (Biotechnology)	420	844
Guidewire Software, Inc.* (Software)	420	19,786
GulfMark Offshore, Inc. - Class A (Transportation)	280	14,249
H&E Equipment Services, Inc.* (Commercial Services)	350	9,296
Hackett Group, Inc. (Commercial Services)	490	3,494
Haemonetics Corp.* (Healthcare - Products)	490	19,541
Halcon Resources Corp.* (Oil & Gas)	2,170	9,613
Halozyme Therapeutics, Inc.* (Biotechnology)	1,050	11,592
Hampton Roads Bankshares, Inc.* (Banks)	1,260	1,789
Hancock Holding Co. (Banks)	840	26,359
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	350	11,816
Hanmi Financial Corp. (Banks)	350	5,800
Harbinger Group, Inc.* (Holding Companies - Diversified)	490	5,081
Harmonic, Inc.* (Telecommunications)	1,260	9,689

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Harris Teeter Supermarkets, Inc. (Food)	490	$24,103
Harte-Hanks, Inc. (Advertising)	560	4,945
Harvard Bioscience, Inc.* (Biotechnology)	490	2,577
Haverty Furniture Cos., Inc. (Retail)	210	5,151
Hawaiian Holdings, Inc.* (Airlines)	700	5,208
Headwaters, Inc.* (Building Materials)	840	7,552
Healthcare Realty Trust, Inc. (REIT)	910	21,030
Healthcare Services Group, Inc. (Commercial Services)	700	18,032
HealthSouth Corp. (Healthcare - Services)	840	28,963
HealthStream, Inc.* (Internet)	210	7,955
Healthways, Inc.* (Healthcare - Services)	420	7,774
Heartland Express, Inc. (Transportation)	560	7,946
Heartland Payment Systems, Inc. (Commercial Services)	350	13,902
Hecla Mining Co. (Mining)	3,640	11,430
HEICO Corp. (Aerospace/Defense)	560	37,934
Helen of Troy, Ltd.* (Household Products/Wares)	350	15,470
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,050	26,639
Hercules Offshore, Inc.* (Oil & Gas)	1,680	12,382
Hercules Technology Growth Capital, Inc. (Private Equity)	700	10,675
Heritage Commerce Corp. (Banks)	350	2,678
Heritage Oaks Bancorp* (Banks)	420	2,688
Herman Miller, Inc. (Office Furnishings)	630	18,384
Hersha Hospitality Trust (REIT)	2,170	12,130
HFF, Inc. - Class A (Real Estate)	350	8,768
Hibbett Sports, Inc.* (Retail)	280	15,722
Higher One Holdings, Inc.* (Diversified Financial Services)	420	3,221
Highwoods Properties, Inc. (REIT)	840	29,659
Hillenbrand, Inc. (Miscellaneous Manufacturing)	560	15,328
Hilltop Holdings, Inc.* (Insurance)	700	12,950
Hittite Microwave Corp.* (Semiconductors)	350	22,872
HMS Holdings Corp.* (Commercial Services)	910	19,574
HNI Corp. (Office Furnishings)	490	17,728
Home Bancshares, Inc. (Banks)	490	14,881
Home Loan Servicing Solutions, Ltd. (Diversified Financial Services)	560	12,326
HomeTrust Bancshares, Inc.* (Savings & Loans)	280	4,620
Horace Mann Educators Corp. (Insurance)	420	11,920
Horizon Pharma, Inc.* (Holding Companies - Diversified)	980	3,312
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	350	20,104
Horsehead Holding Corp.* (Mining)	490	6,105
Hovnanian Enterprises, Inc. - Class A* (Home Builders)	1,260	6,590
HSN, Inc. (Retail)	350	18,767
Hub Group, Inc. - Class A* (Transportation)	420	16,476
Hudson Pacific Properties, Inc. (REIT)	490	9,531
Huron Consulting Group, Inc.* (Commercial Services)	280	14,731
Hutchinson Technology, Inc.* (Computers)	490	1,705
IBERIABANK Corp. (Banks)	280	14,524
ICF International, Inc.* (Commercial Services)	210	7,436
ICG Group, Inc.* (Internet)	490	6,953
Iconix Brand Group, Inc.* (Apparel)	560	18,603
IDACORP, Inc. (Electric)	490	23,716
Idenix Pharmaceuticals, Inc.* (Pharmaceuticals)	1,330	6,929
iGATE Corp.* (Computers)	420	11,659
II-VI, Inc.* (Electronics)	560	10,539
Imation Corp.* (Computers)	630	2,583
Immersion Corp.* (Computers)	350	4,617
ImmunoGen, Inc.* (Biotechnology)	910	15,488
Immunomedics, Inc.* (Biotechnology)	910	5,633
Impax Laboratories, Inc.* (Pharmaceuticals)	700	14,357
Imperva, Inc.* (Software)	210	8,824
Incontact, Inc.* (Software)	700	5,789
Independent Bank Corp. (Banks)	280	9,996
Infinera Corp.* (Telecommunications)	1,190	13,459
Infinity Pharmaceuticals, Inc.* (Pharmaceuticals)	560	9,772
Infoblox, Inc.* (Software)	490	20,492
Inland Real Estate Corp. (REIT)	910	9,309
InnerWorkings, Inc.* (Software)	560	5,499
Innophos Holdings, Inc. (Chemicals)	210	11,084
Innospec, Inc. (Chemicals)	280	13,065
Inphi Corp.* (Semiconductors)	350	4,701
Insight Enterprises, Inc.* (Computers)	490	9,271
Insmed, Inc.* (Biotechnology)	350	5,464
Insperity, Inc. (Commercial Services)	280	10,528
Insulet Corp.* (Healthcare - Products)	560	20,294
Integra LifeSciences Holdings Corp.* (Healthcare - Products)	210	8,453
Integrated Device Technology, Inc.* (Semiconductors)	1,400	13,188
Integrated Silicon Solution, Inc.* (Semiconductors)	350	3,812
Inteliquent, Inc. (Telecommunications)	560	5,410
InterDigital, Inc. (Telecommunications)	420	15,679
Interface, Inc. (Office Furnishings)	630	12,499
InterMune, Inc.* (Biotechnology)	910	13,987
Internap Network Services Corp.* (Internet)	630	4,379
International Bancshares Corp. (Banks)	560	12,113
International Rectifier Corp.* (Semiconductors)	700	17,338
International Speedway Corp. - Class A (Entertainment)	280	9,044
Intersil Corp. - Class A (Semiconductors)	1,400	15,722
Interval Leisure Group, Inc. (Leisure Time)	420	9,925
Intralinks Holdings, Inc.* (Internet)	560	4,928
Intrepid Potash, Inc. (Chemicals)	560	8,781
Invacare Corp. (Healthcare - Products)	420	7,253
InvenSense, Inc.* (Electronics)	630	11,101
Invesco Mortgage Capital, Inc. (REIT)	1,330	20,469
Investment Technology Group, Inc.* (Diversified Financial Services)	420	6,602
Investors Bancorp, Inc. (Savings & Loans)	490	10,721
Investors Real Estate Trust (REIT)	1,120	9,240
ION Geophysical Corp.* (Oil & Gas Services)	1,470	7,644
Iridium Communications, Inc.* (Telecommunications)	770	5,298
iRobot Corp.* (Machinery - Diversified)	280	10,548

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	980	$11,613
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	1,120	42,044
Isle of Capri Casinos, Inc.* (Entertainment)	350	2,646
iStar Financial, Inc.* (REIT)	910	10,956
Itron, Inc.* (Electronics)	420	17,988
ITT Educational Services, Inc.* (Commercial Services)	280	8,680
Ixia* (Telecommunications)	630	9,872
IXYS Corp. (Semiconductors)	350	3,378
j2 Global, Inc. (Computers)	490	24,265
Jack in the Box, Inc.* (Retail)	420	16,800
JAKKS Pacific, Inc. (Toys/Games/Hobbies)	280	1,257
Janus Capital Group, Inc. (Diversified Financial Services)	1,540	13,105
JetBlue Airways Corp.* (Airlines)	2,380	15,851
Jive Software, Inc.* (Software)	420	5,250
John Bean Technologies Corp. (Miscellaneous Manufacturing)	350	8,708
Jos. A. Bank Clothiers, Inc.* (Retail)	280	12,309
Journal Communications, Inc. - Class A* (Media)	560	4,788
K12, Inc.* (Commercial Services)	280	8,646
Kaiser Aluminum Corp. (Mining)	210	14,962
Kaman Corp. - Class A (Aerospace/Defense)	280	10,601
KapStone Paper & Packaging Corp. (Forest Products & Paper)	420	17,976
Kaydon Corp. (Metal Fabricate/Hardware)	350	12,432
KB Home (Home Builders)	840	15,137
KCAP Financial, Inc. (Investment Companies)	350	3,143
KCG Holdings, Inc. - Class A* (Diversified Financial Services)	630	5,462
Kelly Services, Inc. - Class A (Commercial Services)	350	6,815
KEMET Corp.* (Electronics)	700	2,926
Kennedy-Wilson Holdings, Inc. (Real Estate)	560	10,394
Keryx Biopharmaceuticals, Inc.* (Pharmaceuticals)	910	9,191
Key Energy Services, Inc.* (Oil & Gas Services)	1,680	12,247
Kforce, Inc. (Commercial Services)	350	6,192
Kimball International, Inc. - Class B (Home Furnishings)	420	4,658
Kindred Healthcare, Inc. (Healthcare - Services)	630	8,461
Kior, Inc. - Class A* (Energy - Alternate Sources)	630	1,777
Kite Realty Group Trust (REIT)	1,050	6,227
Knight Transportation, Inc. (Transportation)	630	10,408
Knightsbridge Tankers, Ltd. (Transportation)	420	4,271
Knoll, Inc. (Office Furnishings)	560	9,486
Kodiak Oil & Gas Corp.* (Oil & Gas)	2,660	32,079
Kopin Corp.* (Semiconductors)	980	3,949
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	210	8,956
Korn/Ferry International* (Commercial Services)	560	11,984
Kraton Performance Polymers, Inc.* (Chemicals)	350	6,857
Kratos Defense & Security Solutions, Inc.* (Aerospace/Defense)	630	5,217
Krispy Kreme Doughnuts, Inc.* (Retail)	700	13,538
L&L Energy, Inc.* (Coal)	700	889
Laclede Group, Inc. (Gas)	350	15,750
Ladenburg Thalman Finance Services, Inc.* (Diversified Financial Services)	1,750	3,168
Lakeland Bancorp, Inc. (Banks)	420	4,725
Lancaster Colony Corp. (Food)	210	16,441
Landec Corp.* (Chemicals)	350	4,270
LaSalle Hotel Properties (REIT)	980	27,950
Lattice Semiconductor Corp.* (Semiconductors)	1,330	5,932
Layne Christensen Co.* (Engineering & Construction)	280	5,589
La-Z-Boy, Inc. (Home Furnishings)	560	12,717
Leap Wireless International, Inc.* (Telecommunications)	700	11,052
LeapFrog Enterprises, Inc.* (Toys/Games/Hobbies)	700	6,594
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	2,730	6,470
Lexington Realty Trust (REIT)	1,680	18,866
Libbey, Inc.* (Housewares)	280	6,658
Life Time Fitness, Inc.* (Leisure Time)	420	21,617
LifeLock, Inc.* (Commercial Services)	700	10,381
Lifevantage Corp.* (Pharmaceuticals)	1,610	3,832
Limelight Networks, Inc.* (Internet)	1,050	2,027
Lincoln Educational Services Corp. (Commercial Services)	490	2,259
Lionbridge Technologies, Inc.* (Internet)	980	3,616
Liquidity Services, Inc.* (Internet)	280	9,397
Lithia Motors, Inc. - Class A (Retail)	210	15,322
Littelfuse, Inc. (Electrical Components & Equipment)	210	16,427
Live Nation, Inc.* (Commercial Services)	1,400	25,970
LivePerson, Inc.* (Computers)	630	5,947
LogMeIn, Inc.* (Telecommunications)	280	8,694
Louisiana-Pacific Corp.* (Building Materials)	1,400	24,626
LSB Industries, Inc.* (Miscellaneous Manufacturing)	210	7,041
LSI Industries, Inc. (Building Materials)	350	2,954
LTC Properties, Inc. (REIT)	350	13,293
LTX-Credence Corp.* (Semiconductors)	630	4,145
Luby’s, Inc.* (Retail)	350	2,513
Lumber Liquidators Holdings, Inc.* (Retail)	280	29,861
Luminex Corp.* (Healthcare - Products)	420	8,400
M.D.C. Holdings, Inc. (Home Builders)	420	12,604
M/I Schottenstein Homes, Inc.* (Home Builders)	280	5,774
Macatawa Bank Corp.* (Banks)	490	2,636
Magellan Health Services, Inc.* (Healthcare - Services)	280	16,789
magicJack VocalTec, Ltd.* (Internet)	280	3,604
Magnum Hunter Resources Corp.* (Oil & Gas)	1,960	12,093
Maiden Holdings, Ltd. (Insurance)	560	6,614
Maidenform Brands, Inc.* (Apparel)	280	6,577

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Main Street Capital Corp. (Investment Companies)	350	$10,476
Mainsource Financial Group, Inc. (Banks)	280	4,253
MAKO Surgical Corp.* (Healthcare - Products)	490	14,459
Manhattan Associates, Inc.* (Computers)	210	20,045
MannKind Corp.* (Pharmaceuticals)	1,610	9,177
ManTech International Corp. - Class A (Software)	280	8,053
Marchex, Inc. - Class B (Advertising)	420	3,058
Marcus Corp. (Lodging)	280	4,068
MarineMax, Inc.* (Retail)	350	4,270
MarketAxess Holdings, Inc. (Diversified Financial Services)	350	21,014
Marriott Vacations Worldwide Corp.* (Entertainment)	280	12,320
Marten Transport, Ltd. (Transportation)	280	4,802
Martha Stewart Living Omnimedia, Inc. - Class A* (Media)	840	1,932
Masimo Corp. (Healthcare - Products)	490	13,054
MasTec, Inc.* (Engineering & Construction)	630	19,089
Matador Resources Co.* (Oil & Gas)	560	9,145
Materion Corp. (Mining)	210	6,733
Matrix Service Co.* (Oil & Gas Services)	350	6,867
Matson, Inc. (Transportation)	490	12,853
Matthews International Corp. - Class A (Commercial Services)	280	10,662
MAXIMUS, Inc. (Commercial Services)	700	31,528
Maxlinear, Inc. - Class A* (Semiconductors)	420	3,482
Maxwell Technologies, Inc.* (Computers)	490	4,449
MB Financial, Inc. (Banks)	560	15,814
MCG Capital Corp. (Investment Companies)	910	4,586
McGrath Rentcorp (Commercial Services)	280	9,996
MDC Partners, Inc. - Class A (Advertising)	280	7,834
Meadowbrook Insurance Group, Inc. (Insurance)	630	4,095
Medallion Financial Corp. (Investment Companies)	280	4,166
MedAssets, Inc.* (Software)	630	16,015
Media General, Inc. - Class A* (Media)	280	3,993
Medical Properties Trust, Inc. (REIT)	1,540	18,742
Medidata Solutions, Inc.* (Software)	280	27,700
Medley Capital Corp. (Private Equity)	350	4,827
Mentor Graphics Corp. (Computers)	980	22,903
Mercury Computer Systems, Inc.* (Computers)	420	4,196
Meredith Corp. (Media)	350	16,667
Merge Healthcare, Inc.* (Healthcare - Products)	980	2,558
Meridian Bioscience, Inc. (Healthcare - Products)	420	9,933
Merit Medical Systems, Inc.* (Healthcare - Products)	490	5,944
Meritage Homes Corp.* (Home Builders)	350	15,033
Meritor, Inc.* (Auto Parts & Equipment)	1,120	8,803
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	1,050	3,990
Methode Electronics, Inc. (Electronics)	420	11,760
MGE Energy, Inc. (Electric)	210	11,456
MGIC Investment Corp.* (Insurance)	3,290	23,951
Micrel, Inc. (Semiconductors)	560	5,102
Microsemi Corp.* (Semiconductors)	910	22,067
Midstates Pete Co., Inc.* (Oil & Gas)	560	2,873
Midway Gold Corp.* (Mining)	2,450	2,340
Millennial Media, Inc.* (Advertising)	490	3,464
Miller Energy Resources, Inc.* (Oil & Gas)	630	4,574
MiMedx Group, Inc.* (Healthcare - Products)	980	4,087
Mindspeed Technologies, Inc.* (Semiconductors)	770	2,341
Mine Safety Appliances Co. (Environmental Control)	280	14,451
Minerals Technologies, Inc. (Chemicals)	350	17,280
Mitek System, Inc.* (Computers)	420	2,176
MKS Instruments, Inc. (Semiconductors)	560	14,890
Mobile Mini, Inc.* (Storage/Warehousing)	420	14,305
Modine Manufacturing Co.* (Auto Parts & Equipment)	560	8,193
ModusLink Global Solutions, Inc.* (Internet)	770	2,110
Molina Healthcare, Inc.* (Healthcare - Services)	280	9,968
Molycorp, Inc.* (Mining)	1,400	9,184
Momenta Pharmaceuticals, Inc.* (Biotechnology)	560	8,058
MoneyGram International, Inc.* (Commercial Services)	280	5,482
Monmouth Real Estate Investment Corp. - Class A (REIT)	560	5,079
Monolithic Power Systems, Inc. (Semiconductors)	420	12,718
Monotype Imaging Holdings, Inc. (Software)	420	12,037
Monro Muffler Brake, Inc. (Commercial Services)	350	16,272
Monster Worldwide, Inc.* (Commercial Services)	1,400	6,188
Montpelier Re Holdings, Ltd. (Insurance)	490	12,765
Moog, Inc. - Class A* (Aerospace/Defense)	420	24,641
Morgans Hotel Group Co.* (Lodging)	420	3,230
MoSys, Inc.* (Semiconductors)	770	2,864
Move, Inc.* (Internet)	491	8,318
MPG Office Trust, Inc.* (REIT)	980	3,067
Mueller Industries, Inc. (Metal Fabricate/Hardware)	280	15,587
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	1,680	13,423
Multimedia Games Holding Co., Inc.* (Entertainment)	350	12,093
MVC Capital, Inc. (Investment Companies)	350	4,571
Myers Industries, Inc. (Miscellaneous Manufacturing)	350	7,039
MYR Group, Inc.* (Engineering & Construction)	280	6,804
Nanometrics, Inc.* (Semiconductors)	280	4,514
Nanosphere, Inc.* (Biotechnology)	770	1,540
National Bank Holdings Corp. (Holding Companies - Diversified)	560	11,503
National CineMedia, Inc. (Entertainment)	630	11,882
National Health Investors, Inc. (REIT)	280	15,929
National Penn Bancshares, Inc. (Banks)	1,260	12,663
Natus Medical, Inc.* (Healthcare - Products)	350	4,963
Nautilus, Inc.* (Leisure Time)	420	3,032

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Navidea Biopharmaceuticals, Inc.* (Healthcare - Products)	1,610	$4,267
Navigant Consulting Co.* (Commercial Services)	560	8,658
NBT Bancorp, Inc. (Banks)	490	11,260
NCI Building Systems, Inc.* (Building Materials)	280	3,567
Nektar Therapeutics, Inc.* (Pharmaceuticals)	1,190	12,436
Nelnet, Inc. - Class A (Diversified Financial Services)	280	10,766
Neogen Corp.* (Pharmaceuticals)	280	17,002
NeoGenomics, Inc.* (Biotechnology)	630	1,890
Neonode, Inc.* (Telecommunications)	420	2,696
NeoPhotonics Corp.* (Telecommunications)	350	2,587
NETGEAR, Inc.* (Telecommunications)	420	12,961
NetScout Systems, Inc.* (Computers)	420	10,739
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	700	7,924
New Jersey Resources Corp. (Gas)	420	18,501
New Mountain Finance Corp. (Investment Companies)	420	6,052
New Residential Investment Corp. (REIT)	2,590	17,146
New York & Co., Inc.* (Retail)	490	2,832
New York Mortgage Trust, Inc. (REIT)	770	4,813
NewBridge Bancorp* (Banks)	420	3,062
Newpark Resources, Inc.* (Oil & Gas Services)	910	11,521
Newport Corp.* (Electronics)	490	7,659
NewStar Financial, Inc.* (Diversified Financial Services)	350	6,395
Nexstar Broadcasting Group, Inc. - Class A (Media)	280	12,461
NGP Capital Resources Co. (Investment Companies)	420	3,121
NIC, Inc. (Internet)	700	16,177
NII Holdings, Inc. - Class B* (Telecommunications)	1,820	11,047
Noranda Aluminum Holding Corp. (Mining)	700	1,722
Nordic American Tankers, Ltd. (Transportation)	770	6,345
Northern Oil & Gas, Inc.* (Oil & Gas)	700	10,101
Northfield BanCorp, Inc. (Savings & Loans)	630	7,648
NorthStar Realty Finance Corp. (REIT)	2,030	18,838
Northwest Bancshares, Inc. (Savings & Loans)	980	12,956
Northwest Natural Gas Co. (Gas)	280	11,754
NorthWestern Corp. (Electric)	420	18,866
Novavax, Inc.* (Biotechnology)	1,890	5,972
NPS Pharmaceuticals, Inc.* (Biotechnology)	1,050	33,400
Nutrisystem, Inc. (Food)	350	5,033
NuVasive, Inc.* (Healthcare - Products)	490	12,000
Nuverra Environmental Solutions, Inc.* (Environmental Control)	1,820	4,168
NxStage Medical, Inc.* (Healthcare - Products)	630	8,291
Odyssey Marine Exploration, Inc.* (Commercial Services)	1,190	3,582
Office Depot, Inc.* (Retail)	2,660	12,848
OfficeMax, Inc. (Retail)	980	12,534
OFG Bancorp (Banks)	490	7,933
Old National Bancorp (Banks)	1,050	14,910
Olin Corp. (Chemicals)	840	19,379
OM Group, Inc.* (Chemicals)	350	11,823
Omega Protein Corp.* (Pharmaceuticals)	350	3,560
Omeros Corp.* (Biotechnology)	560	5,460
Omnicell, Inc.* (Software)	420	9,946
OmniVision Technologies, Inc.* (Semiconductors)	560	8,574
Omnova Solutions, Inc.* (Chemicals)	630	5,387
On Assignment, Inc.* (Commercial Services)	490	16,170
OneBeacon Insurance Group, Ltd. - Class A (Insurance)	280	4,133
OpenTable, Inc.* (Internet)	210	14,696
Opko Health, Inc.* (Pharmaceuticals)	1,540	13,567
Oplink Communications, Inc.* (Telecommunications)	280	5,270
Optimer Pharmaceuticals, Inc.* (Pharmaceuticals)	560	7,056
OraSure Technologies, Inc.* (Healthcare - Products)	840	5,048
Orbcomm, Inc.* (Telecommunications)	630	3,320
Orbital Sciences Corp.* (Aerospace/Defense)	630	13,343
Orbitz Worldwide, Inc.* (Internet)	350	3,371
Orexigen Therapeutics, Inc.* (Pharmaceuticals)	1,120	6,877
Orient-Express Hotels, Ltd. - Class A* (Lodging)	980	12,720
Orion Marine Group, Inc.* (Engineering & Construction)	350	3,644
Oritani Financial Corp. (Savings & Loans)	490	8,065
Orthofix International N.V.* (Healthcare - Products)	210	4,381
OSI Systems, Inc.* (Electronics)	210	15,639
Otter Tail Corp. (Electric)	420	11,592
Outerwall, Inc.* (Diversified Financial Services)	280	13,996
Owens & Minor, Inc. (Distribution/Wholesale)	630	21,792
Pacer International, Inc.* (Transportation)	560	3,466
Pacific Boisciences of California, Inc.* (Biotechnology)	910	5,032
Pacific Sunwear of California, Inc.* (Retail)	840	2,520
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	280	13,465
PacWest Bancorp (Banks)	420	14,431
Paramount Gold & Silver Corp.* (Mining)	2,520	3,251
PAREXEL International Corp.* (Commercial Services)	560	28,129
Park Electrochemical Corp. (Electronics)	280	8,022
Park Sterling Corp. (Banks)	630	4,038
Parker Drilling Co.* (Oil & Gas)	1,400	7,980
Parkervision, Inc.* (Telecommunications)	1,120	3,752
Parkway Properties, Inc. (REIT)	490	8,707
PDC Energy, Inc.* (Oil & Gas)	280	16,671
PDF Solutions, Inc.* (Software)	280	5,950
PDL BioPharma, Inc. (Biotechnology)	1,470	11,716
Pebblebrook Hotel Trust (REIT)	630	18,087
Pendrell Corp.* (Commercial Services)	2,030	3,938
Penn Virginia Corp.* (Oil & Gas)	770	5,121

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
PennantPark Investment Corp. (Investment Companies)	770	$8,670
Pennsylvania REIT (REIT)	700	13,090
PennyMac Mortgage Investment Trust (REIT)	630	14,288
Penske Automotive Group, Inc. (Retail)	420	17,947
Peregrine Pharmaceuticals, Inc.* (Biotechnology)	2,380	3,356
Peregrine Semiconductor Corp.* (Semiconductors)	350	3,140
Perficient, Inc.* (Internet)	420	7,711
Performant FINL Corp.* (Commercial Services)	280	3,058
Pericom Semiconductor Corp.* (Semiconductors)	420	3,276
PetMed Express, Inc. (Retail)	280	4,561
PetroQuest Energy, Inc.* (Oil & Gas)	840	3,368
PGT, Inc.* (Building Materials)	490	4,856
PharMerica Corp.* (Pharmaceuticals)	350	4,645
PHH Corp.* (Commercial Services)	630	14,956
Photronics, Inc.* (Semiconductors)	770	6,028
PICO Holdings, Inc.* (Water)	280	6,065
Piedmont Natural Gas Co., Inc. (Gas)	770	25,318
Pier 1 Imports, Inc. (Retail)	980	19,130
Pike Electric Corp. (Electric)	350	3,962
Pilgrim’s Pride Corp.* (Food)	700	11,753
Pinnacle Entertainment, Inc.* (Entertainment)	630	15,782
Pinnacle Financial Partners, Inc.* (Banks)	350	10,434
Pioneer Energy Services Corp.* (Oil & Gas Services)	770	5,783
Planet Payment, Inc.* (Software)	840	2,134
Plantronics, Inc. (Telecommunications)	420	19,341
Platinum Underwriters Holdings, Ltd. (Insurance)	350	20,906
Plexus Corp.* (Electronics)	350	13,020
PLX Technology, Inc.* (Semiconductors)	700	4,214
PMC-Sierra, Inc.* (Semiconductors)	2,100	13,902
PMFG, Inc.* (Miscellaneous Manufacturing)	420	3,108
PNM Resources, Inc. (Electric)	840	19,009
PolyOne Corp. (Chemicals)	980	30,095
Polypore International, Inc.* (Miscellaneous Manufacturing)	490	20,075
Pool Corp. (Distribution/Wholesale)	490	27,504
Portland General Electric Co. (Electric)	770	21,737
Post Holdings, Inc.* (Food)	350	14,130
Potlatch Corp. (REIT)	420	16,666
Power Integrations, Inc. (Semiconductors)	280	15,162
PowerSecure International, Inc.* (Electrical Components & Equipment)	280	4,494
Pozen, Inc.* (Pharmaceuticals)	490	2,808
Premiere Global Services, Inc.* (Telecommunications)	560	5,578
Prestige Brands Holdings, Inc.* (Household Products/Wares)	560	16,867
PRGX Global, Inc.* (Commercial Services)	490	3,067
PriceSmart, Inc. (Retail)	210	20,000
Primerica, Inc. (Insurance)	560	22,590
Primoris Services Corp. (Holding Companies - Diversified)	420	10,698
PrivateBancorp, Inc. (Banks)	700	14,980
Procera Networks, Inc.* (Telecommunications)	280	4,337
Progenics Pharmaceuticals, Inc.* (Pharmaceuticals)	770	3,873
Progress Software Corp.* (Software)	560	14,493
Proofpoint, Inc.* (Software)	280	8,994
PROS Holdings, Inc.* (Software)	280	9,573
Prospect Capital Corp. (Investment Companies)	2,450	27,390
Prosperity Bancshares, Inc. (Banks)	630	38,958
Provident Financial Services, Inc. (Savings & Loans)	630	10,212
Provident New York Bancorp (Savings & Loans)	560	6,098
PTC, Inc.* (Software)	1,190	33,831
Puma Biotechnology, Inc.* (Biotechnology)	210	11,269
QLIK Technologies, Inc.* (Software)	840	28,761
QLogic Corp.* (Semiconductors)	980	10,721
Quad Graphics, Inc. (Commercial Services)	280	8,501
Quality Distribution, Inc.* (Transportation)	350	3,234
Quality Systems, Inc. (Software)	420	9,127
Quanex Building Products Corp. (Building Materials)	420	7,909
Quantum Corp.* (Computers)	2,940	4,057
Questcor Pharmaceuticals, Inc. (Pharmaceuticals)	490	28,419
Quicksilver Resources, Inc.* (Oil & Gas)	1,960	3,861
Quidel Corp.* (Healthcare - Products)	350	9,940
Quiksilver, Inc.* (Apparel)	1,470	10,334
QuinStreet, Inc.* (Internet)	420	3,969
Radian Group, Inc. (Insurance)	1,750	24,377
RadioShack Corp.* (Retail)	1,330	4,535
RadiSys Corp.* (Computers)	490	1,573
RAIT Financial Trust (REIT)	840	5,947
Rambus, Inc.* (Semiconductors)	1,190	11,186
Ramco-Gershenson Properties Trust (REIT)	630	9,708
Raptor Pharmaceutical Corp.* (Pharmaceuticals)	630	9,412
Raven Industries, Inc. (Miscellaneous Manufacturing)	420	13,738
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	210	13,837
RealD, Inc.* (Computers)	490	3,430
RealNetworks, Inc.* (Internet)	350	2,996
RealPage, Inc.* (Software)	490	11,348
Redwood Trust, Inc. (REIT)	840	16,540
Regis Corp. (Retail)	560	8,221
Renasant Corp. (Banks)	280	7,608
Renewable Energy Group, Inc.* (Energy - Alternate Sources)	280	4,242
Rent-A-Center, Inc. (Commercial Services)	560	21,336
Rentech, Inc. (Chemicals)	2,730	5,405
Repligen Corp.* (Biotechnology)	490	5,434
Repros Therapeutics, Inc.* (Pharmaceuticals)	280	7,504
Republic Airways Holdings, Inc.* (Airlines)	560	6,664
Resolute Energy Corp.* (Oil & Gas)	840	7,022
Resolute Forest Products, Inc.* (Forest Products & Paper)	770	10,179
Resource Capital Corp. (REIT)	1,400	8,316

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Resources Connection, Inc. (Commercial Services)	490	$6,649
Responsys, Inc.* (Internet)	420	6,930
Retail Opportunity Investments Corp. (REIT)	700	9,674
Revolution Lighting Technologies, Inc.* (Electrical Components & Equipment)	630	1,613
Rex Energy Corp.* (Oil & Gas)	490	10,927
Rexnord Corp.* (Metal Fabricate/Hardware)	350	7,280
RF Micro Devices, Inc.* (Telecommunications)	2,940	16,582
Rigel Pharmaceuticals, Inc.* (Pharmaceuticals)	1,190	4,260
Rite Aid Corp.* (Retail)	7,350	34,986
RLI Corp. (Insurance)	210	18,358
RLJ Lodging Trust (REIT)	1,260	29,598
Rockville Financial, Inc. (Savings & Loans)	350	4,550
Rockwell Medical, Inc.* (Healthcare - Products)	700	7,987
Rofin-Sinar Technologies, Inc.* (Electronics)	350	8,474
Rosetta Resources, Inc.* (Oil & Gas)	630	34,309
Roundy’s, Inc. (Retail)	420	3,612
Rouse Properties, Inc. (REIT)	280	5,762
RPX Corp.* (Commercial Services)	350	6,136
RTI Biologics, Inc.* (Biotechnology)	840	3,142
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	350	11,214
Ruby Tuesday, Inc.* (Retail)	700	5,250
Ruckus Wireless, Inc.* (Telecommunications)	490	8,247
Rudolph Technologies, Inc.* (Semiconductors)	420	4,788
Rush Enterprises, Inc. - Class A* (Retail)	350	9,279
Ruth’s Hospitality Group, Inc. (Retail)	420	4,981
Ryman Hospitality Properties, Inc. (REIT)	420	14,494
S&T Bancorp, Inc. (Banks)	350	8,477
Sabra Health Care REIT, Inc. (REIT)	420	9,664
Safeguard Scientifics, Inc.* (Internet)	280	4,393
Saia, Inc.* (Transportation)	280	8,730
Saks, Inc.* (Retail)	1,050	16,737
Sanchez Energy Corp.* (Oil & Gas)	350	9,244
Sanderson Farms, Inc. (Food)	210	13,700
Sandy Spring Bancorp, Inc. (Banks)	280	6,513
Sangamo Biosciences, Inc.* (Biotechnology)	700	7,336
Sanmina Corp.* (Electronics)	840	14,691
Santarus, Inc.* (Pharmaceuticals)	560	12,639
Sapient Corp.* (Internet)	1,120	17,438
Sarepta Therapeutics, Inc.* (Pharmaceuticals)	350	16,530
ScanSource, Inc.* (Distribution/Wholesale)	280	9,688
Schnitzer Steel Industries, Inc. - Class A (Iron/Steel)	280	7,711
Scholastic Corp. (Media)	280	8,022
Schulman (A.), Inc. (Chemicals)	350	10,311
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	350	21,186
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	770	3,904
Scientific Games Corp. - Class A* (Entertainment)	560	9,055
Sciquest, Inc.* (Software)	280	6,289
Scorpio Tankers, Inc. (Transportation)	1,680	16,396
SeaChange International, Inc.* (Software)	420	4,817
Seacoast Banking Corp. of Florida* (Banks)	1,260	2,734
SEACOR Holdings, Inc. (Oil & Gas Services)	210	18,992
Select Comfort Corp.* (Home Furnishings)	560	13,636
Select Medical Holdings Corp. (Healthcare - Services)	630	5,084
Selective Insurance Group, Inc. (Insurance)	560	13,720
SemGroup Corp. - Class A (Pipelines)	420	23,948
Semtech Corp.* (Semiconductors)	700	20,992
Sensient Technologies Corp. (Chemicals)	490	23,465
Sequenom, Inc.* (Biotechnology)	1,400	3,738
ServiceSource International, Inc.* (Commercial Services)	700	8,456
Shenandoah Telecommunications Co. (Telecommunications)	280	6,748
SHFl Entertainment, Inc.* (Entertainment)	630	14,490
Ship Finance International, Ltd. (Transportation)	560	8,551
ShoreTel, Inc.* (Telecommunications)	910	5,496
Shutterfly, Inc.* (Internet)	350	19,558
SIGA Technologies, Inc.* (Pharmaceuticals)	770	2,957
Sigma Designs, Inc.* (Semiconductors)	560	3,130
Silicon Graphics International Corp.* (Computers)	420	6,825
Silicon Image, Inc.* (Semiconductors)	980	5,233
Simpson Manufacturing Co., Inc. (Building Materials)	420	13,679
Sinclair Broadcast Group, Inc. - Class A (Media)	700	23,464
Skechers U.S.A., Inc. - Class A* (Apparel)	420	13,066
Skilled Healthcare Group, Inc. - Class A* (Healthcare - Services)	350	1,526
SkyWest, Inc. (Airlines)	560	8,131
Smith & Wesson Holding Corp.* (Miscellaneous Manufacturing)	700	7,693
Snyders-Lance, Inc. (Food)	490	14,137
Solar Capital, Ltd. (Investment Companies)	490	10,862
Solazyme, Inc.* (Energy - Alternate Sources)	560	6,031
Solta Medical, Inc.* (Healthcare - Products)	1,260	2,621
Sonic Automotive, Inc. - Class A (Retail)	420	9,996
Sonic Corp.* (Retail)	630	11,183
Sonus Networks, Inc.* (Telecommunications)	2,450	8,281
Sotheby’s - Class A (Commercial Services)	700	34,390
Sourcefire, Inc.* (Internet)	350	26,571
South Jersey Industries, Inc. (Gas)	350	20,503
Southwest Bancorp, Inc.* (Banks)	280	4,147
Southwest Gas Corp. (Gas)	490	24,500
Sovran Self Storage, Inc. (REIT)	350	26,488
Spansion, Inc. - Class A* (Computers)	560	5,650
Spartan Motors, Inc. (Auto Parts & Equipment)	560	3,399
Spartan Stores, Inc. (Food)	280	6,177
Spectranetics Corp.* (Healthcare - Products)	420	7,048

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Spectrum Brands Holdings, Inc. (Household Products/Wares)	210	$13,826
Spectrum Pharmaceuticals, Inc. (Biotechnology)	770	6,460
Speed Commerce, Inc.* (Distribution/Wholesale)	840	2,755
Spirit Airlines, Inc.* (Airlines)	630	21,590
SS&C Technologies Holdings, Inc.* (Software)	560	21,336
Staar Surgical Co.* (Healthcare - Products)	490	6,635
STAG Industrial, Inc. (REIT)	490	9,859
Stage Stores, Inc. (Retail)	350	6,720
Standard Motor Products, Inc. (Auto Parts & Equipment)	210	6,754
Standard Pacific Corp.* (Home Builders)	1,540	12,181
Star Scientific, Inc.* (Agriculture)	2,590	4,947
State Bank Finacial Corp. (Banks)	420	6,665
Steelcase, Inc. - Class A (Office Furnishings)	910	15,124
Stein Mart, Inc. (Retail)	350	4,802
StellarOne Corp. (Banks)	280	6,300
Stepan Co. (Chemicals)	210	12,123
STERIS Corp. (Healthcare - Products)	560	24,058
Sterling Bancorp (Banks)	420	5,767
Sterling Financial Corp. (Banks)	350	10,028
Steven Madden, Ltd.* (Apparel)	420	22,609
Stewart Enterprises, Inc. - Class A (Commercial Services)	770	10,118
Stewart Information Services Corp. (Insurance)	280	8,957
Stifel Financial Corp.* (Diversified Financial Services)	630	25,969
Stillwater Mining Co.* (Mining)	1,260	13,872
Stone Energy Corp.* (Oil & Gas)	560	18,161
Stoneridge, Inc.* (Electronics)	350	3,784
Strategic Hotels & Resorts, Inc.* (REIT)	1,890	16,405
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	210	13,152
Summit Hotel Properties, Inc. (REIT)	770	7,076
Sun Bancorp, Inc.* (Banks)	770	2,949
Sun Communities, Inc. (REIT)	350	14,917
Sun Hydraulics Corp. (Metal Fabricate/Hardware)	210	7,613
SunCoke Energy, Inc.* (Coal)	770	13,090
SunEdison, Inc.* (Semiconductors)	2,380	18,968
Sunesis Pharmaceuticals, Inc.* (Biotechnology)	560	2,778
SunPower Corp.* (Electrical Components & Equipment)	420	10,987
Sunstone Hotel Investors, Inc. (REIT)	1,680	21,403
Super Micro Computer, Inc.* (Computers)	420	5,687
Superior Industries International, Inc. (Auto Parts & Equipment)	280	4,992
SUPERVALU, Inc.* (Food)	2,100	17,283
Support.com, Inc.* (Internet)	770	4,197
Susquehanna Bancshares, Inc. (Banks)	1,890	23,720
Swift Energy Co.* (Oil & Gas)	490	5,596
Swift Transportation Co.* (Transportation)	840	16,959
Swisher Hygiene, Inc.* (Commercial Services)	2,590	1,571
SWS Group, Inc.* (Diversified Financial Services)	490	2,734
Sykes Enterprises, Inc.* (Computers)	420	7,522
Symetra Financial Corp. (Insurance)	840	14,969
Symmetricom, Inc.* (Telecommunications)	700	3,374
Symmetry Medical, Inc.* (Healthcare - Products)	490	3,998
Synaptics, Inc.* (Computers)	350	15,498
Synchronoss Technologies, Inc.* (Software)	350	13,321
Synergy Pharmaceuticals, Inc.* (Pharmaceuticals)	1,050	4,799
Synergy Resources Corp.* (Oil & Gas)	560	5,460
SYNNEX Corp.* (Software)	280	17,206
Synta Pharmaceuticals Corp.* (Pharmaceuticals)	630	3,975
Take-Two Interactive Software, Inc.* (Software)	840	15,254
TAL International Group, Inc. (Trucking & Leasing)	350	16,355
Tangoe, Inc.* (Software)	350	8,351
Targa Resources Corp. (Oil & Gas Services)	350	25,536
Targacept, Inc.* (Pharmaceuticals)	560	2,974
TASER International, Inc.* (Electronics)	630	9,393
TCP Capital Corp. (Investment Companies)	350	5,677
Team Health Holdings, Inc.* (Commercial Services)	700	26,557
Team, Inc.* (Commercial Services)	210	8,348
TearLab Corp.* (Healthcare - Products)	350	3,871
Tecumseh Products Co. - Class A* (Machinery - Diversified)	280	2,506
Teekay Tankers, Ltd. - Class A (Transportation)	1,050	2,751
TeleCommunication Systems, Inc. - Class A* (Internet)	980	2,411
Teledyne Technologies, Inc.* (Aerospace/Defense)	350	29,726
TeleTech Holdings, Inc.* (Commercial Services)	210	5,269
Tellabs, Inc. (Telecommunications)	3,990	9,057
Tenneco, Inc.* (Auto Parts & Equipment)	630	31,815
Terreno Realty Corp. (REIT)	280	4,973
Tesco Corp.* (Oil & Gas Services)	420	6,959
Tessera Technologies, Inc. (Semiconductors)	560	10,836
TETRA Technologies, Inc.* (Environmental Control)	700	18,123
TETRA Technologies, Inc.* (Oil & Gas Services)	840	10,525
Texas Capital Bancshares, Inc.* (Banks)	420	19,307
Texas Industries, Inc.* (Building Materials)	210	13,925
Texas Roadhouse, Inc. - Class A (Retail)	630	16,556
Textainer Group Holdings, Ltd. (Trucking & Leasing)	210	7,953
The Active Network, Inc.* (Internet)	700	10,017
The Andersons, Inc. (Agriculture)	210	14,679
The Brink’s Co. (Commercial Services)	490	13,867
The Buckle, Inc. (Retail)	280	15,134
The Cato Corp. - Class A (Retail)	280	7,834
The Cheesecake Factory, Inc. (Retail)	560	24,612
The Children’s Place Retail Stores, Inc.* (Retail)	210	12,151

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Corporate Executive Board Co. (Commercial Services)	350	$25,417
The Ensign Group, Inc. (Healthcare - Services)	210	8,633
The Finish Line, Inc. - Class A (Retail)	560	13,927
The First Marblehead Corp.* (Diversified Financial Services)	2,030	1,665
The Geo Group, Inc. (REIT)	700	23,275
The Greenbrier Cos., Inc.* (Trucking & Leasing)	280	6,924
The Hain Celestial Group, Inc.* (Food)	350	26,992
The Jones Group, Inc. (Apparel)	840	12,608
The KEYW Holding Corp.* (Computers)	420	5,649
The McClatchy Co. - Class A* (Media)	1,120	3,360
The Medicines Co.* (Biotechnology)	560	18,771
The Men’s Wearhouse, Inc. (Retail)	490	16,685
The Middleby Corp.* (Machinery - Diversified)	210	43,871
The New York Times Co. - Class A* (Media)	1,330	16,718
The Pantry, Inc.* (Retail)	350	3,878
The Pep Boys - Manny, Moe & Jack* (Retail)	630	7,856
The Ryland Group, Inc. (Home Builders)	490	19,864
The Ultimate Software Group, Inc.* (Software)	280	41,271
TherapeuticsMD, Inc.* (Pharmaceuticals)	1,120	3,282
Thermon Group Holdings, Inc.* (Oil & Gas Services)	350	8,089
THL Credit, Inc. (Investment Companies)	350	5,467
Thomas Properties Group, Inc. (Real Estate)	560	3,763
Thoratec Corp.* (Healthcare - Products)	560	20,882
Threshold Pharmaceuticals, Inc.* (Pharmaceuticals)	700	3,255
TICC Capital Corp. (Investment Companies)	630	6,143
Titan International, Inc. (Auto Parts & Equipment)	560	8,198
TiVo, Inc.* (Home Furnishings)	1,330	16,545
Tootsie Roll Industries, Inc. (Food)	210	6,472
Tornier N.V.* (Healthcare - Products)	350	6,766
Tower Group International, Ltd. (Insurance)	630	4,410
Towerstream Corp.* (Internet)	1,120	3,203
Town Sports International Holdings, Inc. (Leisure Time)	350	4,543
TowneBank (Banks)	350	5,047
Tredegar Corp. (Miscellaneous Manufacturing)	280	7,280
TreeHouse Foods, Inc.* (Food)	350	23,391
Triangle Capital Corp. (Investment Companies)	280	8,224
Triangle Petroleum Corp.* (Oil & Gas)	630	6,187
TriMas Corp.* (Miscellaneous Manufacturing)	420	15,666
Triple-S Management Corp.* (Healthcare - Services)	280	5,149
TriQuint Semiconductor, Inc.* (Semiconductors)	1,750	14,228
TrueBlue, Inc.* (Commercial Services)	420	10,084
Trulia, Inc.* (Internet)	280	13,168
TrustCo Bank Corp. (Banks)	1,120	6,675
Trustmark Corp. (Banks)	700	17,920
TTM Technologies, Inc.* (Electronics)	630	6,143
Tuesday Morning Corp.* (Retail)	560	8,551
Tumi Holdings, Inc.* (Household Products/Wares)	490	9,874
Tutor Perini Corp.* (Engineering & Construction)	420	8,954
Tyler Technologies, Inc.* (Software)	350	30,615
U.S. Silica Holdings, Inc. (Mining)	280	6,972
UIL Holdings Corp. (Electric)	490	18,218
Ultra Clean Holdings, Inc.* (Semiconductors)	420	2,902
Ultrapetrol Bahamas, Ltd.* (Transportation)	630	2,356
Ultratech Stepper, Inc.* (Semiconductors)	280	8,484
UMB Financial Corp. (Banks)	350	19,019
Umpqua Holdings Corp. (Banks)	1,120	18,166
Unilife Corp.* (Healthcare - Products)	1,260	4,183
Union First Market Bankshares (Banks)	280	6,544
Unisys Corp.* (Computers)	490	12,343
United Bankshares, Inc. (Banks)	490	14,200
United Community Banks, Inc.* (Banks)	490	7,350
United Community Financial Corp.* (Savings & Loans)	630	2,451
United Financial Bancorp, Inc. (Savings & Loans)	280	4,528
United Fire Group, Inc. (Insurance)	280	8,532
United Natural Foods, Inc.* (Food)	490	32,938
United Online, Inc. (Internet)	1,050	8,379
United Stationers, Inc. (Distribution/Wholesale)	420	18,270
Universal American Corp. (Healthcare - Services)	490	3,734
Universal Corp. (Agriculture)	210	10,695
Universal Display Corp.* (Electrical Components & Equipment)	420	13,453
Universal Forest Products, Inc. (Building Materials)	210	8,841
Universal Insurance Holdings, Inc. (Insurance)	490	3,455
Universal Technical Institute, Inc. (Commercial Services)	350	4,246
UNS Energy Corp. (Electric)	420	19,580
Unwired Planet, Inc.* (Internet)	1,540	2,664
Uranium Energy Corp.* (Mining)	1,540	3,465
Ur-Energy, Inc.* (Mining)	2,170	2,517
Urstadt Biddle Properties - Class A (REIT)	280	5,566
US Airways Group, Inc.* (Airlines)	1,610	30,526
USA Mobility, Inc. (Telecommunications)	280	3,965
USG Corp.* (Building Materials)	770	22,007
UTI Worldwide, Inc. (Transportation)	910	13,750
VAALCO Energy, Inc.* (Oil & Gas)	770	4,297
Vail Resorts, Inc. (Entertainment)	350	24,282
Valassis Communications, Inc. - Class A (Commercial Services)	420	12,130
ValueClick, Inc.* (Internet)	770	16,055
ValueVision Media, Inc. - Class A* (Advertising)	630	2,741
Vanda Pharmaceuticals, Inc.* (Pharmaceuticals)	420	4,607
Vanguard Health System, Inc.* (Healthcare - Services)	350	7,354
Vantage Drilling Co.* (Oil & Gas)	2,520	4,360

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
VASCO Data Security International, Inc.* (Internet)	420	$3,314
Vector Group, Ltd. (Agriculture)	631	10,151
Veeco Instruments, Inc.* (Semiconductors)	420	15,637
Vera Bradley, Inc.* (Retail)	280	5,757
Verint Systems, Inc.* (Software)	560	20,754
Viad Corp. (Commercial Services)	210	5,240
ViaSat, Inc.* (Telecommunications)	420	26,774
Vical, Inc.* (Biotechnology)	1,120	1,400
ViewPoint Financial Group, Inc. (Savings & Loans)	420	8,681
Virginia Commerce BanCorp, Inc.* (Banks)	350	5,436
VirnetX Holding Corp.* (Internet)	490	9,996
ViroPharma, Inc.* (Pharmaceuticals)	630	24,759
Virtusa Corp.* (Computers)	280	8,137
VistaPrint N.V.* (Commercial Services)	350	19,782
Vitacost.com, Inc.* (Internet)	350	2,975
Vitamin Shoppe, Inc.* (Retail)	350	15,313
VIVUS, Inc.* (Pharmaceuticals)	1,050	9,786
Vocera Communications, Inc.* (Computers)	280	5,208
Vocus, Inc.* (Internet)	280	2,607
Volcano Corp.* (Healthcare - Products)	560	13,395
Volterra Semiconductor Corp.* (Semiconductors)	350	8,050
Vonage Holdings Corp.* (Telecommunications)	1,890	5,935
VOXX International Corp.* (Home Furnishings)	280	3,836
Vringo, Inc.* (Telecommunications)	1,050	3,024
W&T Offshore, Inc. (Oil & Gas)	420	7,442
Wabash National Corp.* (Auto Manufacturers)	770	8,978
WageWorks, Inc.* (Diversified Financial Services)	280	14,125
Walter Energy, Inc. (Coal)	700	9,821
Walter Investment Management Corp.* (Diversified Financial Services)	420	16,607
Warren Resources, Inc.* (Oil & Gas)	1,190	3,487
Washington REIT (REIT)	700	17,689
Watsco, Inc. (Distribution/Wholesale)	280	26,396
Watts Water Technologies, Inc. - Class A (Electronics)	280	15,784
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	560	7,274
Web.com Group, Inc.* (Internet)	420	13,583
WebMD Health Corp.* (Internet)	350	10,010
Webster Financial Corp. (Banks)	910	23,232
WellCare Health Plans, Inc.* (Healthcare - Services)	420	29,291
Werner Enterprises, Inc. (Transportation)	490	11,432
WesBanco, Inc. (Banks)	280	8,324
Wesco Aircraft Holdings, Inc.* (Storage/Warehousing)	490	10,256
West Corp. (Telecommunications)	280	6,208
West Pharmaceutical Services, Inc. (Healthcare - Products)	700	28,806
Westamerica Bancorp (Banks)	280	13,927
Westell Technologies, Inc.* (Telecommunications)	910	3,049
Western Alliance Bancorp* (Banks)	770	14,575
Western Asset Mortgage Capital Corp. (REIT)	280	4,477
Western Refining, Inc. (Oil & Gas)	560	16,822
Westfield Financial, Inc. (Savings & Loans)	350	2,471
Wet Seal, Inc. (The)* (Retail)	1,120	4,402
WEX, Inc.* (Commercial Services)	350	30,712
WGL Holdings, Inc. (Gas)	490	20,928
Willbros Group, Inc.* (Oil & Gas Services)	560	5,141
Wilshire Bancorp, Inc. (Banks)	770	6,299
Winnebago Industries, Inc.* (Home Builders)	350	9,086
Winthrop Realty Trust (REIT)	350	3,903
Wintrust Financial Corp. (Banks)	350	14,375
WisdomTree Investments, Inc.* (Diversified Financial Services)	1,050	12,191
WMS Industries, Inc.* (Leisure Time)	560	14,532
Wolverine World Wide, Inc. (Apparel)	490	28,533
Woodward, Inc. (Electronics)	700	28,582
World Wrestling Entertainment, Inc. - Class A (Media)	420	4,271
Worthington Industries, Inc. (Metal Fabricate/Hardware)	560	19,281
Wright Medical Group, Inc.* (Healthcare - Products)	420	10,954
Xenoport, Inc.* (Pharmaceuticals)	700	3,976
XO Group, Inc.* (Internet)	350	4,522
Xoma Corp.* (Biotechnology)	980	4,390
Yelp, Inc.* (Internet)	350	23,163
Zagg, Inc.* (Electronics)	560	2,520
Zale Corp.* (Retail)	420	6,384
Zaza Energy Corp.* (Oil & Gas)	1,330	1,530
Zep, Inc. (Chemicals)	280	4,553
Zillow, Inc. - Class A* (Internet)	210	17,718
ZIOPHARM Oncology, Inc.* (Biotechnology)	1,190	4,701
Zix Corp.* (Internet)	910	4,450
Zogenix, Inc.* (Pharmaceuticals)	1,400	2,604
Zoltek Cos., Inc.* (Chemicals)	350	5,842
Zumiez, Inc.* (Retail)	280	7,710
TOTAL COMMON STOCKS (Cost $10,857,528)		14,505,101

Warrant (NM)

Magnum Hunter Resources Corp.; expiring 4/15/16 at $8.50* (Oil & Gas)	196	—
TOTAL WARRANT (Cost $—)		—

	Principal Amount	Value
Repurchase Agreements(a)(b) (45.6%)
Repurchase Agreements with various counterparties, rates 0.01%-0.04%, dated 9/30/13, due 10/1/13, total to be received $13,998,008	$13,998,000	$13,998,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,998,000)		13,998,000
TOTAL INVESTMENT SECURITIES (Cost $24,855,528) - 92.9%		28,503,101
Net other assets (liabilities) - 7.1%		2,183,153

NET ASSETS - 100.0%		$30,686,254

See accompanying notes to schedules of portfolio investments.

*	Non-income producing security

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2013, the aggregate amount held in a segregated account was $5,019,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini Russell 2000 Index Futures Contracts expiring 12/23/13 (Underlying notional amount at value $5,038,870)	47	$56,142

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the iShares Russell 2000 ETF	$9,440,717	$2,250
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	15,255,554	(5,761)
Equity Index Swap Agreement with UBS AG, based on the iShares Russell 2000 ETF	9,225,085	3,618
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	7,997,670	(2,787)
		$(2,680)

ProFund VP UltraSmall-Cap invested in the following industries as of September 30, 2013:

	Value	% of Net Assets
Advertising	$22,042	0.1%
Aerospace/Defense	206,799	0.7%
Agriculture	43,935	0.1%
Airlines	87,970	0.3%
Apparel	126,263	0.4%
Auto Manufacturers	8,978	NM
Auto Parts & Equipment	171,531	0.6%
Banks	877,896	2.9%
Biotechnology	419,073	1.4%
Building Materials	163,269	0.5%
Chemicals	297,877	1.0%
Coal	56,592	0.2%
Commercial Services	927,333	3.0%
Computers	260,992	0.9%
Cosmetics/Personal Care	10,338	NM
Distribution/Wholesale	126,245	0.4%
Diversified Financial Services	306,307	1.0%
Electric	292,909	1.0%
Electrical Components & Equipment	211,971	0.7%
Electronics	307,565	1.0%
Energy - Alternate Sources	37,314	0.1%
Engineering & Construction	104,086	0.3%
Entertainment	111,594	0.4%
Environmental Control	81,656	0.3%
Food	276,910	0.9%
Forest Products & Paper	94,023	0.3%
Gas	137,254	0.4%
Hand/Machine Tools	19,306	0.1%
Healthcare - Products	540,487	1.8%
Healthcare - Services	253,229	0.8%
Holding Companies - Diversified	30,594	0.1%
Home Builders	101,309	0.3%
Home Furnishings	59,196	0.2%
Household Products/Wares	68,240	0.2%
Housewares	6,658	NM
Insurance	357,536	1.2%
Internet	469,176	1.5%
Investment Companies	158,652	0.5%
Iron/Steel	34,182	0.1%
Leisure Time	100,204	0.3%
Lodging	37,211	0.1%
Machinery - Construction & Mining	7,552	NM
Machinery - Diversified	174,904	0.6%
Media	154,776	0.5%
Metal Fabricate/Hardware	106,211	0.3%
Mining	130,517	0.4%
Miscellaneous Manufacturing	247,787	0.8%
Office Furnishings	73,221	0.2%
Oil & Gas	461,107	1.5%
Oil & Gas Services	246,156	0.8%
Packaging & Containers	29,758	0.1%
Pharmaceuticals	471,341	1.5%
Pipelines	34,185	0.1%
Private Equity	23,650	0.1%
Real Estate	47,095	0.2%
REIT	1,101,687	3.7%
Retail	893,403	2.9%
Savings & Loans	173,311	0.6%
Semiconductors	534,446	1.7%
Software	755,522	2.5%
Storage/Warehousing	24,561	0.1%
Telecommunications	480,624	1.6%
Textiles	12,682	NM
Toys/Games/Hobbies	7,851	NM
Transportation	249,222	0.8%
Trucking & Leasing	31,233	0.1%
Water	27,597	0.1%
Other**	16,181,153	52.7%
Total	$30,686,254	100.0%

See accompanying notes to schedules of portfolio investments.

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

September 30, 2013  ::  Schedule of Portfolio Investments :: ProFund VP UltraNASDAQ-100 ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (48.6%)
Activision Blizzard, Inc. (Software)	7,424	$123,758
Adobe Systems, Inc.* (Software)	3,328	172,856
Akamai Technologies, Inc.* (Software)	1,184	61,213
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,312	152,402
Altera Corp. (Semiconductors)	2,112	78,482
Amazon.com, Inc.* (Internet)	3,040	950,425
Amgen, Inc. (Biotechnology)	4,992	558,803
Analog Devices, Inc. (Semiconductors)	2,048	96,358
Apple Computer, Inc. (Computers)	6,016	2,868,129
Applied Materials, Inc. (Semiconductors)	7,968	139,759
Autodesk, Inc.* (Software)	1,472	60,602
Automatic Data Processing, Inc. (Commercial Services)	3,200	231,616
Avago Technologies, Ltd. (Semiconductors)	1,632	70,372
Baidu, Inc.*ADR (Internet)	1,824	283,048
Bed Bath & Beyond, Inc.* (Retail)	1,440	111,398
Biogen Idec, Inc.* (Biotechnology)	1,568	377,512
Broadcom Corp. - Class A (Semiconductors)	3,520	91,555
C.H. Robinson Worldwide, Inc. (Transportation)	1,056	62,895
CA, Inc. (Software)	3,008	89,247
Catamaran Corp.* (Pharmaceuticals)	1,376	63,227
Celgene Corp.* (Biotechnology)	2,720	418,690
Cerner Corp.* (Software)	2,272	119,394
Charter Communications, Inc. - Class A* (Media)	672	90,559
Check Point Software Technologies, Ltd.* (Software)	1,312	74,207
Cisco Systems, Inc. (Telecommunications)	35,424	829,630
Citrix Systems, Inc.* (Software)	1,248	88,121
Cognizant Technology Solutions Corp.* (Computers)	1,984	162,926
Comcast Corp. - Class A (Media)	14,144	638,602
Costco Wholesale Corp. (Retail)	2,880	331,546
Dell, Inc. (Computers)	11,648	160,393
DENTSPLY International, Inc. (Healthcare - Products)	928	40,284
DIRECTV - Class A* (Media)	3,648	217,968
Discovery Communications, Inc. - Class A* (Media)	992	83,745
Dollar Tree, Inc.* (Retail)	1,472	84,140
eBay, Inc.* (Internet)	8,576	478,455
Equinix, Inc.* (Internet)	320	58,768
Expedia, Inc. (Internet)	832	43,089
Expeditors International of Washington, Inc. (Transportation)	1,376	60,627
Express Scripts Holding Co.* (Pharmaceuticals)	5,408	334,106
F5 Networks, Inc.* (Internet)	512	43,909
Facebook, Inc. - Class A* (Internet)	12,064	606,095
Fastenal Co. (Distribution/Wholesale)	1,984	99,696
Fiserv, Inc.* (Software)	864	87,307
Fossil Group, Inc.* (Distribution/Wholesale)	384	44,636
Garmin, Ltd. (Electronics)	1,280	57,843
Gilead Sciences, Inc.* (Biotechnology)	10,144	637,448
Google, Inc. - Class A* (Internet)	1,824	1,597,661
Green Mountain Coffee Roasters, Inc.* (Beverages)	992	74,727
Henry Schein, Inc.* (Healthcare - Products)	576	59,731
Intel Corp. (Semiconductors)	33,024	756,910
Intuit, Inc. (Software)	1,984	131,559
Intuitive Surgical, Inc.* (Healthcare - Products)	256	96,326
KLA-Tencor Corp. (Semiconductors)	1,088	66,205
Kraft Foods Group, Inc. (Food)	3,936	206,404
Liberty Global PLC - Class A* (Media)	1,472	116,803
Liberty Media Corp.* (Media)	736	108,302
Liberty Media Holding Corp.-Interactive Series A* (Internet)	3,264	76,606
Linear Technology Corp. (Semiconductors)	1,536	60,918
Mattel, Inc. (Toys/Games/Hobbies)	2,272	95,106
Maxim Integrated Products, Inc. (Semiconductors)	1,888	56,262
Microchip Technology, Inc. (Semiconductors)	1,312	52,860
Micron Technology, Inc.* (Semiconductors)	6,880	120,194
Microsoft Corp. (Software)	55,232	1,839,779
Mondelez International, Inc. - Class A (Food)	11,808	371,007
Monster Beverage Corp.* (Beverages)	1,120	58,520
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,528	96,494
NetApp, Inc. (Computers)	2,240	95,469
Netflix, Inc.* (Internet)	384	118,737
Nuance Communications, Inc.* (Software)	2,048	38,287
NVIDIA Corp. (Semiconductors)	3,840	59,750
O’Reilly Automotive, Inc.* (Retail)	704	89,823
PACCAR, Inc. (Auto Manufacturers)	2,336	130,022
Paychex, Inc. (Commercial Services)	2,432	98,836
Priceline.com, Inc.* (Internet)	352	355,854
Qualcomm, Inc. (Semiconductors)	11,360	765,210
Randgold Resources, Ltd.ADR (Mining)	320	22,890
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	640	200,237
Ross Stores, Inc. (Retail)	1,440	104,832
SanDisk Corp. (Computers)	1,600	95,216
SBA Communications Corp. - Class A* (Telecommunications)	832	66,943
Seagate Technology PLC (Computers)	2,368	103,576
Sears Holdings Corp. (Retail)	704	41,987
Sigma-Aldrich Corp. (Chemicals)	800	68,240
Sirius XM Radio, Inc. (Media)	41,184	159,382
Staples, Inc. (Retail)	4,384	64,226
Starbucks Corp. (Retail)	4,992	384,234
Stericycle, Inc.* (Environmental Control)	576	66,470
Symantec Corp. (Internet)	4,640	114,840
Tesla Motors, Inc.* (Auto Manufacturers)	800	154,736
Texas Instruments, Inc. (Semiconductors)	7,296	293,810
Twenty-First Century Fox, Inc. - Class A (Media)	10,080	337,681

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Verisk Analytics, Inc. - Class A* (Commercial Services)	1,120	$72,755
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,536	116,460
Viacom, Inc. - Class B (Media)	2,816	235,361
Vodafone Group PLCADR (Telecommunications)	6,688	235,284
Western Digital Corp. (Computers)	1,568	99,411
Whole Foods Market, Inc. (Food)	2,464	144,144
Wynn Resorts, Ltd. (Lodging)	672	106,183
Xilinx, Inc. (Semiconductors)	1,760	82,474
Yahoo!, Inc.* (Internet)	6,752	223,896
TOTAL COMMON STOCKS (Cost $12,655,680)		23,925,471

	Principal Amount	Value
Repurchase Agreements(a)(b) (38.5%)
Repurchase Agreements with various counterparties, rates 0.01%-0.04%, dated 9/30/13, due 10/1/13, total to be received $18,920,010	$18,920,000	$18,920,000
TOTAL REPURCHASE AGREEMENTS (Cost $18,920,000)		18,920,000
TOTAL INVESTMENT SECURITIES (Cost $31,575,680) - 87.1%		42,845,471
Net other assets (liabilities) - 12.9%		6,350,433

NET ASSETS - 100.0%		$49,195,904

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2013, the aggregate amount held in a segregated account was $7,669,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini NASDAQ-100 Futures Contracts expiring 12/23/13 (Underlying notional amount at value $6,683,560)	104	$68,817

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$15,893,768	$(54,600)
Equity Index Swap Agreement with Goldman Sachs International, based on the PowerShares QQQ Trust, Series 1 ETF	14,132,445	(24,384)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	23,231,357	(64,229)
Equity Index Swap Agreement with UBS AG, based on the PowerShares QQQ Trust, Series 1 ETF	14,624,447	(43,180)
		$(186,393)

ProFund VP UltraNASDAQ-100 invested in the following industries as of September 30, 2013:

	Value	% of Net Assets
Auto Manufacturers	$284,758	0.6%
Beverages	133,247	0.3%
Biotechnology	2,461,553	5.0%
Chemicals	68,240	0.1%
Commercial Services	403,208	0.8%
Computers	3,585,119	7.3%
Distribution/Wholesale	144,332	0.3%
Electronics	57,843	0.1%
Environmental Control	66,470	0.1%
Food	721,555	1.5%
Healthcare - Products	196,341	0.4%
Internet	4,951,384	10.0%
Lodging	106,183	0.2%
Media	1,988,402	4.0%
Mining	22,890	NM
Pharmaceuticals	493,827	1.0%
Retail	1,212,185	2.5%
Semiconductors	2,791,119	5.7%
Software	2,886,330	5.9%
Telecommunications	1,131,857	2.3%
Toys/Games/Hobbies	95,106	0.2%
Transportation	123,522	0.3%
Other**	25,270,433	51.4%
Total	$49,195,904	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

September 30, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Bear ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (104.1%)
Repurchase Agreements with various counterparties, rates 0.01%-0.04%, dated 9/30/13, due 10/1/13, total to be received $20,552,011	$20,552,000	$20,552,000
TOTAL REPURCHASE AGREEMENTS (Cost $20,552,000)		20,552,000
TOTAL INVESTMENT SECURITIES (Cost $20,552,000) - 104.1%		20,552,000
Net other assets (liabilities) - (4.1)%		(809,490)

NET ASSETS - 100.0%		$19,742,510

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2013, the aggregate amount held in a segregated account was $3,579,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
E-Mini S&P 500 Futures Contracts expiring 12/23/13 (Underlying notional amount at value $3,267,713)	39	$12,411

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	$(6,110,171)	$41,905
Equity Index Swap Agreement with UBS AG, based on the S&P 500	(10,302,194)	62,183
		$104,088

See accompanying notes to schedules of portfolio investments.

September 30, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Short Mid-Cap ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (91.9%)
Repurchase Agreements with various counterparties, rates 0.01%-0.04%, dated 9/30/13, due 10/1/13, total to be received $830,000	$830,000	$830,000
TOTAL REPURCHASE AGREEMENTS (Cost $830,000)		830,000
TOTAL INVESTMENT SECURITIES (Cost $830,000) - 91.9%		830,000
Net other assets (liabilities) - 8.1%		73,067

NET ASSETS - 100.0%		$903,067

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2013, the aggregate amount held in a segregated account was $117,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
E-Mini S&P MidCap 400 Futures Contracts expiring 12/23/13 (Underlying notional amount at value $248,240)	2	$(2,594)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400	$(258,699)	$36
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400	(389,496)	80
		$116

See accompanying notes to schedules of portfolio investments.

September 30, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Short Small-Cap ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (121.1%)
Repurchase Agreements with various counterparties, rates 0.01%-0.04%, dated 9/30/13, due 10/1/13, total to be received $4,370,002	$4,370,000	$4,370,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,370,000)		4,370,000
TOTAL INVESTMENT SECURITIES (Cost $4,370,000) - 121.1%		4,370,000
Net other assets (liabilities) - (21.1)%		(760,509)

NET ASSETS - 100.0%		$3,609,491

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2013, the aggregate amount held in a segregated account was $1,002,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
E-Mini Russell 2000 Index Futures Contracts expiring 12/23/13 (Underlying notional amount at value $321,630)	3	$(44)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$(70,406)	$24
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	(3,214,500)	1,183
		$1,207

See accompanying notes to schedules of portfolio investments.

September 30, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Short Dow 30 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (103.8%)
Repurchase Agreements with various counterparties, rates 0.02%, dated 9/30/13, due 10/1/13, total to be received $62,000	$62,000	$62,000
TOTAL REPURCHASE AGREEMENTS (Cost $62,000)		62,000
TOTAL INVESTMENT SECURITIES (Cost $62,000) - 103.8%		62,000
Net other assets (liabilities) - (3.8)%		(2,281)

NET ASSETS - 100.0%		$59,719

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2013, the aggregate amount held in a segregated account was $34,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$(5,226)	$45
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	(54,347)	453
		$498

See accompanying notes to schedules of portfolio investments.

September 30, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Short NASDAQ-100 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (131.9%)
Repurchase Agreements with various counterparties, rates 0.01%-0.04%, dated 9/30/13, due 10/1/13, total to be received $5,537,003	$5,537,000	$5,537,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,537,000)		5,537,000
TOTAL INVESTMENT SECURITIES (Cost $5,537,000) - 131.9%		5,537,000
Net other assets (liabilities) - (31.9)%		(1,340,168)

NET ASSETS - 100.0%		$4,196,832

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2013, the aggregate amount held in a segregated account was $827,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
E-Mini NASDAQ-100 Futures Contracts expiring 12/23/13 (Underlying notional amount at value $642,650)	10	$81

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$(2,477,646)	$12,638
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(1,054,926)	3,844
		$16,482

See accompanying notes to schedules of portfolio investments.

September 30, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Short International ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (90.1%)
Repurchase Agreements with various counterparties, rates 0.01%-0.04%, dated 9/30/13, due 10/1/13, total to be received $1,615,001	$1,615,000	$1,615,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,615,000)		1,615,000
TOTAL INVESTMENT SECURITIES (Cost $1,615,000) - 90.1%		1,615,000
Net other assets (liabilities) - 9.9%		176,491

NET ASSETS - 100.0%		$1,791,491

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2013, the aggregate amount held in a segregated account was $280,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index	$(748,711)	$4,890
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index	(1,034,045)	5,501
		$10,391

See accompanying notes to schedules of portfolio investments.

September 30, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Short Emerging Markets ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (167.3%)
Repurchase Agreements with various counterparties, rates 0.01%-0.04%, dated 9/30/13, due 10/1/13, total to be received $2,473,001	$2,473,000	$2,473,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,473,000)		2,473,000
TOTAL INVESTMENT SECURITIES (Cost $2,473,000) - 167.3%		2,473,000
Net other assets (liabilities) - (67.3)%		(994,577)

NET ASSETS - 100.0%		$1,478,423

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2013, the aggregate amount held in a segregated account was $778,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$(567,071)	$3,073
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	(904,709)	10,130
		$13,203

See accompanying notes to schedules of portfolio investments.

September 30, 2013  ::  Schedule of Portfolio Investments :: ProFund VP UltraShort Dow 30 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (150.7%)
Repurchase Agreements with various counterparties, rates 0.01%-0.04%, dated 9/30/13, due 10/1/13, total to be received $169,000	$169,000	$169,000
TOTAL REPURCHASE AGREEMENTS (Cost $169,000)		169,000
TOTAL INVESTMENT SECURITIES (Cost $169,000) - 150.7%		169,000
Net other assets (liabilities) - (50.7)%		(56,848)

NET ASSETS - 100.0%		$112,152

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2013, the aggregate amount held in a segregated account was $101,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$(31,662)	$270
Equity Index Swap Agreement with Goldman Sachs International, based on the SPDR Dow Jones Industrial Average ETF	(37,710)	305
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	(66,438)	900
Equity Index Swap Agreement with UBS AG, based on the SPDR Dow Jones Industrial Average ETF	(87,617)	1,251
		$2,726

See accompanying notes to schedules of portfolio investments.

September 30, 2013  ::  Schedule of Portfolio Investments :: ProFund VP UltraShort NASDAQ-100 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (89.3%)
Repurchase Agreements with various counterparties, rates 0.01%-0.04%, dated 9/30/13, due 10/1/13, total to be received $593,000	$593,000	$593,000
TOTAL REPURCHASE AGREEMENTS (Cost $593,000)		593,000
TOTAL INVESTMENT SECURITIES (Cost $593,000) - 89.3%		593,000
Net other assets (liabilities) - 10.7%		71,358

NET ASSETS - 100.0%		$664,358

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2013, the aggregate amount held in a segregated account was $383,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
E-Mini NASDAQ-100 Futures Contracts expiring 12/23/13 (Underlying notional amount at value $64,265)	1	$195

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$(439,838)	$1,424
Equity Index Swap Agreement with Goldman Sachs International, based on the PowerShares QQQ Trust, Series 1 ETF	(320,469)	632
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(76,736)	280
Equity Index Swap Agreement with UBS AG, based on the PowerShares QQQ Trust, Series 1 ETF	(423,912)	1,232
		$3,568

See accompanying notes to schedules of portfolio investments.

September 30, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Banks ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (73.6%)
Associated Banc-Corp. (Banks)	910	$14,096
BancorpSouth, Inc. (Banks)	490	9,771
Bank of America Corp. (Banks)	60,830	839,453
Bank of Hawaii Corp. (Banks)	280	15,246
BB&T Corp. (Banks)	3,990	134,663
BOK Financial Corp. (Banks)	140	8,869
CapitalSource, Inc. (Banks)	1,120	13,306
Capitol Federal Financial, Inc. (Savings & Loans)	770	9,571
Cathay Bancorp, Inc. (Banks)	420	9,815
Citigroup, Inc. (Banks)	17,220	835,341
City National Corp. (Banks)	280	18,665
Comerica, Inc. (Banks)	1,050	41,276
Commerce Bancshares, Inc. (Banks)	420	18,400
Cullen/Frost Bankers, Inc. (Banks)	280	19,754
East West Bancorp, Inc. (Banks)	770	24,602
F.N.B. Corp. (Banks)	840	10,189
Fifth Third Bancorp (Banks)	5,040	90,922
First Financial Bankshares, Inc. (Banks)	140	8,235
First Horizon National Corp. (Banks)	1,331	14,623
First Niagara Financial Group, Inc. (Savings & Loans)	2,030	21,051
First Republic Bank (Banks)	700	32,641
FirstMerit Corp. (Banks)	910	19,756
Fulton Financial Corp. (Banks)	1,120	13,082
Glacier Bancorp, Inc. (Banks)	420	10,378
Hancock Holding Co. (Banks)	490	15,376
Hudson City Bancorp, Inc. (Savings & Loans)	2,660	24,073
Huntington Bancshares, Inc. (Banks)	4,690	38,739
IBERIABANK Corp. (Banks)	140	7,262
International Bancshares Corp. (Banks)	350	7,571
J.P. Morgan Chase & Co. (Banks)	21,280	1,099,962
KeyCorp (Banks)	5,180	59,052
M&T Bank Corp. (Banks)	770	86,178
MB Financial, Inc. (Banks)	280	7,907
National Penn Bancshares, Inc. (Banks)	630	6,332
New York Community Bancorp (Savings & Loans)	2,520	38,077
Old National Bancorp (Banks)	560	7,952
People’s United Financial, Inc. (Savings & Loans)	1,820	26,172
PNC Financial Services Group (Banks)	3,010	218,075
Popular, Inc.* (Banks)	560	14,689
PrivateBancorp, Inc. (Banks)	350	7,490
Prosperity Bancshares, Inc. (Banks)	350	21,644
Regions Financial Corp. (Banks)	7,910	73,247
Signature Bank* (Banks)	280	25,626
SunTrust Banks, Inc. (Banks)	3,080	99,854
Susquehanna Bancshares, Inc. (Banks)	1,050	13,178
SVB Financial Group* (Banks)	280	24,184
Synovus Financial Corp. (Banks)	5,530	18,249
TCF Financial Corp. (Banks)	910	12,995
Texas Capital Bancshares, Inc.* (Banks)	210	9,654
Trustmark Corp. (Banks)	350	8,960
U.S. Bancorp (Banks)	10,430	381,528
UMB Financial Corp. (Banks)	210	11,411
Umpqua Holdings Corp. (Banks)	630	10,219
United Bankshares, Inc. (Banks)	280	8,114
Valley National Bancorp (Banks)	1,120	11,144
Washington Federal, Inc. (Savings & Loans)	560	11,581
Webster Financial Corp. (Banks)	490	12,510
Wells Fargo & Co. (Banks)	27,370	1,130,927
Westamerica Bancorp (Banks)	140	6,964
Wintrust Financial Corp. (Banks)	210	8,625
Zions Bancorp (Banks)	1,050	28,791
TOTAL COMMON STOCKS (Cost $3,204,407)		5,828,017
TOTAL INVESTMENT SECURITIES (Cost $3,204,407) - 73.6%		5,828,017
Net other assets (liabilities) - 26.4%		2,087,819

NET ASSETS - 100.0%		$7,915,836

*                                         Non-income producing security

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Banks Index	$2,089,749	$(251)

ProFund VP Banks invested in the following industries as of September 30, 2013:

	Value	% of Net Assets
Banks	$5,697,492	72.0%
Savings & Loans	130,525	1.6%
Other**	2,087,819	26.4%
Total	$7,915,836	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Basic Materials ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.8%)
Air Products & Chemicals, Inc. (Chemicals)	8,280	$882,400
Airgas, Inc. (Chemicals)	2,622	278,063
Albemarle Corp. (Chemicals)	3,174	199,772
Alcoa, Inc. (Mining)	42,090	341,771
Allegheny Technologies, Inc. (Iron/Steel)	4,278	130,565
Alpha Natural Resources, Inc.* (Coal)	8,694	51,816
Ashland, Inc. (Chemicals)	2,760	255,245
Axiall Corp. (Chemicals)	2,760	104,300
Cabot Corp. (Chemicals)	2,346	100,198
Carpenter Technology Corp. (Iron/Steel)	2,070	120,288
Celanese Corp. - Series A (Chemicals)	6,210	327,826
CF Industries Holdings, Inc. (Chemicals)	2,208	465,513
Chemtura Corp.* (Chemicals)	3,864	88,833
Cliffs Natural Resources, Inc. (Iron/Steel)	6,072	124,476
Coeur d’Alene Mines Corp.* (Mining)	4,002	48,224
Commercial Metals Co. (Iron/Steel)	4,554	77,190
Compass Minerals International, Inc. (Mining)	1,380	105,253
CONSOL Energy, Inc. (Coal)	8,970	301,840
Cytec Industries, Inc. (Chemicals)	1,380	112,277
Domtar Corp. (Forest Products & Paper)	1,242	98,640
E.I. du Pont de Nemours & Co. (Chemicals)	36,294	2,125,377
Eastman Chemical Co. (Chemicals)	6,072	473,009
Ecolab, Inc. (Chemicals)	10,626	1,049,424
FMC Corp. (Chemicals)	5,382	385,997
Freeport-McMoRan Copper & Gold, Inc. (Mining)	40,848	1,351,251
Fuller (H.B.) Co. (Chemicals)	1,932	87,307
Huntsman Corp. (Chemicals)	7,728	159,274
International Flavors & Fragrances, Inc. (Chemicals)	3,174	261,220
International Paper Co. (Forest Products & Paper)	17,526	785,164
Kaiser Aluminum Corp. (Mining)	690	49,163
LyondellBasell Industries N.V. - Class A (Chemicals)	17,664	1,293,535
Minerals Technologies, Inc. (Chemicals)	1,380	68,131
Monsanto Co. (Chemicals)	20,976	2,189,265
NewMarket Corp. (Chemicals)	414	119,195
Newmont Mining Corp. (Mining)	19,596	550,648
Nucor Corp. (Iron/Steel)	12,558	615,592
Olin Corp. (Chemicals)	3,174	73,224
Peabody Energy Corp. (Coal)	10,626	183,299
PolyOne Corp. (Chemicals)	3,864	118,663
Polypore International, Inc.* (Miscellaneous Manufacturing)	1,794	73,500
PPG Industries, Inc. (Chemicals)	5,658	945,225
Praxair, Inc. (Chemicals)	11,592	1,393,474
Reliance Steel & Aluminum Co. (Iron/Steel)	3,036	222,448
Resolute Forest Products, Inc.* (Forest Products & Paper)	3,726	49,258
Rockwood Holdings, Inc. (Chemicals)	3,036	203,108
Royal Gold, Inc. (Mining)	2,622	127,587
RPM, Inc. (Chemicals)	5,244	189,833
Sensient Technologies Corp. (Chemicals)	1,932	92,523
Sigma-Aldrich Corp. (Chemicals)	4,692	400,228
Steel Dynamics, Inc. (Iron/Steel)	8,694	145,277
Stillwater Mining Co.* (Mining)	4,692	51,659
The Dow Chemical Co. (Chemicals)	47,610	1,828,224
The Mosaic Co. (Chemicals)	13,386	575,866
United States Steel Corp. (Iron/Steel)	5,658	116,498
W.R. Grace & Co.* (Chemicals)	3,036	265,346
Westlake Chemical Corp. (Chemicals)	828	86,658
Worthington Industries, Inc. (Metal Fabricate/Hardware)	2,070	71,270
TOTAL COMMON STOCKS (Cost $11,537,270)		22,991,210

	Principal Amount	Value
Repurchase Agreements(a) (0.2%)
Repurchase Agreements with various counterparties, rates 0.01%-0.04%, dated 9/30/13, due 10/1/13, total to be received $52,000	$52,000	$52,000
TOTAL REPURCHASE AGREEMENTS (Cost $52,000)		52,000
TOTAL INVESTMENT SECURITIES (Cost $11,589,270) - 100.0%		23,043,210
Net other assets (liabilities) - NM		(9,566)

NET ASSETS - 100.0%		$23,033,644

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM	Not meaningful, amount is less than 0.05%.

ProFund VP Basic Materials invested in the following industries as of September 30, 2013:

	Value	% of Net Assets
Chemicals	$17,198,534	74.7%
Coal	536,955	2.3%
Forest Products & Paper	933,062	4.1%
Iron/Steel	1,552,334	6.7%
Metal Fabricate/Hardware	71,270	0.3%
Mining	2,625,555	11.4%
Miscellaneous Manufacturing	73,500	0.3%
Other**	42,434	0.2%
Total	$23,033,644	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Biotechnology ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (69.1%)
AbbVie, Inc. (Pharmaceuticals)	89,096	$3,985,265
Acorda Therapeutics, Inc.* (Biotechnology)	2,220	76,102
Alexion Pharmaceuticals, Inc.* (Biotechnology)	10,952	1,272,184
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	2,960	189,470
Amgen, Inc. (Biotechnology)	42,328	4,738,196
Arena Pharmaceuticals, Inc.* (Biotechnology)	12,284	64,737
Biogen Idec, Inc.* (Biotechnology)	13,320	3,206,923
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	7,844	566,494
Celgene Corp.* (Biotechnology)	23,088	3,553,936
Charles River Laboratories International, Inc.* (Biotechnology)	2,812	130,083
Cubist Pharmaceuticals, Inc.* (Biotechnology)	3,700	235,135
Gilead Sciences, Inc.* (Biotechnology)	85,988	5,403,486
Illumina, Inc.* (Biotechnology)	7,104	574,216
Incyte Corp.* (Biotechnology)	7,696	293,602
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	6,512	244,460
Life Technologies Corp.* (Biotechnology)	9,768	730,939
Medivation, Inc.* (Pharmaceuticals)	4,292	257,262
Myriad Genetics, Inc.* (Biotechnology)	4,588	107,818
Nektar Therapeutics, Inc.* (Pharmaceuticals)	6,512	68,050
PDL BioPharma, Inc. (Biotechnology)	7,844	62,517
Pharmacyclics, Inc.* (Pharmaceuticals)	3,700	512,154
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	4,440	1,389,143
Seattle Genetics, Inc.* (Biotechnology)	6,216	272,447
Techne Corp. (Healthcare - Products)	1,924	154,035
United Therapeutics Corp.* (Biotechnology)	2,516	198,387
Vertex Pharmaceuticals, Inc.* (Biotechnology)	13,024	987,480
TOTAL COMMON STOCKS (Cost $13,678,610)		29,274,521

	Principal Amount	Value
Repurchase Agreements(a) (0.8%)
Repurchase Agreements with various counterparties, rates 0.01%-0.04%, dated 9/30/13, due 10/1/13, total to be received $355,000	$355,000	$355,000
TOTAL REPURCHASE AGREEMENTS (Cost $355,000)		355,000
TOTAL INVESTMENT SECURITIES (Cost $14,033,610) - 69.9%		29,629,521
Net other assets (liabilities) - 30.1%		12,737,188

NET ASSETS - 100.0%		$42,366,709

*                                         Non-income producing security

(a)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Biotechnology Index	$12,848,458	$(1,542)

ProFund VP Biotechnology invested in the following industries as of September 30, 2013:

	Value	% of Net Assets
Biotechnology	$23,486,801	55.4%
Healthcare - Products	154,035	0.4%
Pharmaceuticals	5,633,685	13.3%
Other**	13,092,188	30.9%
Total	$42,366,709	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Consumer Goods ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.3%)
Activision Blizzard, Inc. (Software)	4,224	$70,414
Altria Group, Inc. (Agriculture)	20,160	692,496
Archer-Daniels-Midland Co. (Agriculture)	6,624	244,028
Autoliv, Inc. (Auto Parts & Equipment)	960	83,894
Avon Products, Inc. (Cosmetics/Personal Care)	4,320	88,992
B&G Foods, Inc. - Class A (Food)	576	19,901
Beam, Inc. (Beverages)	1,632	105,509
BorgWarner, Inc. (Auto Parts & Equipment)	1,152	116,801
Brown-Forman Corp. - Class B (Beverages)	1,632	111,188
Brunswick Corp. (Leisure Time)	864	34,482
Bunge, Ltd. (Agriculture)	1,440	109,310
Campbell Soup Co. (Food)	1,824	74,255
Carter’s, Inc. (Apparel)	576	43,713
Church & Dwight, Inc. (Household Products/Wares)	1,440	86,472
Clorox Co. (Household Products/Wares)	1,344	109,832
Coach, Inc. (Apparel)	2,880	157,046
Coca-Cola Co. (Beverages)	38,304	1,450,956
Coca-Cola Enterprises, Inc. (Beverages)	2,496	100,364
Colgate-Palmolive Co. (Cosmetics/Personal Care)	8,832	523,738
ConAgra Foods, Inc. (Food)	4,224	128,156
Constellation Brands, Inc.* (Beverages)	1,632	93,677
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	576	17,741
Crocs, Inc.* (Apparel)	864	11,759
D.R. Horton, Inc. (Home Builders)	2,880	55,958
Dana Holding Corp. (Auto Parts & Equipment)	1,440	32,890
Darling International, Inc.* (Environmental Control)	1,152	24,376
Dean Foods Co.* (Food)	960	18,528
Deckers Outdoor Corp.* (Apparel)	384	25,313
Delphi Automotive PLC (Auto Parts & Equipment)	2,880	168,250
Dr. Pepper Snapple Group, Inc. (Beverages)	2,016	90,357
Electronic Arts, Inc.* (Software)	3,072	78,490
Energizer Holdings, Inc. (Electrical Components & Equipment)	672	61,253
Fifth & Pacific Cos., Inc.* (Retail)	1,248	31,362
Flowers Foods, Inc. (Food)	1,728	37,048
Ford Motor Co. (Auto Manufacturers)	39,552	667,242
Fossil Group, Inc.* (Distribution/Wholesale)	480	55,795
General Mills, Inc. (Food)	6,432	308,221
General Motors Co.* (Auto Manufacturers)	9,504	341,859
Gentex Corp. (Electronics)	1,440	36,850
Genuine Parts Co. (Distribution/Wholesale)	1,536	124,248
Green Mountain Coffee Roasters, Inc.* (Beverages)	1,344	101,244
Hanesbrands, Inc. (Apparel)	960	59,818
Harley-Davidson, Inc. (Leisure Time)	2,208	141,842
Harman International Industries, Inc. (Home Furnishings)	672	44,507
Hasbro, Inc. (Toys/Games/Hobbies)	1,152	54,305
Herbalife, Ltd. (Pharmaceuticals)	864	60,281
Herman Miller, Inc. (Office Furnishings)	576	16,808
Hillshire Brands Co. (Food)	1,248	38,364
HNI Corp. (Office Furnishings)	480	17,366
Hormel Foods Corp. (Food)	1,344	56,609
Iconix Brand Group, Inc.* (Apparel)	576	19,135
Ingredion, Inc. (Food)	768	50,818
Jarden Corp.* (Household Products/Wares)	1,152	55,756
Johnson Controls, Inc. (Auto Parts & Equipment)	6,912	286,849
Kellogg Co. (Food)	2,592	152,228
Kimberly-Clark Corp. (Household Products/Wares)	3,840	361,804
Kraft Foods Group, Inc. (Food)	5,952	312,123
Lancaster Colony Corp. (Food)	192	15,032
Lear Corp. (Auto Parts & Equipment)	960	68,707
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,440	43,416
Lennar Corp. - Class A (Home Builders)	1,632	57,773
Leucadia National Corp. (Holding Companies - Diversified)	3,168	86,296
LKQ Corp.* (Distribution/Wholesale)	2,976	94,815
Lorillard, Inc. (Agriculture)	3,744	167,656
Lululemon Athleitca, Inc.* (Apparel, Accessories & Luxury Goods)	1,056	77,183
M.D.C. Holdings, Inc. (Home Builders)	384	11,524
Mattel, Inc. (Toys/Games/Hobbies)	3,456	144,668
McCormick & Co., Inc. (Food)	1,344	86,957
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	2,016	149,708
Michael Kors Holdings, Ltd.* (Apparel)	1,824	135,924
Mohawk Industries, Inc.* (Textiles)	576	75,024
Molson Coors Brewing Co. - Class B (Beverages)	1,632	81,812
Mondelez International, Inc. - Class A (Food)	17,856	561,035
Monster Beverage Corp.* (Beverages)	1,344	70,224
Newell Rubbermaid, Inc. (Housewares)	2,880	79,200
NIKE, Inc. - Class B (Apparel)	7,488	543,929
Nu Skin Enterprises, Inc. - Class A (Retail)	576	55,146
PepsiCo, Inc. (Beverages)	15,456	1,228,752
Philip Morris International, Inc. (Agriculture)	16,224	1,404,837
Polaris Industries, Inc. (Leisure Time)	672	86,809
Pool Corp. (Distribution/Wholesale)	480	26,942
Post Holdings, Inc.* (Food)	288	11,627
Procter & Gamble Co. (Cosmetics/Personal Care)	27,552	2,082,656
PulteGroup, Inc. (Home Builders)	3,552	58,609
PVH Corp. (Retail)	864	102,548
Ralph Lauren Corp. (Apparel)	576	94,884
Reynolds American, Inc. (Agriculture)	3,168	154,535
Snap-on, Inc. (Hand/Machine Tools)	576	57,312
Stanley Black & Decker, Inc. (Hand/Machine Tools)	1,632	147,810
Steven Madden, Ltd.* (Apparel)	384	20,671

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Take-Two Interactive Software, Inc.* (Software)	864	$15,690
Tempur-Pedic International, Inc.* (Home Furnishings)	576	25,321
Tenneco, Inc.* (Auto Parts & Equipment)	576	29,088
Tesla Motors, Inc.* (Auto Manufacturers)	864	167,115
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	2,592	181,181
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	2,496	56,035
The Hain Celestial Group, Inc.* (Food)	480	37,018
The Hershey Co. (Food)	1,536	142,080
The JM Smucker Co. - Class A (Food)	1,056	110,922
The Middleby Corp.* (Machinery - Diversified)	192	40,111
The Ryland Group, Inc. (Home Builders)	480	19,459
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	480	26,414
Thor Industries, Inc. (Home Builders)	480	27,859
TiVo, Inc.* (Home Furnishings)	1,248	15,525
Toll Brothers, Inc.* (Home Builders)	1,536	49,812
TreeHouse Foods, Inc.* (Food)	384	25,663
TRW Automotive Holdings Corp.* (Auto Parts & Equipment)	1,152	82,149
Tupperware Corp. (Household Products/Wares)	480	41,458
Tyson Foods, Inc. - Class A (Food)	2,784	78,732
Under Armour, Inc. - Class A* (Apparel)	768	61,018
Universal Corp. (Agriculture)	192	9,779
V.F. Corp. (Apparel)	864	171,979
Visteon Corp.* (Auto Parts & Equipment)	480	36,307
WABCO Holdings, Inc.* (Auto Parts & Equipment)	672	56,623
Whirlpool Corp. (Home Furnishings)	768	112,465
Whitewave Foods Co.* (Food)	1,728	34,508
Wolverine World Wide, Inc. (Apparel)	480	27,950
TOTAL COMMON STOCKS (Cost $9,240,666)		18,228,903

	Principal Amount	Value
Repurchase Agreements(a) (0.7%)
Repurchase Agreements with various counterparties, rates 0.01%-0.04%, dated 9/30/13, due 10/1/13, total to be received $125,000	$125,000	$125,000
TOTAL REPURCHASE AGREEMENTS (Cost $125,000)		125,000
TOTAL INVESTMENT SECURITIES (Cost $9,365,666) - 101.0%		18,353,903
Net other assets (liabilities) - (1.0)%		(175,355)

NET ASSETS - 100.0%		$18,178,548

*                                         Non-income producing security

(a)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Consumer Goods invested in the following industries as of September 30, 2013:

	Value	% of Net Assets
Agriculture	$2,782,641	15.3%
Apparel	1,373,139	7.6%
Apparel, Accessories & Luxury Goods	77,183	0.4%
Auto Manufacturers	1,176,216	6.5%
Auto Parts & Equipment	1,035,333	5.7%
Beverages	3,434,082	18.9%
Cosmetics/Personal Care	2,876,566	15.9%
Distribution/Wholesale	301,800	1.7%
Electrical Components & Equipment	61,253	0.3%
Electronics	36,850	0.2%
Environmental Control	24,376	0.1%
Food	2,299,825	12.7%
Hand/Machine Tools	205,122	1.1%
Holding Companies - Diversified	86,296	0.5%
Home Builders	280,994	1.5%
Home Furnishings	197,819	1.1%
Household Products/Wares	681,737	3.8%
Housewares	79,200	0.4%
Leisure Time	263,133	1.4%
Machinery - Diversified	40,111	0.2%
Miscellaneous Manufacturing	43,416	0.2%
Office Furnishings	34,174	0.2%
Pharmaceuticals	209,989	1.2%
Retail	189,057	1.0%
Software	164,594	0.9%
Textiles	75,024	0.4%
Toys/Games/Hobbies	198,973	1.1%
Other**	(50,355)	(0.3)%
Total	$18,178,548	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Consumer Services ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.3%)
Aaron’s, Inc. (Commercial Services)	930	$25,761
Abercrombie & Fitch Co. - Class A (Retail)	930	32,894
Acxiom Corp.* (Software)	930	26,403
Advance Auto Parts, Inc. (Retail)	775	64,077
Aeropostale, Inc.* (Retail)	930	8,742
Alaska Air Group, Inc. (Airlines)	775	48,531
Amazon.com, Inc.* (Internet)	4,340	1,356,857
AMC Networks, Inc. - Class A* (Media)	620	42,458
American Eagle Outfitters, Inc. (Retail)	2,015	28,190
AmerisourceBergen Corp. (Pharmaceuticals)	2,635	160,999
ANN, Inc.* (Retail)	465	16,842
Apollo Group, Inc. - Class A* (Commercial Services)	1,085	22,579
Ascena Retail Group, Inc.* (Retail)	1,395	27,802
AutoNation, Inc.* (Retail)	775	40,432
AutoZone, Inc.* (Retail)	465	196,569
Avis Budget Group, Inc.* (Commercial Services)	1,240	35,749
Bally Technologies, Inc.* (Entertainment)	465	33,508
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	620	22,859
Bed Bath & Beyond, Inc.* (Retail)	2,480	191,853
Best Buy Co., Inc. (Retail)	3,100	116,250
Big Lots, Inc.* (Retail)	620	22,996
Bob Evans Farms, Inc. (Retail)	310	17,754
Brinker International, Inc. (Retail)	775	31,411
Cabela’s, Inc.* (Retail)	465	29,309
Cablevision Systems Corp. NY - Class A (Media)	2,480	41,763
Cardinal Health, Inc. (Pharmaceuticals)	3,875	202,081
CarMax, Inc.* (Retail)	2,635	127,718
Carnival Corp. - Class A (Leisure Time)	5,115	166,953
Casey’s General Stores, Inc. (Retail)	465	34,178
CBS Corp. - Class B (Media)	6,510	359,092
Charter Communications, Inc. - Class A* (Media)	775	104,439
Chemed Corp. (Commercial Services)	155	11,083
Chico’s FAS, Inc. (Retail)	1,860	30,988
Chipotle Mexican Grill, Inc.* (Retail)	310	132,897
Choice Hotels International, Inc. (Lodging)	310	13,389
Cinemark Holdings, Inc. (Entertainment)	1,240	39,358
Comcast Corp. - Class A (Media)	30,225	1,364,658
Copart, Inc.* (Retail)	1,240	39,420
Costco Wholesale Corp. (Retail)	5,115	588,839
Cracker Barrel Old Country Store, Inc. (Retail)	310	32,004
CST Brands, Inc. (Retail)	775	23,095
CVS Caremark Corp. (Retail)	14,260	809,255
Darden Restaurants, Inc. (Retail)	1,550	71,750
Delta Air Lines, Inc. (Airlines)	9,920	234,012
DeVry, Inc. (Commercial Services)	620	18,947
Dick’s Sporting Goods, Inc. (Retail)	1,240	66,191
Dillards, Inc. - Class A (Retail)	310	24,273
DIRECTV - Class A* (Media)	5,890	351,928
Discovery Communications, Inc. - Class A* (Media)	2,635	222,447
DISH Network Corp. - Class A (Media)	2,480	111,625
Dolby Laboratories, Inc. - Class A (Entertainment)	620	21,396
Dollar General Corp.* (Retail)	3,410	192,529
Dollar Tree, Inc.* (Retail)	2,635	150,617
Domino’s Pizza, Inc. (Retail)	620	42,129
DreamWorks Animation SKG, Inc. - Class A* (Entertainment)	775	22,057
DSW, Inc. - Class A (Retail)	465	39,674
Dun & Bradstreet Corp. (Software)	465	48,290
Dunkin’ Brands Group, Inc. (Retail)	1,240	56,122
eBay, Inc.* (Internet)	13,485	752,327
Expedia, Inc. (Internet)	1,240	64,220
Express, Inc.* (Retail)	1,085	25,595
FactSet Research Systems, Inc. (Media)	465	50,732
Family Dollar Stores, Inc. (Retail)	1,085	78,142
Foot Locker, Inc. (Retail)	1,705	57,868
GameStop Corp. - Class A (Retail)	1,395	69,262
Gannett Co., Inc. (Media)	2,635	70,592
Genesco, Inc.* (Retail)	310	20,330
GNC Holdings, Inc. - Class A (Retail)	1,085	59,274
Group 1 Automotive, Inc. (Retail)	310	24,081
Groupon, Inc.* (Internet)	4,340	48,651
GUESS?, Inc. (Retail)	620	18,507
H & R Block, Inc. (Commercial Services)	3,100	82,645
Harris Teeter Supermarkets, Inc. (Food)	620	30,498
Hertz Global Holdings, Inc.* (Commercial Services)	4,340	96,175
Hillenbrand, Inc. (Miscellaneous Manufacturing)	775	21,212
HSN, Inc. (Retail)	310	16,622
Hyatt Hotels Corp. - Class A* (Lodging)	620	26,635
IHS, Inc. - Class A* (Computers)	775	88,490
International Game Technology (Entertainment)	2,945	55,748
J.C. Penney Co., Inc.* (Retail)	2,170	19,139
Jack in the Box, Inc.* (Retail)	465	18,600
JetBlue Airways Corp.* (Airlines)	2,480	16,517
John Wiley & Sons, Inc. (Media)	465	22,176
Kar Auction Services, Inc. (Commercial Services)	1,240	34,980
Kohls Corp. (Retail)	2,325	120,319
Kroger Co. (Food)	6,045	243,855
L Brands, Inc. (Retail)	2,790	170,469
Lamar Advertising Co. - Class A* (Advertising)	775	36,448
Las Vegas Sands Corp. (Lodging)	4,495	298,557
Liberty Global PLC - Class A* (Media)	4,340	344,379
Liberty Media Corp.* (Media)	1,240	182,466
Liberty Media Holding Corp.-Interactive Series A* (Internet)	5,580	130,963
Liberty Ventures* (Internet)	465	40,999
Life Time Fitness, Inc.* (Leisure Time)	465	23,934
Live Nation, Inc.* (Commercial Services)	1,705	31,628

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Lowe’s Cos., Inc. (Retail)	12,090	$575,604
Lumber Liquidators Holdings, Inc.* (Retail)	310	33,062
Macy’s, Inc. (Retail)	4,340	187,792
Madison Square Garden, Inc. - Class A* (Entertainment)	775	45,004
Marriott International, Inc. - Class A (Lodging)	2,636	110,865
Marriott Vacations Worldwide Corp.* (Entertainment)	310	13,640
McDonald’s Corp. (Retail)	11,625	1,118,440
McKesson Corp. (Pharmaceuticals)	2,635	338,070
Meredith Corp. (Media)	465	22,143
MGM Resorts International* (Lodging)	3,875	79,205
Morningstar, Inc. (Commercial Services)	310	24,571
Murphy USA, Inc.* (Oil&Gas)	465	18,781
Neilsen Holdings N.V. (Media)	2,480	90,396
Netflix, Inc.* (Internet)	620	191,710
News Corp. - Class A* (Media)	5,735	92,104
Nordstrom, Inc. (Retail)	1,705	95,821
Norwegian Cruise Line Holdings, Ltd.* (Leisure Time)	465	14,345
Omnicare, Inc. (Pharmaceuticals)	1,240	68,820
Omnicom Group, Inc. (Advertising)	2,945	186,831
OpenTable, Inc.* (Internet)	310	21,694
O’Reilly Automotive, Inc.* (Retail)	1,240	158,212
Panera Bread Co. - Class A* (Retail)	310	49,144
Papa John’s International, Inc. (Retail)	155	10,831
Penn National Gaming, Inc.* (Entertainment)	775	42,904
PetSmart, Inc. (Retail)	1,240	94,562
Pier 1 Imports, Inc. (Retail)	1,240	24,205
Priceline.com, Inc.* (Internet)	620	626,789
Regal Entertainment Group - Class A (Entertainment)	930	17,651
Rent-A-Center, Inc. (Commercial Services)	620	23,622
Rite Aid Corp.* (Retail)	9,610	45,744
Rollins, Inc. (Commercial Services)	775	20,545
Ross Stores, Inc. (Retail)	2,480	180,544
Royal Caribbean Cruises, Ltd. (Leisure Time)	1,860	71,201
Safeway, Inc. (Food)	2,790	89,252
Saks, Inc.* (Retail)	1,240	19,766
Sally Beauty Holdings, Inc.* (Retail)	1,705	44,603
Scripps Networks Interactive - Class A (Media)	1,240	96,856
Sears Holdings Corp. (Retail)	465	27,733
Service Corp. International (Commercial Services)	2,480	46,177
Shutterfly, Inc.* (Internet)	465	25,984
Signet Jewelers, Ltd. (Retail)	930	66,635
Sinclair Broadcast Group, Inc. - Class A (Media)	775	25,978
Sirius XM Radio, Inc. (Media)	36,425	140,965
Six Flags Entertainment Corp. (Entertainment)	1,085	36,662
Sotheby’s - Class A (Commercial Services)	775	38,076
Southwest Airlines Co. (Airlines)	8,215	119,610
Spirit Airlines, Inc.* (Airlines)	775	26,559
Staples, Inc. (Retail)	7,595	111,267
Starbucks Corp. (Retail)	8,680	668,099
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	2,325	154,496
Starz - Liberty Capital* (Media)	1,085	30,521
Sysco Corp. (Food)	6,820	217,081
Target Corp. (Retail)	7,285	466,093
The Buckle, Inc. (Retail)	310	16,756
The Cheesecake Factory, Inc. (Retail)	620	27,249
The Children’s Place Retail Stores, Inc.* (Retail)	310	17,937
The Fresh Market, Inc.* (Food)	465	21,999
The Gap, Inc. (Retail)	3,255	131,111
The Home Depot, Inc. (Retail)	16,585	1,257,971
The Interpublic Group of Cos., Inc. (Advertising)	4,805	82,550
The Men’s Wearhouse, Inc. (Retail)	465	15,833
The New York Times Co. - Class A* (Media)	1,395	17,535
The Wendy’s Co. (Retail)	3,255	27,602
Tiffany & Co. (Retail)	1,240	95,009
Time Warner Cable, Inc. (Media)	3,255	363,258
Time Warner, Inc. (Media)	10,695	703,838
TJX Cos., Inc. (Retail)	8,215	463,244
Tractor Supply Co. (Retail)	1,550	104,114
TripAdvisor, Inc.* (Internet)	1,240	94,042
Twenty-First Century Fox, Inc. - Class A (Media)	22,940	768,491
Ulta Salon, Cosmetics & Fragrance, Inc.* (Retail)	775	92,582
United Continental Holdings, Inc.* (Airlines)	4,185	128,522
United Natural Foods, Inc.* (Food)	620	41,676
Urban Outfitters, Inc.* (Retail)	1,240	45,595
US Airways Group, Inc.* (Airlines)	2,170	41,143
Vail Resorts, Inc. (Entertainment)	465	32,262
ValueClick, Inc.* (Internet)	775	16,159
VCA Antech, Inc.* (Pharmaceuticals)	1,085	29,794
Viacom, Inc. - Class B (Media)	4,960	414,557
Vitamin Shoppe, Inc.* (Retail)	310	13,563
Walgreen Co. (Retail)	10,075	542,035
Wal-Mart Stores, Inc. (Retail)	18,755	1,387,119
Walt Disney Co. (Media)	19,220	1,239,498
Washington Post Co. - Class B (Media)	155	94,759
Weight Watchers International, Inc. (Commercial Services)	310	11,585
Whole Foods Market, Inc. (Food)	4,340	253,890
Williams-Sonoma, Inc. (Retail)	1,085	60,977
WMS Industries, Inc.* (Leisure Time)	620	16,089
Wyndham Worldwide Corp. (Lodging)	1,550	94,504
Wynn Resorts, Ltd. (Lodging)	930	146,949
YUM! Brands, Inc. (Retail)	5,115	365,160
TOTAL COMMON STOCKS (Cost $16,173,495)		28,313,279

	Principal Amount	Value
Repurchase Agreements(a) (0.8%)
Repurchase Agreements with various counterparties, rates 0.01%-0.04%, dated 9/30/13, due 10/1/13, total to be received $235,000	$235,000	$235,000
TOTAL REPURCHASE AGREEMENTS (Cost $235,000)		235,000
TOTAL INVESTMENT SECURITIES (Cost $16,408,495) - 100.1%		28,548,279
Net other assets (liabilities) - (0.1)%		(41,592)

NET ASSETS - 100.0%		$28,506,687

See accompanying notes to schedules of portfolio investments.

*                                         Non-income producing security

(a)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Consumer Services invested in the following industries as of September 30, 2013:

	Value	% of Net Assets
Advertising	$305,829	1.1%
Airlines	614,894	2.2%
Commercial Services	524,123	1.8%
Computers	88,490	0.3%
Distribution/Wholesale	22,859	0.1%
Entertainment	360,191	1.3%
Food	898,251	3.2%
Internet	3,370,396	11.8%
Leisure Time	292,522	1.0%
Lodging	924,601	3.2%
Media	7,369,652	25.9%
Miscellaneous Manufacturing	21,212	0.1%
Oil&Gas	18,781	0.1%
Pharmaceuticals	799,764	2.8%
Retail	12,627,021	44.1%
Software	74,693	0.3%
Other**	193,408	0.7%
Total	$28,506,687	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Financials ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.6%)
ACE, Ltd. (Insurance)	4,168	$389,958
Affiliated Managers Group, Inc.* (Diversified Financial Services)	521	95,155
AFLAC, Inc. (Insurance)	5,731	355,265
Alexander & Baldwin, Inc.* (Real Estate)	521	18,766
Alexandria Real Estate Equities, Inc. (REIT)	1,042	66,532
Allied World Assurance Co. Holdings, Ltd. (Insurance)	521	51,782
Allstate Corp. (Insurance)	5,731	289,702
American Campus Communities, Inc. (REIT)	1,563	53,376
American Capital Agency Corp. (REIT)	5,210	117,590
American Express Co. (Diversified Financial Services)	11,983	904,955
American Financial Group, Inc. (Insurance)	1,042	56,331
American International Group, Inc. (Insurance)	18,756	912,103
American Realty Capital Properties, Inc. (REIT)	2,605	31,781
American Tower Corp. (REIT)	5,210	386,217
Ameriprise Financial, Inc. (Diversified Financial Services)	2,605	237,263
Annaly Mortgage Management, Inc. (REIT)	11,983	138,763
Aon PLC (Insurance)	4,168	310,266
Apartment Investment and Management Co. - Class A (REIT)	2,084	58,227
Arch Capital Group, Ltd.* (Insurance)	1,563	84,605
Argo Group International Holdings, Ltd. (Insurance)	521	22,340
ARMOUR Residential REIT, Inc. (REIT)	4,689	19,694
Arthur J. Gallagher & Co. (Insurance)	1,563	68,225
Aspen Insurance Holdings, Ltd. (Insurance)	1,042	37,814
Associated Banc-Corp. (Banks)	2,084	32,281
Assurant, Inc. (Insurance)	1,042	56,372
Assured Guaranty, Ltd. (Insurance)	2,084	39,075
AvalonBay Communities, Inc. (REIT)	1,563	198,642
Axis Capital Holdings, Ltd. (Insurance)	1,563	67,694
BancorpSouth, Inc. (Banks)	1,042	20,777
Bank of America Corp. (Banks)	138,065	1,905,297
Bank of Hawaii Corp. (Banks)	521	28,368
Bank of New York Mellon Corp. (Banks)	14,588	440,412
BB&T Corp. (Banks)	8,857	298,924
Berkshire Hathaway, Inc. - Class B* (Insurance)	22,924	2,602,102
BioMed Realty Trust, Inc. (REIT)	2,605	48,427
BlackRock, Inc. (Diversified Financial Services)	1,563	422,979
BOK Financial Corp. (Banks)	521	33,005
Boston Properties, Inc. (REIT)	2,084	222,780
Brandywine Realty Trust (REIT)	2,084	27,467
BRE Properties, Inc. - Class A (REIT)	1,042	52,892
Brown & Brown, Inc. (Insurance)	1,563	50,172
Camden Property Trust (REIT)	1,042	64,020
Capital One Financial Corp. (Banks)	7,294	501,390
CapitalSource, Inc. (Banks)	2,605	30,947
Capitol Federal Financial, Inc. (Savings & Loans)	1,563	19,428
Cash America International, Inc. (Retail)	521	23,591
Cathay Bancorp, Inc. (Banks)	1,042	24,352
CBL & Associates Properties, Inc. (REIT)	2,084	39,804
CBOE Holdings, Inc. (Diversified Financial Services)	1,042	47,130
CBRE Group, Inc. - Class A* (Real Estate)	3,647	84,355
Chimera Investment Corp. (REIT)	13,025	39,596
Cincinnati Financial Corp. (Insurance)	2,084	98,281
CIT Group, Inc.* (Banks)	2,605	127,046
Citigroup, Inc. (Banks)	39,075	1,895,528
City National Corp. (Banks)	521	34,730
CME Group, Inc. (Diversified Financial Services)	4,168	307,932
CNO Financial Group, Inc. (Insurance)	2,605	37,512
Cole Real Estate Investment, Inc. (REIT)	5,210	63,875
Colonial Properties Trust (REIT)	1,042	23,435
Comerica, Inc. (Banks)	2,605	102,403
Commerce Bancshares, Inc. (Banks)	1,042	45,650
CommonWealth REIT (REIT)	1,563	34,245
Corporate Office Properties Trust (REIT)	1,042	24,070
Corrections Corp. of America (REIT)	1,563	54,001
CubeSmart (REIT)	1,563	27,884
Cullen/Frost Bankers, Inc. (Banks)	521	36,757
CYS Investments, Inc. (REIT)	2,084	16,943
DCT Industrial Trust, Inc. (REIT)	4,168	29,968
DDR Corp. (REIT)	3,126	49,109
DiamondRock Hospitality Co. (REIT)	2,605	27,795
Digital Realty Trust, Inc. (REIT)	1,563	82,995
Discover Financial Services (Diversified Financial Services)	6,252	315,976
Douglas Emmett, Inc. (REIT)	1,563	36,684
Duke Realty Corp. (REIT)	4,168	64,354
DuPont Fabros Technology, Inc. (REIT)	1,042	26,852
E*TRADE Financial Corp.* (Diversified Financial Services)	3,647	60,175
East West Bancorp, Inc. (Banks)	1,563	49,938
EastGroup Properties, Inc. (REIT)	521	30,848
Eaton Vance Corp. (Diversified Financial Services)	1,563	60,691
Endurance Specialty Holdings, Ltd. (Insurance)	521	27,988
EPR Properties (REIT)	521	25,394
Equity Lifestyle Properties, Inc. (REIT)	1,042	35,605
Equity Residential (REIT)	4,168	223,280
Erie Indemnity Co. - Class A (Insurance)	521	37,757
Essex Property Trust, Inc. (REIT)	521	76,952
Everest Re Group, Ltd. (Insurance)	521	75,759
Extra Space Storage, Inc. (REIT)	1,563	71,507
F.N.B. Corp. (Banks)	2,084	25,279
Federal Realty Investment Trust (REIT)	1,042	105,711
Federated Investors, Inc. - Class B (Diversified Financial Services)	1,042	28,301
Fidelity National Title Group, Inc. - Class A (Insurance)	2,605	69,293

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Fifth Third Bancorp (Banks)	11,462	$206,774
Financial Engines, Inc. (Diversified Financial Services)	521	30,968
First American Financial Corp. (Insurance)	1,563	38,059
First Financial Bankshares, Inc. (Banks)	521	30,645
First Horizon National Corp. (Banks)	3,126	34,359
First Niagara Financial Group, Inc. (Savings & Loans)	4,689	48,625
First Republic Bank (Banks)	1,563	72,883
FirstMerit Corp. (Banks)	2,084	45,244
Forest City Enterprises, Inc. - Class A* (Real Estate)	2,084	39,471
Franklin Resources, Inc. (Diversified Financial Services)	5,210	263,366
Franklin Street Properties Corp. (REIT)	1,042	13,275
Fulton Financial Corp. (Banks)	2,605	30,426
General Growth Properties, Inc. (REIT)	7,294	140,701
Genworth Financial, Inc. - Class A* (Insurance)	6,252	79,963
Glacier Bancorp, Inc. (Banks)	1,042	25,748
Greenhill & Co., Inc. (Diversified Financial Services)	521	25,987
Hancock Holding Co. (Banks)	1,042	32,698
Hanover Insurance Group, Inc. (Insurance)	521	28,822
Hartford Financial Services Group, Inc. (Insurance)	5,731	178,349
Hatteras Financial Corp. (REIT)	1,042	19,496
HCC Insurance Holdings, Inc. (Insurance)	1,042	45,660
HCP, Inc. (REIT)	5,731	234,684
Health Care REIT, Inc. (REIT)	3,647	227,500
Healthcare Realty Trust, Inc. (REIT)	1,042	24,081
Highwoods Properties, Inc. (REIT)	1,042	36,793
Home Properties, Inc. (REIT)	521	30,088
Hospitality Properties Trust (REIT)	1,563	44,233
Host Hotels & Resorts, Inc. (REIT)	9,899	174,915
Hudson City Bancorp, Inc. (Savings & Loans)	6,252	56,581
Huntington Bancshares, Inc. (Banks)	10,420	86,069
IBERIABANK Corp. (Banks)	521	27,024
ING US, Inc. (Insurance)	1,042	30,437
IntercontinentalExchange, Inc.* (Diversified Financial Services)	1,042	189,040
International Bancshares Corp. (Banks)	521	11,269
Invesco Mortgage Capital, Inc. (REIT)	1,563	24,055
Invesco, Ltd. (Diversified Financial Services)	5,731	182,819
J.P. Morgan Chase & Co. (Banks)	48,453	2,504,536
Janus Capital Group, Inc. (Diversified Financial Services)	2,084	17,735
Jones Lang LaSalle, Inc. (Real Estate)	521	45,483
Kemper Corp. (Insurance)	521	17,506
KeyCorp (Banks)	11,983	136,606
Kilroy Realty Corp. (REIT)	1,042	52,048
Kimco Realty Corp. (REIT)	5,210	105,138
LaSalle Hotel Properties (REIT)	1,042	29,718
Legg Mason, Inc. (Diversified Financial Services)	1,563	52,267
Lexington Realty Trust (REIT)	2,605	29,254
Liberty Property Trust (REIT)	2,084	74,190
Lincoln National Corp. (Insurance)	3,647	153,138
Loews Corp. (Insurance)	4,168	194,812
LPL Financial Holdings, Inc. (Diversified Financial Services)	1,042	39,919
M&T Bank Corp. (Banks)	1,563	174,931
Mack-Cali Realty Corp. (REIT)	1,042	22,861
Marsh & McLennan Cos., Inc. (Insurance)	7,294	317,654
MasterCard, Inc. - Class A (Commercial Services)	1,563	1,051,555
MB Financial, Inc. (Banks)	521	14,713
MBIA, Inc.* (Insurance)	2,084	21,319
McGraw Hill Financial, Inc. (Commercial Services)	3,647	239,207
Medical Properties Trust, Inc. (REIT)	2,084	25,362
Mercury General Corp. (Insurance)	521	25,170
MetLife, Inc. (Insurance)	14,588	684,907
MFA Financial, Inc. (REIT)	4,689	34,933
MGIC Investment Corp.* (Insurance)	4,168	30,343
Mid-America Apartment Communities, Inc. (REIT)	521	32,563
Montpelier Re Holdings, Ltd. (Insurance)	521	13,572
Moody’s Corp. (Commercial Services)	2,605	183,210
Morgan Stanley Dean Witter & Co. (Banks)	17,714	477,392
MSCI, Inc. - Class A* (Software)	1,563	62,926
NASDAQ Stock Market, Inc. (Diversified Financial Services)	1,563	50,157
National Penn Bancshares, Inc. (Banks)	1,563	15,708
National Retail Properties, Inc. (REIT)	1,563	49,735
New York Community Bancorp (Savings & Loans)	5,731	86,595
Northern Trust Corp. (Banks)	3,126	170,023
NYSE Euronext (Diversified Financial Services)	3,126	131,229
Ocwen Financial Corp.* (Diversified Financial Services)	1,563	87,169
Old National Bancorp (Banks)	1,042	14,796
Old Republic International Corp. (Insurance)	3,126	48,140
OMEGA Healthcare Investors, Inc. (REIT)	1,563	46,687
PartnerRe, Ltd. (Insurance)	521	47,692
People’s United Financial, Inc. (Savings & Loans)	4,168	59,936
Piedmont Office Realty Trust, Inc. - Class A (REIT)	2,084	36,178
Platinum Underwriters Holdings, Ltd. (Insurance)	521	31,119
Plum Creek Timber Co., Inc. (REIT)	2,084	97,594
PNC Financial Services Group (Banks)	6,773	490,704
Popular, Inc.* (Banks)	1,563	40,997
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	521	31,229
Post Properties, Inc. (REIT)	521	23,455
Potlatch Corp. (REIT)	521	20,673
Primerica, Inc. (Insurance)	521	21,017
Principal Financial Group, Inc. (Insurance)	3,647	156,165
PrivateBancorp, Inc. (Banks)	1,042	22,299
ProAssurance Corp. (Insurance)	1,042	46,953
Progressive Corp. (Insurance)	7,294	198,616
Prologis, Inc. (REIT)	6,252	235,200
Prosperity Bancshares, Inc. (Banks)	521	32,219
Protective Life Corp. (Insurance)	1,042	44,337
Prudential Financial, Inc. (Insurance)	5,731	446,903
Public Storage, Inc. (REIT)	2,084	334,586
Radian Group, Inc. (Insurance)	2,084	29,030

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Raymond James Financial Corp. (Diversified Financial Services)	1,563	$65,130
Rayonier, Inc. (REIT)	1,563	86,981
Realogy Holdings Corp.* (Real Estate)	2,084	89,654
Realty Income Corp. (REIT)	2,605	103,549
Redwood Trust, Inc. (REIT)	1,042	20,517
Regency Centers Corp. (REIT)	1,042	50,381
Regions Financial Corp. (Banks)	17,714	164,032
Reinsurance Group of America, Inc. (Insurance)	1,042	69,804
RenaissanceRe Holdings (Insurance)	521	47,166
Retail Properties of America, Inc. (REIT)	2,084	28,655
RLJ Lodging Trust (REIT)	1,563	36,715
Ryman Hospitality Properties, Inc. (REIT)	521	17,980
SEI Investments Co. (Commercial Services)	2,084	64,416
Selective Insurance Group, Inc. (Insurance)	521	12,765
Senior Housing Properties Trust (REIT)	2,605	60,801
Signature Bank* (Banks)	521	47,682
Simon Property Group, Inc. (REIT)	4,168	617,823
SL Green Realty Corp. (REIT)	1,042	92,571
SLM Corp. (Diversified Financial Services)	5,731	142,702
Sovran Self Storage, Inc. (REIT)	521	39,429
Spirit Realty Capital, Inc. (REIT)	4,689	43,045
St. Joe Co.* (Real Estate)	1,042	20,444
StanCorp Financial Group, Inc. (Insurance)	521	28,665
Starwood Property Trust, Inc. (REIT)	2,605	62,442
State Street Corp. (Banks)	5,731	376,813
Stifel Financial Corp.* (Diversified Financial Services)	521	21,476
Sunstone Hotel Investors, Inc. (REIT)	2,084	26,550
SunTrust Banks, Inc. (Banks)	6,773	219,581
Susquehanna Bancshares, Inc. (Banks)	2,605	32,693
SVB Financial Group* (Banks)	521	44,999
Synovus Financial Corp. (Banks)	12,504	41,263
T. Rowe Price Group, Inc. (Diversified Financial Services)	3,126	224,853
Tanger Factory Outlet Centers, Inc. (REIT)	1,042	34,021
Taubman Centers, Inc. (REIT)	1,042	70,137
TCF Financial Corp. (Banks)	2,084	29,760
TD Ameritrade Holding Corp. (Diversified Financial Services)	3,126	81,839
Texas Capital Bancshares, Inc.* (Banks)	521	23,950
The Charles Schwab Corp. (Diversified Financial Services)	15,109	319,404
The Chubb Corp. (Insurance)	3,126	279,027
The Geo Group, Inc. (REIT)	1,042	34,647
The Goldman Sachs Group, Inc. (Banks)	5,210	824,274
The Howard Hughes Corp.* (Real Estate)	521	58,545
The Macerich Co. (REIT)	1,563	88,216
The Travelers Cos., Inc. (Insurance)	4,689	397,487
Torchmark Corp. (Insurance)	1,042	75,389
Trustmark Corp. (Banks)	1,042	26,675
Two Harbors Investment Corp. (REIT)	4,689	45,530
U.S. Bancorp (Banks)	23,445	857,618
UDR, Inc. (REIT)	3,126	74,086
UMB Financial Corp. (Banks)	521	28,311
Umpqua Holdings Corp. (Banks)	1,563	25,352
United Bankshares, Inc. (Banks)	521	15,099
UnumProvident Corp. (Insurance)	3,647	111,015
Validus Holdings, Ltd. (Insurance)	1,563	57,800
Valley National Bancorp (Banks)	2,605	25,920
Ventas, Inc. (REIT)	3,647	224,291
Visa, Inc. - Class A (Commercial Services)	6,773	1,294,320
Vornado Realty Trust (REIT)	2,084	175,181
W.R. Berkley Corp. (Insurance)	1,563	66,990
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	1,042	53,642
Washington Federal, Inc. (Savings & Loans)	1,563	32,323
Washington REIT (REIT)	1,042	26,331
Webster Financial Corp. (Banks)	1,042	26,602
Weingarten Realty Investors (REIT)	1,563	45,843
Wells Fargo & Co. (Banks)	61,999	2,561,800
Westamerica Bancorp (Banks)	521	25,915
Western Union Co. (Commercial Services)	7,294	136,106
Weyerhaeuser Co. (REIT)	7,294	208,827
Willis Group Holdings PLC (Insurance)	2,084	90,300
Wintrust Financial Corp. (Banks)	521	21,397
WP Carey, Inc. (Real Estate)	521	33,709
XL Group PLC (Insurance)	3,647	112,400
Zions Bancorp (Banks)	2,605	71,429
TOTAL COMMON STOCKS (Cost $24,103,363)		41,313,793
TOTAL INVESTMENT SECURITIES (Cost $24,103,363) - 100.6%		41,313,793
Net other assets (liabilities) - (0.6)%		(246,605)

NET ASSETS - 100.0%		$41,067,188

*                                         Non-income producing security

ProFund VP Financials invested in the following industries as of September 30, 2013:

	Value	% of Net Assets
Banks	$15,822,311	38.5%
Commercial Services	2,968,814	7.2%
Diversified Financial Services	4,491,489	10.9%
Insurance	10,018,887	24.4%
Real Estate	390,427	1.0%
REIT	7,231,860	17.6%
Retail	23,591	0.1%
Savings & Loans	303,488	0.7%
Software	62,926	0.2%
Other**	(246,605)	(0.6)%
Total	$41,067,188	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT                            Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

September 30, 2013 :: Schedule of Portfolio Investments :: ProFund VP Health Care ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.0%)
Abbott Laboratories (Pharmaceuticals)	39,192	$1,300,782
AbbVie, Inc. (Pharmaceuticals)	40,044	1,791,168
Acorda Therapeutics, Inc.* (Biotechnology)	852	29,207
Actavis, Inc.* (Pharmaceuticals)	4,260	613,440
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	426	36,512
Aetna, Inc. (Healthcare - Services)	9,372	599,995
Alere, Inc.* (Healthcare - Products)	2,130	65,114
Alexion Pharmaceuticals, Inc.* (Biotechnology)	5,112	593,810
Align Technology, Inc.* (Healthcare - Products)	1,704	81,996
Alkermes PLC* (Pharmaceuticals)	3,408	114,577
Allergan, Inc. (Pharmaceuticals)	7,668	693,571
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	1,278	81,805
Amgen, Inc. (Biotechnology)	19,170	2,145,890
Arena Pharmaceuticals, Inc.* (Biotechnology)	5,538	29,185
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	4,686	86,223
Bard (C.R.), Inc. (Healthcare - Products)	2,130	245,376
Baxter International, Inc. (Healthcare - Products)	13,632	895,485
Becton, Dickinson & Co. (Healthcare - Products)	5,112	511,302
Biogen Idec, Inc.* (Biotechnology)	5,964	1,435,893
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	3,408	246,126
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	426	50,081
Boston Scientific Corp.* (Healthcare - Products)	34,080	400,099
Bristol-Myers Squibb Co. (Pharmaceuticals)	41,748	1,932,097
Brookdale Senior Living, Inc.* (Healthcare - Services)	2,556	67,223
CareFusion Corp.* (Healthcare - Products)	5,538	204,352
Celgene Corp.* (Biotechnology)	10,224	1,573,780
Centene Corp.* (Healthcare - Services)	1,278	81,741
Cepheid, Inc.* (Healthcare - Products)	1,704	66,524
Charles River Laboratories International, Inc.* (Biotechnology)	1,278	59,120
CIGNA Corp. (Healthcare - Services)	7,242	556,620
Community Health Systems, Inc. (Healthcare - Services)	2,556	106,074
Covance, Inc.* (Healthcare - Services)	1,278	110,496
Covidien PLC (Healthcare - Products)	11,502	700,932
Cubist Pharmaceuticals, Inc.* (Biotechnology)	1,704	108,289
DaVita, Inc.* (Healthcare - Services)	4,260	242,394
DENTSPLY International, Inc. (Healthcare - Products)	3,408	147,941
Edwards Lifesciences Corp.* (Healthcare - Products)	2,982	207,637
Eli Lilly & Co. (Pharmaceuticals)	25,134	1,264,994
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	2,982	135,502
Express Scripts Holding Co.* (Pharmaceuticals)	20,448	1,263,277
Forest Laboratories, Inc.* (Pharmaceuticals)	5,964	255,200
Gilead Sciences, Inc.* (Biotechnology)	38,766	2,436,056
Haemonetics Corp.* (Healthcare - Products)	1,278	50,967
HCA Holdings, Inc. (Healthcare - Services)	6,816	291,384
Health Management Associates, Inc. - Class A* (Healthcare - Services)	6,390	81,792
Health Net, Inc.* (Healthcare - Services)	2,130	67,521
Healthcare Services Group, Inc. (Commercial Services)	1,704	43,895
HealthSouth Corp. (Healthcare - Services)	2,130	73,442
Henry Schein, Inc.* (Healthcare - Products)	2,130	220,881
Hill-Rom Holdings, Inc. (Healthcare - Products)	1,278	45,791
HMS Holdings Corp.* (Commercial Services)	2,130	45,816
Hologic, Inc.* (Healthcare - Products)	6,816	140,750
Hospira, Inc.* (Healthcare - Products)	4,260	167,077
Humana, Inc. (Healthcare - Services)	3,834	357,827
IDEXX Laboratories, Inc.* (Healthcare - Products)	1,278	127,353
Illumina, Inc.* (Biotechnology)	2,982	241,035
Impax Laboratories, Inc.* (Pharmaceuticals)	1,704	34,949
Incyte Corp.* (Biotechnology)	3,408	130,015
Intuitive Surgical, Inc.* (Healthcare - Products)	852	320,582
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	2,982	111,944
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	1,278	117,537
Johnson & Johnson (Pharmaceuticals)	71,142	6,167,300
Laboratory Corp. of America Holdings* (Healthcare - Services)	2,130	211,168
Life Technologies Corp.* (Biotechnology)	4,260	318,776
LifePoint Hospitals, Inc.* (Healthcare - Services)	1,278	59,593
Magellan Health Services, Inc.* (Healthcare - Services)	852	51,086
Mallinckrodt PLC* (Pharmaceuticals)	1,278	56,347
Masimo Corp. (Healthcare - Products)	1,278	34,046
Medivation, Inc.* (Pharmaceuticals)	1,704	102,138
Mednax, Inc.* (Healthcare - Services)	1,278	128,311
Medtronic, Inc. (Healthcare - Products)	25,134	1,338,385
Merck & Co., Inc. (Pharmaceuticals)	73,698	3,508,762
Mylan Laboratories, Inc.* (Pharmaceuticals)	9,798	373,990
Myriad Genetics, Inc.* (Biotechnology)	2,130	50,055
Nektar Therapeutics, Inc.* (Pharmaceuticals)	2,982	31,162
Owens & Minor, Inc. (Distribution/Wholesale)	1,704	58,941
PAREXEL International Corp.* (Commercial Services)	1,278	64,194

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Patterson Cos., Inc. (Healthcare - Products)	2,130	$85,626
PDL BioPharma, Inc. (Biotechnology)	3,408	27,162
Perrigo Co. (Pharmaceuticals)	2,556	315,359
Pfizer, Inc. (Pharmaceuticals)	166,992	4,794,340
Pharmacyclics, Inc.* (Pharmaceuticals)	1,704	235,868
Quest Diagnostics, Inc. (Healthcare - Services)	3,834	236,903
Questcor Pharmaceuticals, Inc. (Pharmaceuticals)	1,278	74,124
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	2,130	666,413
ResMed, Inc. (Healthcare - Products)	3,408	180,011
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	1,704	113,964
Seattle Genetics, Inc.* (Biotechnology)	2,982	130,701
Sirona Dental Systems, Inc.* (Healthcare - Products)	1,278	85,537
St. Jude Medical, Inc. (Healthcare - Products)	7,242	388,461
STERIS Corp. (Healthcare - Products)	1,704	73,204
Stryker Corp. (Healthcare - Products)	7,242	489,487
Team Health Holdings, Inc.* (Commercial Services)	1,704	64,650
Techne Corp. (Healthcare - Products)	852	68,211
Teleflex, Inc. (Healthcare - Products)	852	70,103
Tenet Healthcare Corp.* (Healthcare - Services)	2,556	105,282
The Cooper Cos., Inc. (Healthcare - Products)	1,278	165,744
Theravance, Inc.* (Pharmaceuticals)	1,704	69,677
Thermo Fisher Scientific, Inc. (Electronics)	8,946	824,374
Thoratec Corp.* (Healthcare - Products)	1,278	47,657
United Therapeutics Corp.* (Biotechnology)	1,278	100,770
UnitedHealth Group, Inc. (Healthcare - Services)	25,560	1,830,353
Universal Health Services, Inc. - Class B (Healthcare - Services)	2,130	159,729
Varian Medical Systems, Inc.* (Healthcare - Products)	2,556	191,010
Vertex Pharmaceuticals, Inc.* (Biotechnology)	5,964	452,190
ViroPharma, Inc.* (Pharmaceuticals)	1,704	66,967
VIVUS, Inc.* (Pharmaceuticals)	2,556	23,822
Waters Corp.* (Electronics)	2,130	226,227
WellCare Health Plans, Inc.* (Healthcare - Services)	1,278	89,128
WellPoint, Inc. (Healthcare - Services)	7,668	641,121
West Pharmaceutical Services, Inc. (Healthcare - Products)	1,704	70,120
Zimmer Holdings, Inc. (Healthcare - Products)	4,260	349,916
Zoetis, Inc. (Pharmaceuticals)	12,780	397,713
TOTAL COMMON STOCKS (Cost $28,344,700)		52,704,622
TOTAL INVESTMENT SECURITIES (Cost $28,344,700) - 100.0%		52,704,622
Net other assets (liabilities) - NM		(22,810)

NET ASSETS - 100.0%		$52,681,812

*	Non-income producing security

ProFund VP Health Care invested in the following industries as of September 30, 2013:

	Value	% of Net Assets
Biotechnology	$10,782,967	20.5%
Commercial Services	218,555	0.4%
Distribution/Wholesale	58,941	0.1%
Electronics	1,050,601	2.0%
Healthcare - Products	8,237,677	15.6%
Healthcare - Services	6,149,182	11.7%
Pharmaceuticals	26,206,699	49.7%
Other**	(22,810)	NM
Total	$52,681,812	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

September 30, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Industrials ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.1%)
3M Co. (Miscellaneous Manufacturing)	5,688	$679,204
ABM Industries, Inc. (Commercial Services)	474	12,618
Acacia Research Corp. (Commercial Services)	474	10,930
Accenture PLC - Class A (Computers)	5,530	407,229
Actuant Corp. - Class A (Miscellaneous Manufacturing)	632	24,547
Acuity Brands, Inc. (Electrical Components & Equipment)	316	29,078
Advisory Board Co.* (Commercial Services)	316	18,796
Aecom Technology Corp.* (Engineering & Construction)	948	29,644
AGCO Corp. (Machinery - Diversified)	790	47,732
Agilent Technologies, Inc. (Electronics)	2,844	145,755
Air Lease Corp. (Diversified Financial Services)	632	17,481
Alliance Data Systems Corp.* (Commercial Services)	474	100,237
Alliant Techsystems, Inc. (Aerospace/Defense)	316	30,829
Ametek, Inc. (Electrical Components & Equipment)	2,054	94,525
Amphenol Corp. - Class A (Electronics)	1,422	110,034
Anixter International, Inc.* (Telecommunications)	158	13,850
Applied Industrial Technologies, Inc. (Machinery - Diversified)	316	16,274
AptarGroup, Inc. (Miscellaneous Manufacturing)	632	38,002
Arrow Electronics, Inc.* (Distribution/Wholesale)	948	46,006
Automatic Data Processing, Inc. (Commercial Services)	4,266	308,773
Avery Dennison Corp. (Household Products/Wares)	790	34,381
Avnet, Inc. (Electronics)	1,264	52,721
Babcock & Wilcox Co. (Machinery - Diversified)	948	31,967
Ball Corp. (Packaging & Containers)	1,264	56,729
BE Aerospace, Inc.* (Aerospace/Defense)	790	58,318
Belden, Inc. (Electrical Components & Equipment)	316	20,240
Bemis Co., Inc. (Packaging & Containers)	948	36,981
Benchmark Electronics, Inc.* (Electronics)	474	10,850
Boeing Co. (Aerospace/Defense)	6,004	705,470
Brady Corp. - Class A (Electronics)	474	14,457
Broadridge Financial Solutions, Inc. (Software)	1,106	35,116
C.H. Robinson Worldwide, Inc. (Transportation)	1,422	84,694
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	632	44,423
Caterpillar, Inc. (Machinery - Construction & Mining)	5,530	461,036
Chicago Bridge & Iron Co. N.V. (Engineering & Construction)	948	64,246
Cintas Corp. (Textiles)	948	48,538
Clarcor, Inc. (Miscellaneous Manufacturing)	474	26,321
Clean Harbors, Inc.* (Environmental Control)	474	27,805
Cognex Corp. (Machinery - Diversified)	790	24,775
Colfax Corp.* (Miscellaneous Manufacturing)	790	44,627
Convergys Corp. (Commercial Services)	948	17,775
Con-way, Inc. (Transportation)	474	20,425
CoreLogic, Inc.* (Commercial Services)	790	21,370
CoStar Group, Inc.* (Commercial Services)	316	53,056
Covanta Holding Corp. (Environmental Control)	1,106	23,646
Crane Co. (Miscellaneous Manufacturing)	474	29,232
Crown Holdings, Inc.* (Packaging & Containers)	1,264	53,442
CSX Corp. (Transportation)	8,848	227,748
Cummins, Inc. (Machinery - Diversified)	1,580	209,935
Curtiss-Wright Corp. (Aerospace/Defense)	474	22,259
Danaher Corp. (Miscellaneous Manufacturing)	5,214	361,434
Deere & Co. (Machinery - Diversified)	3,318	270,053
Deluxe Corp. (Commercial Services)	474	19,747
DigitalGlobe, Inc.* (Telecommunications)	632	19,984
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,106	42,172
Dover Corp. (Miscellaneous Manufacturing)	1,422	127,738
Eagle Materials, Inc. (Building Materials)	474	34,389
Eaton Corp. (Miscellaneous Manufacturing)	4,108	282,795
EMCOR Group, Inc. (Engineering & Construction)	632	24,730
Emerson Electric Co. (Electrical Components & Equipment)	6,162	398,680
EnerSys (Electrical Components & Equipment)	474	28,739
Equifax, Inc. (Commercial Services)	1,106	66,194
Esterline Technologies Corp.* (Aerospace/Defense)	316	25,245
Euronet Worldwide, Inc.* (Commercial Services)	474	18,865
Exelis, Inc. (Aerospace/Defense)	1,580	24,822
Expeditors International of Washington, Inc. (Transportation)	1,738	76,576
Fastenal Co. (Distribution/Wholesale)	2,370	119,093
FedEx Corp. (Transportation)	2,528	288,470
FEI Co. (Electronics)	316	27,745
Fidelity National Information Services, Inc. (Software)	2,528	117,400
Fiserv, Inc.* (Software)	1,106	111,761
FleetCor Technologies, Inc.* (Commercial Services)	632	69,622
FLIR Systems, Inc. (Electronics)	1,264	39,690
Flowserve Corp. (Machinery - Diversified)	1,264	78,861
Fluor Corp. (Engineering & Construction)	1,422	100,905
Fortune Brands Home & Security, Inc. (Building Materials)	1,422	59,198
Forward Air Corp. (Transportation)	316	12,751

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Foster Wheeler AG* (Engineering & Construction)	790	$20,809
FTI Consulting, Inc.* (Commercial Services)	316	11,945
GATX Corp. (Trucking & Leasing)	474	22,524
Generac Holdings, Inc. (Electrical Components & Equipment)	632	26,949
General Cable Corp. (Electrical Components & Equipment)	474	15,050
General Dynamics Corp. (Aerospace/Defense)	2,844	248,907
General Electric Co. (Miscellaneous Manufacturing)	88,322	2,110,012
Genesee & Wyoming, Inc. - Class A* (Transportation)	316	29,379
Genpact, Ltd.* (Commercial Services)	948	17,898
Global Payments, Inc. (Commercial Services)	632	32,283
Graco, Inc. (Machinery - Diversified)	474	35,104
Greif, Inc. - Class A (Packaging & Containers)	316	15,493
Harsco Corp. (Miscellaneous Manufacturing)	632	15,737
HEICO Corp. (Aerospace/Defense)	316	21,406
Hexcel Corp.* (Miscellaneous Manufacturing)	948	36,782
Honeywell International, Inc. (Electronics)	6,794	564,174
Hub Group, Inc. - Class A* (Transportation)	316	12,397
Hubbell, Inc. - Class B (Electrical Components & Equipment)	474	49,647
Huntington Ingalls Industries, Inc. (Shipbuilding)	474	31,948
IDEX Corp. (Machinery - Diversified)	632	41,238
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	3,634	277,165
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	2,370	153,908
IPG Photonics Corp. (Telecommunications)	316	17,794
Iron Mountain, Inc. (Commercial Services)	1,422	38,422
Itron, Inc.* (Electronics)	316	13,534
ITT Corp. (Miscellaneous Manufacturing)	790	28,401
J.B. Hunt Transport Services, Inc. (Transportation)	790	57,615
Jabil Circuit, Inc. (Electronics)	1,580	34,254
Jack Henry & Associates, Inc. (Computers)	790	40,772
Jacobs Engineering Group, Inc.* (Engineering & Construction)	1,106	64,347
Joy Global, Inc. (Machinery - Construction & Mining)	948	48,386
Kansas City Southern Industries, Inc. (Transportation)	948	103,673
KBR, Inc. (Engineering & Construction)	1,264	41,257
Kennametal, Inc. (Hand/Machine Tools)	632	28,819
Kirby Corp.* (Transportation)	474	41,025
L-3 Communications Holdings, Inc. (Aerospace/Defense)	790	74,655
Landstar System, Inc. (Transportation)	474	26,535
Lender Processing Services, Inc. (Commercial Services)	790	26,283
Lennox International, Inc. (Building Materials)	474	35,673
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	790	52,630
LinkedIn Corp. - Class A* (Internet)	790	194,387
Littelfuse, Inc. (Electrical Components & Equipment)	158	12,359
Lockheed Martin Corp. (Aerospace/Defense)	2,370	302,294
Louisiana-Pacific Corp.* (Building Materials)	1,264	22,234
Manitowoc Co. (Machinery - Diversified)	1,106	21,655
Manpower, Inc. (Commercial Services)	632	45,972
Martin Marietta Materials (Building Materials)	474	46,532
Masco Corp. (Building Materials)	3,160	67,245
Matson, Inc. (Transportation)	316	8,289
MAXIMUS, Inc. (Commercial Services)	632	28,465
MDU Resources Group, Inc. (Electric)	1,580	44,193
MeadWestvaco Corp. (Forest Products & Paper)	1,580	60,640
Mettler Toledo International, Inc.* (Electronics)	316	75,868
Mine Safety Appliances Co. (Environmental Control)	316	16,309
Molex, Inc. (Electrical Components & Equipment)	1,264	48,689
Moog, Inc. - Class A* (Aerospace/Defense)	316	18,540
MRC Global, Inc.* (Oil & Gas Services)	948	25,406
MSC Industrial Direct Co. - Class A (Retail)	474	38,560
Mueller Industries, Inc. (Metal Fabricate/Hardware)	316	17,592
National Instruments Corp. (Electronics)	790	24,435
Navistar International Corp.* (Auto Manufacturers)	632	23,055
NeuStar, Inc. - Class A* (Telecommunications)	632	31,272
Nordson Corp. (Machinery - Diversified)	474	34,901
Norfolk Southern Corp. (Transportation)	2,686	207,762
Northrop Grumman Corp. (Aerospace/Defense)	2,054	195,664
Old Dominion Freight Line, Inc.* (Transportation)	632	29,066
Oshkosh Truck Corp.* (Auto Manufacturers)	790	38,694
Outerwall, Inc.* (Diversified Financial Services)	316	15,797
Owens Corning, Inc.* (Building Materials)	948	36,005
Owens-Illinois, Inc.* (Packaging & Containers)	1,422	42,688
PACCAR, Inc. (Auto Manufacturers)	3,002	167,092
Packaging Corp. of America (Packaging & Containers)	790	45,101
Pall Corp. (Miscellaneous Manufacturing)	948	73,034
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,264	137,422
Paychex, Inc. (Commercial Services)	2,844	115,580
Pentair, Ltd. (Miscellaneous Manufacturing)	1,738	112,866
PerkinElmer, Inc. (Electronics)	948	35,787
PHH Corp.* (Commercial Services)	474	11,253
Precision Castparts Corp. (Metal Fabricate/Hardware)	1,264	287,231
Quanta Services, Inc.* (Commercial Services)	1,896	52,159
R.R. Donnelley & Sons Co. (Commercial Services)	1,580	24,964
Raytheon Co. (Aerospace/Defense)	2,844	219,187
Regal-Beloit Corp. (Hand/Machine Tools)	316	21,466

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Republic Services, Inc. (Environmental Control)	2,370	$79,063
Robert Half International, Inc. (Commercial Services)	1,264	49,334
Rock-Tenn Co. - Class A (Packaging & Containers)	632	64,004
Rockwell Automation, Inc. (Machinery - Diversified)	1,264	135,172
Rockwell Collins, Inc. (Aerospace/Defense)	1,106	75,053
Roper Industries, Inc. (Machinery - Diversified)	790	104,967
Ryder System, Inc. (Transportation)	474	28,298
Sealed Air Corp. (Packaging & Containers)	1,738	47,256
Sensata Tech Holding N.V.* (Electronics)	1,106	42,326
Sherwin-Williams Co. (Chemicals)	790	143,922
Silgan Holdings, Inc. (Packaging & Containers)	316	14,852
Simpson Manufacturing Co., Inc. (Building Materials)	316	10,292
Smith Corp. (Miscellaneous Manufacturing)	632	28,566
Sonoco Products Co. (Packaging & Containers)	948	36,915
Spirit Aerosystems Holdings, Inc. - Class A* (Aerospace/Defense)	948	22,980
SPX Corp. (Miscellaneous Manufacturing)	316	26,746
Stericycle, Inc.* (Environmental Control)	790	91,166
TE Connectivity, Ltd. (Electronics)	3,634	188,168
Teekay Shipping Corp. (Transportation)	316	13,509
Teledyne Technologies, Inc.* (Aerospace/Defense)	316	26,838
Terex Corp.* (Machinery - Construction & Mining)	948	31,853
TETRA Technologies, Inc.* (Environmental Control)	632	16,362
Texas Industries, Inc.* (Building Materials)	158	10,477
Textron, Inc. (Miscellaneous Manufacturing)	2,370	65,436
The ADT Corp. (Commercial Services)	1,738	70,667
The Brink’s Co. (Commercial Services)	474	13,414
The Corporate Executive Board Co. (Commercial Services)	316	22,948
The Timken Co. (Metal Fabricate/Hardware)	632	38,173
The Valspar Corp. (Chemicals)	632	40,088
Toro Co. (Housewares)	474	25,762
Total System Services, Inc. (Commercial Services)	1,422	41,835
Towers Watson & Co. - Class A (Commercial Services)	632	67,599
TransDigm Group, Inc. (Aerospace/Defense)	474	65,744
Trimble Navigation, Ltd.* (Electronics)	2,212	65,719
Trinity Industries, Inc. (Miscellaneous Manufacturing)	632	28,661
Triumph Group, Inc. (Aerospace/Defense)	474	33,284
Tyco International, Ltd. (Electronics)	3,950	138,171
Union Pacific Corp. (Transportation)	3,950	613,592
United Parcel Service, Inc. - Class B (Transportation)	6,320	577,457
United Rentals, Inc.* (Commercial Services)	790	46,049
United Stationers, Inc. (Distribution/Wholesale)	316	13,746
United Technologies Corp. (Aerospace/Defense)	7,268	783,635
Universal Display Corp.* (Electrical Components & Equipment)	316	10,121
URS Corp. (Engineering & Construction)	632	33,970
USG Corp.* (Building Materials)	790	22,578
UTI Worldwide, Inc. (Transportation)	790	11,937
Valmont Industries, Inc. (Metal Fabricate/Hardware)	158	21,948
Veeco Instruments, Inc.* (Semiconductors)	316	11,765
Verisk Analytics, Inc. - Class A* (Commercial Services)	1,264	82,109
Vishay Intertechnology, Inc.* (Electronics)	1,106	14,256
Vulcan Materials Co. (Mining)	1,106	57,302
W.W. Grainger, Inc. (Distribution/Wholesale)	474	124,050
Wabtec Corp. (Machinery - Diversified)	790	49,667
Waste Connections, Inc. (Environmental Control)	1,106	50,223
Waste Management, Inc. (Environmental Control)	3,792	156,383
Watsco, Inc. (Distribution/Wholesale)	158	14,895
WESCO International, Inc.* (Distribution/Wholesale)	316	24,183
WEX, Inc.* (Commercial Services)	316	27,729
Woodward, Inc. (Electronics)	474	19,353
World Fuel Services Corp. (Retail)	632	23,580
Xylem, Inc. (Machinery - Diversified)	1,580	44,129
Zebra Technologies Corp. - Class A* (Machinery - Diversified)	474	21,581
TOTAL COMMON STOCKS (Cost $11,798,538)		20,096,184
TOTAL INVESTMENT SECURITIES (Cost $11,798,538) - 100.1%		20,096,184
Net other assets (liabilities) - (0.1)%		(29,875)

NET ASSETS - 100.0%		$20,066,309

*	Non-income producing security

See accompanying notes to schedules of portfolio investments.

ProFund VP Industrials invested in the following industries as of September 30, 2013:

	Value	% of Net Assets
Aerospace/Defense	$2,955,129	14.7%
Auto Manufacturers	228,841	1.1%
Building Materials	344,623	1.7%
Chemicals	184,010	0.9%
Commercial Services	1,544,891	7.7%
Computers	448,001	2.2%
Distribution/Wholesale	341,974	1.7%
Diversified Financial Services	33,278	0.2%
Electric	44,193	0.2%
Electrical Components & Equipment	734,077	3.7%
Electronics	1,617,299	8.1%
Engineering & Construction	379,908	1.9%
Environmental Control	460,957	2.3%
Forest Products & Paper	60,640	0.3%
Hand/Machine Tools	102,915	0.5%
Household Products/Wares	34,381	0.2%
Housewares	25,762	0.1%
Internet	194,387	1.0%
Machinery - Construction & Mining	541,275	2.7%
Machinery - Diversified	1,168,010	5.8%
Metal Fabricate/Hardware	364,944	1.8%
Mining	57,302	0.3%
Miscellaneous Manufacturing	4,795,232	23.9%
Oil & Gas Services	25,406	0.1%
Packaging & Containers	413,461	2.1%
Retail	62,140	0.3%
Semiconductors	11,765	0.1%
Shipbuilding	31,948	0.2%
Software	264,277	1.3%
Telecommunications	82,899	0.4%
Textiles	48,538	0.2%
Transportation	2,471,197	12.3%
Trucking & Leasing	22,524	0.1%
Other**	(29,875)	(0.1)%
Total	$20,066,309	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Internet ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.1%)
Akamai Technologies, Inc.* (Software)	5,720	$295,724
Allscripts Healthcare Solutions, Inc.* (Software)	10,780	160,299
Amazon.com, Inc.* (Internet)	2,695	842,564
Concur Technologies, Inc.* (Software)	2,090	230,945
Cornerstone OnDemand, Inc.* (Software)	3,025	155,606
DealerTrack Holdings, Inc.* (Internet)	3,520	150,797
Digital River, Inc.* (Internet)	4,730	84,525
E*TRADE Financial Corp.* (Diversified Financial Services)	12,925	213,263
EarthLink, Inc. (Internet)	16,610	82,220
eBay, Inc.* (Internet)	11,715	653,580
Ebix, Inc. (Software)	6,545	65,057
Equinix, Inc.* (Internet)	1,595	292,922
Expedia, Inc. (Internet)	4,510	233,573
Facebook, Inc. - Class A* (Internet)	15,125	759,880
Google, Inc. - Class A* (Internet)	1,210	1,059,850
Groupon, Inc.* (Internet)	18,040	202,228
IAC/InterActiveCorp (Internet)	3,795	207,473
j2 Global, Inc. (Computers)	3,080	152,521
Juniper Networks, Inc.* (Telecommunications)	14,575	289,459
LinkedIn Corp. - Class A* (Internet)	1,650	405,999
LivePerson, Inc.* (Computers)	8,470	79,957
Monster Worldwide, Inc.* (Commercial Services)	17,820	78,764
Netflix, Inc.* (Internet)	1,265	391,151
NETGEAR, Inc.* (Telecommunications)	4,015	123,903
NetSuite, Inc.* (Software)	1,705	184,038
OpenTable, Inc.* (Internet)	1,870	130,863
Priceline.com, Inc.* (Internet)	605	611,625
Rackspace Hosting, Inc.* (Internet)	4,675	246,653
Salesforce.com, Inc.* (Software)	9,130	473,938
Sapient Corp.* (Internet)	8,855	137,872
Sonus Networks, Inc.* (Telecommunications)	30,965	104,662
TD Ameritrade Holding Corp. (Diversified Financial Services)	9,075	237,584
Tibco Software, Inc.* (Internet)	7,975	204,080
TripAdvisor, Inc.* (Internet)	3,740	283,642
United Online, Inc. (Internet)	12,155	96,997
ValueClick, Inc.* (Internet)	5,995	124,996
VeriSign, Inc.* (Internet)	5,060	257,503
VirnetX Holding Corp.* (Internet)	5,060	103,224
Vocus, Inc.* (Internet)	5,555	51,717
Yahoo!, Inc.* (Internet)	15,730	521,607
TOTAL COMMON STOCKS (Cost $5,977,409)		10,983,261
TOTAL INVESTMENT SECURITIES (Cost $5,977,409) - 99.1%		10,983,261
Net other assets (liabilities) - 0.9%		101,278

NET ASSETS - 100.0%		$11,084,539

*	Non-income producing security

ProFund VP Internet invested in the following industries as of September 30, 2013:

	Value	% of Net Assets
Commercial Services	$78,764	0.7%
Computers	232,478	2.1%
Diversified Financial Services	450,846	4.1%
Internet	8,137,542	73.4%
Software	1,565,607	14.1%
Telecommunications	518,024	4.7%
Other**	101,278	0.9%
Total	$11,084,539	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Oil & Gas ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.9%)
Anadarko Petroleum Corp. (Oil & Gas)	16,728	$1,555,537
Apache Corp. (Oil & Gas)	13,530	1,151,944
Atwood Oceanics, Inc.* (Oil & Gas)	1,968	108,319
Baker Hughes, Inc. (Oil & Gas Services)	14,760	724,716
Berry Petroleum Co. - Class A (Oil & Gas)	1,722	74,270
Bristow Group, Inc. (Transportation)	1,230	89,495
Cabot Oil & Gas Corp. (Oil & Gas)	14,022	523,301
Cameron International Corp.* (Oil & Gas Services)	8,364	488,207
CARBO Ceramics, Inc. (Oil & Gas Services)	738	73,143
Chart Industries, Inc.* (Machinery - Diversified)	984	121,071
Cheniere Energy, Inc.* (Oil & Gas)	7,380	251,953
Chesapeake Energy Corp. (Oil & Gas)	16,974	439,287
Chevron Corp. (Oil & Gas)	64,698	7,860,806
Cimarex Energy Co. (Oil & Gas)	2,952	284,573
Cobalt International Energy, Inc.* (Oil & Gas)	9,840	244,622
Concho Resources, Inc.* (Oil & Gas)	3,444	374,742
ConocoPhillips (Oil & Gas)	41,082	2,855,609
Continental Resources, Inc.* (Oil & Gas)	1,476	158,316
Core Laboratories N.V. (Oil & Gas Services)	1,476	249,754
Denbury Resources, Inc.* (Oil & Gas)	12,546	230,972
Devon Energy Corp. (Oil & Gas)	12,792	738,866
Diamond Offshore Drilling, Inc. (Oil & Gas)	2,214	137,976
Dresser-Rand Group, Inc.* (Oil & Gas Services)	2,460	153,504
Dril-Quip, Inc.* (Oil & Gas Services)	1,476	169,371
Energen Corp. (Oil & Gas)	2,460	187,919
Energy XXI (Bermuda), Ltd. (Oil & Gas)	2,460	74,292
Ensco PLC - Class AADR (Oil & Gas)	7,872	423,120
EOG Resources, Inc. (Oil & Gas)	9,102	1,540,787
EQT Corp. (Oil & Gas)	5,166	458,328
EXCO Resources, Inc. (Oil & Gas)	4,428	29,845
Exterran Holdings, Inc.* (Oil & Gas Services)	1,968	54,258
Exxon Mobil Corp. (Oil & Gas)	147,600	12,699,503
First Solar, Inc.* (Semiconductors)	2,214	89,025
FMC Technologies, Inc.* (Oil & Gas Services)	7,872	436,266
Gulfport Energy Corp.* (Oil & Gas)	2,706	174,104
Halliburton Co. (Oil & Gas Services)	28,290	1,362,164
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	3,198	81,133
Helmerich & Payne, Inc. (Oil & Gas)	3,690	254,426
Hess Corp. (Oil & Gas)	9,594	742,000
HollyFrontier Corp. (Oil & Gas)	6,642	279,695
Kinder Morgan, Inc. (Pipelines)	22,632	805,020
Kodiak Oil & Gas Corp.* (Oil & Gas)	8,856	106,803
Marathon Oil Corp. (Oil & Gas)	23,862	832,307
Marathon Petroleum Corp. (Oil & Gas)	10,578	680,377
McDermott International, Inc.* (Engineering & Construction)	7,872	58,489
Murphy Oil Corp. (Oil & Gas)	5,904	356,129
Nabors Industries, Ltd. (Oil & Gas)	8,610	138,277
National Oilwell Varco, Inc. (Oil & Gas Services)	14,268	1,114,473
Newfield Exploration Co.* (Oil & Gas)	4,428	121,194
Noble Corp. (Oil & Gas)	8,610	325,200
Noble Energy, Inc. (Oil & Gas)	12,054	807,739
Oasis Petroleum, Inc.* (Oil & Gas)	2,952	145,032
Occidental Petroleum Corp. (Oil & Gas)	27,060	2,531,192
Oceaneering International, Inc. (Oil & Gas Services)	3,690	299,776
OGE Energy Corp. (Electric)	6,642	239,710
Oil States International, Inc.* (Oil & Gas Services)	1,968	203,609
Patterson-UTI Energy, Inc. (Oil & Gas)	4,920	105,190
Phillips 66 (Oil & Gas)	20,418	1,180,568
Pioneer Natural Resources Co. (Oil & Gas)	4,674	882,451
QEP Resources, Inc. (Oil & Gas)	5,904	163,482
Range Resources Corp. (Oil & Gas)	5,412	410,717
Rosetta Resources, Inc.* (Oil & Gas)	1,968	107,177
Rowan Cos. PLC - Class A* (Oil & Gas)	4,182	153,563
SandRidge Energy, Inc.* (Oil & Gas)	12,054	70,636
Schlumberger, Ltd. (Oil & Gas Services)	44,280	3,912,581
SEACOR Holdings, Inc. (Oil & Gas Services)	738	66,745
SemGroup Corp. - Class A (Pipelines)	1,476	84,162
SM Energy Co. (Oil & Gas)	2,214	170,899
Southwestern Energy Co.* (Oil & Gas)	11,808	429,575
Superior Energy Services, Inc.* (Oil & Gas Services)	5,412	135,516
Tesoro Petroleum Corp. (Oil & Gas)	4,428	194,743
The Williams Cos., Inc. (Pipelines)	22,878	831,844
Tidewater, Inc. (Transportation)	1,722	102,097
Transocean, Ltd. (Oil & Gas)	11,316	503,562
Ultra Petroleum Corp.* (Oil & Gas)	5,166	106,265
Unit Corp.* (Oil & Gas)	1,476	68,619
Valero Energy Corp. (Oil & Gas)	18,204	621,667
Weatherford International, Ltd.* (Oil & Gas Services)	25,830	395,974
Western Refining, Inc. (Oil & Gas)	1,722	51,729
Whiting Petroleum Corp.* (Oil & Gas)	3,936	235,570
WPX Energy, Inc.* (Oil & Gas)	6,642	127,925
TOTAL COMMON STOCKS (Cost $20,307,872)		57,825,803
TOTAL INVESTMENT SECURITIES (Cost $20,307,872) - 100.9%		57,825,803
Net other assets (liabilities) - (0.9)%		(496,522)

NET ASSETS - 100.0%		$57,329,281

*	Non-income producing security
ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

ProFund VP Oil & Gas invested in the following industries as of September 30, 2013:

	Value	% of Net Assets
Electric	$239,710	0.4%
Engineering & Construction	58,489	0.1%
Machinery - Diversified	121,071	0.2%
Oil & Gas	45,483,700	79.4%
Oil & Gas Services	9,921,190	17.3%
Pipelines	1,721,026	3.0%
Semiconductors	89,025	0.2%
Transportation	191,592	0.3%
Other**	(496,522)	(0.9)%
Total	$57,329,281	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Pharmaceuticals ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (68.8%)
Abbott Laboratories (Pharmaceuticals)	19,162	$635,987
Actavis, Inc.* (Pharmaceuticals)	2,144	308,736
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	268	22,970
Alkermes PLC* (Pharmaceuticals)	1,742	58,566
Allergan, Inc. (Pharmaceuticals)	3,618	327,248
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	2,278	41,915
Bristol-Myers Squibb Co. (Pharmaceuticals)	20,368	942,631
Eli Lilly & Co. (Pharmaceuticals)	12,194	613,724
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,474	66,979
Forest Laboratories, Inc.* (Pharmaceuticals)	2,948	126,145
Hospira, Inc.* (Healthcare - Products)	2,010	78,832
Impax Laboratories, Inc.* (Pharmaceuticals)	804	16,490
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	670	61,620
Johnson & Johnson (Pharmaceuticals)	34,840	3,020,279
Mallinckrodt PLC* (Pharmaceuticals)	670	29,540
Merck & Co., Inc. (Pharmaceuticals)	36,180	1,722,530
Mylan Laboratories, Inc.* (Pharmaceuticals)	4,690	179,017
Perrigo Co. (Pharmaceuticals)	1,206	148,796
Pfizer, Inc. (Pharmaceuticals)	81,874	2,350,603
Questcor Pharmaceuticals, Inc. (Pharmaceuticals)	670	38,860
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	804	53,772
Theravance, Inc.* (Pharmaceuticals)	804	32,876
ViroPharma, Inc.* (Pharmaceuticals)	804	31,597
VIVUS, Inc.* (Pharmaceuticals)	1,206	11,240
Zoetis, Inc. (Pharmaceuticals)	6,164	191,824
TOTAL COMMON STOCKS (Cost $6,626,051)		11,112,777
TOTAL INVESTMENT SECURITIES (Cost $6,626,051) - 68.8%		11,112,777
Net other assets (liabilities) - 31.2%		5,038,932

NET ASSETS - 100.0%		$16,151,709

*	Non-income producing security

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Pharmaceuticals Index	$5,029,396	$(604)

ProFund VP Pharmaceuticals invested in the following industries as of September 30, 2013:

	Value	% of Net Assets
Biotechnology	$64,885	0.4%
Healthcare - Products	78,832	0.5%
Pharmaceuticals	10,969,060	67.9%
Other**	5,038,932	31.2%
Total	$16,151,709	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Precious Metals ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (101.0%)
Repurchase Agreements with various counterparties, rates 0.01%-0.04%, dated 9/30/13, due 10/1/13, total to be received $40,216,022	$40,216,000	$40,216,000
TOTAL REPURCHASE AGREEMENTS (Cost $40,216,000)		40,216,000
TOTAL INVESTMENT SECURITIES (Cost $40,216,000) - 101.0%		40,216,000
Net other assets (liabilities) - (1.0)%		(412,339)

NET ASSETS - 100.0%		$39,803,661

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2013, the aggregate amount held in a segregated account was $8,477,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Precious Metals Index	$21,312,226	$(30,297)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Precious Metals Index	18,491,659	(24,709)
		$(55,006)

See accompanying notes to schedules of portfolio investments.

September 30, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Real Estate ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.3%)
Alexander & Baldwin, Inc.* (Real Estate)	1,526	$54,967
Alexandria Real Estate Equities, Inc. (REIT)	2,507	160,072
American Campus Communities, Inc. (REIT)	3,597	122,838
American Capital Agency Corp. (REIT)	13,625	307,516
American Realty Capital Properties, Inc. (REIT)	6,322	77,128
American Tower Corp. (REIT)	13,625	1,010,021
Annaly Mortgage Management, Inc. (REIT)	32,591	377,404
Apartment Investment and Management Co. - Class A (REIT)	5,014	140,091
ARMOUR Residential REIT, Inc. (REIT)	12,862	54,020
AvalonBay Communities, Inc. (REIT)	4,142	526,407
BioMed Realty Trust, Inc. (REIT)	6,649	123,605
Boston Properties, Inc. (REIT)	5,232	559,301
Brandywine Realty Trust (REIT)	5,341	70,394
BRE Properties, Inc. - Class A (REIT)	2,616	132,788
Camden Property Trust (REIT)	2,943	180,818
CBL & Associates Properties, Inc. (REIT)	5,886	112,423
CBRE Group, Inc. - Class A* (Real Estate)	9,483	219,342
Chimera Investment Corp. (REIT)	35,316	107,361
Cole Real Estate Investment, Inc. (REIT)	14,388	176,397
Colonial Properties Trust (REIT)	2,834	63,737
CommonWealth REIT (REIT)	3,816	83,603
Corporate Office Properties Trust (REIT)	3,052	70,501
Corrections Corp. of America (REIT)	3,924	135,574
CubeSmart (REIT)	4,360	77,782
CYS Investments, Inc. (REIT)	5,886	47,853
DCT Industrial Trust, Inc. (REIT)	10,791	77,587
DDR Corp. (REIT)	8,938	140,416
DiamondRock Hospitality Co. (REIT)	6,758	72,108
Digital Realty Trust, Inc. (REIT)	4,469	237,304
Douglas Emmett, Inc. (REIT)	4,469	104,887
Duke Realty Corp. (REIT)	11,227	173,345
DuPont Fabros Technology, Inc. (REIT)	2,180	56,179
EastGroup Properties, Inc. (REIT)	1,090	64,539
EPR Properties (REIT)	1,635	79,690
Equity Lifestyle Properties, Inc. (REIT)	2,725	93,113
Equity Residential (REIT)	11,554	618,948
Essex Property Trust, Inc. (REIT)	1,308	193,192
Extra Space Storage, Inc. (REIT)	3,597	164,563
Federal Realty Investment Trust (REIT)	2,289	232,219
Forest City Enterprises, Inc. - Class A* (Real Estate)	5,450	103,223
Franklin Street Properties Corp. (REIT)	2,943	37,494
General Growth Properties, Inc. (REIT)	19,075	367,957
Hatteras Financial Corp. (REIT)	3,379	63,221
HCP, Inc. (REIT)	15,696	642,750
Health Care REIT, Inc. (REIT)	9,810	611,948
Healthcare Realty Trust, Inc. (REIT)	3,270	75,570
Highwoods Properties, Inc. (REIT)	3,052	107,766
Home Properties, Inc. (REIT)	1,962	113,306
Hospitality Properties Trust (REIT)	4,796	135,727
Host Hotels & Resorts, Inc. (REIT)	25,833	456,469
Invesco Mortgage Capital, Inc. (REIT)	4,687	72,133
Jones Lang LaSalle, Inc. (Real Estate)	1,526	133,220
Kilroy Realty Corp. (REIT)	2,834	141,558
Kimco Realty Corp. (REIT)	14,061	283,751
LaSalle Hotel Properties (REIT)	3,270	93,260
Lexington Realty Trust (REIT)	6,649	74,668
Liberty Property Trust (REIT)	4,905	174,618
Mack-Cali Realty Corp. (REIT)	3,052	66,961
Medical Properties Trust, Inc. (REIT)	5,450	66,327
MFA Financial, Inc. (REIT)	12,426	92,574
Mid-America Apartment Communities, Inc. (REIT)	1,417	88,563
National Retail Properties, Inc. (REIT)	4,142	131,798
OMEGA Healthcare Investors, Inc. (REIT)	4,033	120,466
Piedmont Office Realty Trust, Inc. - Class A (REIT)	5,777	100,289
Plum Creek Timber Co., Inc. (REIT)	5,559	260,328
Post Properties, Inc. (REIT)	1,853	83,422
Potlatch Corp. (REIT)	1,417	56,227
Prologis, Inc. (REIT)	17,113	643,790
Public Storage, Inc. (REIT)	5,014	804,997
Rayonier, Inc. (REIT)	4,360	242,634
Realogy Holdings Corp.* (Real Estate)	5,014	215,702
Realty Income Corp. (REIT)	6,758	268,631
Redwood Trust, Inc. (REIT)	2,834	55,801
Regency Centers Corp. (REIT)	3,161	152,834
Retail Properties of America, Inc. (REIT)	6,213	85,429
RLJ Lodging Trust (REIT)	4,251	99,856
Ryman Hospitality Properties, Inc. (REIT)	1,744	60,185
Senior Housing Properties Trust (REIT)	6,431	150,100
Simon Property Group, Inc. (REIT)	10,682	1,583,392
SL Green Realty Corp. (REIT)	3,161	280,823
Sovran Self Storage, Inc. (REIT)	1,090	82,491
Spirit Realty Capital, Inc. (REIT)	12,099	111,069
St. Joe Co.* (Real Estate)	3,161	62,019
Starwood Property Trust, Inc. (REIT)	6,431	154,151
Sunstone Hotel Investors, Inc. (REIT)	5,559	70,822
Tanger Factory Outlet Centers, Inc. (REIT)	3,270	106,766
Taubman Centers, Inc. (REIT)	2,180	146,736
The Geo Group, Inc. (REIT)	2,507	83,358
The Howard Hughes Corp.* (Real Estate)	1,090	122,483
The Macerich Co. (REIT)	4,796	270,686
Two Harbors Investment Corp. (REIT)	12,535	121,715
UDR, Inc. (REIT)	8,611	204,081
Ventas, Inc. (REIT)	10,028	616,722
Vornado Realty Trust (REIT)	5,995	503,940
Washington REIT (REIT)	2,289	57,843
Weingarten Realty Investors (REIT)	3,815	111,894
Weyerhaeuser Co. (REIT)	20,056	574,203
WP Carey, Inc. (Real Estate)	1,962	126,941
TOTAL COMMON STOCKS (Cost $10,987,414)		20,227,721

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
TOTAL INVESTMENT SECURITIES (Cost $10,987,414) - 100.3%		$20,227,721
Net other assets (liabilities) - (0.3)%		(68,303)

NET ASSETS - 100.0%		$20,159,418

*                                         Non-income producing security

ProFund VP Real Estate invested in the following industries as of September 30, 2013:

	Value	% of Net Assets
Real Estate	$1,037,897	5.1%
REIT	19,189,824	95.2%
Other**	(68,303)	(0.3)%
Total	$20,159,418	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT         Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

September 30, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Semiconductor ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (84.1%)
Advanced Micro Devices, Inc.* (Semiconductors)	2,028	$7,706
Altera Corp. (Semiconductors)	1,053	39,129
Analog Devices, Inc. (Semiconductors)	1,053	49,544
Applied Materials, Inc. (Semiconductors)	4,017	70,458
Atmel Corp.* (Semiconductors)	1,443	10,736
Avago Technologies, Ltd. (Semiconductors)	819	35,315
Broadcom Corp. - Class A (Semiconductors)	1,833	47,676
Cavium, Inc.* (Semiconductors)	156	6,427
Cirrus Logic, Inc.* (Semiconductors)	195	4,423
Cree, Inc.* (Semiconductors)	390	23,474
Cypress Semiconductor Corp. (Semiconductors)	468	4,371
Fairchild Semiconductor International, Inc.* (Semiconductors)	429	5,959
Hittite Microwave Corp.* (Semiconductors)	117	7,646
Integrated Device Technology, Inc.* (Semiconductors)	468	4,409
Intel Corp. (Semiconductors)	16,653	381,688
InterDigital, Inc. (Telecommunications)	156	5,824
International Rectifier Corp.* (Semiconductors)	234	5,796
KLA-Tencor Corp. (Semiconductors)	546	33,224
Lam Research Corp.* (Semiconductors)	546	27,950
Linear Technology Corp. (Semiconductors)	780	30,935
LSI Logic Corp. (Semiconductors)	1,833	14,334
Marvell Technology Group, Ltd. (Semiconductors)	1,365	15,698
Maxim Integrated Products, Inc. (Semiconductors)	975	29,055
Microchip Technology, Inc. (Semiconductors)	663	26,712
Micron Technology, Inc.* (Semiconductors)	3,471	60,638
Microsemi Corp.* (Semiconductors)	312	7,566
NVIDIA Corp. (Semiconductors)	1,950	30,342
ON Semiconductor Corp.* (Semiconductors)	1,521	11,103
PMC-Sierra, Inc.* (Semiconductors)	702	4,647
RF Micro Devices, Inc.* (Telecommunications)	936	5,279
SanDisk Corp. (Computers)	819	48,738
Semtech Corp.* (Semiconductors)	234	7,018
Silicon Laboratories, Inc.* (Semiconductors)	117	4,997
Skyworks Solutions, Inc.* (Semiconductors)	624	15,500
SunEdison, Inc.* (Semiconductors)	819	6,527
Synaptics, Inc.* (Computers)	117	5,181
Teradyne, Inc.* (Semiconductors)	624	10,308
Texas Instruments, Inc. (Semiconductors)	3,666	147,631
Xilinx, Inc. (Semiconductors)	897	42,033
TOTAL COMMON STOCKS (Cost $681,993)		1,295,997
TOTAL INVESTMENT SECURITIES (Cost $681,993) - 84.1%		1,295,997
Net other assets (liabilities) - 15.9%		245,085

NET ASSETS - 100.0%		$1,541,082

*                                         Non-income producing security

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Semiconductors Index	$249,970	$(30)

ProFund VP Semiconductor invested in the following industries as of September 30, 2013:

	Value	% of Net Assets
Computers	$53,919	3.5%
Semiconductors	1,230,975	79.9%
Telecommunications	11,103	0.7%
Other**	245,085	15.9%
Total	$1,541,082	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Technology ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.6%)
3D Systems Corp.* (Computers)	404	$21,812
ACI Worldwide, Inc.* (Software)	202	10,920
Adobe Systems, Inc.* (Software)	2,222	115,411
ADTRAN, Inc. (Telecommunications)	202	5,381
Advanced Micro Devices, Inc.* (Semiconductors)	2,828	10,746
Akamai Technologies, Inc.* (Software)	808	41,774
Allscripts Healthcare Solutions, Inc.* (Software)	808	12,015
Altera Corp. (Semiconductors)	1,414	52,544
Amdocs, Ltd. (Telecommunications)	808	29,605
Analog Devices, Inc. (Semiconductors)	1,414	66,529
ANSYS, Inc.* (Software)	404	34,954
AOL, Inc. (Internet)	404	13,970
Apple Computer, Inc. (Computers)	4,040	1,926,070
Applied Materials, Inc. (Semiconductors)	5,454	95,663
ARRIS Group, Inc.* (Telecommunications)	606	10,338
Aruba Networks, Inc.* (Telecommunications)	606	10,084
Aspen Technology, Inc.* (Software)	404	13,958
athenahealth, Inc.* (Software)	202	21,929
Atmel Corp.* (Semiconductors)	2,020	15,029
Autodesk, Inc.* (Software)	1,010	41,582
Avago Technologies, Ltd. (Semiconductors)	1,212	52,261
Broadcom Corp. - Class A (Semiconductors)	2,424	63,048
Brocade Communications Systems, Inc.* (Computers)	2,020	16,261
CA, Inc. (Software)	1,414	41,953
CACI International, Inc. - Class A* (Computers)	202	13,960
Cadence Design Systems, Inc.* (Computers)	1,212	16,362
Cavium, Inc.* (Semiconductors)	202	8,322
Cerner Corp.* (Software)	1,414	74,306
Ciena Corp.* (Telecommunications)	404	10,092
Cirrus Logic, Inc.* (Semiconductors)	202	4,581
Cisco Systems, Inc. (Telecommunications)	24,442	572,431
Citrix Systems, Inc.* (Software)	808	57,053
Cognizant Technology Solutions Corp.* (Computers)	1,414	116,118
CommVault Systems, Inc.* (Software)	202	17,742
Computer Sciences Corp. (Computers)	606	31,354
Compuware Corp. (Software)	1,010	11,312
Concur Technologies, Inc.* (Software)	202	22,321
Corning, Inc. (Telecommunications)	6,666	97,257
Cree, Inc.* (Semiconductors)	606	36,475
Cypress Semiconductor Corp. (Semiconductors)	606	5,660
Dell, Inc. (Computers)	6,666	91,791
Diebold, Inc. (Computers)	202	5,931
DST Systems, Inc. (Computers)	202	15,233
Electronics for Imaging, Inc.* (Computers)	202	6,399
EMC Corp. (Computers)	9,494	242,667
Equinix, Inc.* (Internet)	202	37,097
F5 Networks, Inc.* (Internet)	404	34,647
Facebook, Inc. - Class A* (Internet)	7,474	375,494
Fair Isaac Corp. (Software)	202	11,167
Fairchild Semiconductor International, Inc.* (Semiconductors)	606	8,417
Finisar Corp.* (Telecommunications)	404	9,143
Fortinet, Inc.* (Computers)	606	12,278
Garmin, Ltd. (Electronics)	606	27,385
Gartner Group, Inc.* (Commercial Services)	404	24,240
Google, Inc. - Class A* (Internet)	1,212	1,061,602
Guidewire Software, Inc.* (Software)	202	9,516
Harris Corp. (Telecommunications)	404	23,957
Hewlett-Packard Co. (Computers)	8,686	182,232
Hittite Microwave Corp.* (Semiconductors)	202	13,201
IAC/InterActiveCorp (Internet)	404	22,087
Informatica Corp.* (Software)	404	15,744
Ingram Micro, Inc. - Class A* (Distribution/Wholesale)	606	13,968
Integrated Device Technology, Inc.* (Semiconductors)	606	5,709
Intel Corp. (Semiconductors)	22,624	518,542
InterDigital, Inc. (Telecommunications)	202	7,541
International Business Machines Corp. (Computers)	4,646	860,346
International Rectifier Corp.* (Semiconductors)	404	10,007
Intuit, Inc. (Software)	1,414	93,762
j2 Global, Inc. (Computers)	202	10,003
JDS Uniphase Corp.* (Telecommunications)	1,010	14,857
Juniper Networks, Inc.* (Telecommunications)	2,222	44,129
KLA-Tencor Corp. (Semiconductors)	808	49,167
Lam Research Corp.* (Semiconductors)	808	41,362
Leidos Holdings, Inc. (Commercial Services)	405	18,413
Lexmark International, Inc. - Class A (Computers)	202	6,666
Linear Technology Corp. (Semiconductors)	1,010	40,057
LSI Logic Corp. (Semiconductors)	2,424	18,956
Marvell Technology Group, Ltd. (Semiconductors)	1,818	20,907
Maxim Integrated Products, Inc. (Semiconductors)	1,414	42,137
Medidata Solutions, Inc.* (Software)	202	19,984
Mentor Graphics Corp. (Computers)	404	9,441
Microchip Technology, Inc. (Semiconductors)	808	32,554
Micron Technology, Inc.* (Semiconductors)	4,646	81,166
Micros Systems, Inc.* (Computers)	404	20,176
Microsemi Corp.* (Semiconductors)	404	9,797
Microsoft Corp. (Software)	34,542	1,150,594
Motorola Solutions, Inc. (Telecommunications)	1,010	59,973
NCR Corp.* (Computers)	808	32,005
NetApp, Inc. (Computers)	1,616	68,874

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
NetSuite, Inc.* (Software)	202	$21,804
Nuance Communications, Inc.* (Software)	1,212	22,658
NVIDIA Corp. (Semiconductors)	2,626	40,861
ON Semiconductor Corp.* (Semiconductors)	2,020	14,746
Oracle Corp. (Software)	16,160	536,027
Palo Alto Networks, Inc.* (Telecommunications)	202	9,256
Pandora Media, Inc.* (Internet)	606	15,229
Pitney Bowes, Inc. (Office/Business Equipment)	1,010	18,372
Plantronics, Inc. (Telecommunications)	202	9,302
PMC-Sierra, Inc.* (Semiconductors)	1,010	6,686
Polycom, Inc.* (Telecommunications)	808	8,823
Progress Software Corp.* (Software)	202	5,228
PTC, Inc.* (Software)	606	17,229
QLIK Technologies, Inc.* (Software)	404	13,833
Qualcomm, Inc. (Semiconductors)	7,878	530,661
Rackspace Hosting, Inc.* (Internet)	606	31,973
Red Hat, Inc.* (Software)	808	37,281
RF Micro Devices, Inc.* (Telecommunications)	1,212	6,836
Riverbed Technology, Inc.* (Computers)	808	11,789
Rovi Corp.* (Semiconductors)	404	7,745
Salesforce.com, Inc.* (Software)	2,424	125,830
SanDisk Corp. (Computers)	1,010	60,105
Science Applications International Corp.* (Commercial Services)	202	6,818
Seagate Technology PLC (Computers)	1,414	61,848
Semtech Corp.* (Semiconductors)	404	12,116
Servicenow, Inc.* (Software)	404	20,988
Silicon Laboratories, Inc.* (Semiconductors)	202	8,627
Skyworks Solutions, Inc.* (Semiconductors)	808	20,071
Solarwinds, Inc.* (Software)	202	7,082
Solera Holdings, Inc. (Software)	404	21,359
Sourcefire, Inc.* (Internet)	202	15,336
Splunk, Inc.* (Internet)	404	24,256
SS&C Technologies Holdings, Inc.* (Software)	202	7,696
SunEdison, Inc.* (Semiconductors)	1,010	8,050
Symantec Corp. (Internet)	3,232	79,992
Synaptics, Inc.* (Computers)	202	8,945
Synopsys, Inc.* (Computers)	606	22,846
Tech Data Corp.* (Electronics)	202	10,082
Teradata Corp.* (Computers)	808	44,796
Teradyne, Inc.* (Semiconductors)	808	13,348
Texas Instruments, Inc. (Semiconductors)	5,050	203,364
The Ultimate Software Group, Inc.* (Software)	202	29,775
Tibco Software, Inc.* (Internet)	606	15,508
Tyler Technologies, Inc.* (Software)	202	17,669
Vantiv, Inc.* (Commercial Services)	404	11,287
VeriFone Systems, Inc.* (Software)	404	9,235
VeriSign, Inc.* (Internet)	606	30,839
ViaSat, Inc.* (Telecommunications)	202	12,878
VMware, Inc. - Class A* (Software)	404	32,684
Western Digital Corp. (Computers)	1,010	64,034
Workday, Inc.* (Software)	202	16,348
Xerox Corp. (Office/Business Equipment)	5,252	54,043
Xilinx, Inc. (Semiconductors)	1,212	56,794
Yahoo!, Inc.* (Internet)	4,242	140,665
TOTAL COMMON STOCKS (Cost $4,458,555)		11,992,157

	Principal Amount	Value
Repurchase Agreements(a) (0.2%)
Repurchase Agreements with various counterparties, rates 0.02%, dated 9/30/13, due 10/1/13, total to be received $21,000	$21,000	$21,000
TOTAL REPURCHASE AGREEMENTS (Cost $21,000)		21,000
TOTAL INVESTMENT SECURITIES (Cost $4,479,555) - 99.8%		12,013,157
Net other assets (liabilities) - 0.2%		20,257

NET ASSETS - 100.0%		$12,033,414

*                                         Non-income producing security

(a)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Technology invested in the following industries as of September 30, 2013:

	Value	% of Net Assets
Commercial Services	$60,758	0.5%
Computers	3,980,341	33.1%
Distribution/Wholesale	13,968	0.1%
Electronics	37,467	0.3%
Internet	1,898,695	15.8%
Office/Business Equipment	72,415	0.6%
Semiconductors	2,225,907	18.5%
Software	2,760,722	22.9%
Telecommunications	941,884	7.8%
Other**	41,257	0.4%
Total	$12,033,414	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Telecommunications ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (54.6%)
AT&T, Inc. (Telecommunications)	72,369	$2,447,520
CenturyLink, Inc. (Telecommunications)	8,109	254,460
Crown Castle International Corp.* (Telecommunications)	3,978	290,513
Frontier Communications Corp. (Telecommunications)	13,617	56,783
Level 3 Communications, Inc.* (Telecommunications)	2,142	57,170
NII Holdings, Inc. - Class B* (Telecommunications)	2,295	13,931
SBA Communications Corp. - Class A* (Telecommunications)	1,683	135,414
Sprint Corp.* (Telecommunications)	11,781	73,160
Telephone & Data Systems, Inc. (Telecommunications)	1,377	40,690
T-Mobile U.S., Inc.* (Telecommunications)	2,448	63,575
tw telecom, Inc.* (Telecommunications)	1,989	59,401
Verizon Communications, Inc. (Telecommunications)	39,015	1,820,440
Windstream Holdings, Inc. (Telecommunications)	8,109	64,872
TOTAL COMMON STOCKS (Cost $3,278,901)		5,377,929
TOTAL INVESTMENT SECURITIES (Cost $3,278,901) - 54.6%		5,377,929
Net other assets (liabilities) - 45.4%		4,463,138
NET ASSETS - 100.0%		$9,841,067

*                                         Non-income producing security

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Telecommunications Index	$4,439,467	$(533)

ProFund VP Telecommunications invested in the following industries as of September 30, 2013:

	Value	% of Net Assets
Telecommunications	$5,377,929	54.6%
Other**	4,463,138	45.4%
Total	$9,841,067	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Utilities ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value

Common Stocks (99.9%)
AGL Resources, Inc. (Gas)	6,710	$308,861
ALLETE, Inc. (Electric)	2,135	103,121
Alliant Energy Corp. (Electric)	6,100	302,255
Ameren Corp. (Electric)	13,420	467,553
American Electric Power, Inc. (Electric)	27,145	1,176,736
American Water Works Co., Inc. (Water)	9,760	402,893
Aqua America, Inc. (Water)	9,760	241,365
Atmos Energy Corp. (Gas)	4,880	207,839
Avista Corp. (Electric)	3,355	88,572
Black Hills Corp. (Electric)	2,440	121,658
Calpine Corp.* (Electric)	20,130	391,126
CenterPoint Energy, Inc. (Gas)	23,790	570,246
Cleco Corp. (Electric)	3,355	150,438
CMS Energy Corp. (Electric)	14,640	385,325
Consolidated Edison, Inc. (Electric)	16,165	891,338
Dominion Resources, Inc. (Electric)	32,025	2,000,921
DTE Energy Co. (Electric)	9,760	643,965
Duke Energy Corp. (Electric)	39,040	2,607,091
Dynegy, Inc.* (Electric)	5,490	106,067
Edison International (Electric)	17,995	828,850
El Paso Electric Co. (Electric)	2,135	71,309
Entergy Corp. (Electric)	9,760	616,734
Exelon Corp. (Electric)	47,580	1,410,271
FirstEnergy Corp. (Electric)	23,180	844,911
Great Plains Energy, Inc. (Electric)	8,540	189,588
Hawaiian Electric Industries, Inc. (Electric)	5,490	137,799
IDACORP, Inc. (Electric)	2,745	132,858
Integrys Energy Group, Inc. (Electric)	4,270	238,650
ITC Holdings Corp. (Electric)	3,050	286,273
National Fuel Gas Co. (Electric)	4,575	314,577
New Jersey Resources Corp. (Gas)	2,440	107,482
NextEra Energy, Inc. (Electric)	19,825	1,589,172
NiSource, Inc. (Gas)	17,385	537,023
Northeast Utilities System (Electric)	17,385	717,131
Northwest Natural Gas Co. (Gas)	1,525	64,020
NorthWestern Corp. (Electric)	2,135	95,904
NRG Energy, Inc. (Electric)	17,995	491,803
NV Energy, Inc. (Electric)	13,115	309,645
ONEOK, Inc. (Pipelines)	11,285	601,716
Pepco Holdings, Inc. (Electric)	13,725	253,364
PG&E Corp. (Electric)	24,705	1,010,929
Piedmont Natural Gas Co., Inc. (Gas)	4,270	140,398
Pinnacle West Capital Corp. (Electric)	6,100	333,914
PNM Resources, Inc. (Electric)	4,270	96,630
Portland General Electric Co. (Electric)	4,270	120,542
PPL Corp. (Electric)	35,075	1,065,579
Public Service Enterprise Group, Inc. (Electric)	28,060	924,016
Questar Corp. (Gas)	9,760	219,502
SCANA Corp. (Electric)	7,625	351,055
Sempra Energy (Gas)	12,505	1,070,428
South Jersey Industries, Inc. (Gas)	1,830	107,201
Southern Co. (Electric)	48,495	1,997,024
Southwest Gas Corp. (Gas)	2,440	122,000
Spectra Energy Corp. (Pipelines)	37,210	1,273,698
TECO Energy, Inc. (Electric)	11,285	186,654
The AES Corp. (Electric)	34,160	453,986
UGI Corp. (Gas)	6,405	250,628
UIL Holdings Corp. (Electric)	2,745	102,059
UNS Energy Corp. (Electric)	2,440	113,753
Vectren Corp. (Gas)	4,575	152,576
Westar Energy, Inc. (Electric)	7,015	215,010
WGL Holdings, Inc. (Gas)	2,745	117,239
Wisconsin Energy Corp. (Electric)	12,505	504,952
Xcel Energy, Inc. (Electric)	27,450	757,895
TOTAL COMMON STOCKS (Cost $16,417,381)		32,694,118
TOTAL INVESTMENT SECURITIES (Cost $16,417,381) - 99.9%		32,694,118
Net other assets (liabilities) - 0.1%		18,409

NET ASSETS - 100.0%		$32,712,527

*                                         Non-income producing security

ProFund VP Utilities invested in the following industries as of September 30, 2013:

	Value	% of Net Assets
Electric	$26,199,002	80.0%
Gas	3,975,443	12.2%
Pipelines	1,875,415	5.7%
Water	644,258	2.0%
Other**	18,409	0.1%
Total	$32,712,527	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2013  ::  Schedule of Portfolio Investments :: ProFund VP U.S. Government Plus ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value

U.S. Treasury Obligation (46.4%)
U.S. Treasury Bond, 3.625%, 8/15/43	$13,840,000	$13,681,056
TOTAL U.S. TREASURY OBLIGATION (Cost $13,640,943)		13,681,056

Repurchase Agreements(a)(b) (57.4%)

Repurchase Agreements with various counterparties, rates 0.01%-0.04%, dated 9/30/13, due 10/1/13, total to be received $16,914,009	$16,914,000	$16,914,000
TOTAL REPURCHASE AGREEMENTS (Cost $16,914,000)		16,914,000
TOTAL INVESTMENT SECURITIES (Cost $30,554,943) - 103.8%		30,595,056
Net other assets (liabilities) - (3.8)%		(1,119,098)

NET ASSETS - 100.0%		$29,475,958

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2013, the aggregate amount held in a segregated account was $880,000.

(b)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Swap Agreement with Citibank North America, based on the 30-Year U.S.Treasury Bond, 3.625% due 8/15/43	$12,850,703	$414,768
Swap Agreement with Credit Suisse International, based on the 30-Year U.S. Treasury Bond, 3.625% due 8/15/43	10,181,711	332,312
		$747,080

See accompanying notes to schedules of portfolio investments.

September 30, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Rising Rates Opportunity ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (101.8%)
Repurchase Agreements with various counterparties, rates 0.01%-0.04%, dated 9/30/13, due 10/1/13, total to be received $32,174,017	$32,174,000	$32,174,000
TOTAL REPURCHASE AGREEMENTS (Cost $32,174,000)		32,174,000
TOTAL INVESTMENT SECURITIES (Cost $32,174,000) - 101.8%		32,174,000
Net other assets (liabilities) - (1.8)%		(565,153)

NET ASSETS - 100.0%		$31,608,847

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2013, the aggregate amount held in a segregated account was $2,155,000.

(b)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 3.625% due 8/15/43	$(36,377,375)	$(1,410,749)
Swap Agreement with Credit Suisse International, based on the 30-Year U.S. Treasury Bond, 3.625% due 8/15/43	(3,163,250)	(103,618)
		$(1,514,367)

See accompanying notes to schedules of portfolio investments.

September 30, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Falling U.S. Dollar ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (69.2%)
Repurchase Agreements with various counterparties, rates 0.01%-0.04%, dated 9/30/13, due 10/1/13, total to be received $1,277,001	$1,277,000	$1,277,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,277,000)		1,277,000
TOTAL INVESTMENT SECURITIES (Cost $1,277,000) - 69.2%		1,277,000
Net other assets (liabilities) - 30.8%		568,751

NET ASSETS - 100.0%		$1,845,751

(a)                                 A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. At September 30, 2013, the aggregate amount held in a segregated account was $67,000.

(b)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

At September 30, 2013, the ProFund VP Falling U.S. Dollar’s forward currency contracts with Goldman Sachs International, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British Pound Sterling vs. U.S. Dollar	10/4/13	3,878	$6,061	$6,277	$(216)
Canadian Dollar vs. U.S. Dollar	10/4/13	1,741	1,658	1,690	(32)
Euro vs. U.S. Dollar	10/4/13	9,635	12,730	13,033	(303)
Japanese Yen vs. U.S. Dollar	10/4/13	273,678	2,747	2,785	(38)
Swedish Krona vs. U.S. Dollar	10/4/13	7,959	1,206	1,239	(33)
Swiss Franc vs. U.S. Dollar	10/4/13	710	759	785	(26)
Total Short Contracts			$25,161	$25,809	$(648)

Long:
British Pound Sterling vs. U.S. Dollar	10/4/13	42,565	$66,392	$68,898	$2,506
Canadian Dollar vs. U.S. Dollar	10/4/13	53,228	50,665	51,678	1,013
Euro vs. U.S. Dollar	10/4/13	224,311	295,467	303,429	7,962
Japanese Yen vs. U.S. Dollar	10/4/13	8,460,843	84,950	86,091	1,141
Swedish Krona vs. U.S. Dollar	10/4/13	68,889	10,400	10,722	322
Swiss Franc vs. U.S. Dollar	10/4/13	14,954	15,956	16,541	585
Total Long Contracts			$523,830	$537,359	$13,529

At September 30, 2013, the ProFund VP Falling U.S. Dollar’s forward currency contracts with UBS AG, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Long:
British Pound Sterling vs. U.S. Dollar	10/4/13	97,380	154,260	157,623	3,363
Canadian Dollar vs. U.S. Dollar	10/4/13	121,994	117,326	118,440	1,114
Euro vs. U.S. Dollar	10/4/13	573,404	763,652	775,653	12,001
Japanese Yen vs. U.S. Dollar	10/4/13	16,555,179	167,432	168,453	1,021
Swedish Krona vs. U.S. Dollar	10/4/13	438,545	66,853	68,261	1,408
Swiss Franc vs. U.S. Dollar	10/4/13	46,017	49,760	50,900	1,140
Total Long Contracts			$1,319,283	$1,339,330	$20,047

See accompanying notes to schedules of portfolio investments.

September 30, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Money Market ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a) (121.3%)
Repurchase Agreements with various counterparties, rates 0.01%-0.04%, dated 9/30/13, due 10/1/13, total to be received $212,439,114	$212,439,000	$212,439,000
TOTAL REPURCHASE AGREEMENTS (Cost $212,439,000)		212,439,000
TOTAL INVESTMENT SECURITIES (Cost $212,439,000) - 121.3%		212,439,000
Net other assets (liabilities) - (21.3)%		(37,373,219)

NET ASSETS - 100.0%		$175,065,781

(a)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

: :  Notes to Schedules of Portfolio Investments  : :  September 30, 2013  (unaudited)

1. Organization

ProFunds (the “Trust”) consists of 112 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying schedules of portfolio investments relate to the series of the Trust included in this form (collectively, the “ProFunds VP” and individually, a “ProFund VP”). The ProFunds VP, excluding ProFund VP Money Market, are referred to as the “non-money market ProFunds VP.” Each non-money market ProFund VP, other than ProFund VP Large-Cap Value, ProFund VP Large-Cap Growth, ProFund VP Mid-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Europe 30, ProFund VP Consumer Services, ProFund VP Industrials, ProFund VP Real Estate and ProFund VP Utilities, is classified as non-diversified under the 1940 Act. Each ProFund VP has one class of shares.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its schedule of portfolio investments. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of schedules of portfolio investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Repurchase Agreements

Each ProFund VP may enter into repurchase agreements with financial institutions. Repurchase agreements are primarily used by the ProFunds VP as short-term investments for cash positions. Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds VP follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major, global financial institutions. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds VP will be monitored by ProFund Advisors LLC (the “Advisor”). In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within both the Trust and Access One Trust (an affiliated trust) invest in repurchase agreements jointly. Each ProFund VP, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund VP. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement. During the periods of high demand for repurchase agreements, the ProFunds VP may be unable to invest available cash in these instruments to the extent desired by the Advisor.

As of September 30, 2013, the ProFunds VP had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

	Credit Suisse Securities (USA), LLC,	Deutsche Bank Securities, Inc.,	HSBC Securities (USA), Inc.,	Merrill Lynch, Pierce, Fenner & Smith, Inc.,	UMB Bank N.A.,	RBC Capital Markets, LLC,
	0.01%	0.04%	0.02%	0.02%	0.02%	0.02%
Fund	dated 9/30/13,	dated 9/30/13,	dated 9/30/13,	dated 9/30/13,	dated 9/30/13,	dated 9/30/13,
Name	due 10/1/13(1)	due 10/1/13(2)	due 10/1/13(3)	due 10/1/13(4)	due 10/1/13(5)	due 10/1/13(6)

ProFund VP Bull	$2,226,000	$2,226,000	$37,288,000	$11,136,000	$21,009,000	$4,453,000
ProFund VP Mid-Cap	576,000	576,000	9,664,000	2,886,000	5,452,000	1,154,000

September 30, 2013  (unaudited)           : :  Notes to Schedules of Portfolio Investments  : :

	Credit Suisse Securities (USA), LLC,	Deutsche Bank Securities, Inc.,	HSBC Securities (USA), Inc.,	Merrill Lynch, Pierce, Fenner & Smith, Inc.,	UMB Bank N.A.,	RBC Capital Markets, LLC,
	0.01%	0.04%	0.02%	0.02%	0.02%	0.02%
Fund	dated 9/30/13,	dated 9/30/13,	dated 9/30/13,	dated 9/30/13,	dated 9/30/13,	dated 9/30/13,
Name	due 10/1/13(1)	due 10/1/13(2)	due 10/1/13(3)	due 10/1/13(4)	due 10/1/13(5)	due 10/1/13(6)

ProFund VP Small-Cap	$352,000	$352,000	$5,929,000	$1,770,000	$3,349,000	$707,000
ProFund VP Dow 30	51,000	51,000	879,000	262,000	503,000	104,000
ProFund VP NASDAQ-100	893,000	893,000	14,986,000	4,476,000	8,449,000	1,789,000
ProFund VP Large-Cap Growth	5,000	5,000	92,000	27,000	54,000	11,000
ProFund VP Mid-Cap Value	3,000	3,000	60,000	18,000	37,000	7,000
ProFund VP Small-Cap Growth	1,000	1,000	25,000	7,000	16,000	3,000
ProFund VP Asia 30	5,000	5,000	88,000	26,000	51,000	10,000
ProFund VP Europe 30	3,000	3,000	61,000	18,000	37,000	7,000
ProFund VP International	293,000	293,000	4,934,000	1,473,000	2,790,000	588,000
ProFund VP Emerging Markets	47,000	47,000	803,000	239,000	459,000	95,000
ProFund VP Japan	429,000	429,000	7,185,000	2,146,000	4,048,000	858,000
ProFund VP UltraBull	303,000	303,000	5,088,000	1,518,000	2,874,000	607,000
ProFund VP UltraMid-Cap	221,000	221,000	3,717,000	1,110,000	2,101,000	443,000
ProFund VP UltraSmall-Cap	396,000	396,000	6,660,000	1,987,000	3,765,000	794,000
ProFund VP UltraNASDAQ-100	536,000	536,000	9,003,000	2,687,000	5,084,000	1,074,000
ProFund VP Bear	583,000	583,000	9,780,000	2,921,000	5,518,000	1,167,000
ProFund VP Short Mid-Cap	23,000	23,000	393,000	117,000	228,000	46,000
ProFund VP Short Small-Cap	123,000	123,000	2,079,000	620,000	1,178,000	247,000
ProFund VP Short Dow 30	—	—	28,000	7,000	25,000	2,000
ProFund VP Short NASDAQ-100	155,000	155,000	2,633,000	785,000	1,496,000	313,000
ProFund VP Short International	44,000	44,000	767,000	228,000	442,000	90,000
ProFund VP Short Emerging Markets	69,000	69,000	1,175,000	350,000	671,000	139,000
ProFund VP UltraShort Dow 30	3,000	3,000	79,000	22,000	54,000	8,000
ProFund VP UltraShort NASDAQ-100	15,000	15,000	280,000	83,000	168,000	32,000
ProFund VP Basic Materials	1,000	1,000	24,000	7,000	17,000	2,000
ProFund VP Biotechnology	10,000	10,000	168,000	50,000	97,000	20,000
ProFund VP Consumer Goods	3,000	3,000	59,000	17,000	36,000	7,000
ProFund VP Consumer Services	6,000	6,000	111,000	33,000	66,000	13,000
ProFund VP Precious Metals	1,142,000	1,142,000	19,141,000	5,716,000	10,790,000	2,285,000
ProFund VP Technology	—	—	9,000	2,000	9,000	1,000
ProFund VP U.S. Government Plus	479,000	479,000	8,049,000	2,403,000	4,544,000	960,000
ProFund VP Rising Rates Opportunity	913,000	913,000	15,313,000	4,572,000	8,634,000	1,829,000
ProFund VP Falling U.S. Dollar	35,000	35,000	606,000	180,000	350,000	71,000
ProFund VP Money Market	6,040,000	6,040,000	101,119,000	30,202,000	56,957,000	12,081,000

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities as of September 30, 2013 as follows:

(1)

U.S. Treasury Notes, 1.50%, due 06/30/16, U.S. Treasury Strips, effective yield or interest rate in effect at September 30, 2013, 0.036% to 3.217%, due 8/15/14 to 2/15/26, which had an aggregate value of $16,307,499.

(2)

Federal Home Loan Mortgage Corp., 1.375%, due 2/25/14, U.S. Treasury Strips, effective yield or interest rate in effect at September 30, 2013, 3.217%, due 2/15/26, which had an aggregate value of $16,353,233.

(3)	U.S. Treasury Strips, effective yield or interest rate in effect at September 30, 2013, 0.036% to 3.944%, due 8/15/14 to 2/15/43, which had an aggregate value of $273,644,579.
(4)	U.S. Treasury Notes, 1.375% due 9/30/18, total value $81,707,486.
(5)

Federal Home Loan Banks, 0.98% to 2.75%, due 11/22/13 to 6/4/18, Federal Home Loan Mortgage Corp., 1.00% to 2.00%, due 2/25/14 to 10/17/17, Federal National Mortgage Association, 0.45% to 1.85%, due 11/18/13 to 12/26/18, Federal Farm Credit Bank, 1.05%, due 3/28/16, U.S. Treasury Notes, 0.50% to 0.875% due 2/28/17 to 7/31/17, which had an aggregate value of $154,417,216.

(6)	U.S. Treasury Strips, effective yield or interest rate in effect at September 30, 2013, 3.217% to 3.60%, due 2/15/26 to 5/15/30, which had an aggregate value of $32,660,004.

Depositary Receipts

Certain non-money market ProFunds VP may invest in American Depositary Receipts (“ADRs”), New York Shares (“NYSs”) and Global Depositary Receipts (“GDRs”). For many foreign securities, U.S. Dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter (“OTC”), are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a bank or trust company.  ADRs are an alternative to purchasing the underlying securities in their national

  : :  Notes to Schedules of Portfolio Investments  : :  September 30, 2013  (unaudited)

markets and currencies. NYSs are foreign stocks denominated in U.S. dollars that trade on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

Real Estate Investment Trusts

Certain non-money market ProFunds VP may invest in real estate investment trusts (“REITS”) which report information on the source of their distributions annually. REITS are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and the possibility of failing to maintain exempt status under the 1940 Act. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund VP’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, forward currency contracts and swap agreements, that a ProFund VP should hold to approximate the daily performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held as of  September 30, 2013, gained exposure or inverse exposure to each ProFund VP’s benchmark (e.g., index, etc.) to meet its investment objective.

Each non-money market ProFund VP, other than the Classic ProFunds VP, the Sector ProFunds VP and the ProFund VP Falling U.S. Dollar, does not seek to achieve its investment objective over a period of time greater than a single day.

In connection with its management of the Trust, the Advisor is exempt from registration as a commodity pool operator under the Commodity Exchange Act (the “CEA”). However, on December 5, 2012, the Advisor registered as a commodity trading advisor (a “CTA”) under the CEA as a result of its role as subadvisor to funds outside of the Trust. Therefore, the Advisor (but not the Trust or the Funds) is subject to certain regulatory requirements of the CEA. During the reporting period, CTA registration did not significantly impact the ProFunds VP.

The following is a description of the derivative instruments utilized by the ProFunds VP, including certain primary underlying risk exposures related to each instrument type.

Futures Contracts

Each non-money market ProFund VP may purchase or sell futures contracts thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) a specified asset on the expiration date of the contract. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund VP generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a ProFund VP realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of a ProFund VP’s loss from an unhedged short position in futures contracts is potentially unlimited. Each ProFund VP intends to engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the Commodity Futures Trading Commission.

Upon entering into a futures contract, each ProFund VP will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 7% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund VP upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a ProFund VP may elect to close its position by taking an opposite position, which will operate to terminate the ProFund VP’s existing position in the contract.

September 30, 2013  (unaudited)           : :  Notes to Schedules of Portfolio Investments  : :

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of futures and the market value of the underlying securities, and the possibility of an illiquid market for a futures contract. Although each ProFund VP intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund VP to substantial losses. If trading is not possible, or if a ProFund VP determines not to close a futures position in anticipation of adverse price movements, the ProFund VP will be required to make daily cash payments of variation margin. The risk that the ProFund VP will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund VP.

Forward Currency Contracts

The ProFund VP Falling U.S. Dollar may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

It is possible that, under certain circumstances, this ProFund VP may have to limit its currency transactions to qualify as a “regulated investment company” under the Internal Revenue Code. The ProFund VP Falling U.S. Dollar does not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the ProFund VP Falling U.S. Dollar may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating it to buy, on the same maturity date, the same amount of the currency. If this ProFund VP engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the ProFund VP Falling U.S. Dollar engages in offsetting transactions it will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the ProFund VP Falling U.S. Dollar enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund VP will realize a gain to the extent that the price of ProFund VP currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund VP will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The ProFund VP Falling U.S. Dollar collateralizes forward currency contracts with cash and certain securities as indicated on the Schedule of Portfolio Investments. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund VP. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFund VP will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor.

The ProFund VP remains subject to credit risk with respect to the amount it expects to receive from counterparties. However, the ProFund VP has sought to mitigate these risks by generally requiring that the counterparties for the ProFund VP agree to post collateral for the benefit of the ProFund VP, marked to market daily, in an amount equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds. To the extent any such collateral is insufficient, the ProFund VP will be exposed to counterparty risk as described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of September 30, 2013, there was no collateral posted by counterparties.

Swap Agreements

Each non-money market ProFund VP may enter into swap agreements for the purposes of attempting to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap”

  : :  Notes to Schedules of Portfolio Investments  : :  September 30, 2013  (unaudited)

transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular pre-determined investment or instrument. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities. Most swap agreements entered into by a ProFund VP calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund VP’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). When investing in index swap agreements, the ProFunds VP may hold or gain exposure to only a representative sample of securities in the index, or to a component of the index.

A ProFund VP’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid. A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund VP will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund VP’s rights as a creditor.  A ProFund VP will only enter into swap agreements with counterparties that meet the ProFund VP’s standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the ProFund VP’s repurchase agreement guidelines).

The counterparty to any swap agreement will typically be a major global financial institution. On a long swap, the counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark), plus the dividends or interest that would have been received on those assets. The ProFund VP will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets. Therefore, the return to the ProFund VP on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund VP on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.

Some ProFunds VP may also enter into swap agreements that provide the opposite return of their benchmark or security (“short” the benchmark or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each ProFund VP on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each ProFund VP will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

Swap agreements typically are settled on a net basis, which means that the payment streams are netted out, with the ProFund VP receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund VP is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund VP’s risk of loss consists of the net amount of payments that such ProFund VP is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund VP’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund VP’s custodian.

In the normal course of business, a ProFund VP enters into International Swap Dealers Association, Inc. (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund VP’s ISDA agreements contain provisions that require the ProFund VP to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the ProFund VP’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund VP were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund VP will have already collateralized its liability under such agreements, in some cases only in excess of certain minimum threshold amounts. The ProFunds VP seek to mitigate risks by generally requiring that the counterparties for each ProFund VP agree to post collateral for the benefit of the ProFund VP, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds, although the ProFunds VP may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds VP will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of September 30, 2013, the collateral posted by counterparties consisted of U.S. Treasury securities and/or cash.

September 30, 2013  (unaudited)           : :  Notes to Schedules of Portfolio Investments  : :

The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of the counterparties to perform.  The Advisor, under the supervision of the Trust’s Board of Trustees, is responsible for determining and monitoring the liquidity of a ProFund VP’s transactions in swap agreements. A ProFund VP may use a combination of swaps on an underlying benchmark, and swaps on an ETF that is designed to track the performance of that benchmark. The performance of an ETF may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent a ProFund VP invests in swaps that use an ETF as the reference asset, that ProFund VP may be subject to greater correlation risk and may not achieve as high a degree of correlation with its benchmark as it would if the ProFund VP used only swaps on the underlying benchmark.

Investment Transactions

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.

3.    Investment Valuation Summary

The valuation techniques employed by the ProFunds VP, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the ProFunds VP and the ProFunds’ VP own assumptions about market participant assumptions developed based on the best information available under the circumstances. The inputs used for valuing the ProFunds’ VP investments are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical assets

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the ProFunds’ VP own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.  Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end.

Security prices are generally valued at their market value using information provided by a third party pricing service or market quotations or other procedures approved by the Trust’s Board of Trustees. The securities in the portfolio of a non-money market ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below. Warrants are generally valued using procedures based upon an intrinsic value or time value.  The intrinsic value method is the difference between the exercise (strike) price and the underlying stock price.  The time value method is considered the value of the continuing exposure to the movement in the underlying security that the warrant provides.  In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for U.S. Treasury securities. Fixed-income securities maturing within a relatively short time frame may be valued at amortized cost, which approximates market value. For the ProFund VP Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

  : :  Notes to Schedules of Portfolio Investments  : :  September 30, 2013  (unaudited)

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined and are typically categorized as Level 1 in the fair value hierarchy. Swap agreements are generally valued using independent sources and/or agreements with counterparties. Forward currency contracts are valued at their quoted daily prices obtained from an independent pricing service. These valuations are typically categorized as Level 2 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. Fair value pricing may require subjective determinations about the value of a security.  While the Trust’s policy is intended to result in a calculation of a ProFund VP’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund VP could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund VP may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

For the quarter ended September 30, 2013, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of September 30, 2013, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund VP:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Bull
Common Stocks	40,092,201	—	—	—	40,092,201	—
Repurchase Agreements	—	—	78,338,000	—	78,338,000	—
Futures Contracts	—	(35,344)	—	—	—	(35,344)
Swap Agreements	—	—	—	(416,005)	—	(416,005)
Total	$40,092,201	$(35,344)	$78,338,000	$(416,005)	$118,430,201	$(451,349)
ProFund VP Mid-Cap
Repurchase Agreements	—	—	20,308,000	—	20,308,000	—
Futures Contracts	—	37,504	—	—	—	37,504
Swap Agreements	—	—	—	(4,300)	—	(4,300)
Total	$—	$37,504	$20,308,000	$(4,300)	$20,308,000	$33,204
ProFund VP Small-Cap
Common Stocks	7,045,338	—	—	—	7,045,338	—
Repurchase Agreements	—	—	12,459,000	—	12,459,000	—
Warrant*	—	—	—	—	—	—
Futures Contracts	—	66,275	—	—	—	66,275
Swap Agreements	—	—	—	(3,251)	—	(3,251)
Total	$7,045,338	$66,275	$12,459,000	$(3,251)	$19,504,338	$63,024
ProFund VP Dow 30
Repurchase Agreements	—	—	1,850,000	—	1,850,000	—
Swap Agreements	—	—	—	(15,746)	—	(15,746)
Total	$—	$—	$1,850,000	$(15,746)	$1,850,000	$(15,746)
ProFund VP NASDAQ-100
Common Stocks	22,430,129	—	—	—	22,430,129	—
Repurchase Agreements	—	—	31,486,000	—	31,486,000	—
Futures Contracts	—	103,063	—	—	—	103,063
Swap Agreements	—	—	—	(86,431)	—	(86,431)
Total	$22,430,129	$103,063	$31,486,000	$(86,431)	$53,916,129	$16,632
ProFund VP Large-Cap Value
Common Stocks	24,117,711	—	—	—	24,117,711	—
Total	$24,117,711	$—	$—	$—	$24,117,711	$—
ProFund VP Large-Cap Growth
Common Stocks	26,606,087	—	—	—	26,606,087	—
Repurchase Agreements	—	—	194,000	—	194,000	—

September 30, 2013 (unaudited)           : :  Notes to Schedules of Portfolio Investments  : :

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Total	$26,606,087	$—	$194,000	$—	$26,800,087	$—
ProFund VP Mid-Cap Value
Common Stocks	26,157,784	—	—	—	26,157,784	—
Repurchase Agreements	—	—	128,000	—	128,000	—
Total	$26,157,784	$—	$128,000	$—	$26,285,784	$—
ProFund VP Mid-Cap Growth
Common Stocks	28,969,263	—	—	—	28,969,263	—
Total	$28,969,263	$—	$—	$—	$28,969,263	$—
ProFund VP Small-Cap Value
Common Stocks	30,478,976	—	—	—	30,478,976	—
Total	$30,478,976	$—	$—	$—	$30,478,976	$—
ProFund VP Small-Cap Growth
Common Stocks	43,840,067	—	—	—	43,840,067	—
Repurchase Agreements	—	—	53,000	—	53,000	—
Total	$43,840,067	$—	$53,000	$—	$43,893,067	$—
ProFund VP Asia 30
Common Stocks	38,138,494	—	—	—	38,138,494	—
Repurchase Agreements	—	—	185,000	—	185,000	—
Total	$38,138,494	$—	$185,000	$—	$38,323,494	$—
ProFund VP Europe 30
Common Stocks	35,818,324	—	—	—	35,818,324	—
Repurchase Agreements	—	—	129,000	—	129,000	—
Total	$35,818,324	$—	$129,000	$—	$35,947,324	$—
ProFund VP International
Repurchase Agreements	—	—	10,371,000	—	10,371,000	—
Swap Agreements	—	—	—	(67,790)	—	(67,790)
Total	$—	$—	$10,371,000	$(67,790)	$10,371,000	$(67,790)
ProFund VP Emerging Markets
Common Stocks	14,865,320	—	—	—	14,865,320	—
Preferred Stocks	3,890,418	—	—	—	3,890,418	—
Repurchase Agreements	—	—	1,690,000	—	1,690,000	—
Swap Agreements	—	—	—	(9,038)	—	(9,038)
Total	$18,755,738	$—	$1,690,000	$(9,038)	$20,445,738	$(9,038)
ProFund VP Japan
Repurchase Agreements	—	—	15,095,000	—	15,095,000	—
Futures Contracts	—	246,713	—	—	—	246,713
Total	$—	$246,713	$15,095,000	$—	$15,095,000	$246,713
ProFund VP UltraBull
Common Stocks	32,809,170	—	—	—	32,809,170	—
Repurchase Agreements	—	—	10,693,000	—	10,693,000	—
Futures Contracts	—	(2,270)	—	—	—	(2,270)
Swap Agreements	—	—	—	(207,575)	—	(207,575)
Total	$32,809,170	$(2,270)	$10,693,000	$(207,575)	$43,502,170	$(209,845)
ProFund VP UltraMid-Cap
Common Stocks	12,982,275	—	—	—	12,982,275	—
Repurchase Agreements	—	—	7,813,000	—	7,813,000	—
Futures Contracts	—	27,158	—	—	—	27,158
Swap Agreements	—	—	—	(185)	—	(185)
Total	$12,982,275	$27,158	$7,813,000	$(185)	$20,795,275	$26,973
ProFund VP UltraSmall-Cap
Common Stocks	14,505,101	—	—	—	14,505,101	—
Repurchase Agreements	—	—	13,998,000	—	13,998,000	—
Warrant*	—	—	—	—	—	—
Futures Contracts	—	56,142	—	—	—	56,142
Swap Agreements	—	—	—	(2,680)	—	(2,680)
Total	$14,505,101	$56,142	$13,998,000	$(2,680)	$28,503,101	$53,462
ProFund VP UltraNASDAQ-100
Common Stocks	23,925,471	—	—	—	23,925,471	—
Repurchase Agreements	—	—	18,920,000	—	18,920,000	—

  : :  Notes to Schedules of Portfolio Investments  : :  September 30, 2013 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Futures Contracts	—	68,817	—	—	—	68,817
Swap Agreements	—	—	—	(186,393)	—	(186,393)
Total	$23,925,471	$68,817	$18,920,000	$(186,393)	$42,845,471	$(117,576)
ProFund VP Bear
Repurchase Agreements	—	—	20,552,000	—	20,552,000	—
Futures Contracts	—	12,411	—	—	—	12,411
Swap Agreements	—	—	—	104,088	—	104,088
Total	$—	$12,411	$20,552,000	$104,088	$20,552,000	$116,499
ProFund VP Short Mid-Cap
Repurchase Agreements	—	—	830,000	—	830,000	—
Futures Contracts	—	(2,594)	—	—	—	(2,594)
Swap Agreements	—	—	—	116	—	116
Total	$—	$(2,594)	$830,000	$116	$830,000	$(2,478)
ProFund VP Short Small-Cap
Repurchase Agreements	—	—	4,370,000	—	4,370,000	—
Futures Contracts	—	(44)	—	—	—	(44)
Swap Agreements	—	—	—	1,207	—	1,207
Total	$—	$(44)	$4,370,000	$1,207	$4,370,000	$1,163
ProFund VP Short Dow 30
Repurchase Agreements	—	—	62,000	—	62,000	—
Swap Agreements	—	—	—	498	—	498
Total	$—	$—	$62,000	$498	$62,000	$498
ProFund VP Short NASDAQ-100
Repurchase Agreements	—	—	5,537,000	—	5,537,000	—
Futures Contracts	—	81	—	—	—	81
Swap Agreements	—	—	—	16,482	—	16,482
Total	$—	$81	$5,537,000	$16,482	$5,537,000	$16,563
ProFund VP Short International
Repurchase Agreements	—	—	1,615,000	—	1,615,000	—
Swap Agreements	—	—	—	10,391	—	10,391
Total	$—	$—	$1,615,000	$10,391	$1,615,000	$10,391
ProFund VP Short Emerging Markets
Repurchase Agreements	—	—	2,473,000	—	2,473,000	—
Swap Agreements	—	—	—	13,203	—	13,203
Total	$—	$—	$2,473,000	$13,203	$2,473,000	$13,203
ProFund VP UltraShort Dow 30
Repurchase Agreements	—	—	169,000	—	169,000	—
Swap Agreements	—	—	—	2,726	—	2,726
Total	$—	$—	$169,000	$2,726	$169,000	$2,726
ProFund VP UltraShort NASDAQ-100
Repurchase Agreements	—	—	593,000	—	593,000	—
Futures Contracts	—	195	—	—	—	195
Swap Agreements	—	—	—	3,568	—	3,568
Total	$—	$195	$593,000	$3,568	$593,000	$3,763
ProFund VP Banks
Common Stocks	5,828,017	—	—	—	5,828,017	—
Swap Agreements	—	—	—	(251)	—	(251)
Total	$5,828,017	$—	$—	$(251)	$5,828,017	$(251)
ProFund VP Basic Materials
Common Stocks	22,991,210	—	—	—	22,991,210	—
Repurchase Agreements	—	—	52,000	—	52,000	—
Total	$22,991,210	$—	$52,000	$—	$23,043,210	$—
ProFund VP Biotechnology
Common Stocks	29,274,521	—	—	—	29,274,521	—
Repurchase Agreements	—	—	355,000	—	355,000	—
Swap Agreements	—	—	—	(1,542)	—	(1,542)

September 30, 2013 (unaudited)           : :  Notes to Schedules of Portfolio Investments  : :

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Total	$29,274,521	$—	$355,000	$(1,542)	$29,629,521	$(1,542)
ProFund VP Consumer Goods
Common Stocks	18,228,903	—	—	—	18,228,903	—
Repurchase Agreements	—	—	125,000	—	125,000	—
Total	$18,228,903	$—	$125,000	$—	$18,353,903	$—
ProFund VP Consumer Services
Common Stocks	28,313,279	—	—	—	28,313,279	—
Repurchase Agreements	—	—	235,000	—	235,000	—
Total	$28,313,279	$—	$235,000	$—	$28,548,279	$—
ProFund VP Financials
Common Stocks	41,313,793	—	—	—	41,313,793	—
Total	$41,313,793	$—	$—	$—	$41,313,793	$—
ProFund VP Health Care
Common Stocks	52,704,622	—	—	—	52,704,622	—
Total	$52,704,622	$—	$—	$—	$52,704,622	$—
ProFund VP Industrials
Common Stocks	20,096,184	—	—	—	20,096,184	—
Total	$20,096,184	$—	$—	$—	$20,096,184	$—
ProFund VP Internet
Common Stocks	10,983,261	—	—	—	10,983,261	—
Total	$10,983,261	$—	$—	$—	$10,983,261	$—
ProFund VP Oil & Gas
Common Stocks	57,825,803	—	—	—	57,825,803	—
Total	$57,825,803	$—	$—	$—	$57,825,803	$—
ProFund VP Pharmaceuticals
Common Stocks	11,112,777	—	—	—	11,112,777	—
Swap Agreements	—	—	—	(604)	—	(604)
Total	$11,112,777	$—	$—	$(604)	$11,112,777	$(604)
ProFund VP Precious Metals
Repurchase Agreements	—	—	40,216,000	—	40,216,000	—
Swap Agreements	—	—	—	(55,006)	—	(55,006)
Total	$—	$—	$40,216,000	$(55,006)	$40,216,000	$(55,006)
ProFund VP Real Estate
Common Stocks	20,227,721	—	—	—	20,227,721	—
Total	$20,227,721	$—	$—	$—	$20,227,721	$—
ProFund VP Semiconductor
Common Stocks	1,295,997	—	—	—	1,295,997	—
Swap Agreements	—	—	—	(30)	—	(30)
Total	$1,295,997	$—	$—	$(30)	$1,295,997	$(30)
ProFund VP Technology
Common Stocks	11,992,157	—	—	—	11,992,157	—
Repurchase Agreements	—	—	21,000	—	21,000	—
Total	$11,992,157	$—	$21,000	$—	$12,013,157	$—
ProFund VP Telecommunications
Common Stocks	5,377,929	—	—	—	5,377,929	—
Swap Agreements	—	—	—	(533)	—	(533)
Total	$5,377,929	$—	$—	$(533)	$5,377,929	$(533)
ProFund VP Utilities
Common Stocks	32,694,118	—	—	—	32,694,118	—
Total	$32,694,118	$—	$—	$—	$32,694,118	$—
ProFund VP U.S. Government Plus
U.S. Treasury Obligation	—	—	13,681,056	—	13,681,056	—
Repurchase Agreements	—	—	16,914,000	—	16,914,000	—
Swap Agreements	—	—	—	747,080	—	747,080
Total	$—	$—	$30,595,056	$747,080	$30,595,056	$747,080

  : :  Notes to Schedules of Portfolio Investments  : :  September 30, 2013 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Rising Rates Opportunity
Repurchase Agreements	—	—	32,174,000	—	32,174,000	—
Swap Agreements	—	—	—	(1,514,367)	—	(1,514,367)
Total	$—	$—	$32,174,000	$(1,514,367)	$32,174,000	$(1,514,367)
ProFund VP Falling U.S. Dollar
Repurchase Agreements	—	—	1,277,000	—	1,277,000	—
Forward Currency Contracts	—	—	—	32,928	—	32,928
Total	$—	$—	$1,277,000	$32,928	$1,277,000	$32,928
ProFund VP Money Market
Repurchase Agreements	—	—	212,439,000	—	212,439,000	—
Total	$—	$—	$212,439,000	$—	$212,439,000	$—

^ Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

* Warrants were valued at $0 and categorized as Level 2 within the fair value hierarchy.

4. Investment Risks

Some risks apply to all ProFunds VP, while others are specific to the investment strategy of certain ProFunds VP. Each ProFund VP may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds VP.

Risks Associated with the Use of Derivatives

Certain ProFunds VP use investment techniques, such as investing in derivatives, that may be considered aggressive. Investing in derivatives may expose a ProFund VP to greater risks than investing directly in the reference asset(s) underlying those derivatives, such as counterparty risk and liquidity risk (each as discussed below). When a ProFund VP uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the ProFund VP from achieving its investment objective. The use of derivatives also exposes a ProFund VP to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying a derivative (e.g., the securities contained in a ProFund VP’s benchmark), including: 1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); 2) the risk that an instrument is temporarily mispriced; 3) credit or counterparty risk on the amount each ProFund VP expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a ProFund VP will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a ProFund VP’s position in a particular instrument when desired. A ProFund VP may use a combination of swaps on an underlying benchmark and swaps on an ETF that is designed to track the performance of that benchmark. The performance of an ETF may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent a ProFund VP invests in swaps that use an ETF as the reference asset, the ProFund VP may be subject to greater correlation risk and may not achieve as high a degree of correlation with its benchmark as it would if the ProFund VP only used swaps on the underlying benchmark.

Moreover, with respect to the use of swap agreements, if a reference asset has a dramatic intraday move that causes a material decline in a ProFund VP’s net assets, the terms of a swap agreement between the ProFund VP and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund VP. In that event, the ProFund VP may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund VP’s investment objective. This, in turn, may prevent the ProFund VP from achieving its investment objective, even if the reference asset reverses all or a portion of its intraday move by the end of the day. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the ProFund VP’s return.

September 30, 2013 (unaudited)           : :  Notes to Schedules of Portfolio Investments  : :

Leverage Risk

Certain ProFunds VP utilize leverage (i.e., obtain investment exposure in excess of assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than a similar fund that does not employ leverage.

Because the ProFunds VP that utilize leverage include either multipliers of 2x or 1.25x (or sometimes the inverse thereof), a single day adverse price movement of more than 50% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.

Active Investor Risk

Each ProFund VP permits short-term trading of its securities. The Advisor expects a significant portion of assets invested in the ProFund VP to come from professional money managers and investors who use the ProFund VP as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the ProFund VP. In addition, large movements of assets into and out of the ProFund VP may have a negative impact on the ProFund VP’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund VP’s expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund VP’s prospectus.

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of counterparties, issuers, industries, market sectors, countries or geographical regions. A ProFund VP that concentrates its investments will be more susceptible to risks associated with that concentration and will be more sensitive to adverse impact from credit risk relating to such counterparties or issuers than a ProFund VP that is more diversified. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual company that constitutes a significant portion of that ProFund VP’s benchmark. Such a ProFund VP will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the benchmark. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds VP that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedule of Portfolio Investments includes information on each ProFund VP’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

A number of factors may affect a non-money market ProFund VP’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund VP will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective. A number of factors may adversely affect a ProFund VP’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund VP invests. A ProFund VP may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to such stocks or industries may be different from that of the benchmark. In addition, a ProFund VP may invest in securities or financial instruments not included in the benchmark. A ProFund VP may be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or underexposed to its benchmark. Activities surrounding index reconstitutions and other rebalancing events may hinder a ProFund VP’s ability to meet its daily investment objective on that day. Each ProFund VP (other than the Classic ProFunds VP and ProFund VP Falling U.S. Dollar) seeks to rebalance its portfolio daily to keep its exposure to the benchmark consistent with its daily investment objective.

Counterparty Risk

The ProFunds VP will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments or repurchase agreements entered into by the ProFunds VP. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or fails to perform its obligations under such agreement. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

Exposure to Debt Instrument Risk

The ProFunds VP may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Typically, the value of outstanding debt instruments falls when interest rates rise. Without taking into account other factors, the values of debt instruments with longer maturities may fluctuate more in response to interest rate changes than those debt instruments with shorter maturities. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. Debt instruments allowing

  : :  Notes to Schedules of Portfolio Investments  : :  September 30, 2013 (unaudited)

prepayment may offer less potential for gains during a period of declining interest rates, as the ProFund VP may have to reinvest the proceeds received at lower interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the ProFund VP to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities in which a ProFund VP may invest are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than those issued by or guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. It is possible that the U.S. may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to acquire or dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. Markets for the securities in which the ProFund VP invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent a ProFund VP from limiting losses, realizing gains, or achieving a high correlation (or inverse correlation) with its underlying benchmark.

5. Federal Income Tax Information

At September 30, 2013, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
ProFund VP Bull	$102,127,922	$22,673,963	$(6,371,684)	$16,302,279
ProFund VP Mid-Cap	20,308,000	—	—	—
ProFund VP Small-Cap	18,050,124	1,683,747	(229,533)	1,454,214
ProFund VP Dow 30	1,850,000	—	—	—
ProFund VP NASDAQ-100	41,867,432	14,220,773	(2,172,076)	12,048,697
ProFund VP Large-Cap Value	21,261,662	8,270,166	(5,414,117)	2,856,049
ProFund VP Large-Cap Growth	16,319,395	12,311,734	(1,831,042)	10,480,692
ProFund VP Mid-Cap Value	21,643,089	8,252,480	(3,609,785)	4,642,695
ProFund VP Mid-Cap Growth	19,736,912	11,698,153	(2,465,802)	9,232,351
ProFund VP Small-Cap Value	24,896,287	10,309,360	(4,726,671)	5,582,689
ProFund VP Small-Cap Growth	33,604,583	13,162,762	(2,874,278)	10,288,484
ProFund VP Asia 30	25,912,992	19,165,478	(6,754,976)	12,410,502
ProFund VP Europe 30	30,021,408	12,035,454	(6,109,538)	5,925,916
ProFund VP International	10,371,000	—	—	—
ProFund VP Emerging Markets	19,897,934	2,323,519	(1,775,715)	547,804
ProFund VP Japan	15,095,000	—	—	—
ProFund VP UltraBull	40,599,704	3,797,993	(895,527)	2,902,466
ProFund VP UltraMid-Cap	15,742,375	6,775,289	(1,722,389)	5,052,900
ProFund VP UltraSmall-Cap	25,043,201	3,993,785	(533,885)	3,459,900
ProFund VP UltraNASDAQ-100	33,830,075	11,307,200	(2,291,804)	9,015,396
ProFund VP Bear	20,552,000	—	—	—
ProFund VP Short Mid-Cap	830,000	—	—	—
ProFund VP Short Small-Cap	4,370,000	—	—	—
ProFund VP Short Dow 30	62,000	—	—	—
ProFund VP Short NASDAQ-100	5,537,000	—	—	—
ProFund VP Short International	1,615,000	—	—	—
ProFund VP Short Emerging Markets	2,473,000	—	—	—
ProFund VP UltraShort Dow 30	169,000	—	—	—
ProFund VP UltraShort NASDAQ-100	593,000	—	—	—
ProFund VP Banks	6,360,951	2,623,610	(3,156,544)	(532,934)
ProFund VP Basic Materials	17,716,940	11,564,496	(6,238,226)	5,326,270
ProFund VP Biotechnology	15,671,617	15,622,203	(1,664,299)	13,957,904
ProFund VP Consumer Goods	11,021,429	8,990,439	(1,657,965)	7,332,474
ProFund VP Consumer Services	17,877,383	12,169,248	(1,498,352)	10,670,896
ProFund VP Financials	36,750,262	17,306,489	(12,742,958)	4,563,531
ProFund VP Health Care	33,678,294	24,391,767	(5,365,439)	19,026,328
ProFund VP Industrials	13,756,357	8,301,315	(1,961,488)	6,339,827
ProFund VP Internet	6,676,088	5,034,061	(726,888)	4,307,173
ProFund VP Oil & Gas	26,197,463	37,646,107	(6,017,767)	31,628,340
ProFund VP Pharmaceuticals	7,958,204	4,488,581	(1,334,008)	3,154,573
ProFund VP Precious Metals	40,216,000	—	—	—
ProFund VP Real Estate	14,791,733	9,324,139	(3,888,151)	5,435,988
ProFund VP Semiconductor	917,656	614,004	(235,663)	378,341
ProFund VP Technology	6,615,813	7,537,239	(2,139,895)	5,397,344
ProFund VP Telecommunications	5,209,986	2,099,028	(1,931,085)	167,943
ProFund VP Utilities	20,511,121	16,292,661	(4,109,664)	12,182,997
ProFund VP U.S. Government Plus	30,866,607	40,113	(311,664)	(271,551)
ProFund VP Rising Rates Opportunity	32,174,000	—	—	—
ProFund VP Falling U.S. Dollar	1,277,000	—	—	—
ProFund VP Money Market	212,439,000	—	—	—

6. Legal and Regulatory Matters

In December 2007, the ProFund VP UltraMid-Cap, as a shareholder of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which it received $48/share of merger consideration. Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits seeking to recover, or clawback, proceeds received by shareholders in the December 2007 merger based on fraudulent transfer claims.

The value of the proceeds received by the ProFund VP UltraMid-Cap is approximately $521,000. The ProFund VP cannot predict the outcome of this proceeding. The complaints, however, allege no misconduct by the ProFund VP. The ProFund VP is currently assessing the cases and have not yet determined the potential effect, if any, on its net asset value. Accordingly, no loss has been accrued in the balance sheet.

Item 2.   Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.   Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	ProFunds

By (Signature and Title)	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date:	November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Louis M. Mayberg
Louis M. Mayberg, President and Principal Executive Officer

Date:	November 26, 2013

By (Signature and Title)	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date:	November 26, 2013